Document and Entity Information	3 Months Ended
Mar. 31, 2012
Document and Entity Information
Entity Registrant Name	RADIATION THERAPY SERVICES, INC.
Entity Central Index Key	0001056904
Document Type	S-4
Document Period End Date	Mar 31, 2012
Amendment Flag	false
Entity Filer Category	Non-accelerated Filer

CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Mar. 31, 2012	Dec. 31, 2011	Mar. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Current assets:
Cash and cash equivalents ($2,922 and $4,981 related to VIEs)	$ 12,407	$ 10,177	$ 23,455	$ 13,977	$ 32,958	$ 49,168
Accounts receivable, net ($17,934 and $19,670 related to VIEs)	101,169	87,094		63,571
Prepaid expenses ($414 and $376 related to VIEs)	5,889	5,731		6,969
Inventories ($168 and $17 related to VIEs)	4,927	4,308		2,647
Deferred income taxes	2,969	2,969		2,276
Other ($756 and $851 related to VIEs)	4,457	6,025		2,313
Total current assets	131,818	116,304		91,753
Equity investments in joint ventures	522	692		20,136
Property and equipment, net ($22,910 and $22,069 related to VIEs)	244,292	236,411		229,665
Real estate subject to finance obligation	13,735	13,719		8,100
Goodwill ($18,879 and $13,190 related to VIEs)	569,901	556,547		770,898
Intangible assets, net ($1,363 and $792 related to VIEs)	45,809	42,393		85,236
Other assets ($8,106 and $9,159 related to VIEs)	30,457	32,526		30,542
Total assets	1,036,534	998,592		1,236,330
Current liabilities:
Accounts payable ($2,282 and $3,385 related to VIEs)	39,402	27,748		21,888
Accrued expenses ($2,471 and $3,127 related to VIEs)	53,923	42,596		35,765
Income taxes payable ($31 and $0 related to VIEs)	5,484	5,310		5,994
Current portion of long-term debt	22,777	13,945		8,780
Current portion of finance obligation	184	161		53
Other current liabilities	5,374	6,615		197
Total current liabilities	127,144	96,375		72,677
Long-term debt, less current portion	681,985	665,088		590,051
Finance obligation, less current portion	14,133	14,105		8,515
Other long-term liabilities ($1,874 and $1,542 related to VIEs)	23,142	22,659		15,981
Deferred income taxes	10,259	10,343		33,527
Total liabilities	856,663	808,570		720,751
Noncontrolling interests-redeemable	12,925	12,728		7,371
Commitments and contingencies
Equity:
Common stock, $0.01 par value, 1,025 shares authorized, 1,025 and 1,000 shares issued, and outstanding at December 31, 2011 and 2010, respectively
Additional paid-in capital	648,798	648,703		630,989
Retained deficit	(493,364)	(483,815)		(130,374)
Note receivable from shareholder	(125)	(125)		(175)
Accumulated other comprehensive loss, net of tax	(5,859)	(4,890)		(3,391)
Total Radiation Therapy Services Holdings, Inc. shareholder's equity	149,450	159,873		497,049
Noncontrolling interests-nonredeemable	17,496	17,421		11,159
Total equity	166,946	177,294		508,208	622,007	629,172
Total liabilities and equity	$ 1,036,534	$ 998,592		$ 1,236,330

CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Mar. 31, 2012	Dec. 31, 2011	Mar. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Cash and cash equivalents	$ 12,407	$ 10,177	$ 23,455	$ 13,977	$ 32,958	$ 49,168
Accounts receivable, net	101,169	87,094		63,571
Prepaid expenses	5,889	5,731		6,969
Inventories	4,927	4,308		2,647
Other	4,457	6,025		2,313
Property and equipment, net	244,292	236,411		229,665
Goodwill	569,901	556,547		770,898
Intangible assets, net	45,809	42,393		85,236
Other assets	30,457	32,526		30,542
Accounts payable	39,402	27,748		21,888
Accrued expenses	53,923	42,596		35,765
Income taxes payable	5,484	5,310		5,994
Other long-term liabilities	23,142	22,659		15,981
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01		$ 0.01
Common stock, shares authorized (in shares)	1,025	1,025		1,025
Common stock, shares issued (in shares)	1,025	1,025		1,000
Common stock, shares outstanding (in shares)	1,025	1,025		1,000
Variable Interest Entities (VIEs)
Cash and cash equivalents	4,455	2,922		4,981
Accounts receivable, net	20,195	17,934		19,670
Prepaid expenses	608	414		376
Inventories	334	168		17
Other	901	756		851
Property and equipment, net	22,008	22,910		22,069
Goodwill	18,929	18,879		13,190
Intangible assets, net	1,346	1,363		792
Other assets	8,121	8,106		9,159
Accounts payable	2,365	2,282		3,385
Accrued expenses	2,805	2,471		3,127
Income taxes payable	(25)	31		0
Other long-term liabilities	$ 1,971	$ 1,874		$ 1,542

CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Revenues:
Net patient service revenue	$ 175,548	$ 155,083	$ 638,690	$ 535,913	$ 517,646
Other revenue	1,897	1,454	6,027	8,050	6,838
Total revenues	177,445	156,537	644,717	543,963	524,484
Expenses:
Salaries and benefits	93,843	80,899	326,782	282,302	259,532
Medical supplies	15,460	12,491	51,838	43,027	45,361
Facility rent expenses	9,590	7,823	33,375	27,885	22,106
Other operating expenses	8,701	7,458	33,992	27,103	24,398
General and administrative expenses	19,682	17,836	81,688	65,798	54,537
Depreciation and amortization	15,196	12,455	54,084	46,346	46,416
Provision for doubtful accounts	5,061	3,801	16,117	8,831	12,871
Interest expense, net	17,555	14,493	60,656	58,505	62,502
Loss on sale of assets of a radiation treatment center				1,903
Early extinguishment of debt				10,947
Impairment loss			360,639	97,916	3,474
Loss on investments			250
Gain on fair value adjustment of previously held equity investment		(234)	(234)
Loss on foreign currency transactions	49	10	106
Loss on forward currency derivative contracts	594	116	672
Total expenses	185,731	157,148	1,019,965	670,563	531,197
Loss before income taxes	(8,286)	(611)	(375,248)	(126,600)	(6,713)
Income tax (benefit) expense	110	2,466	(25,365)	(12,810)	1,002
Net loss	(8,396)	(3,077)	(349,883)	(113,790)	(7,715)
Net income attributable to noncontrolling interests-redeemable and non-redeemable	(1,153)	(1,439)	(3,558)	(1,698)	(1,835)
Net loss attributable to Radiation Therapy Services Holdings, Inc. shareholder	(9,549)	(4,516)	(353,441)	(115,488)	(9,550)
Other comprehensive income (loss):
Unrealized gain on derivative interest rate swap agreements, net of tax	(333)	1,296	2,428	1,679	1,938
Unrealized loss on foreign currency translation	(528)	(155)	(4,909)
Unrealized loss on other comprehensive income from share of equity investee				(201)	(137)
Unrealized comprehensive (loss) income:	(861)	1,141	(2,481)	1,478	1,801
Comprehensive loss	(9,257)	(1,936)	(352,364)	(112,312)	(5,914)
Comprehensive income attributable to noncontrolling interests-redeemable and non-redeemable:	(1,177)	(1,411)	(2,914)	(1,698)	(1,835)
Comprehensive loss attributable to Radiation Therapy Services Holdings, Inc. shareholder	$ (10,434)	$ (3,347)	$ (355,278)	$ (114,010)	$ (7,749)

CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash flows from operating activities
Net loss	$ (349,883)	$ (113,790)	$ (7,715)
Adjustments to reconcile net loss to net cash provided by operating activities:
Depreciation	45,972	39,011	31,837
Amortization	8,112	7,335	14,579
Deferred rent expense	1,271	1,180	3,199
Deferred income taxes	(28,378)	(19,698)	(1,335)
Stock-based compensation	1,461	1,030	962
Provision for doubtful accounts	16,117	8,831	12,871
Loss on the sale/disposal of property and equipment	235	734	1,341
Loss on the sale of assets of a radiation treatment center		1,903
Write-off of pro-rata debt discount		494
Write-off of loan costs		1,593
Extinguishment of debt		10,947
Termination of a derivative interest rate swap agreement	(1,880)
Write-off of acquisition-related costs			812
Impairment loss	360,639	97,916	3,474
Loss on investments	250
Gain on fair value adjustment of previously held equity investment	(234)
Loss on foreign currency transactions	98
Loss on forward currency derivative contracts	672
Amortization of debt discount	847	791	1,208
Amortization of loan costs	4,524	3,350	2,850
Equity interest in net loss (earnings) of joint venture	1,036	(1,001)	(880)
Distribution received from unconsolidated joint ventures	52	980
Changes in operating assets and liabilities:
Accounts receivable and other receivables	(20,780)	(16,066)	(3,790)
Income taxes payable	(4,393)	6,477	13,141
Inventories and other current assets	(1,622)	107	10
Prepaid expenses	2,839	4,425	2,006
Accounts payable	2,808	8,454	(965)
Accrued expenses / other long-term liabilities	5,001	3,991	(2,213)
Net cash provided by operating activities	44,764	48,994	71,392
Cash flows from investing activities
Purchases of property and equipment	(36,612)	(43,781)	(35,443)
Acquisition of medical practices	(59,886)	(43,388)	(2,449)
Restricted cash associated with earn-out provisions of acquisitions			2,269
Purchase of joint venture interests		(1,000)	(13,593)
Proceeds from sale of property and equipment	6	1,693	144
Repayments from employees	338	457	478
Contribution of capital to joint venture entities	(799)	(3,711)	(2,386)
Distribution received from joint venture	581	27
Proceeds from the sale of equity interest in a joint venture	312
Payments of foreign currency derivative contracts	(1,486)
Proceeds from sale of investments	1,035
Purchase of investments	(79)
Change in other assets and other liabilities	(192)	(2,808)	(3,192)
Net cash used in investing activities	(96,782)	(92,511)	(54,172)
Cash flows from financing activities
Proceeds from issuance of debt (net of original issue discount of $625, $1,950 and $0 respectively)	111,205	316,550
Principal repayments of debt	(57,777)	(271,295)	(29,693)
Repayments of finance obligation	(95)	(302)	(1,242)
Payment of call premium on senior subordinated notes		(5,250)
Proceeds from equity contribution	3	156
Payments of notes receivable from shareholder	50	50	25
Proceeds from issuance of noncontrolling interest	4,120	608	356
Cash distributions to noncontrolling interest holders-redeemable and non-redeemable	(4,428)	(3,176)	(2,876)
Deconsolidation of noncontrolling interest	(33)	(14)
Payments of debt issue costs	(4,809)	(12,791)
Net cash provided by (used in) financing activities	48,236	24,536	(33,430)
Effect of exchange rate changes on cash and cash equivalents	(18)
Net decrease in cash and cash equivalents	(3,800)	(18,981)	(16,210)
Cash and cash equivalents, beginning of period	13,977	32,958	49,168
Cash and cash equivalents, end of period	10,177	13,977	32,958
Supplemental disclosure of cash flow information
Interest paid	56,748	57,688	57,371
Income taxes paid (refunded)	5,802	411	(10,776)
Supplemental disclosure of noncash transactions
Recorded finance obligation related to real estate projects	11,623	3,756	17,866
Recorded derecognition of finance obligation related to real estate projects	(5,829)	(72,117)
Recorded noncash deconsolidation of noncontrolling interest	49	(64)
Recorded noncash purchase of noncontrolling interest in a joint venture		(475)
Recorded noncash contribution of capital by controlling interest holder		602
Recorded noncash use of vendor credits		2,027
Recorded capital lease obligations related to the purchase of equipment	4,701
Recorded issuance of Parent equity units related to the acquisition of medical practices	16,250
Recorded issuance of senior subordinated notes related to the acquisition of medical practices	16,047
Recorded earn-out accrual related to the acquisition of medical practices	2,340
Recorded additional consideration related to the acquisition of medical practices	561
Recorded other non-current liabilities related to non-controlling interest related to the acquisition of medical practices	1,364
Recorded issuance of notes payable related to the acquisition of medical practices	4,005
Recorded noncash dividend declared to noncontrolling interest	221
Recorded issuance of redeemable noncontrolling interest	71
Recorded noncash contribution of capital by noncontrolling interest holder			694
Recorded accounts payable liabilities related to the acceptance and delivery of medical equipment			2,063
Recorded reduction in goodwill due to purchase price adjustment			188
Recorded noncash distribution receivable and equity contribution payable from equity investee			301
Recorded accounts payable related to the final purchase adjustment for an equity investee			$ 1,900

CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2012	Dec. 31, 2011	Mar. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
CONSOLIDATED STATEMENTS OF CASH FLOWS
Issuance of debt, original issue discount	$ 0	$ 625	$ 625	$ 1,950	$ 0

CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (USD $) In Thousands, except Share data, unless otherwise specified	Total USD ($)	Common Stock	Additional Paid-In Capital USD ($)	Retained Deficit USD ($)	Note Receivable from Shareholder USD ($)	Accumulated Other Comprehensive Loss USD ($)	Noncontrolling interests - Nonredeemable USD ($)
Balance at Dec. 31, 2008	$ 629,172		$ 629,220	$ (5,336)	$ (250)	$ (6,670)	$ 12,208
Balance (in shares) at Dec. 31, 2008		1,000
Increase (Decrease) in Stockholders' Equity
Net (loss) income	(8,861)			(9,550)			689
Unrealized gain on interest rate swap agreement, net of tax	1,938					1,938
Share of equity investee's other comprehensive loss, net of tax	(137)					(137)
Stock-based compensation	962		962
Sale of interest in a subsidiary	250		96				154
Payment of note receivable from shareholder	25				25
Equity contribution in joint venture	800						800
Cash distributions	(2,142)						(2,142)
Balance at Dec. 31, 2009	622,007		630,278	(14,886)	(225)	(4,869)	11,709
Balance (in shares) at Dec. 31, 2009		1,000
Increase (Decrease) in Stockholders' Equity
Net (loss) income	(114,797)			(115,488)			691
Unrealized gain on interest rate swap agreement, net of tax	1,679					1,679
Share of equity investee's other comprehensive loss, net of tax	(201)					(201)
Issuance of limited liability company interests	156		156
Deconsolidation of a noncontrolling interest	(78)						(78)
Purchase of a noncontrolling interest in a joint venture			(475)				475
Stock-based compensation	1,030		1,030
Payment of note receivable from shareholder	50				50
Equity contribution in joint venture	608						608
Cash distributions	(2,246)						(2,246)
Balance at Dec. 31, 2010	508,208		630,989	(130,374)	(175)	(3,391)	11,159
Balance (in shares) at Dec. 31, 2010	1,000	1,000
Increase (Decrease) in Stockholders' Equity
Net (loss) income	(350,674)			(353,441)			2,767
Unrealized gain on interest rate swap agreement, net of tax	2,428					2,428
Foreign currency translation loss	(4,882)					(4,265)	(617)
Cash contribution of equity	3		3
Deconsolidation of a noncontrolling interest	49						49
Equity issuance related to MDLLC acquisition	16,250		16,250
Equity issuance related to MDLLC acquisition (in shares)		25
Fair value of noncontrolling interest acquired in connection with MDLLC acquisition	7,750						7,750
Reversal of other comprehensive income of previously held equity investment	338					338
Stock-based compensation	1,461		1,461
Payment of note receivable from shareholder	50				50
Cash distributions	(3,687)						(3,687)
Balance at Dec. 31, 2011	$ 177,294		$ 648,703	$ (483,815)	$ (125)	$ (4,890)	$ 17,421
Balance (in shares) at Dec. 31, 2011	1,025	1,025

Organization and Basis of Presentation	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Organization and Basis of Presentation
Organization and Basis of Presentation

1.  Organization

Radiation Therapy Services Holdings, Inc. (“Parent”), through its wholly-owned subsidiaries (the “Subsidiaries” and, collectively with the Subsidiaries, the “Company”) develops and operates radiation therapy centers that provide radiation treatment to cancer patients in Alabama, Arizona, California, Florida, Kentucky, Maryland, Massachusetts, Michigan, Nevada, New Jersey, New York, North Carolina, Rhode Island, South Carolina and West Virginia.  The Company also develops and operates radiation therapy centers in Latin America, Central America and the Caribbean. The international centers are located in Argentina, Mexico, Costa Rica, Dominican Republic, Guatemala, and El Salvador. The Company also has affiliations with physicians specializing in other areas including urology and medical, gynecological, and surgical oncology in a number of markets to strengthen the Company’s clinical working relationships and to evolve from a freestanding radiation oncology centric model to an Integrated Cancer Care (“ICC”) model.

(1) Organization and Basis of Presentation

Organization

        Radiation Therapy Services Holdings, Inc. ("Parent"), through its wholly-owned subsidiaries (the "Subsidiaries" and, collectively with the Subsidiaries, the "Company") develops and operates radiation therapy centers that provide radiation treatment to cancer patients in Alabama, Arizona, California, Delaware, Florida, Kentucky, Maryland, Massachusetts, Michigan, Nevada, New Jersey, New York, North Carolina, Rhode Island, South Carolina and West Virginia. The Company also develops and operates radiation therapy centers in South America, Central America and the Caribbean. The international centers are located in Argentina, Mexico, Costa Rica, Dominican Republic, Guatemala and El Salvador. The Company also has affiliations with physicians specializing in other areas including urology and medical, gynecological, and surgical oncology in a number of markets to strengthen the Company's clinical working relationships.

Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2011
Summary of Significant Accounting Policies
Summary of Significant Accounting Policies

(2) Summary of Significant Accounting Policies

Principles of Consolidation

        The accompanying consolidated financial statements include the accounts of the Company and all subsidiaries and entities controlled by the Company through the Company's direct or indirect ownership of a majority interest and/or exclusive rights granted to the Company as the general partner of such entities. All significant intercompany accounts and transactions have been eliminated.

Variable Interest Entities

        The Company has evaluated certain radiation oncology practices in order to determine if they are variable interest entities ("VIEs"). This evaluation resulted in the Company determining that certain of its radiation oncology practices were potential VIEs. For each of these practices, the Company has evaluated (1) the sufficiency of the fair value of the entity's equity investments at risk to absorb losses, (2) that, as a group, the holders of the equity investments at risk have (a) the direct or indirect ability through voting rights to make decisions about the entity's significant activities, (b) the obligation to absorb the expected losses of the entity and their obligations are not protected directly or indirectly, and (c) the right to receive the expected residual return of the entity, and (3) substantially all of the entity's activities do not involve or are not conducted on behalf of an investor that has disproportionately fewer voting rights in terms of its obligation to absorb the expected losses or its right to receive expected residual returns of the entity, or both. The Accounting Standards Codification (ASC), 810, Consolidation (ASC 810), requires a company to consolidate VIEs if the company is the primary beneficiary of the activities of those entities. Certain of the Company's radiation oncology practices are VIEs and the Company has a variable interest in each of these practices through its administrative services agreements. Other of the Company's radiation oncology practices (primarily consist of partnerships) are VIEs and the Company has a variable interest in each of these practices because the total equity investment at risk is not sufficient to permit the legal entity to finance its activities without the additional subordinated financial support provided by its members.

        In accordance with ASC 810, the Company consolidates certain radiation oncology practices where the Company provides administrative services pursuant to long-term management agreements. The noncontrolling interests in these entities represent the interests of the physician owners of the oncology practices in the equity and results of operations of these consolidated entities. The Company, through its variable interests in these practices, has the power to direct the activities of these practices that most significantly impact the entity's economic performance and the Company would absorb a majority of the expected losses of these practices should they occur. Based on these determinations, the Company has consolidated these radiation oncology practices in its consolidated financial statements for all periods presented.

        The Company could be obligated, under the terms of the operating agreements governing certain of its joint ventures, upon the occurrence of various fundamental regulatory changes and or upon the occurrence of certain events outside of the Company's control to purchase some or all of the noncontrolling interests related to the Company's consolidated subsidiaries. These repurchase requirements would be triggered by, among other things, regulatory changes prohibiting the existing ownership structure. While the Company is not aware of events that would make the occurrence of such a change probable, regulatory changes are outside the control of the Company. Accordingly, the noncontrolling interests subject to these repurchase provisions have been classified outside of equity on the Company's consolidated balance sheets.

        All significant intercompany accounts and transactions have been eliminated. As of December 31, 2011 and 2010, the combined total assets included in the Company's balance sheet relating to the VIEs were approximately $73.5 and $71.1 million, respectively.

        As of December 31, 2011, the Company was the primary beneficiary of, and therefore consolidated, 24 VIEs, which operate 44 centers. Any significant amounts of assets and liabilities related to the consolidated VIEs are identified parenthetically on the accompanying consolidated balance sheets. The assets are owned by, and the liabilities are obligations of the VIEs, not the Company. Only the VIE's assets can be used to settle the liabilities of the VIE. The assets are used pursuant to operating agreements established by each VIE. The VIEs are not guarantors of the Company's debts. In the states of California, Delaware, Massachusetts, Michigan, Nevada, New York and North Carolina, the Company's treatment centers are operated as physician office practices. The Company typically provides technical services to these treatment centers in addition to administrative services. For the years ended December 31, 2011, 2010 and 2009 approximately 18.0%, 22.1% and 23.6% of the Company's net patient service revenue, respectively, was generated by professional corporations with which it has administrative services agreements.

        As of December 31, 2011, the Company also held equity interests in seven VIEs for which the Company is not the primary beneficiary. Those VIEs consist of partnerships that primarily provide radiation oncology services. The Company is not the primary beneficiary of these VIEs as it does not retain the power and rights in the operations of the entities. The Company's investments in the unconsolidated VIEs are approximately $0.7 million and $20.1 million at December 31, 2011 and December 31, 2010, respectively, with ownership interests ranging between 28.5% and 50% general partner or equivalent interest. Accordingly, substantially all of these equity investment balances are attributed to the Company's noncontrolling interests in the unconsolidated partnerships. The Company's maximum risk of loss related to the investments in these VIEs is limited to the equity interest.

Net Patient Service Revenue and Allowances for Contractual Discounts

        The Company has agreements with third-party payers that provide for payments to the Company at amounts different from its established rates. Net patient service revenue is reported at the estimated net realizable amounts due from patients, third-party payers and others for services rendered. Net patient service revenue is recognized as services are provided.

        Medicare and other governmental programs reimburse physicians based on fee schedules, which are determined by the related government agency. The Company also has agreements with managed care organizations to provide physician services based on negotiated fee schedules. Accordingly, the revenues reported in the Company's consolidated financial statements are recorded at the amount that is expected to be received.

        The Company derives a significant portion of its revenues from Medicare, Medicaid, and other payers that receive discounts from its standard charges. The Company must estimate the total amount of these discounts to prepare its consolidated financial statements. The Medicare and Medicaid regulations and various managed care contracts under which these discounts must be calculated are complex and subject to interpretation and adjustment. The Company estimates the allowance for contractual discounts on a payer class basis given its interpretation of the applicable regulations or contract terms. These interpretations sometimes result in payments that differ from the Company's estimates. Additionally, updated regulations and contract renegotiations occur frequently necessitating regular review and assessment of the estimation process by management.

        On an annual basis the Company performs a hindsight analysis in reviewing estimates to its contractual adjustments and bad debt allowance. The Company's review of the estimates are based on a full year look-back of actual adjustments taken in the calculation of the contractual allowance and bad debt allowance. Adjustments to revenue related to changes in prior period estimates increased net patient service revenue by approximately $1.8 million for the year ended December 31, 2011, or approximately 0.3% of the net patient service revenue and decreased net patient service revenue by approximately $0.4 million, and $6.0 million for years ended December 31, 2010 and 2009, respectively, or approximately 0.1%, and 1.2%, of the net patient service revenue for each of the respective periods.

        For the years ended December 31, 2011, 2010, and 2009, approximately 48%, 48%, and 44%, respectively, of net patient service revenue related to services rendered under the Medicare and Medicaid programs. In the ordinary course of business, the Company is potentially subject to a review by regulatory agencies concerning the accuracy of billings and sufficiency of supporting documentation of procedures performed. Laws and regulations governing the Medicare and Medicaid programs are extremely complex and subject to interpretation. As a result, there is a possibility that such estimates will change by a significant amount in the near term.

        Net patient service revenue is presented net of provisions for contractual adjustments. In the ordinary course of business, the Company provides services to patients who are financially unable to pay for their care. Accounts written off as charity and indigent care are not recognized in net patient service revenue. The Company's policy is to write off a patient's account balance upon determining that the patient qualifies under certain charity care and/or indigent care policies. The Company's policy includes the completion of an application for eligibility for charity care. The determination for charity care eligibility is based on income relative to federal poverty guidelines, family size, and assets available to the patient. A sliding scale discount is then applied to the balance due with discounts up to 100%. The Company estimates the costs of charity care services it provides by developing a ratio of foregone charity care revenues compared to total revenues and applying that ratio to the costs of providing services. Costs of providing services includes select direct and indirect costs such as salaries and benefits, medical supplies, facility rent expenses, other operating expenses, general and administrative expenses, depreciation and amortization, provision for doubtful accounts, and interest expense. The Company's estimated cost to provide charity care services is approximately $13.1 million, $10.7 million, and $12.4 million for the years ended December 31, 2011, 2010, and 2009, respectively. Funds received to offset or subsidize charity services provided were approximately $0.7 million, $1.0 million, and $1.0 million for the years ended December 31, 2011, 2010, and 2009, respectively.

Cost of Revenues

        The cost of revenues for the years ended December 31, 2011, 2010, and 2009, are approximately $419.8 million, $364.4 million, and $331.9 million, respectively.

Accounts Receivable and Allowances for Doubtful Accounts

        Accounts receivable in the accompanying consolidated balance sheets are reported net of estimated allowances for doubtful accounts and contractual adjustments. Accounts receivable are uncollateralized and primarily consist of amounts due from third-party payers and patients. To provide for accounts receivable that could become uncollectible in the future, the Company establishes an allowance for doubtful accounts to reduce the carrying value of such receivables to their estimated net realizable value. Approximately $28.3 million and $23.0 million of accounts receivable were due from the Medicare and Medicaid programs at December 31, 2011 and 2010, respectively. The credit risk for any other concentrations of receivables is limited due to the large number of insurance companies and other payers that provide payments for services. Management does not believe that there are other significant concentrations of accounts receivable from any particular payer that would subject the Company to any significant credit risk in the collection of its accounts receivable.

        The allowance for doubtful accounts is based upon management's assessment of historical and expected net collections, business and economic conditions, trends in federal and state governmental health care coverage, and other collection indicators. The primary tool used in management's assessment is an annual, detailed review of historical collections and write-offs of accounts receivable. The results of the detailed review of historical collections and write-off experience, adjusted for changes in trends and conditions, are used to evaluate the allowance amount for the current period. Accounts receivable are written off after collection efforts have been followed in accordance with the Company's policies.

        Adjustments to bad debt expense related to changes in prior period estimates increased bad debt expense by approximately $1.1 million, for the year ended December 31, 2011 and decreased bad debt expense by approximately $4.5 million, and $3.8 million for the years ended December 31, 2010 and 2009, respectively.

        A summary of the activity in the allowance for doubtful accounts is as follows:

	Year ended December 31,
(in thousands):	2011	2010	2009
Balance, beginning of period	$20,936	$26,352	$26,233
Acquisitions	1,855	—	—
Additions charged to provision for doubtful accounts	16,117	8,831	12,871
Deconsolidation of a noncontrolling interest	36	(113)	—
Accounts receivable written off, net of recoveries	(13,643)	(14,134)	(12,752)
Foreign currency translation	(259)	—	—

Balance, end of period	$25,042	$20,936	$26,352

Goodwill and Other Intangible Assets

        The Company's policy is to evaluate indefinite-lived intangible assets and goodwill for possible impairment at least annually at October 1, or whenever events or changes in circumstances indicate that the carrying amount of such assets may not be recoverable. An intangible asset with an indefinite life (a major trade name) is evaluated for possible impairment by comparing the fair value of the asset with its carrying value. Fair value is estimated as the discounted value of future revenues arising from a trade name using a royalty rate that an independent party would pay for use of that trade name. An impairment charge is recorded if the trade name's carrying value exceeds its estimated fair value. Goodwill is evaluated for possible impairment by comparing the fair value of a reporting unit with its carrying value, including goodwill assigned to that reporting unit. Fair value of a reporting unit is estimated using a combination of income-based and market-based valuation methodologies. Under the income approach, forecasted cash flows of a reporting unit are discounted to a present value using a discount rate commensurate with the risks of those cash flows. Under the market approach, the fair value of a reporting unit is estimated based on the revenues and earnings multiples of a group of comparable public companies and from recent transactions involving comparable companies. An impairment charge is recorded if the carrying value of the goodwill exceeds its implied fair value.

        Goodwill represents the excess purchase price over the estimated fair value of net assets acquired by the Company in business combinations. Goodwill and indefinite life intangible assets are not amortized, but are reviewed annually for impairment, or more frequently if impairment indicators arise. Goodwill impairment was recognized for the years ended December 31, 2011 and 2010 of approximately $298.3 million and $91.2 million, respectively. No goodwill impairment loss was recognized for the year ended December 31, 2009.

        Intangible assets consist of trade names (indefinite life and amortizable), noncompete agreements, hospital contracts and licenses. Indefinite life trade names are tested at least annually for impairment. Amortizable trade names are amortized over the life of the trade name of approximately 15 months. Noncompete agreements, hospital contracts and licenses are amortized over the life of the agreement (which typically ranges from 2 to 20 years) using the straight-line method. Intangible asset impairment loss was recognized for the year ended December 31, 2011 of approximately $58.2 million relating to the Company's trade name and the Company's rebranding initiatives. No intangible asset impairment loss was recognized for the years ended December 31, 2010 and 2009.

Derivative Agreements

        The Company recognizes all derivatives in the consolidated balance sheets at fair value. The accounting for changes in the fair value (i.e., gains or losses) of a derivative instrument depends on whether it has been designated and qualifies as part of a hedging relationship based on its effectiveness in hedging against the exposure. Derivatives that do not meet hedge accounting requirements must be adjusted to fair value through operating results. If the derivative meets hedge accounting requirements, depending on the nature of the hedge, changes in the fair value of derivatives are either offset against the change in fair value of assets, liabilities, or firm commitments through operating results or recognized in other comprehensive income (loss) until the hedged item is recognized in operating results. The ineffective portion of a derivative's change in fair value is immediately recognized in earnings.

Interest rate swap agreements

        The Company enters into interest rate swap agreements to reduce the impact of changes in interest rates on its floating rate senior secured credit facility. The interest rate swap agreements are contracts to exchange floating rate interest payments for fixed interest payments over the life of the agreements without the exchange of the underlying notional amounts. The notional amounts of interest rate swap agreements are used to measure interest to be paid or received and do not represent the amount of exposure to credit loss. The differential paid or received on interest rate swap agreements is recognized in interest expense in the consolidated statements of operations and comprehensive loss. The related accrued payable is included in other long term liabilities at December 31, 2011 and 2010.

        On May 27, 2008, the Company entered into an interest rate swap agreement for its $407.0 million of floating rate senior debt governed by the Credit Agreement dated February 21, 2008 (senior secured credit facility). The Company designated this derivative financial instrument as a cash flow hedge (i.e., the interest rate swap agreement hedges the exposure to variability in expected future cash flows that is attributable to interest rate risk). The initial notional amount of the swap agreement was $290.6 million with amounts scaling down during various quarters throughout the term of the interest rate swap agreement to $116.0 million. The effect of this agreement is to fix the interest rate exposure to 3.67% plus a margin on $116.0 million of the Company's senior secured credit facility. The interest rate swap agreement expires on March 30, 2012. In December 2011, the Company terminated the interest rate swap agreement and paid approximately $1.9 million representing the fair value of the interest rate hedge at time of termination. No ineffectiveness was recorded as a result of the termination of the interest rate swap agreement. The amount of accumulated other comprehensive loss related to the terminated interest swap agreement of approximately $84,000 will be amortized through interest expense through the original term of the interest rate swap agreement through March 30, 2012. At December 31, 2011 no amount of the floating rate senior debt was subject to an interest rate swap. At December 31, 2010, the amount of the floating rate senior debt subject to the interest rate swap was $174.2 million.

        In July 2011, the Company entered into two interest rate swap agreements whereby the Company fixed the interest rate on the notional amounts totaling approximately $116.0 million of the Company's senior secured term credit facility, effective as of March 30, 2012. The rate and maturity of the interest rate swap agreements are 0.923% plus a margin, which is currently 475 basis points, and expires on December 31, 2013.

        The swaps are derivatives and are accounted for under ASC 815, "Derivatives and Hedging" ("ASC 815"). The fair value of the swap agreements, representing the estimated amount that the Company would pay to a third party assuming the Company's obligations under the interest rate swap agreements terminated at December 31, 2011 and 2010, was approximately $0.7 million and $5.0 million, respectively, which is included in other long term liabilities in the accompanying consolidated balance sheets. The estimated fair value of our interest rate swap was determined using the income approach that considers various inputs and assumptions, including LIBOR swap rates, cash flow activity, yield curves and other relevant economic measures, all of which are observable market inputs that are classified under Level 2 of the fair value hierarchy. The fair value also incorporates valuation adjustments for credit risk. No ineffectiveness was recorded at December 31, 2011.

        Since the Company has the ability to elect different interest rates on the debt at each reset date, and the senior secured credit facility contains certain prepayment provisions, the hedging relationships do not qualify for use of the shortcut method under ASC 815. Therefore, the effectiveness of the hedge relationship is assessed on a quarterly basis during the life of the hedge through regression analysis. The entire change in fair market value is recorded in equity, net of tax, as other comprehensive income (loss).

Foreign currency derivative contracts

        Foreign currency risk is the risk that fluctuations in foreign exchange rates could impact the Company's results from operations. The Company is exposed to a significant amount of foreign exchange risk, primarily between the U.S. dollar and the Argentine peso. This exposure relates to the provision of radiation oncology services to patients at the Company's Latin American operations and purchases of goods and services in foreign currencies. On March 18, 2011, the Company entered into foreign exchange option contracts expiring at the end of the four consecutive quarterly periods beginning April 1, 2011 to convert a significant portion of the Company's forecasted foreign currency denominated net income into U.S. dollars to limit the adverse impact of a potential weakening Argentine peso against the U.S. dollar. On December 21, 2011 the Company entered into a foreign exchange option contract maturing on December 28, 2012 to replace the contract maturing on December 30, 2011. Because the Company's Argentine forecasted foreign currency denominated net income is expected to increase commensurate with inflationary expectations, any adverse impact on net income from a weakening Argentine peso against the U.S. dollar is limited to the cost of the option contracts, which was approximately $1.2 million in aggregate at inception of the contracts. Under the Company's foreign currency management program, the Company expects to monitor foreign exchange rates and periodically enter into forward contracts and other derivative instruments. Currently, the Company is targeting to cover approximately 70% of its forecasted Latin American operating income over the next twelve months through the use of forward contracts and other derivatives with the actual percentage determined by management based on the changing exchange rate environment. The Company does not use derivative financial instruments for speculative purposes.

        These programs reduce, but do not entirely eliminate, the impact of currency exchange movements. The Company's current practice is to use currency derivatives without hedge accounting designation. The maturity of these instruments generally occurs within twelve months. Gains or losses resulting from the fair valuing of these instruments are reported in (gain) loss on forward currency derivative contracts on the consolidated statements of comprehensive loss. For the year ended December 31, 2011 the Company incurred a loss of approximately $672,000 relating to foreign currency derivative program. The fair value of the foreign currency derivative is recorded in other current assets in the accompanying consolidated balance sheet. At December 31, 2011, the fair value of the foreign currency derivative was approximately $814,000.

        The following represents the current foreign currency derivative agreements as of December 31, 2011 (in thousands):

Foreign Currency Derivative Agreements (in thousands):	Notional Amount	Maturity Date	Premium Amount	Fair Value
Foreign currency derivative Argentine peso to U.S. dollar	$3,500	March 30, 2012	$228	$68
Foreign currency derivative Argentine peso to U.S. dollar	3,500	June 29, 2012	193	200
Foreign currency derivative Argentine peso to U.S. dollar	4,250	September 28, 2012	350	249
Foreign currency derivative Argentine peso to U.S. dollar	3,750	December 28, 2012	390	297

	$15,000		$1,161	$814

Professional and General Liability Claims

        The Company is subject to claims and legal actions in the ordinary course of business, including claims relating to patient treatment, employment practices, and personal injuries. To cover these types of claims, the Company maintains general liability and professional liability insurance in excess of self-insured retentions through commercial insurance carriers in amounts that the Company believes to be sufficient for its operations, although, potentially, some claims may exceed the scope of coverage in effect. The Company expenses an estimate of the costs it expects to incur under the self-insured retention exposure for general and professional liability claims. The Company maintains insurance for the majority of its physicians up to $1 million on individual malpractice claims and $3 million on aggregate claims on a claims-made basis. The Company purchases medical malpractice insurance from an insurance company partially owned by a related party. The Company's reserves for professional and general liability claims are based upon independent actuarial calculations, which consider historical claims data, demographic considerations, severity factors, industry trends, and other actuarial assumptions.

        Actuarial calculations include a large number of variables that may significantly impact the estimate of ultimate losses that are recorded during a reporting period. Professional judgment is used by the actuary in determining the loss estimate, by selecting factors that are considered appropriate by the actuary for the Company's specific circumstances. Changes in assumptions used by the Company's actuary with respect to demographics, industry trends, and judgmental selection of factors may impact the Company's recorded reserve levels.

        The amount accrued for professional and general liability claims as of the consolidated balance sheet dates reflects the current estimates of all outstanding losses, including incurred but not reported losses, based upon actuarial calculations. The loss estimates included in the actuarial calculations may change in the future based upon updated facts and circumstances. The amount accrued for professional liability claims was $1.3 million at December 31, 2010. In accordance with the adoption of ASU 2010-24, amounts accrued for reported claims as of December 31, 2011 total approximately $7.4 million. Of the approximate $7.4 million, approximately $3.1 million is recorded as other current liabilities and approximately $4.3 million is reported as other long-term liabilities. In addition the Company has recorded estimated insurance recoveries totaling approximately $7.4 million as of December 31, 2011. Of the approximate $7.4 million of estimated insurance recoveries, approximately $3.1 million is recorded as other current assets and approximately $4.3 million is reported as other long-term assets.

Noncontrolling Interest in Consolidated Entities

        The Company currently maintains equity interests in 9 treatment center facilities with ownership interests ranging from 51.0% to 90.0%. Since the Company controls more than 50% of the voting interest in these facilities, the Company consolidates these treatment centers. The noncontrolling interests represent the equity interests of outside investors in the equity and results of operations of these consolidated entities.

        In addition, in accordance with ASC 810, Consolidation, the Company consolidates certain radiation oncology practices where the Company provides administrative services pursuant to long-term management agreements. The noncontrolling interests in these entities represent the interests of the physician owners of the oncology practices in the equity and results of operations of these consolidated entities.

        On January 1, 2009, the Company adopted changes issued by the Financial Accounting Standards Board ("FASB") to the accounting for noncontrolling interests in consolidated financial statements. These changes require, among other items, that a noncontrolling interest be included within equity separate from the parent's equity; consolidated net income be reported at amounts inclusive of both the parent's and noncontrolling interest's shares; and, separately, the amounts of consolidated net income attributable to the parent and noncontrolling interest all be reported on the consolidated statements of operations and comprehensive loss.

        The Company could be obligated, under the terms of the operating agreements governing certain of its joint ventures, upon the occurrence of various fundamental regulatory changes and/or upon the occurrence of certain events outside of the Company's control to purchase some or all of the noncontrolling interests related to the Company's consolidated subsidiaries. These repurchase requirements would be triggered by, among other things, regulatory changes making the existing ownership structure illegal. While the Company is not aware of events that would make the occurrence of such a change probable, regulatory changes are outside the control of the Company. Accordingly, the noncontrolling interests subject to these repurchase provisions have been classified outside of equity on the Company's consolidated balance sheets.

Use of Estimates

        The preparation of these consolidated financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the consolidated financial statements. Estimates also affect the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Cash and Cash Equivalents

        Cash and cash equivalents include highly liquid investments with original maturities of three months or less when purchased.

Inventories

        Inventories consist of parts and supplies used for repairs and maintenance of equipment owned or leased by the Company and medical drugs used for patient care services as follows:

(in thousands):	December 31, 2011	December 31, 2010
Parts and supplies	$1,481	$1,426
Medical drugs	2,827	1,221

	$4,308	$2,647

        Inventories are valued at the lower of cost or market. The cost of parts and supplies and medical drugs are determined using the first-in, first-out method.

Property and Equipment

        Property and equipment are recorded at historical cost less accumulated depreciation and are depreciated over their estimated useful lives utilizing the straight-line method. Leasehold improvements are amortized over the lesser of the estimated useful life of the improvement or the life of the lease. Amortization of leased assets is included in depreciation and amortization in the accompanying consolidated statements of operations and comprehensive loss. Expenditures for repairs and maintenance are charged to operating expense as incurred, while equipment replacement and betterments are capitalized.

        Major asset classifications and useful lives are as follows:

Buildings and leasehold improvements	10 - 50 years
Office, computer, and telephone equipment	3 - 10 years
Medical and medical testing equipment	5 - 10 years
Automobiles and vans	5 years

        The weighted-average useful life of medical and medical testing equipment is 9.3 years and 9.5 years in 2011 and 2010, respectively.

        The Company evaluates its long-lived assets for possible impairment whenever circumstances indicate that the carrying amount of the asset, or related group of assets, may not be recoverable from estimated future cash flows, in accordance with ASC 360, Property, Plant, and Equipment. Fair value estimates are derived from independent appraisals, established market values of comparable assets, or internal calculations of estimated future net cash flows. The Company's estimates of future cash flows are based on assumptions and projections it believes to be reasonable and supportable for a market.

Recent Pronouncements

        In August 2010, the FASB issued ASU 2010-23, Health Care Entities (Topic 954): Measuring Charity Care for Disclosure (ASU 2010-23), which amends ASC 954 to require that cost be used as the measurement basis for charity care disclosure purposes and that cost be identified as the direct and indirect costs of providing the charity care. The Company has historically measured charity care services by identifying the foregone patient charges associated with the provision of those services. The Company adopted ASU 2010-23 on January 1, 2011. The cost of charity care services is measured by developing a ratio of costs as compared to gross charges and applying the resulting ratio against gross charges associated with charity care patient services.

        In August 2010, the FASB issued ASU 2010-24, Health Care Entities (Topic 954): Presentation of Insurance Claims and Related Insurance Recoveries (ASU 2010-24), which amends ASC 954 to clarify that a health care entity cannot net insurance recoveries against a related claim liability. The Company adopted ASU 2010-24 on January 1, 2011. As a result, the Company recorded current claims liabilities totaling $2.2 million in other current liabilities; non-current claims liabilities totaling $2.3 million in other non-current liabilities; current claims insurance recoveries totaling $2.2 million in other current assets; and non-current claims insurance recoveries totaling $2.3 million in other non-current assets. The adoption of ASU 2010-24 did not have any impact to the consolidated statements of comprehensive loss and was not applied retrospectively to December 31, 2010.

        In May 2011, the FASB issued ASU 2011-04, Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards, (ASU 2011-04), which amends the FASB Accounting Standards Codification to provide a consistent definition of fair value and ensure that the fair value measurement and disclosure requirements are similar between U.S. GAAP and International Financial Reporting Standards. ASU 2011-04 changes certain fair value measurement principles and enhances the disclosure requirements particularly for level 3 fair value measurements. ASU 2011-04 is applied prospectively. The amendments are effective for fiscal years, and interim period within those years, beginning after December 15, 2011, and as such we will adopt ASU 2011-04 on January 1, 2012. The Company is currently evaluating the impact of its pending adoption of ASU 2011-04 on the consolidated financial statements and accompanying notes.

        In June 2011, the FASB issued ASU 2011-05, Comprehensive Income (Topic 220): Presentation of Comprehensive Income, (ASU 2011-05). ASU 2011-05 amends the FASB Accounting Standards Codification to allow an entity the option to present the total of comprehensive income, the components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. In both choices, an entity is required to present each component of net income along with the total net income, each component of other comprehensive income along with a total for other comprehensive income, and a total amount for comprehensive income. ASU 2011-05 eliminates the option to present the components of other comprehensive income as part of the statement of changes in stockholders' equity. The amendments to the Codification in the ASU do not change the items that must be reported in other comprehensive income or when an item of other comprehensive income must be reclassified to net income. ASU 2011-05 should be applied retrospectively. The amendments are effective for fiscal years, and interim period within those years, beginning after December 15, 2011. The Company adopted ASU 2011-05 in its 2011 consolidated financial statements.

        In July 2011, the FASB issued ASU 2011-07, Health Care Entities (Topic 954): Presentation and Disclosure of Patient Service Revenue, Provision for Bad Debts, and the Allowance for Doubtful Accounts for Certain Health Care Entities, (ASU 2011-07). ASU 2011-07 amends the FASB Accounting Standards Codification to require health care entities that recognize significant amounts of patient service revenue at the time services are rendered even though they do not assess the patient's ability to pay to present the provision for bad debts related to patient service revenue as a deduction from patient service revenue (net of contractual allowances and discounts) on their statement of operations. Additionally, those health care entities are required to provide enhanced disclosure about their policies for recognizing revenue and assessing bad debts. The amendments also require disclosures of patient service revenue (net of contractual allowances and discounts) as well as qualitative and quantitative information about changes in the allowance for doubtful accounts. ASU 2011-07 is applied retrospectively and disclosures relating to ASU 2011-07 are applied prospectively. The amendments are effective for fiscal years, and interim period within those years, beginning after December 15, 2011. The Company is currently evaluating the impact of ASU 2011-07 on its consolidated financial statements.

Advertising Costs

        Advertising costs are charged to general and administrative expenses as incurred and amounted to approximately $3.6 million, $2.0 million and $1.8 million, for the years ended December 31, 2011, 2010, and 2009, respectively.

Comprehensive Loss

        Comprehensive loss consists of two components, net loss and other comprehensive income (loss). Other comprehensive income (loss) refers to revenue, expenses, gains, and losses that under accounting principles generally accepted in the United States are recorded as an element of equity but are excluded from net loss. The Company's other comprehensive income (loss) is composed of unrealized gains and losses on interest rate swap agreements accounted for as cash flow hedges and the Company's foreign currency translation of its operations in South America, Central America and the Caribbean. The impact of the unrealized net loss decreased total equity on a consolidated basis by approximately $2.5 million for the year ended December 31, 2011 and the impact of unrealized net gain increased total equity on a consolidated basis by approximately $1.5 million and $1.8 million for the years ended December 31, 2010 and 2009, respectively.

        Accumulated Other Comprehensive Loss.    The components of accumulated other comprehensive income (loss) were as follows (in thousands):

	Radiation Therapy Services Holdings, Inc. Shareholder
					Noncontrolling Interests
		Derivative Losses on Interest Rate Swap Agreements
(in thousands):	Foreign Currency Translation Adjustments		Other	Total	Foreign Currency Translation Adjustments	Other Comprehensive Income (Loss)
Year ended December 31, 2008	$—	$(6,670)	$—	$(6,670)	$—
Other Comprehensive income (loss)	—	2,978	(137)	2,841	—	$2,841
Income tax expense	—	(1,040)	—	(1,040)	—	(1,040)

Year ended December 31, 2009	—	(4,732)	(137)	(4,869)	—	1,801
Other Comprehensive income (loss)	—	2,730	(201)	2,529	—	2,529
Income tax expense	—	(1,051)	—	(1,051)	—	(1,051)

Year ended December 31, 2010	—	(3,053)	(338)	(3,391)	—	1,478
Other Comprehensive (loss) income	(4,265)	2,377	—	(1,888)	(644)	(2,532)
Income tax benefit	—	51	—	51	—	51
Reversal of previously held equity investment	—	—	338	338	—	—

Year ended December 31, 2011	$(4,265)	$(625)	$—	$(4,890)	$(644)	$(2,481)

Income Taxes

        The Company provides for federal, foreign and state income taxes currently payable, as well as for those deferred due to timing differences between reporting income and expenses for financial statement purposes versus tax purposes. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to temporary differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted income tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect of a change in income tax rates is recognized as income or expense in the period that includes the enactment date.

        ASC 740, Income Taxes (ASC 740), clarifies the accounting for uncertainty in income taxes recognized in an entity's financial statements and prescribes a recognition threshold and measurement attributes for financial statement disclosure of tax positions taken or expected to be taken on a tax return. Under ASC 740, the impact of an uncertain tax position on the income tax return must be recognized at the largest amount that is more-likely-than-not to be sustained upon audit by the relevant taxing authority. An uncertain income tax position will not be recognized if it has less than a 50% likelihood of being sustained. Additionally, ASC 740, provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure, and transition.

Stock-Based Compensation

        Radiation Therapy Investments, LLC ("RT Investments") adopted an equity-based incentive plan in February 2008, and issued units of limited liability company interests designated Class B Units and Class C Units pursuant to such plan. The units are limited liability company interests and are available for issuance to the Company's employees and members of the Board of Directors for incentive purposes. For purposes of determining the compensation expense associated with these grants, management valued the business enterprise using a variety of widely accepted valuation techniques, which considered a number of factors such as the financial performance of the Company, the values of comparable companies and the lack of marketability of the Company's equity at grant date. The Company then used the option pricing method to determine the fair value of these units at the time of grant using valuation assumptions consisting of the expected term in which the units will be realized; a risk-free interest rate equal to the U.S. federal treasury bond rate consistent with the term assumption; expected dividend yield, for which there is none; and expected volatility based on the historical data of equity instruments of comparable companies. The Class B units vest over a four-year service period. The Class C units vest based on certain performance measures or market conditions being met or achieved. The estimated fair value of the units, less an assumed forfeiture rate, are recognized in expense on a straight-line basis over the requisite service periods of the awards for the Class B units and the accelerated attribution method approach is utilized for the Class C units.

Fair Value of Financial Instruments

        The carrying values of the Company's financial instruments, which include cash and cash equivalents, accounts receivable and accounts payable approximate their fair values due to the short-term maturity of these instruments.

        The carrying values of the Company's long-term debt approximates fair value due either to the length to maturity or the existence of interest rates that approximate prevailing market rates unless otherwise disclosed in these consolidated financial statements.

Segments

        The Company operates in one line of business, which is operating physician group practices. As of March 1, 2011, due to the acquisition of MDLLC and Clinica de Radioterapia La Asuncion S.A., the Company's operations are structured into two geographically organized groups: the Domestic U.S. includes 96 treatment centers and International includes 31 treatment centers. The Company assesses performance of and makes decisions on how to allocate resources to its operating segments based on multiple factors including current and projected facility gross profit and market opportunities.

Reclassifications

        Certain reclassifications totaling approximately $1.2 million to increase inventories and decrease other assets-current have been made to the consolidated balance sheet at December 31, 2010. This reclassification had no effect on previously reported total assets, equity, net loss, or comprehensive loss.

Property and Equipment	12 Months Ended
Dec. 31, 2011
Property and Equipment
Property and Equipment

(3) Property and Equipment

        Property and equipment consist of the following:

(in thousands):	December 31, 2011	December 31, 2010
Land	$1,770	$1,770
Buildings and leasehold improvements	56,642	51,156
Office, computer, and telephone equipment	63,485	43,492
Medical and medical testing equipment	236,041	214,712
Automobiles and vans	1,450	1,246

	359,388	312,376
Less accumulated depreciation	(126,742)	(84,202)

	232,646	228,174
Construction-in-progress	3,946	1,491
Foreign currency translation	(181)	—

	$236,411	$229,665

        During the fourth quarter of 2011 and 2010, the Company impaired certain leasehold improvements and other fixed assets of approximately $0.8 million and $3.5 million, respectively for planned closings of certain offices in California, Maryland and Michigan.

Capital Lease Arrangements	12 Months Ended
Dec. 31, 2011
Capital Lease Arrangements
Capital Lease Arrangements

(4) Capital Lease Arrangements

        The Company leases certain equipment under agreements, which are classified as capital leases. These leases have bargain purchase options at the end of the original lease terms. Capital leased assets included in property and equipment are as follows:

(in thousands):	December 31, 2011	December 31, 2010
Medical equipment	$44,495	$38,309
Software	812	—
Less: accumulated amortization	(12,854)	(10,917)

	$32,453	$27,392

        Amortization expense relating to capital leased equipment was approximately $4.4 million, $4.1 million, and $4.4 million for the years ended December 31, 2011, 2010 and 2009, respectively, and is included in depreciation expense in the consolidated statements of comprehensive loss.

Goodwill and Intangible Assets	12 Months Ended
Dec. 31, 2011
Goodwill and Intangible Assets
Goodwill and Intangible Assets

(5) Goodwill and Intangible Assets

2011

        As disclosed during the second quarter of 2011, certain of the Company's regions' patient volume had stabilized in their respective markets. Although the Company had a stabilization of patient volume, the Company was reviewing its anticipated growth expectations in certain of the reporting units and was considering whether it was necessary to adjust expectations for the remainder of the year. During the third quarter of 2011, Company determined that its previously projected cash flows for certain of its reporting units were not likely to be achieved and as a result revised these estimated cash flows and obtained a valuation analysis and appraisal to enable the Company to determine if all or a portion of the recorded goodwill or any portion of other long-lived assets were impaired. The reporting units affected were affected by the deterioration in the housing market and the continued high unemployment rates, as well as the local economic conditions in the communities the Company serves.

        During the third quarter of 2011, the Company completed an interim impairment test for goodwill and indefinite-lived intangible assets as a result of its review of growth expectations and the release of the final rule issued on the physician fee schedule for 2012 and 2013 by the Centers for Medicare and Medicaid Services ("CMS"), the government agency responsible for administering the Medicare program, on November 1, 2011, which included certain rate reductions on Medicare payments to freestanding radiation oncology providers. In performing this test, the Company assessed the implied fair value of its goodwill and intangible assets. It was determined that the implied fair value of goodwill and/or indefinite-lived intangible assets was less than the carrying amount, and as a result the Company recorded an impairment charge. The implied fair value of goodwill was determined in the same manner as the amount of goodwill recognized in a business combination. The estimated fair value of the reporting unit was allocated to all of the assets and liabilities of the reporting unit (including the unrecognized intangible assets) as if the reporting unit had been acquired in a business combination and the estimated fair value of the reporting unit was the purchase price paid. Based on (i) assessment of current and expected future economic conditions, (ii) trends, strategies and forecasted cash flows at each reporting unit and (iii) assumptions similar to those that market participants would make in valuing the Company's reporting units, the Company's management determined that the carrying value of goodwill and trade name in certain U.S. Domestic markets, including North East United States (New York, Rhode Island, Massachusetts and southeast Michigan), California, South West United States (central Arizona and Las Vegas, Nevada), the Florida east coast, Northwest Florida and Southwest Florida regions exceeded their fair value. Accordingly, the Company recorded noncash impairment charges in the U.S. Domestic reporting segment totaling $234.9 million in the consolidated statement of comprehensive loss during the third quarter of 2011.

        Impairment charges relating to goodwill and trade name during the third quarter of 2011 are summarized as follows:

(in thousands):	North East U.S.	California	South West U.S.	Florida East Coast	Northwest Florida	Southwest Florida	Total
Goodwill	$13,412	$10,236	$45,127	$32,963	$40,026	$84,751	$226,515

Trade name	$258	$982	$4,049	$—	$969	$2,152	$8,410

        During the fourth quarter of 2011, the Company decided to rebrand its current trade name of 21st Century Oncology. As a result of the rebranding initiative and concurrent with the Company's annual impairment test for goodwill and indefinite-lived intangible assets, the Company incurred an impairment loss of approximately $121.6 million. Approximately $49.8 million of the $121.6 million related to the trade name impairment as a result of the rebranding initiative. The remaining $71.8 million of impairment was related to goodwill in certain of the Company's reporting units, including North East United States, (New York, Rhode Island, Massachusetts and southeast Michigan), and California, Southwest U.S. (Arizona and Nevada). The remaining domestic U.S. trade name of approximately $4.6 million will be amortized over its remaining useful life through December 31, 2012. The Company incurred approximately $0.9 million in amortization expense during the fourth quarter.

        Impairment charges relating to goodwill and trade name during the fourth quarter of 2011 are summarized as follows:

(in thousands):	North East U.S.	Mid East U.S.	Central South East U.S.	California	South West U.S.	Florida East Coast	Northwest Florida	Southwest Florida	Total
Goodwill	$37,940	$—	$—	$14,664	$19,144	$—	$—	$—	$71,748

Trade name	$5,245	$8,810	$6,755	$2,560	$3,706	$4,440	$5,728	$12,590	$49,834

        The estimated fair value measurements were developed using significant unobservable inputs (Level 3). For goodwill, the primary valuation technique used was an income methodology based on management's estimates of forecasted cash flows for each reporting unit, with those cash flows discounted to present value using rates commensurate with the risks of those cash flows. In addition, management used a market-based valuation method involving analysis of market multiples of revenues and earnings before interest, taxes, depreciation and amortization ("EBITDA") for (i) a group of comparable public companies and (ii) recent transactions, if any, involving comparable companies. For trade name intangible assets, management used the income-based relief-from-royalty valuation method in which fair value is the discounted value of forecasted royalty revenues arising from a trade name using a royalty rate that an independent party would pay for use of that trade name. Assumptions used by management were similar to those that management believes would be used by market participants performing valuations of these regional divisions. Management's assumptions were based on analysis of current and expected future economic conditions and the strategic plan for each reporting unit.

        In addition to the goodwill and trade name impairment losses noted above, an impairment loss of approximately $2.7 million, reported in impairment loss on the consolidated statements of comprehensive loss, was recognized during the third quarter of 2011 related to the Company's write-off of its 45% investment interest in a radio-surgery center in Rhode Island in the North East U.S. region due to continued operating losses since its inception in 2008. The estimated fair value measurements were developed using significant unobservable inputs (Level 3), including continued operating losses, declining operating cash flow and the limited use of the CyberKnife technology in treating cancer patients. In addition, during the fourth quarter of 2011, an impairment loss of approximately $0.8 million, reported in impairment loss on the consolidated statements of comprehensive loss, was recognized related to the impairment of certain leasehold improvements of a planned radiation treatment facility office closing in Baltimore, Maryland in the Central South East U.S. region and $0.7 million impairment on certain deposits on equipment.

        The Company implemented the qualitative screen test approach in assessing goodwill impairment for its international region. The qualitative analysis was limited to the international region due to its recent expansion into a new divisional region as a result of the Company's acquisition of MDLLC on March 1, 2011. Factors that contributed to the qualitative screen test included the macroeconomic conditions in Latin America remained strong in 2011 and its growth exceeding the growth estimates of the U.S. economy. Other factors included continued migration toward more clinically sophisticated radiation oncology services which have higher reimbursement rates, and the implementation of operational enhancements from equipment upgrades which enable the Company to increase the number of patients treated and improve the clinical quality of the service. Operational improvements, improvements in treatment mix, as well as new capacity coming on line from the Company's recent acquisition of five additional radiation treatment centers in Argentina in November 2011 are expected to produce continued growth in the international region. As the international region's current and projected results exceed original forecasts, the Company's view that it is more likely than not that the value of the international reporting unit is equal to or in excess of its carrying amount and therefore a further quantitative step 1 goodwill impairment analysis was not necessary.

2010

        The Company completed its annual impairment testing for goodwill and indefinite-lived intangible assets on October 1, 2010. Based on (i) assessment of current and expected future economic conditions, (ii) trends, strategies and forecasted cash flows at each reporting unit and (iii) assumptions similar to those that market participants would make in valuing the Company's reporting units, the Company's management determined that the carrying value of goodwill in certain markets, including California, South West United States (central Arizona and Las Vegas, Nevada) and the Florida east coast regions exceeded their fair value. Accordingly, the Company recorded noncash impairment charges totaling $91.2 million in the consolidated statements of operations. Subsequent to the Company's October 1 annual goodwill impairment testing, the Company evaluated the economic performance of certain of its California offices. The Company concluded that it is unlikely these offices would remain operational beyond 2011. Pursuant to ASC 350 Intangibles—Goodwill and Other, the Company recorded an additional $2.5 million noncash impairment charge based on the relative fair value of these offices as compared to the fair value of the portion of the California reporting unit to be retained. Impairment charges relating to goodwill are summarized as follows:

(in thousands):	California	South West United States	Florida east coast	Total
Goodwill	$35,033	$46,377	$12,256	$93,666

        The changes in the carrying amount of goodwill are as follows:

	Year ended December 31,
(in thousands):	2011	2010	2009
Balance, beginning of period
Goodwill	$864,564	$826,641	$824,579
Accumulated impairment losses	(93,666)	—	—

Goodwill, beginning of period	770,898	826,641	824,579

Goodwill acquired during the period	86,977	37,923	—
Earn-out provisions	—	—	2,250
Impairment	(298,263)	(93,666)	—
Adjustments to purchase price allocations	—	—	(188)
Foreign currency translation	(3,065)	—	—

Balance, end of period
Goodwill	948,476	864,564	826,641
Accumulated impairment losses	*(391,929)	(93,666)	—

Net goodwill, end of period	$556,547	$770,898	$826,641

*
Accumulated impairment losses incurred relate to the U.S. Domestic reporting segment.

	Year ended December 31,
(in thousands):	2011	2010	2009
Balance, beginning of period	$770,898	$826,641	$824,579
Goodwill recorded during the period	86,977	37,923	—
Earn-out provisions	—	—	2,250
Impairment	(298,263)	(93,666)	—
Adjustments to purchase price allocations	—	—	(188)
Foreign current translation	(3,065)	—	—

Balance, end of period	$556,547	$770,898	$826,641

        Intangible assets consist of the following:

	December 31, 2011
		Impairment loss	Accumulated Amortization	Foreign Currency Translation
(in thousands):	Gross				Net
Intangible assets subject to amortization
Noncompete agreements	$58,257	$—	$(40,166)	(4)	$18,087
Hospital Contracts	19,994	—	(1,017)	(984)	17,993
Trade names	62,882	(58,244)	(928)	—	3,710
Intangible assets not subject to amortization (indefinite-lived)
Trade names	2,682	—	—	(79)	2,603

Balance, end of period	$143,815	$(58,244)	$(42,111)	(1,067)	$42,393

	December 31, 2010
		Accumulated Amortization
(in thousands):	Gross		Net
Intangible assets subject to amortization
Noncompete agreements	$55,767	$(33,855)	$21,912
Other licenses	145	(145)	—
Intangible assets not subject to amortization (indefinite-lived)
Trade names	63,324	—	63,324

Balance, end of period	$119,236	$(34,000)	$85,236

        Amortization expense relating to intangible assets was approximately $8.1 million, $7.3 million, $14.6 million for the years ended December 31, 2011, 2010 and 2009, respectively. The weighted-average amortization period is approximately 9.6 years.

        Estimated future amortization expense is as follows (in thousands):

2012	$11,034
2013	7,324
2014	3,955
2015	3,159
2016	1,551

Acquisitions	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Acquisitions
Acquisitions

10.  Acquisitions and other arrangements

In 2010, the Company held a 33% interest in Medical Developers and on March 1, 2011, the Company purchased the remaining 67% interest in Medical Developers, LLC (“MDLLC”) from Bernardo Dosoretz as well as interests in the subsidiaries of MDLLC from Alejandro Dosoretz and Bernardo Dosoretz, resulting in an ownership interest of approximately 91% in the underlying radiation oncology practices located in South America, Central America and the Caribbean. The Company also purchased an additional 61% interest in Clinica de Radioterapia La Asuncion S.A. from Bernardo Dosoretz, resulting in an ownership interest of 80%. The acquisition of the remaining interests expands the Company’s presence into a new regional division. The Company consummated these acquisitions for a combined purchase price of approximately $82.7 million, comprised of $47.5 million in cash, 25 common units of Parent immediately exchanged for 13,660 units of RT Investments’ non-voting preferred equity units and 258,955 units of RT Investments’ class A equity units totaling approximately $16.25 million, and issuance of a 9 7/8% note payable, due 2017 totaling approximately $16.05 million to the seller, an estimated contingent earn out payment totaling $2.3 million, and issuance of real estate located in Costa Rica totaling $0.6 million. The earn out payment is contingent upon certain acquired centers attaining earnings before interest, taxes, depreciation and amortization targets, is due 18 months subsequent to the transaction closing, and is payable through Company financing and issuance of equity units. The Company estimates the potential range of earn out payments to be, on an undiscounted basis, between $0 and $7.35 million, however the earn out payment is uncapped. The Company utilized the income and market approaches as well as the option pricing allocation methodology to value the equity units issued as consideration.

The allocation of the purchase price was as follows (in thousands):

Cash	$47,500
Seller financing note	16,047
Company’s issuance of equity	16,250
Contingent earn-out	2,340
Issuance of real estate	561
Total consideration transferred	82,698
Net identifiable assets acquired	15,527
Goodwill	$67,171

The following table summarizes the allocation of the aggregate purchase price of MDLLC, including assumed liabilities (in thousands):

Fair value of net assets acquired:
Cash and cash equivalents	$5,396
Accounts receivable, net	18,892
Prepaid expenses	268
Deferred tax assets	1,465
Other noncurrent assets	85
Property and equipment	8,479
Intangible assets	23,600
Accounts payable	(3,121)
Accrued expenses	(2,064)
Current portion of long-term debt	(422)
Income taxes payable	(3,048)
Other current liabilities	(580)
Long-term debt, less current portion	(686)
Deferred income taxes	(6,720)
Previously held equity interest	(16,150)
Other long-term liabilities	(2,117)
Noncontrolling interests - nonredeemable	(7,750)
Net identifiable assets acquired	$15,527

The Company recorded the acquisition at its fair value upon gaining a controlling interest in MDLLC at March 1, 2011. The Company’s previously held equity interest in the acquired entities as of the acquisition date totaled approximately $16.15 million. For purposes of valuing the previously held equity interest, the Company used the discounted cash flow method, a derivation of the income approach, which considered a number of factors such as the MDLLC’s performance projections, MDLLC’s cost of capital, and consideration ascribed to applicable discounts for lack of control and marketability. The Company recorded a gain on the previously held equity interest totaling approximately $0.2 million identified as gain on fair value adjustment of previously held equity investment in the accompanying condensed consolidated statements of comprehensive loss.

The Company acquired noncontrolling interests totaling approximately $7.75 million as of the acquisition date. The Company valued the noncontrolling interests using the discounted cash flow method, a derivation of the income approach, which considered a number of factors such as the MDLLC’s performance projections, MDLLC’s cost of capital, and consideration ascribed to applicable discounts for lack of control and marketability.  The Company acquired a number of hospital contract arrangements that have varying expiration dates through February 1, 2020. The weighted-average period prior to the next renewal period is 4.1 years as of December 31, 2011.

Net identifiable assets includes the following intangible assets:

Trade name (indefinite life)	$1,750
Non-compete agreement (5 year life)	2,000
Hospital contract arrangements (18.5 year life)	19,850
$23,600

The Company valued the trade name using the relief from royalty method, a derivation of the income approach that estimates the benefit of owning the trade name rather than paying royalties for the right to use a comparable asset. The Company considered a number of factors to value the trade name, including MDLLC’s performance projections, royalty rates, discount rates, strength of competition, and income tax rates.

The Company valued the non-compete agreement using the discounted cash flow method, a derivation of the income approach that evaluates the difference in the sum of MDLLC’s present value of cash flows of two scenarios: (1) with the non-compete in place and (2) without the non-compete in place. The Company considered various factors in determining the non-compete value including MDLLC’s performance projections, probability of competition, income tax rates, and discount rates.

The Company valued the hospital contract arrangements using the excess earnings method, which is a form of the income approach. This method includes projecting MDLLC’s revenues and expenses attributable to the existing hospital contract arrangements, and then subtracts the required return on MDLLC’s net tangible assets and any intangible assets used in the business in order to determine any residual excess earnings attributable to the hospital contract arrangements. The after tax excess earnings are then discounted to present value using an appropriate risk adjusted rate of return.

The weighted-average amortization period for the acquired amortizable intangible assets as of December 31, 2011 is approximately 18.1 years. Total amortization expense recognized for the acquired amortizable intangible assets totaled approximately $1.2 million for the year ended December 31, 2011.

Estimated future amortization expense for the acquired amortizable intangible assets as of December 31, 2011 is as follows (in thousands):

2012	$1,473
2013	1,473
2014	1,473
2015	1,473
2016	1,140
2017	1,073

The excess of the purchase price over the fair value of the net assets acquired was allocated to goodwill of $67.2 million, representing primarily the value of estimated cost savings and synergies expected from the transaction. The goodwill is not deductible for tax purposes and is included in the Company’s international geographic segment.

Cash at March 31, 2012 and December 31, 2011 held by the Company’s foreign subsidiaries was $4.9 million and $5.2 million, respectively.  The Company considers these cash amounts to be permanently invested in the Company’s foreign subsidiaries and therefore does not anticipate repatriating any excess cash flows to the U.S.  The Company anticipates it can adequately fund its domestic operations from cash flows generated solely from the U.S. business. The Company believes that the magnitude of its growth opportunities outside of the U.S. will cause the Company to continuously reinvest foreign earnings. The Company does not require access to the earnings and cash flow of its international subsidiaries to fund its U.S. operations.

On August 29, 2011, the Company acquired the assets of a radiation treatment center and other physician practices located in Redding, California, for approximately $9.6 million. The acquisition of the Redding facility further expands the Company’s presence into the Northern California market.  The allocation of the purchase price is to tangible assets of $3.3 million, intangible assets including $0.3 million trade name and non-compete agreements of $0.3 million, amortized over 5 years, and goodwill of $5.7 million, which is deductible for tax purposes.

In September 2011, the Company entered into a professional services agreement with a hospital district in Broward County, Florida to provide professional services at two radiation oncology sites within the hospital district.  In March 2012, the Company entered into a license agreement with the North Broward Hospital District to license the space and equipment and assume responsibility for the operation of the two radiation therapy departments at Broward General Medical Center and North Broward Medical Center, as part of the Company’s value added services offering.  The license agreement runs for an initial term of ten years, with three separate five year renewal options.  The Company recorded approximately $4.3 million in capital lease obligations relating the portion of the license agreement for the use of the equipment.

On November 4, 2011, the Company purchased an 80% interest in an operating entity, which operates 1 radiation treatment center in Argentina; an 80% interest in another operating entity, which operates 3 radiation treatment centers in Argentina; and a 96% interest in an operating entity, which operates 1 radiation treatment center in Argentina. The combined purchase price of the ownership interests totals approximately $7.4 million, comprised of $2.1 million in cash, seller financing totaling approximately $4.0 million payable over 24 monthly installments, commencing January 2012, and a purchase option totaling approximately $1.3 million. The acquisition of these operating treatment centers expands the Company’s presence in its international markets. The allocation of the purchase price is to tangible assets of $3.7 million (including cash of $0.6 million), intangible assets including $0.2 million trade name and non-compete agreements of $0.2 million, amortized over 5 years, goodwill of $8.1 million, which is deductible for U.S. tax purposes but non-deductible for foreign tax purposes, liabilities of $3.4 million, and noncontrolling interests redeemable of $1.4 million.

On December 22, 2011, the Company acquired the interest in an operating entity which operates two radiation treatment centers located in North Carolina, for approximately $6.3 million. The acquisition of the two radiation treatment centers further expands the Company’s presence into the eastern North Carolina market.  The allocation of the purchase price is to tangible assets of $0.8 million, goodwill of $6.0 million, which is deductible for tax purposes, other current liabilities of approximately $0.1 million and an earn-out provision of approximately $0.4 million contingent upon maintaining a certain level of patient volume.

During 2011, the Company acquired the assets of several physician practices in Florida and the non-professional practice assets of several North Carolina physician practices for approximately $0.4 million. The physician practices provide synergistic clinical services and an integrated cancer care service to its patients in the respective markets in which the Company provides radiation therapy treatment services.  The allocation of the purchase price is to tangible assets of $0.4 million.

On February 6, 2012, the Company acquired the assets of a radiation oncology practice and a urology group located in Asheville, North Carolina for approximately $0.9 million.  The acquisition of the radiation oncology practice and the urology group, further expands the Company’s presence in the Western North Carolina market and builds on the Company’s integrated cancer care model. The allocation of the purchase price is to tangible assets of $0.8 million, and goodwill of $0.1 million, which is all deductible for tax purposes.

In March 2012, the Company entered into a license agreement with the North Broward Hospital District to license the space and equipment and assume responsibility for the operation of the two radiation therapy departments at Broward General Medical Center and North Broward Medical Center, as part of the Company’s value added services offering.  The license agreement runs for an initial term of ten years, with three separate five year renewal options.  The Company recorded approximately $4.3 million in capital lease obligations relating the portion of the license agreement for the use of the equipment.

On March 30, 2012, the Company acquired the assets of a radiation oncology practice for $26.0 million and two urology groups located in Sarasota/Manatee counties in Southwest Florida for approximately $1.6 million, for a total purchase price of approximately $27.6 million, comprised of $21.9 million in cash and assumed capital lease obligation of approximately $5.7 million.  The acquisition of the radiation oncology practice and the two urology groups, further expands the Company’s presence in the Sarasota/Manatee counties and builds on the Company’s integrated cancer care model. The allocation of the purchase price, which is preliminary pending final valuation of the intangible assets, is to tangible assets of $8.0 million, intangible assets including non-compete agreements of $6.4 million amortized over 5 years, goodwill of $13.2 million, which is all deductible for tax purposes, and assumed capital lease obligations of approximately $5.7 million. The preliminary purchase price allocation is subject to revision as the Company obtains additional information, including the finalization of the non-compete agreements.

Estimated future amortization expense for the acquired preliminary amortizable intangible assets is as follows (in thousands):

2012	$960
2013	1,280
2014	1,280
2015	1,280
2016	1,280
2017	320

During 2012, the Company acquired the assets of several physician practices in Florida for approximately $0.4 million. The physician practices provide synergistic clinical services and an integrated cancer care service to its patients in the respective markets in which the Company provides radiation therapy treatment services.  The allocation of the purchase price is to tangible assets of $0.4 million.

During the three months ended March 31, 2011 the Company recorded $5.2 million of net patient service revenue and reported net income of $0.0 million in connection with the MDLLC and Clinica de Radioterapia Cancer Center, P.A. acquisitions.

The following unaudited pro forma financial information is presented as if the purchase of the additional interests in MDLLC and Clinica de Radioterapia La Asuncion S.A. and the purchase of the Sarasota/Manatee practices had occurred at the beginning of each period presented. The pro forma financial information is not necessarily indicative of what the Company’s results of operations actually would have been had the Company completed the acquisition at the dates indicated. In addition, the unaudited pro forma financial information does not purport to project the future operating results of the combined company:

	Three months ended
	March 31,
(in thousands):	2012	2011

Pro forma total revenues	$183,341	$172,614

Pro forma net loss attributable to Radiation Therapy Services Holdings, Inc. shareholder	(9,045)	(3,152)

The operations of the foregoing acquisitions have been included in the accompanying condensed consolidated statements of comprehensive loss from the respective dates of each acquisition.

(6) Acquisitions

        In January 2009, the Company purchased from family members of a related party (i) a 33% interest in a joint venture that held a majority equity interest in and managed 26 radiation therapy treatment centers in South America, Central America and the Caribbean and (ii) a 19% interest in a joint venture, which operates a treatment center in Guatemala, for approximately $10.4 million, subject to final determination of the purchase price based on a multiple of historical earnings before interest, taxes, and depreciation and amortization. In January 2010, the Company finalized the amount due for its 33% interest in the joint venture and paid an additional $1.9 million. The transaction had been accounted for under the equity method.

        During 2009, the Company acquired the assets of several urology practices in Florida for approximately $0.2 million. The urology practices provide synergistic clinical services to our patients. The allocation of the purchase price is to tangible assets of $0.2 million.

        In March 2010, the Company contributed approximately $3.0 million in tangible assets for a 77.3% interest in a joint venture with a group of physicians to open a radiation treatment center in El Segundo, California. The radiation treatment center expands the Company's presence in the California market.

        In April 2010, the Company entered into definitive agreements to acquire all the outstanding stock of Carolina Regional Cancer Center, P.A. for the acquisition of a radiation treatment center in Myrtle Beach, South Carolina that held three certificate of need licenses, and Atlantic Urology Clinics, LLC, Adult & Pediatric Urology Center of the Carolina, P.A., Coastal Urology Center, P.A. and Grand Strand Urology, LLP with respect to the acquisition of the assets of these Myrtle Beach-based physician practices. On May 3, 2010, the Company consummated these acquisitions for a combined purchase price of approximately $34.5 million in cash. The acquisition of the Myrtle Beach facility expands the Company's presence into a new local market within an existing regional division. The allocation of the purchase price was to tangible assets, primarily consisting of medical equipment of $4.8 million and assumed liabilities of approximately $0.3 million. The excess of the purchase price over the fair value of the assets acquired was allocated to goodwill of $30.0 million, which is deductible for tax purposes, representing primarily the value of synergies expected from the transaction.

        During the year ended December 31, 2010 the Company recorded $12.4 million of net patient service revenue and reported net income of $1.9 million in connection with the Carolina Regional Cancer Center, P.A. acquisition.

        In December 2010, the Company acquired the assets of a radiation treatment center located in Princeton, West Virginia for approximately $8.0 million. The center purchased in West Virginia further expands the Company's presence into the West Virginia market, which is a certificate of need state. The allocation of the purchase price is to tangible assets, primarily consisting of medical equipment of $0.2 million. The excess of the purchase price over the fair value of the assets acquired was allocated to goodwill of $7.8 million.

        During 2010, the Company acquired the assets of several physician practices in Florida and Arizona for approximately $0.9 million. The physician practices provide synergistic clinical services to our patients in the respective markets in which we treat. The allocation of the purchase price was to tangible assets of $0.9 million.

        In 2010, the Company held a 33% interest in Medical Developers and on March 1, 2011, the Company purchased the remaining 67% interest in Medical Developers, LLC ("MDLLC") from Bernardo Dosoretz as well as interests in the subsidiaries of MDLLC from Alejandro Dosoretz and Bernardo Dosoretz, resulting in an ownership interest of approximately 91% in the underlying radiation oncology practices located in South America, Central America and the Caribbean. The Company also purchased an additional 61% interest in Clinica de Radioterapia La Asuncion S.A. from Bernardo Dosoretz, resulting in an ownership interest of 80%. The acquisition of the remaining interests expands the Company's presence into a new regional division. The Company consummated these acquisitions for a combined purchase price of approximately $82.7 million, comprised of $47.5 million in cash, 25 common units of Parent immediately exchanged for 13,660 units of RT Investments' non-voting preferred equity units and 258,955 units of RT Investments' class A equity units totaling approximately $16.25 million, and issuance of a 9 7/8% note payable, due 2017 totaling approximately $16.05 million to the seller, an estimated contingent earn out payment totaling $2.3 million, and issuance of real estate located in Costa Rica totaling $0.6 million. The earn out payment is contingent upon certain acquired centers attaining earnings before interest, taxes, depreciation and amortization targets, is due 18 months subsequent to the transaction closing, and is payable through Company financing and issuance of equity units. The Company estimates the potential range of earn out payments to be, on an undiscounted basis, between $0 and $7.35 million, however the earn out payment is uncapped. The Company utilized the income and market approaches as well as the option pricing allocation methodology to value the equity units issued as consideration.

        The allocation of the purchase price was as follows (in thousands):

Cash	$47,500
Seller financing note	16,047
Company's issuance of equity	16,250
Contingent earn-out	2,340
Issuance of real estate	561

Total consideration transferred	82,698
Net identifiable assets acquired	15,527

Goodwill	$67,171

        The following table summarizes the allocation of the aggregate purchase price of MDLLC, including assumed liabilities (in thousands):

Fair value of net assets acquired:
Cash and cash equivalents	$5,396
Accounts receivable, net	18,892
Prepaid expenses	268
Deferred tax assets	1,465
Other noncurrent assets	85
Property and equipment	8,479
Intangible assets	23,600
Accounts payable	(3,121)
Accrued expenses	(2,064)
Current portion of long-term debt	(422)
Income taxes payable	(3,048)
Other current liabilities	(580)
Long-term debt, less current portion	(686)
Deferred income taxes	(6,720)
Previously held equity interest	(16,150)
Other long-term liabilities	(2,117)
Noncontrolling interests—nonredeemable	(7,750)

Net identifiable assets acquired	$15,527

        The Company recorded the acquisition at its fair value upon gaining a controlling interest in MDLLC at March 1, 2011. The Company's previously held equity interest in the acquired entities as of the acquisition date totaled approximately $16.15 million. For purposes of valuing the previously held equity interest, the Company used the discounted cash flow method, a derivation of the income approach, which considered a number of factors such as the MDLLC's performance projections, MDLLC's cost of capital, and consideration ascribed to applicable discounts for lack of control and marketability. The Company recorded a gain on the previously held equity interest totaling approximately $0.2 million identified as gain on fair value adjustment of previously held equity investment in the accompanying condensed consolidated statements of comprehensive loss.

        The Company acquired noncontrolling interests totaling approximately $7.75 million as of the acquisition date. The Company valued the noncontrolling interests using the discounted cash flow method, a derivation of the income approach, which considered a number of factors such as the MDLLC's performance projections, MDLLC's cost of capital, and consideration ascribed to applicable discounts for lack of control and marketability. The Company acquired a number of hospital contract arrangements that have varying expiration dates through February 1, 2020. The weighted-average period prior to the next renewal period is 4.1 years as of December 31, 2011.

        Net identifiable assets includes the following preliminary intangible assets:

Trade name (indefinite life)	$1,750
Non-compete agreement (5 year life)	2,000
Hospital contract arrangements (18.5 year life)	19,850

$23,600

        The Company valued the trade name using the relief from royalty method, a derivation of the income approach that estimates the benefit of owning the trade name rather than paying royalties for the right to use a comparable asset. The Company considered a number of factors to value the trade name, including MDLLC's performance projections, royalty rates, discount rates, strength of competition, and income tax rates.

        The Company valued the non-compete agreement using the discounted cash flow method, a derivation of the income approach that evaluates the difference in the sum of MDLLC's present value of cash flows of two scenarios: (1) with the non-compete in place and (2) without the non-compete in place. The Company considered various factors in determining the non-compete value including MDLLC's performance projections, probability of competition, income tax rates, and discount rates.

        The Company valued the hospital contract arrangements using the excess earnings method, which is a form of the income approach. This method includes projecting MDLLC's revenues and expenses attributable to the existing hospital contract arrangements, and then subtracts the required return on MDLLC's net tangible assets and any intangible assets used in the business in order to determine any residual excess earnings attributable to the hospital contract arrangements. The after tax excess earnings are then discounted to present value using an appropriate risk adjusted rate of return.

        The weighted-average amortization period for the acquired amortizable intangible assets as of December 31, 2011 is approximately 18.1 years. Total amortization expense recognized for the acquired amortizable intangible assets totaled approximately $1.2 million for the year ended December 31, 2011.

        Estimated future amortization expense for the acquired amortizable intangible assets is as follows (in thousands):

2012	$1,473
2013	1,473
2014	1,473
2015	1,473
2016	1,140
2017	1,073

        The excess of the purchase price over the fair value of the net assets acquired was allocated to goodwill of $67.9 million, representing primarily the value of estimated cost savings and synergies expected from the transaction. The goodwill is not deductible for tax purposes and is included in the Company's international geographic segment.

        During the year ended December 31, 2011, the Company recorded $59.0 million of net patient service revenue and reported net income of $2.2 million in connection with the MDLLC and Clinica de Radioterapia Cancer Center, P.A. acquisitions.

        The following pro forma financial information is presented as if the purchase of the additional interests in MDLLC and Clinica de Radioterapia La Asuncion S.A. had occurred as of January 1, 2010. The pro forma financial information is not necessarily indicative of what the Company's results of operations actually would have been had the Company completed the acquisition at the dates indicated. In addition, the unaudited pro forma financial information does not purport to project the future operating results of the combined company:

	Years ended December 31,
(in thousands):	2011	2010
Pro forma total revenues	$654,898	$599,058
Pro forma net loss attributable to Radiation Therapy Services Holdings, Inc. shareholder	(352,588)	(110,854)

        As of December 31, 2011, Medical Developers LLC had approximately 590 employees, 298 of whom are covered by a collective bargaining agreement with the Health Care Providers union corresponding to the agreement N° 108/75. The agreement does not have a fixed term, although payment increase is negotiated every year by the labor union.

        Cash at December 31, 2011 held by the Company's foreign subsidiaries was $5.2 million. The Company considers these cash amounts to be permanently invested in the Company's foreign subsidiaries and therefore does not anticipate repatriating any excess cash flows to the U.S. The Company anticipates it can adequately fund its domestic operations from cash flows generated solely from the U.S. business. Of the $5.2 million of cash held by the Company's foreign subsidiaries at December 31, 2011, $0.4 million is held in U.S. Dollars, $0.1 million of which is held at banks in the United States, with the remaining held in foreign currencies in foreign banks. The Company believes that the magnitude of its growth opportunities outside of the U.S. will cause the Company to continuously reinvest foreign earnings. The Company does not require access to the earnings and cash flow of its international subsidiaries to fund its U.S. operations.

        On August 29, 2011, the Company acquired the assets of a radiation treatment center and other physician practices located in Redding, California, for approximately $9.6 million. The acquisition of the Redding facility further expands the Company's presence into the Northern California market. The allocation of the purchase price is to tangible assets of $3.3 million, intangible assets including $0.3 million trade name and non-compete agreements of $0.3 million, amortized over 5 years, and goodwill of $5.7 million, which is deductible for tax purposes.

        In September 2011, the Company entered into a professional services agreement with a hospital district in Broward County, Florida to provide professional services at two radiation oncology sites within the hospital district.

        On November 4, 2011, the Company purchased an 80% interest in an operating entity, which operates 1 radiation treatment center in Argentina; an 80% interest in another operating entity, which operates 3 radiation treatment centers in Argentina; and a 96% interest in an operating entity, which operates 1 radiation treatment center in Argentina. The combined purchase price of the ownership interests totals approximately $7.4 million, comprised of $2.1 million in cash, seller financing totaling approximately $4.0 million payable over 24 monthly installments, commencing January 2012, and a purchase option totaling approximately $1.3 million. The acquisition of these operating treatment centers expands the Company's presence in its international markets. The allocation of the purchase price is to tangible assets of $3.7 million (including cash of $0.6 million), intangible assets including $0.2 million trade name and non-compete agreements of $0.2 million, amortized over 5 years, goodwill of $8.1 million, which is deductible for U.S. tax purposes but non-deductible for foreign tax purposes, liabilities of $3.4 million, and noncontrolling interests redeemable of $1.4 million.

        On December 22, 2011, the Company acquired the interest in an operating entity which operates two radiation treatment centers located in North Carolina, for approximately $6.3 million. The acquisition of the two radiation treatment centers further expands the Company's presence into the eastern North Carolina market. The allocation of the purchase price is to tangible assets of $0.8 million, goodwill of $6.0 million, which is deductible for tax purposes, other current liabilities of approximately $0.1 million and an earn-out provision of approximately $0.4 million contingent upon maintaining a certain level of patient volume.

        During 2011, the Company acquired the assets of several physician practices in Florida and the non-professional practice assets of several North Carolina physician practices for approximately $0.4 million. The physician practices provide synergistic clinical services to our patients in the respective markets in which we treat. The allocation of the purchase price is to tangible assets of $0.4 million.

        The operations of the foregoing acquisitions have been included in the accompanying consolidated statements of operations and comprehensive loss from the respective dates of each acquisition.

Allocation of Purchase Price

        The purchase prices of these transactions were allocated to the assets acquired and liabilities assumed based upon their respective fair values. The purchase price allocations for certain recent transactions are subject to revision as the Company obtains additional information. The operations of the foregoing acquisitions have been included in the accompanying consolidated statements of comprehensive loss from the respective dates of acquisition. The following table summarizes the allocations of the aggregate purchase price of the acquisitions, including assumed liabilities.

	Years Ended December 31,
(in thousands):	2011	2010	2009
Fair value of net assets acquired, excluding cash:
Accounts receivable, net	$20,306	$—	$—
Inventories	39	65	—
Other current assets	423	614	—
Deferred tax assets	1,925	—	—
Other noncurrent assets	159	18	—
Property and equipment	13,980	5,086	199
Intangible assets	24,580	—	—
Goodwill	86,977	37,923	2,250
Current liabilities	(11,356)	(318)	—
Long-term debt	(686)	—	—
Deferred tax liabilities	(6,720)	—	—
Other noncurrent liabilities	(6,250)	—	—
Previously held equity investment	(16,150)	—	—
Noncontrolling interest	(9,114)	—	—

	$98,113	$43,388	$2,449

Other Income and Loss	12 Months Ended
Dec. 31, 2011
Other Income and Loss
Other Income and Loss

(7) Other Income and Loss

Impairment Loss

        During 2009, the Company recorded an impairment loss of approximately $3.5 million primarily relating to an impairment loss incurred of approximately $1.8 million for the write down to fair value of certain of the Company's liner accelerators and CT machines due to technological obsolescence. The adjustment to machine inventories was due to several considerations, including the planned use of RapidArc technology on 3-D digital machines for which this technology cannot be implemented on 2-D digital machines or analog machines. RapidArc radiotherapy technology is an effective cancer treatment representing an advanced new form of image-guided IMRT. This technology enables clinicians to program a linear accelerator to deliver precise forms of IMRT up to eight times faster than other IMRT systems. It does this by delivering the complete IMRT treatment to the patient in fewer rotations than traditional IMRT.

        Impairment loss of approximately $97.9 million was recognized in 2010 related to our write-off of our investment in a 50% interest in an international freestanding radiation center in Mohali, India of approximately $0.7 million, certain planned office closings in California and Michigan of approximately $3.5 million and goodwill impairment in certain of our reporting units, including California, Southwest U.S. (Arizona and Nevada) and the Florida east coast of approximately $93.7 million.

        During the third quarter of 2011, the Company completed an interim impairment test for goodwill and indefinite-lived intangible assets as a result of its review of growth expectations and the release of the final rule issued on the physician fee schedule for 2012 by CMS on November 1, 2011, which included certain rate reductions on Medicare payments to freestanding radiation oncology providers. In performing this test, the Company assessed the implied fair value of its goodwill and intangible assets. As a result, the Company incurred an impairment loss of approximately $237.6 million in 2011 primarily relating to goodwill and trade name impairment in certain of its reporting units, including North East United States (New York, Rhode Island, Massachusetts and southeast Michigan), California, Southwest U.S. (Arizona and Nevada) , the Florida east coast, Northwest Florida and Southwest Florida. This impairment loss was comprised of approximately $234.9 million relating to goodwill and intangible assets and an impairment loss incurred of approximately $2.7 million in 2011 related to our write-off of our 45% investment interest in a radio-surgery center in Rhode Island due to continued operating losses since its inception in 2008.

        During the fourth quarter of 2011, the Company decided to rebrand its current trade name of 21st Century Oncology. As a result of the rebranding initiative and concurrent with the Company's annual impairment test for goodwill and indefinite-lived intangible assets, the Company incurred an impairment loss of approximately $121.6 million. Approximately $49.8 million of the $121.6 million related to the trade name impairment as a result of the rebranding initiative. The remaining $71.8 million of impairment relating to goodwill in certain of the Company's reporting units, including North East United States, (New York, Rhode Island, Massachusetts and southeast Michigan), and California, Southwest U.S. (Arizona and Nevada). The remaining domestic U.S. trade name of approximately $4.6 million will be amortized over its remaining useful life through December 31, 2012. The Company incurred approximately $0.9 million in amortization expense during the fourth quarter. In addition, during the fourth quarter of 2011, an impairment loss of approximately $0.8 million, reported in impairment loss on the consolidated statements of comprehensive loss, was recognized related to the impairment of certain leasehold improvements of a planned radiation treatment facility office closing in Baltimore, Maryland and $0.7 million impairment on certain deposits on equipment. The Company plans to complete the treatment of its current patients undergoing radiation treatment and close the radiation facility during the first quarter of 2012.

Loss on investments

        During the fourth quarter of 2011, the Company incurred a loss on a 50% investment in an unconsolidated joint venture in a freestanding radiation facility in West Palm Beach Florida. The Company plans on withdrawing from the joint venture during the first quarter of 2012. The Company incurred a loss on the investment of approximately $0.5 million.

        During the fourth quarter of 2011, the Company sold a 2% investment interest in a primary care physician practice for approximately $1.0 million. The Company recorded a gain on the sale of the investment of approximately $0.3 million.

Gain on fair value adjustment of previously held equity investment.

        As result of the acquisition of MDLLC, in which the Company acquired an effective ownership interest of approximately 91.0% on March 1, 2011, the Company recorded a gain of approximately $0.2 million to adjust its initial investment in the joint venture to fair value.

Early Extinguishment of Debt

        On April 20, 2010, the Company issued $310.0 million in aggregate principal amount of 9 7/8% senior subordinated notes due 2017 and repaid the existing $175.0 million in aggregate principal amount 13.5% senior subordinated notes due 2015, including accrued and unpaid interest and a call premium of approximately $5.3 million. The Company incurred approximately $10.9 million in early extinguishment of debt as a result of the prepayment of the $175.0 million in senior subordinated notes, which included a call premium payment of approximately $5.3 million, the write-offs of $2.5 million in deferred financing costs and $3.1 million in original issue discount costs.

Income Taxes	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Income Taxes
Income Taxes

9.  Income tax accounting

The Company provides for federal, state and non-US income taxes currently payable, as well as for those deferred due to timing differences between reporting income and expenses for financial statement purposes versus tax purposes. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to temporary differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted income tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect of a change in income tax rates is recognized as income or expense in the period that includes the enactment date.

ASC 740, Income Taxes (ASC 740), clarifies the accounting for uncertainty in income taxes recognized in an entity’s financial statements and prescribes a recognition threshold and measurement attributes for financial statement disclosure of tax positions taken or expected to be taken on a tax return. Under ASC 740, the impact of an uncertain tax position on the income tax return must be recognized at the largest amount that is more-likely-than-not to be sustained upon audit by the relevant taxing authority. An uncertain income tax position will not be recognized if it has less than a 50% likelihood of being sustained. Additionally, ASC 740, provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure, and transition.

The Company is subject to taxation in the U.S., approximately 22 state jurisdictions, the Netherlands and countries throughout Latin America, namely, Argentina, Bolivia, Costa Rica, Dominican Republic, El Salvador, Guatemala and Mexico. However, the principal jurisdictions in which the Company is subject to tax are the U.S., Florida and Argentina.

The Company’s effective rate was (1.3)% in the first quarter of fiscal 2012 and (403.6)% in the first quarter of fiscal 2011. The change in the effective rate for the first quarter of 2012 compared to the same period of the year prior is primarily the result of the reduction of the deferred tax liability on the amount of goodwill and trade name impaired in the third quarter of 2011,the Company’s application of ASC 740-270 to exclude certain jurisdictions (U.S. and certain states) for which the Company is unable to benefit from losses that are not more likely than not to be realized and the impact of the non-US income taxes on the international operations acquired in the first quarter of 2011.  These items also caused the effective tax rate to differ from the U.S. statutory rate of 35%.  The Company’s tax expense in the first quarter of fiscal 2012 is due to non-US tax expense associated with foreign subsidiaries acquired in March 2011 offset by the income tax benefit associated with the termination of the interest rate swap.

The Company’s future effective tax rates could be affected by changes in the relative mix of taxable income and taxable loss jurisdictions, changes in the valuation of deferred tax assets or liabilities, or changes in tax laws or interpretations thereof.  The Company monitors the assumptions used in estimating the annual effective tax rate and makes adjustments, if required, throughout the year.  If actual results differ from the assumptions used in estimating the Company’s annual effective tax rates, future income tax expense (benefit) could be materially affected.

The Company has not provided U.S. federal and state deferred taxes on the cumulative earnings of non-US affiliates and associated companies that have been reinvested indefinitely.  The earnings are being reinvested in active non-US business operations and the Company does not intend to repatriate these earnings to fund U.S. operations.  Because of the availability of U.S, foreign tax credits, it is not practicable to determine the U.S income tax liability that would be payable if such earnings were not reinvested indefinitely.

The Company is routinely under audit by federal, state, or local authorities in the areas of income taxes and other taxes. These audits may include questioning the timing and amount of deductions and compliance with federal, state, and local tax laws. The Company regularly assesses the likelihood of adverse outcomes from these audits to determine the adequacy of the Company’s provision for income taxes.  To the extent the Company prevails in matters for which accruals have been established or is required to pay amounts in excess of such accruals, the effective tax rate could be materially affected.  In accordance with the statute of limitations for federal tax returns, the Company’s federal tax returns for the years 2007 through 2010 are subject to examination. The Company is currently undergoing a Federal income tax audit for tax years 2007 through 2008 and New York State audit for tax years 2006 through 2008. The Company closed the Federal audit for tax years 2005 and 2006, the Alabama audit for tax years 2009 and 2010 and Florida audit for tax years 2007 through 2009.

(8) Income Taxes

        Significant components of the income tax provision are as follows:

	Years Ended December 31,
(in thousands):	2011	2010	2009
Current provision:
Federal	$(1,166)	$2,414	$1,791
State	(347)	4,474	598
Foreign	5,026	—	—
Deferred (benefit) provision:
Federal	(25,726)	(19,845)	(2,876)
State	(3,064)	147	1,489
Foreign	(88)	—	—

Total income tax provision (benefit)	$(25,365)	$(12,810)	$1,002

        A reconciliation of the statutory federal income tax rate to the Company's effective income tax rate on income before income taxes are as follows:

	Years Ended December 31,
	2011	2010	2009
Federal statutory rate	35.0%	35.0%	35.0%
State income taxes, net of federal income tax benefit	1.3	1.4	25.2
Effects of rates different than statutory	0.1	—	—
Nondeductible charge for stock-based compensation	(0.1)	(0.3)	(5.0)
Nondeductible charge for lobbying and political donations	(0.1)	(0.3)	(4.1)
Goodwill impairment	(21.3)	(13.8)	—
Tax rate changes on existing temporary differences	0.1	(0.4)	13.3
Income from noncontrolling interests	0.2	0.6	10.3
Valuation allowance increase	(7.7)	(11.2)	(51.0)
Purchase accounting adjustments	—	—	(16.5)
Federal and state true-ups	—	(1.0)	(17.7)
Uncertain tax positions current year	(0.3)	(1.1)	(1.3)
Prior period adjustments for uncertain tax positions and deferred tax true-ups	0.1	1.6	—
Other permanent items	(0.5)	(0.4)	(3.1)

Total income tax provision	6.8%	10.1%	(14.9)%

        The Company provides for income taxes using the liability method in accordance with ASC 740, Income Taxes. Deferred income taxes arise from the temporary differences in the recognition of income and expenses for tax purposes. Deferred tax assets and liabilities are comprised of the following at December 31, 2011 and 2010:

(in thousands):	December 31, 2011	December 31, 2010
Deferred income tax assets:
Provision for doubtful accounts	$7,438	$4,848
State net operating loss carryforwards	8,096	6,336
Federal net operating loss carryforwards	28,382	22,525
Deferred rent liability	2,588	2,034
Intangible assets—U.S.	15,683	—
Management fee receivable allowance	8,466	9,945
Merger costs and debt financing costs	4,985	2,724
Unrealized loss on swap	1,027	2,058
Other	7,342	7,064

Gross deferred income tax assets	84,007	57,534
Valuation allowance	(45,458)	(17,641)

Net deferred income tax assets	38,549	39,893

Deferred income tax liabilities:
Property and equipment	(37,508)	(36,128)
Intangible assets—U.S.	—	(29,514)
Intangible assets—Foreign	(6,253)	—
Prepaid expense	(885)	(1,217)
Partnership interests	(843)	(2,970)
Other	(434)	(1,315)

Total deferred tax liabilities	(45,923)	(71,144)

Net deferred income tax liabilities	$(7,374)	$(31,251)

        ASC 740, Income Taxes, requires that a valuation allowance be established when it is more likely than not that all or a portion of a deferred tax asset will not be realized. In 2009, the Company determined that a valuation allowance of $3.4 million was appropriate under the provisions of ASC 740. This valuation allowance of $3.4 million was against state deferred tax assets. Primarily because of the taxable loss for the year ended December 31, 2010, the Company determined that the valuation allowance should be $17.6 million, consisting of $12.3 million against federal deferred tax assets and $5.3 million against state deferred tax assets. This represents an increase of $14.2 million in valuation allowance.

        For the year ended December 31, 2011, the Company determined that the valuation allowance was approximately $45.5 million, consisting of $38.3 million against federal deferred tax assets and $7.2 million against state deferred tax assets. The valuation allowance increased approximately $27.9 million from $17.6 million in 2010 to $45.5 million in 2011.

Description:	Beginning Balance	Tax Expense	Other Comprehensive Income	Ending Balance
Fiscal Year 2009	—	(3.4)		(3.4)
Fiscal Year 2010	(3.4)	(14.2)		(17.6)
Fiscal Year 2011	(17.6)	(28.8)	0.9	(45.5)

        During the year ended December 31, 2010, the Company undertook an analysis of its cumulative position with respect to income taxes on the balance sheet and identified certain balance adjustments required to be recorded. Those adjustments resulted in a current year tax benefit in the amount of $2.0 million, which is the difference between the tax benefit resulting from an $8.7 million adjustment to deferred tax assets and the tax expense resulting from an additional 4.0 million to tax contingency.

        The Company has federal net operating loss carryforwards beginning to expire in 2028 available to offset future taxable income of approximately $81.0 million and $64.4 million at December 31, 2011 and 2010, respectively.

        At December 31, 2011 and 2010 the Company has state net operating loss carryforwards, primarily in Florida and Kentucky beginning to expire in years 2013 through 2028, available to offset future taxable income of approximately $201.8 million, and $157.9 million, respectively. Utilization of net operating loss carryforwards in any one year may be limited.

        ASC 740, Income Taxes, clarifies the accounting for uncertainty in income taxes recognized in an entity's financial statements and prescribes a threshold for the recognition and measurement of tax position taken or expected to be taken on a tax return. Under ASC 740, Income Taxes, the impact of an uncertain tax position on the income tax return must be recognized at the largest amount that is more-likely-than-not to be sustained upon audit by the relevant taxing authority. An uncertain income tax position will not be recognized if it has less than a 50% likelihood of being sustained. Additionally, ASC 740, Income Taxes, provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure, and transition.

        Since its adoption for uncertainty in income taxes pursuant to ASC 740, Income Taxes, the Company has recognized interest and penalties accrued related to unrecognized tax exposures in income tax expense. During the year ended December 31, 2011, the Company released approximately $0.9 million in interest and penalties related to unrecognized tax exposures in income tax expense. During the year ended December 31, 2010, the Company accrued approximately $2.1 million in interest and penalties related to unrecognized tax exposures in income tax expense. The Company had accrued $25,000 as of December 31, 2009. The Company did not make any payments of interest and penalties accrued during the years ended December 31, 2011, and 2010.

        A reconciliation of the beginning and ending balances of the total amounts of gross unrecognized tax benefits is a follows (in thousands):

Gross unrecognized tax benefits at January 1, 2009	$260
Increase in tax positions for prior years	59
Increase in tax positions for current year	78

Gross unrecognized tax benefits at December 31, 2009	$397

Gross unrecognized tax benefits at January 1, 2010	$397
Increase in tax positions for prior years	4,864
Increase in tax positions for current year	706

Gross unrecognized tax benefits at December 31, 2010	$5,967

Gross unrecognized tax benefits at January 1, 2011	$5,967
Decrease in tax positions for prior years	(1,971)
Decrease related to settlements with the taxing authorities	(1,988)
Decrease related to the lapse of the statute of limitations	(320)
Increase in tax positions for current year	49

Gross unrecognized tax benefits at December 31, 2011	$1,737

        The total amount of gross unrecognized tax benefits that, if recognized, would affect that effective tax rate was $0.9 million, $1.7 million at December 31, 2011 and 2010, respectively. The Company expects that unrecognized tax benefits in the amount of $0.1 million will reverse within the next 12 months due to resolution of ongoing federal income tax audits. Moreover, the Company expects that unrecognized tax benefits in the amount of $0.8 million will reverse within the next 12 months due to resolution of ongoing state income tax audits.

        The Company is subject to taxation in the U.S., approximately 22 state jurisdictions and countries throughout Latin America, namely, Argentina, Bolivia, Costa Rica, Dominican Republic, El Salvador, Guatemala and Mexico. However, the principal jurisdictions in which the Company is subject to tax are the U.S., Florida and Argentina.

        The Company's future effective tax rates could be affected by changes in the relative mix of taxable income and taxable loss jurisdictions, changes in the valuation of deferred tax assets or liabilities, or changes in tax laws or interpretations thereof. The Company monitors the assumptions used in estimating the annual effective tax rate and makes adjustments, if required, throughout the year. If actual results differ from the assumptions used in estimating the Company's annual effective tax rates, future income tax expense (benefit) could be materially affected.

        The Company has not provided U.S. federal and state deferred taxes on the cumulative earnings of non-US affiliates and associated companies that have been reinvested indefinitely offshore. With respect to the portion of unremitted earnings of certain lower-tier non-US affiliates and associated companies where the Company is not applying the indefinite reinvestment exception, no deferred tax liability has been provided due to dividend exemption rules at the local foreign holding company level and future tax planning strategies at the U.S. level. The aggregate undistributed earnings of the Company's foreign operating subsidiaries for which no deferred tax liability has been recorded is approximately $3.3 million. It is not practicable to determine the U.S income tax liability that would be payable if such earnings were not reinvested indefinitely.

        The Company is routinely under audit by federal, state, or local authorities in the areas of income taxes and other taxes. These audits may include questioning the timing and amount of deductions and compliance with federal, state, and local tax laws. The Company regularly assesses the likelihood of adverse outcomes from these audits to determine the adequacy of the Company's provision for income taxes. To the extent the Company prevails in matters for which accruals have been established or is required to pay amounts in excess of such accruals, the effective tax rate could be materially affected. In accordance with the statute of limitations for federal tax returns, the Company's federal tax returns for the years 2007 through 2010 are subject to examination. The Company is currently undergoing a Federal income tax audit for tax years 2007 through 2008 and New York State audit for tax years 2006 through 2008. Subsequent to the end of the year, the Company closed the Federal audit for tax years 2005 and 2006, the Alabama audit for tax years 2009 and 2010 and Florida audit for tax years 2007 through 2009.

Long-Term Debt	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Long-Term Debt
Long-Term Debt

11. Long-term debt

The Company’s long-term debt consists of the following (in thousands):

	March 31,	December 31,
	2012	2011
$347.0 million senior secured credit facility — (Term Loan B) portion with interest rates at LIBOR or prime plus applicable margin, collateralized by substantially all of the Company’s assets. Interest rates are at LIBOR plus applicable margin due at various maturity dates through February 2014	$264,481	$264,367

$90.1 million senior secured credit facility (extended revolving credit portion) with interest rates at LIBOR or prime plus applicable margin, collateralized by substantially all of the Company’s assets. Interest rates are at LIBOR plus applicable margin due at various maturity dates through February 2014	21,635	7,212

$34.9 million senior secured credit facility (non-extended revolving credit portion) with interest rates at LIBOR or prime plus applicable margin, collateralized by substantially all of the Company’s assets. Interest rates are at LIBOR plus applicable margin due at various maturity dates through February 2013	8,365	2,788

$360.0 million Senior Subordinated Notes due April 15, 2017; semi-annual cash interest payments due on April 15 and October 15, fixed interest rate of 9.875%	358,068	357,973

$16.25 million Senior Subordinated Notes due April 15, 2017; semi-annual cash interest payments due on April 15 and October 15, fixed interest rate of 9.875%	16,083	16,075

$3.2 million various other notes payable with average interest rate of 18.3% due through August 2019	3,247	2,933

$4.0 million in seller financing promissory notes with average interest rate of 6.21% due through December 2013	3,551	4,005

Capital leases payable with various monthly payments plus interest at rates ranging from 1.0% to 9.1%, due at various maturity dates through March 2022	29,332	23,680

	704,762	679,033
Less current portion	(22,777)	(13,945)

	$681,985	$665,088

The Term Loan B initially bears interest either at LIBOR plus a spread of 475 basis points or a specified base rate plus a spread of 375 basis points and matures on February 21, 2014.

The non-extended revolving credit portion of the senior secured credit facility (“Non-extended Revolver”) will mature on February 21, 2013. The Non-extended Revolver bears interest either at LIBOR plus a spread ranging from 350 to 425 basis points or a specified base rate plus a spread ranging from 250 to 325 basis points, with the exact spread determined upon the basis of the Company’s leverage ratio, as defined. The extended revolving credit portion of the senior secured credit facility (“Extended Revolver”) will mature on February 21, 2014. The Extended Revolver bears interest either at LIBOR plus a spread ranging from 400 to 475 basis points or a specified base rate plus a spread ranging from 300 to 375 basis points, with the exact spread determined upon the basis of the Company’s leverage ratio, as defined. The Company is required to pay a quarterly unused commitment fee at a rate ranging from 37.5 to 50.0 basis points on the Revolver determined upon the basis of its leverage ratio, as defined.

The senior secured credit facility is secured by a pledge of substantially all of the Company’s tangible and intangible assets and includes a number of restrictive covenants including limitations on leverage, capital and acquisitions expenditures and a requirement to maintain a minimum ratio of cash flow to interest. Under the terms of the Company’s senior secured credit facility, borrowings under the Non-extended and Extended Revolvers are based on minimum incremental amounts of not less than $0.5 million for base rate loans and not less than $1.0 million for LIBOR rate loans.

The senior secured credit facility requires the Company to make mandatory prepayments of outstanding borrowings under certain circumstances. Mandatory prepayments include prepayments of the Term Loan B from proceeds from asset dispositions if not reinvested within a certain period of time and debt and equity issuances, limited to a percentage of the proceeds and/or an excess amount above a dollar threshold. The Company is required to prepay the Term Loan B based on certain excess cash flow requirements ranging from 25% to 50% based on the Company’s leverage ratio. To date the Company has not been required to make such prepayments. The senior secured credit facility also requires the Company to comply with various other covenants, including, but not limited to, restrictions on new indebtedness, the ability to merge or consolidate, asset sales, and dividends. At March 31, 2012, the Company is in compliance with all covenants.

On March 25, 2008, the Company issued $175.0 million senior subordinated notes due 2015 at 13.5% interest rate and repaid the $175.0 million senior subordinated interim loan agreement including any accrued and unpaid interest. The senior subordinated notes required semi-annual payments of interest only. The senior subordinated notes had similar or less restrictive covenants and were junior to the senior secured credit facility for order of priority of debt repayment.

On April 1, 2010, the Company amended its senior secured credit facility, to among other things, (i) under certain circumstances, allow the Company to issue permitted additional subordinated debt to fund certain future acquisitions; (ii) disregard, for purposes of calculating compliance with the financial covenants, certain provisions of “Generally Accepted Accounting Principles” (GAAP) that would require the Company to treat leased properties as owned by the Company; and (iii) provide for certain other modifications as set forth therein to permit the incurrence of additional indebtedness in connection with certain future acquisitions and the ability to make additional investments, subject to pro forma compliance with certain performance based incurrence covenants, and other restrictions.

On April 20, 2010, the Company issued $310.0 million in aggregate principal amount of 9 7/8% senior subordinated notes due 2017 (the “Offering”) and repaid the existing $175.0 million in aggregate principal amount 13.5% senior subordinated notes due 2015, including accrued and unpaid interest and a call premium of approximately $5.3 million. The remaining proceeds from the Offering were used to pay down $74.8 million of the Term Loan B and $10.0 million of the Revolver. A portion of the proceeds of the Offering was placed in a restricted account pending application to finance certain acquisitions, including the acquisitions of a radiation treatment center and physician practices in South Carolina consummated on May 3, 2010. The Company incurred approximately $11.9 million in transaction fees and expenses, including legal, accounting and other fees and expenses associated with the offering, and the initial purchasers’ discount of $1.9 million.

In April 2010, the Company recorded approximately $10.9 million of expenses in early extinguishment of debt as a result of the prepayment of the $175.0 million in senior subordinated notes, which included a call premium payment of approximately $5.3 million, the write-offs of $2.5 million in deferred financing costs and $3.1 million in original issue discount costs.

On April 22, 2010, affiliates of certain initial purchasers of the $310.0 million in aggregate principal amount 9 7/8% senior subordinated notes due 2017 provided an additional $15.0 million of commitments to the Revolver, and increased the available commitment from $60.0 million to $75.0 million. The Company paid $2.0 million to Vestar Capital Partners V, L.P. for additional transaction advisory services in respect to the incremental amendments to the existing senior secured credit facility, the additional $15.0 million of commitments to the revolver portion, and the complete refinancing of the senior subordinated notes.

On May 3, 2010, the Company further amended the senior secured credit facilities with respect to certain administrative matters, including permitting the Company to provide to the lenders thereunder, on a prospective basis, the consolidated financial statements of the parent company, Radiation Therapy Services Holdings, Inc., in lieu of those of the borrower, our wholly-owned subsidiary, Radiation Therapy Services, Inc. (“RTS”).

In January 2011, the Company received a commitment letter (the “Commitment Letter”) from DDJ Capital Management, LLC to purchase an aggregate principal amount of $50 million of 9 7/8% Senior Subordinated Notes due 2017 (“New Notes”) to be issued by RTS.  On March 1, 2011, the Company issued $50 million of the New Notes.  The proceeds of $48.5 million were used (i) to fund the Company’s acquisition of all of the outstanding membership units of MDLLC and substantially all of the interests of MDLLC’s affiliated companies (the “MDLLC Acquisition”), not currently controlled by the Company and (ii) to fund transaction costs associated with the MDLLC Acquisition.

The Company’s senior secured credit facilities:

·                  is secured by a pledge of substantially all of the Company’s tangible and intangible assets, including accounts receivable, inventory and capital stock of its existing and future subsidiaries, and requires that borrowings and other amounts due under it will be guaranteed by its existing and future subsidiaries;

·                  requires the Company to make mandatory prepayments of outstanding borrowings, with a corresponding reduction in the maximum amount of borrowings available under the senior secured credit facility, with net proceeds from insurance recoveries and asset sales, and with the net proceeds from the issuance of equity or debt securities, subject to specified exceptions;

·                  includes a number of restrictive covenants including, among other things, limitations on leverage, capital and acquisitions expenditures, and requirements that the Company maintain minimum ratios of cash flow to interest;

·                  limits the Company’s ability to pay dividends on its capital stock; and

·                  contains customary events of default, including an event of default upon a change in control.

On September 29, 2011, the Company amended its senior secured credit facility. Under the terms of the amendment, the definition of Applicable Margin was modified to increase the rate on both the senior secured term loan and extended revolving loans under the revolving credit facility provided for under the senior secured credit facility by 50 basis points.  Both the senior secured term loan and amounts borrowed under the revolving credit facility will now bear interest based (i) with respect to extended revolving loans and the senior secured term loans, on either (A) LIBOR plus a spread of 475 basis points, or (B) the ABR plus a spread of 375 basis points, and (ii) with respect to non-extended revolving loans, on either (A) LIBOR plus a spread of 425 basis points, or (B) the ABR plus a spread of 325 basis points, in each case depending on whether the Company elects Eurodollar loans or ABR loans, respectively.  The amendment also extended the revolving credit facility maturity by one year solely for the extended revolving loans, such that they will mature on February 21, 2014, whereas the non-extended revolving loans will continue to mature on February 21, 2013.

The amendment modified the financial covenant levels, including to modify  (x) the total leverage ratio to 6.00 to 1.00 for the Company’s fiscal quarters ending  September 30, 2011 and  December 31, 2011, decreasing  thereafter as specified therein, and (y) the consolidated interest coverage ratio  to 2.00 to 1.00 for the Company’s fiscal quarters ending  March 31, 2011 through June 30, 2012 and  increasing thereafter as specified therein.

The senior secured credit facility requires that the Company comply with certain financial covenants, including:

	Requirement at March 31, 2012	Level at March 31, 2012

Maximum permitted consolidated leverage ratio	<5.75 to 1.00	5.36 to 1.00

Minimum permitted consolidated interest coverage ratio	>2.00 to 1.00	2.35 to 1.00

The maximum permitted consolidated leverage ratio required is <5.25 to 1.00 through June 30, 2011, <6.00 to 1.00 from July 1, 2011 through December 31, 2011, <5.75 to 1.00 from January 1, 2012 to June 30, 2012, <5.50 to 1.00 from July 1, 2012 to June 30, 2013 and <5.25 to 1.00 thereafter.

The minimum permitted consolidated interest coverage ratio required is >2.00 to 1.00 through June 30, 2012, >2.05 to 1.00 from July 1, 2012 through December 31, 2012, >2.10 to 1.00 from January 1, 2013 to June 30, 2013 and >2.20 to 1.00 thereafter.

The amendment also made several modifications to the permitted investments baskets, the permitted indebtedness baskets and several definitions in the senior secured credit facility.

On September 30, 2011, the Company entered into an incremental amendment (the “Incremental Amendment”) with Wells Fargo Bank, National Association, in its capacity as administrative agent for the lenders and SunTrust Bank, as incremental lender.  The Incremental Amendment amends the senior secured credit facility.  Under the terms of the Incremental Amendment, SunTrust Bank agreed to lend an aggregate amount up to $50 million to the Company, which will be used for general corporate purposes.

The senior secured credit facility also requires that the Company comply with various other covenants, including, but not limited to, restrictions on new indebtedness, asset sales, capital expenditures, acquisitions and dividends, with which the Company was in compliance as of March 31, 2012.

In August 2011, the Company entered into a lease line of credit with a financial institution for the purpose of obtaining financing for medical equipment purchases in the commitment amount of $12.5 million.  The commitment, subject to various restrictions, was scheduled to be available through November 2011. The Company had utilized approximately $8.7 million under the lease line of credit.

Senior Secured Second Lien Notes

On May 10, 2012, Radiation Therapy Services, Inc. (“RTS”), a wholly owned subsidiary of Radiation Therapy Services Holdings, Inc. (the “Company”) completed its previously announced offering of $350.0 million in aggregate principal amount of its 8 7/8% Senior Secured Second Lien Notes due 2017 (the “Notes”) by issuing the Notes in a private offering that is exempt from the registration requirements of the Securities Act of 1933, as amended (the “Securities Act”), to qualified institutional buyers in accordance with Rule 144A and to persons outside of the United States pursuant to Regulation S under the Securities Act.

The Notes were issued pursuant to an indenture, dated May 10, 2012 (the “Indenture”), among RTS, the guarantors signatory thereto and Wilmington Trust, National Association, governing the Notes. The Notes are senior secured second lien obligations of RTS and are guaranteed on a senior secured second lien basis by RTS, and each of RTS’s domestic subsidiaries to the extent such guarantor is a guarantor of RTS’s obligations under the Revolving Credit Facility (as defined below).

In connection with the issuance of the Notes, on May 10, 2012, RTS also entered into a registration rights agreement relating to the Notes, pursuant to which RTS has agreed to use its reasonable best efforts to file with the Securities and Exchange Commission and cause to become effective a registration statement with respect to a registered offer to exchange the Notes for new notes, with terms substantially identical in all material respects to the Notes.

Interest is payable on the Notes on each May 15 and November 15, commencing November 15, 2012. RTS may redeem some or all of the Notes at any time prior to May 15, 2014 at a price equal to 100% of the principal amount of the Notes redeemed plus accrued and unpaid interest, if any, and an applicable make-whole premium. On or after May 15, 2014, RTS may redeem some or all of the Notes at redemption prices set forth in the Indenture. In addition, at any time prior to May 15, 2014, RTS may redeem up to 35% of the aggregate principal amount of the Notes, at a specified redemption price with the net cash proceeds of certain equity offerings.

The Indenture contains covenants that, among other things, restrict the ability of the Company, RTS and certain of its subsidiaries to: incur, assume or guarantee additional indebtedness; pay dividends or redeem or repurchase capital stock; make other restricted payments; incur liens; redeem debt that is junior in right of payment to the Notes; sell or otherwise dispose of assets, including capital stock of subsidiaries; enter into mergers or consolidations; and enter into transactions with affiliates. These covenants are subject to a number of important exceptions and qualifications. In addition, in certain circumstances, if RTS sells assets or experiences certain changes of control, it must offer to purchase the Notes.

RTS used the proceeds to repay its existing senior secured revolving credit facility and the Term Loan B portion of its senior secured credit facilities, which were prepaid in their entirety, cancelled and replaced with the new Revolving Credit Facility described below, and to pay related fees and expenses. Any remaining net proceeds will be used for general corporate purposes.

Credit Agreement

On May 10, 2012, RTS also entered into the Credit Agreement (the “Credit Agreement”) among RTS, as borrower, the Company, Wells Fargo Bank, National Association, as administrative agent (in such capacity, the “Administrative Agent”), collateral agent, issuing bank and as swingline lender, the other agents party thereto and the lenders party thereto.

The credit facilities provided under the Credit Agreement consist of a revolving credit facility providing for up to $140 million of revolving extensions of credit outstanding at any time (including revolving loans, swingline loans and letters of credit) (the “Revolving Credit Facility”).  RTS may increase the aggregate amount of revolving loans by an amount not to exceed $10 million in the aggregate.  The Revolving Credit Facility will mature in 4-years and 5-months.

Loans under the Revolving Credit Facility are subject to the following interest rates:

(a)           for loans which are Eurodollar loans, for any interest period, at a rate per annum equal to a percentage equal to (i) the rate per annum determined on the basis of the rate for deposits in dollars for a period equal to such interest period commencing on the first day of such interest period appearing on Reuters Screen LIBOR01 Page as of 11:00 A.M., London time, two business days prior to the beginning of such interest period divided by (ii) 1.0 minus the then stated maximum rate of all reserve requirements applicable to any member bank of the Federal Reserve System in respect of eurocurrency funding or liabilities as defined in Regulation D (or any successor category of liabilities under Regulation D), plus (ii) an applicable margin based upon a total leverage pricing grid; and

(b)           for loans which are base rate loans, (i) the greatest of (A) the Administrative Agent’s prime lending rate at such time, (B) the overnight federal funds rate at such time plus ½ of 1%, and (C) the Eurodollar Rate for a Eurodollar Loan with a one-month interest period commencing on such day plus 1.00%, plus (ii) an applicable margin based upon a total leverage pricing grid.

RTS will pay certain recurring fees with respect to the Revolving Credit Facility, including (i) fees on the unused commitments of the lenders under the Revolving Credit Facility, (ii) letter of credit fees on the aggregate face amounts of outstanding letters of credit and (iii) administration fees.

The Credit Agreement contains customary representations and warranties, subject to limitations and exceptions, and customary covenants restricting the ability (subject to various exceptions) of RTS and certain of its subsidiaries to:  incur additional indebtedness (including guarantee obligations); incur liens; engage in mergers or other fundamental changes; sell certain property or assets; pay dividends of other distributions; consummate acquisitions; make investments, loans and advances; prepay certain indebtedness, including the Notes; change the nature of their business; engage in certain transactions with affiliates; and incur restrictions on the ability of RTS’s subsidiaries to make distributions, advances and asset transfers.  In addition, under the Revolving Credit Facility, we will be required to comply with a specific first lien leverage ratio not to exceed 1.25 to 1.00.

The Revolving Credit Facility contains customary events of default, including with respect to nonpayment of principal, interest, fees or other amounts; material inaccuracy of a representation or warranty when made; failure to perform or observe covenants; cross-default to other material indebtedness; bankruptcy and insolvency events; inability to pay debts; monetary judgment defaults; actual or asserted invalidity or impairment of any definitive loan documentation and a change of control.

As of the Closing Date, the obligations of RTS under the Revolving Credit Facility are guaranteed by the Company and each direct and indirect, domestic subsidiary of RTS.

The Revolving Credit Facility and any interest rate protection and other hedging arrangements provided by any lender party to the Revolving Credit Facility or any affiliate of such a lender are secured on a first priority basis by a perfected security interest in substantially all of RTS’s and each guarantor’s tangible and intangible assets (subject to certain exceptions).

(9) Long-Term Debt

        The Senior Credit Facility consists of a $347.0 million six-year senior secured term loan facility, a $90.1 million six-year senior secured revolving credit facility, and a $34.9 million five-year secured revolving credit facility. Senior Subordinated notes due April 15, 2017 were issued in April 2010 of approximately $310.0 million. In March 2011, the Company issued an additional $50.0 million in Senior Subordinated notes due April 15, 2017 of which the proceeds were used to fund the MDLLC transaction and an additional $16.25 million issued to the seller in the transaction.

        The Company's long-term debt consists of the following (in thousands):

	December 31, 2011	December 31, 2010
$347.0 million senior secured credit facility—(Term Loan B portion) (net of unamortized debt discount of $993 and $1,450 at December 31, 2011 and 2010, respectively) with interest rates at LIBOR or prime plus applicable margin, collateralized by substantially all of the Company's assets. At December 31, 2011 and 2010, interest rates were at LIBOR plus applicable margin, at 5.0% and 4.5%, respectively, due at various maturity dates through February 2014	$264,367	$263,910
$90.1 million senior secured credit facility (extended revolving credit portion) with interest rates at LIBOR or prime plus applicable margin, collateralized by substantially all of the Company's assets. At December 31, 2011, interest rates were at LIBOR plus applicable margin, at 5.0% due at various maturity dates through February 2014	7,212	—
$34.9 million senior secured credit facility (non-extended revolving credit portion) with interest rates at LIBOR or prime plus applicable margin, collateralized by substantially all of the Company's assets. At December 31, 2011 and 2010, interest rates were at LIBOR plus applicable margin, at 4.5% due at various maturity dates through February 2013	2,788	8,500
$360.0 million Senior Subordinated Notes (net of unamortized debt discount of $2,027 and $1,765 at December 31, 2011 and 2010, respectively) due April 15, 2017; semi-annual cash interest payments due on April 15 and October 15, fixed interest rate of 9 7/8%	357,973	308,235
$16.25 million Senior Subordinated Notes (net of unamortized debt discount of $175 at December 31, 2011) due April 15, 2017; semi-annual cash interest payments due on April 15 and October 15, fixed interest rate of 9 7/8%	16,075	—
$2.9 million various other notes payable with average interest rate of 21.5% due through August 2019	2,933	—
$4.0 million in seller financing promissory notes with average interest rate of 6.21% due through December 2013	4,005	—
Capital leases payable with various monthly payments plus interest at rates ranging from 4.5% to 9.1%, due at various maturity dates through October 2016	23,680	18,186

	679,033	598,831
Less current portion	(13,945)	(8,780)

	$665,088	$590,051

        Maturities under the obligations described above are as follows at December 31, 2011 (in thousands):

2012	13,945
2013	10,835
2014	275,885
2015	3,489
2016	1,717
Thereafter	376,357

682,228
Less unamortized debt discount	(3,195)

$679,033

        At December 31, 2011 and 2010, the prime interest rate was 3.25%.

        The Term Loan B initially bears interest either at LIBOR plus a spread of 475 basis points or a specified base rate plus a spread of 375 basis points and matures on February 21, 2014.

        The non-extended revolving credit portion of the senior secured credit facility ("Non-extended Revolver") will mature on February 21, 2013. The Non-extended Revolver bears interest either at LIBOR plus a spread ranging from 350 to 425 basis points or a specified base rate plus a spread ranging from 250 to 325 basis points, with the exact spread determined upon the basis of the Company's leverage ratio, as defined. The extended revolving credit portion of the senior secured credit facility ("Extended Revolver") will mature on February 21, 2014. The Extended Revolver bears interest either at LIBOR plus a spread ranging from 400 to 475 basis points or a specified base rate plus a spread ranging from 300 to 375 basis points, with the exact spread determined upon the basis of the Company's leverage ratio, as defined. The Company is required to pay a quarterly unused commitment fee at a rate ranging from 37.5 to 50.0 basis points on the Revolver determined upon the basis of its leverage ratio, as defined.

        The senior secured credit facility is secured by a pledge of substantially all of the Company's tangible and intangible assets and includes a number of restrictive covenants including limitations on leverage, capital and acquisitions expenditures and a requirement to maintain a minimum ratio of cash flow to interest. Under the terms of the Company's senior secured credit facility, borrowings under the Non-extended and Extended Revolvers are based on minimum incremental amounts of not less than $0.5 million for base rate loans and not less than $1.0 million for LIBOR rate loans.

        The senior secured credit facility requires the Company to make mandatory prepayments of outstanding borrowings under certain circumstances. Mandatory prepayments include prepayments of the Term Loan B from proceeds from asset dispositions if not reinvested within a certain period of time and debt and equity issuances, limited to a percentage of the proceeds and/or an excess amount above a dollar threshold. The Company is required to prepay the Term Loan B based on certain excess cash flow requirements ranging from 25% to 50% based on the Company's leverage ratio. To date the Company has not been required to make such prepayments. The senior secured credit facility also requires the Company to comply with various other covenants, including, but not limited to, restrictions on new indebtedness, the ability to merge or consolidate, asset sales, and dividends. At December 31, 2011, the Company is in compliance with all covenants.

        On March 25, 2008, the Company issued $175.0 million senior subordinated notes due 2015 at 13.5% interest rate and repaid the $175.0 million senior subordinated interim loan agreement including any accrued and unpaid interest. The senior subordinated notes required semi-annual payments of interest only. The senior subordinated notes had similar or less restrictive covenants and were junior to the senior secured credit facility for order of priority of debt repayment.

        On April 1, 2010, the Company amended its senior secured credit facility, to among other things, (i) under certain circumstances, allow the Company to issue permitted additional subordinated debt to fund certain future acquisitions; (ii) disregard, for purposes of calculating compliance with the financial covenants, certain provisions of "Generally Accepted Accounting Principles" (GAAP) that would require the Company to treat leased properties as owned by the Company; and (iii) provide for certain other modifications as set forth therein to permit the incurrence of additional indebtedness in connection with certain future acquisitions and the ability to make additional investments, subject to pro forma compliance with certain performance based incurrence covenants, and other restrictions.

        On April 20, 2010, the Company issued $310.0 million in aggregate principal amount of 9 7/8% senior subordinated notes due 2017 (the "Offering") and repaid the existing $175.0 million in aggregate principal amount 13.5% senior subordinated notes due 2015, including accrued and unpaid interest and a call premium of approximately $5.3 million. The remaining proceeds from the Offering were used to pay down $74.8 million of the Term Loan B and $10.0 million of the Revolver. A portion of the proceeds of the Offering was placed in a restricted account pending application to finance certain acquisitions, including the acquisitions of a radiation treatment center and physician practices in South Carolina consummated on May 3, 2010. The Company incurred approximately $11.9 million in transaction fees and expenses, including legal, accounting and other fees and expenses associated with the offering, and the initial purchasers' discount of $1.9 million.

        The Company recorded approximately $10.9 million of expenses in early extinguishment of debt as a result of the prepayment of the $175.0 million in senior subordinated notes, which included a call premium payment of approximately $5.3 million, the write-offs of $2.5 million in deferred financing costs and $3.1 million in original issue discount costs.

        On April 22, 2010, affiliates of certain initial purchasers of the $310.0 million in aggregate principal amount 9 7/8% senior subordinated notes due 2017 provided an additional $15.0 million of commitments to the Revolver, and increased the available commitment from $60.0 million to $75.0 million. The Company paid $2.0 million to Vestar Capital Partners V, L.P. for additional transaction advisory services in respect to the incremental amendments to the existing senior secured credit facility, the additional $15.0 million of commitments to the revolver portion, and the complete refinancing of the senior subordinated notes.

        On May 3, 2010, the Company further amended the senior secured credit facilities with respect to certain administrative matters, including permitting the Company to provide to the lenders thereunder, on a prospective basis, the consolidated financial statements of the parent company, Radiation Therapy Services Holdings, Inc., in lieu of those of the borrower, our wholly-owned subsidiary, Radiation Therapy Services, Inc. ("RTS").

        In January 2011, the Company received a commitment letter (the "Commitment Letter") from DDJ Capital Management, LLC to purchase an aggregate principal amount of $50 million of 9 7/8% Senior Subordinated Notes due 2017 ("New Notes") to be issued by RTS. On March 1, 2011, the Company issued $50 million of the New Notes. The proceeds of $48.5 million were used (i) to fund the Company's acquisition of all of the outstanding membership units of MDLLC and substantially all of the interests of MDLLC's affiliated companies (the "MDLLC Acquisition"), not currently controlled by the Company and (ii) to fund transaction costs associated with the MDLLC Acquisition.

        The Company's senior secured credit facilities:

  •
  is secured by a pledge of substantially all of the Company's tangible and intangible assets, including accounts receivable, inventory and capital stock of its existing and future subsidiaries, and requires that borrowings and other amounts due under it will be guaranteed by its existing and future subsidiaries;

  •
  requires the Company to make mandatory prepayments of outstanding borrowings, with a corresponding reduction in the maximum amount of borrowings available under the senior secured credit facility, with net proceeds from insurance recoveries and asset sales, and with the net proceeds from the issuance of equity or debt securities, subject to specified exceptions;

  •
  includes a number of restrictive covenants including, among other things, limitations on leverage, capital and acquisitions expenditures, and requirements that the Company maintain minimum ratios of cash flow to interest;

  •
  limits the Company's ability to pay dividends on its capital stock; and

  •
  contains customary events of default, including an event of default upon a change in control.

        On September 29, 2011, the Company amended its senior secured credit facility. Under the terms of the amendment, the definition of Applicable Margin was modified to increase the rate on both the senior secured term loan and extended revolving loans under the revolving credit facility provided for under the senior secured credit facility by 50 basis points. Both the senior secured term loan and amounts borrowed under the revolving credit facility will now bear interest based (i) with respect to extended revolving loans and the senior secured term loans, on either (A) LIBOR plus a spread of 475 basis points, or (B) the ABR plus a spread of 375 basis points, and (ii) with respect to non-extended revolving loans, on either (A) LIBOR plus a spread of 425 basis points, or (B) the ABR plus a spread of 325 basis points, in each case depending on whether the Company elects Eurodollar loans or ABR loans, respectively. The amendment also extended the revolving credit facility maturity by one year solely for the extended revolving loans, such that they will mature on February 21, 2014, whereas the non-extended revolving loans will continue to mature on February 21, 2013.

        The amendment modified the financial covenant levels, including to modify (x) the total leverage ratio to 6.00 to 1.00 for the Company's fiscal quarters ending September 30, 2011 and December 31, 2011, decreasing thereafter as specified therein, and (y) the consolidated interest coverage ratio to 2.00 to 1.00 for the Company's fiscal quarters ending March 31, 2011 through June 30, 2012 and increasing thereafter as specified therein.

        The senior secured credit facility requires that the Company comply with certain financial covenants, including:

	Requirement	Level at December 31, 2011
Maximum permitted consolidated leverage ratio	<6.00 to 1.00	5.27 to 1.00
Minimum permitted consolidated interest coverage ratio	>2.00 to 1.00	2.29 to 1.00

        The maximum permitted consolidated leverage ratio required is <6.00 to 1.00 from July 1, 2011 through December 31, 2011, <5.75 to 1.00 from January 1, 2012 to June 30, 2012, <5.50 to 1.00 from July 1, 2012 to June 30, 2013 and <5.25 to 1.00 thereafter.

        The minimum permitted consolidated interest coverage ratio required is >2.00 to 1.00 through June 30, 2012, >2.05 to 1.00 from July 1, 2012 through December 31, 2012, >2.10 to 1.00 from January 1, 2013 to June 30, 2013 and >2.20 to 1.00 thereafter.

        The amendment also made several modifications to the permitted investments baskets, the permitted indebtedness baskets and several definitions in the senior secured credit facility.

        On September 30, 2011, the Company entered into an incremental amendment (the "Incremental Amendment") with Wells Fargo Bank, National Association, in its capacity as administrative agent for the lenders and SunTrust Bank, as incremental lender. The Incremental Amendment amends the senior secured credit facility. Under the terms of the Incremental Amendment, SunTrust Bank agreed to lend an aggregate amount up to $50 million to the Company, which will be used for general corporate purposes.

        The senior secured credit facility also requires that the Company comply with various other covenants, including, but not limited to, restrictions on new indebtedness, asset sales, capital expenditures, acquisitions and dividends, with which the Company was in compliance as of December 31, 2011.

        In August 2011, the Company entered into a lease line of credit with a financial institution for the purpose of obtaining financing for medical equipment purchases in the commitment amount of $12.5 million. The commitment, subject to various restrictions, is scheduled to be available through November 2011. As of December 31, 2011 the Company had utilized approximately $8.7 million under the lease line of credit.

        For the year ended December 31, 2011, the Company incurred deferred financing costs of approximately $4.8 million of which $1.6 million related to the issuance of the $50.0 million in aggregate principal amount of 9 7/8% senior subordinated notes due 2017 in March 2011, $2.9 million related to the amendment to the Company's senior secured credit facility and the $50.0 million incremental amendment in September 2011, and $0.3 million related to the registration of the issuance of the $16.25 million in aggregate principal amount of 9 7/8% senior subordinated notes due 2017 in March 2011 related to the MDLLC transaction. For the year ended December 31, 2010, the Company incurred deferred financing costs of approximately $11.9 million for the issuance of $310.0 million in aggregate principal amount of 9 7/8% senior subordinated notes due 2017. The consolidated balance sheets as of December 31, 2011 and 2010, include $17.2 million and $17.0 million, respectively, in other long-term assets related to unamortized deferred financing costs. The Company recorded approximately $4.5 million, $3.3 million, and $2.9 million, to interest expense for the years ended December 31, 2011, 2010 and 2009, respectively, related to the amortization of deferred financing costs.

Real Estate Subject to Finance Obligation	12 Months Ended
Dec. 31, 2011
Real Estate Subject to Finance Obligation.
Real Estate Subject to Finance Obligation

(10) Real Estate Subject to Finance Obligation

        The Company leases certain of its treatment centers (facility) and other properties from partnerships which are majority-owned by related parties (related-party lessor). The related-party lessor constructs the facilities in accordance with the Company's plans and specifications and subsequently leases the facility to the Company. Due to the related-party relationship, the Company is considered the owner of the facility during the construction period pursuant to the provisions of ASC 840-40, Sale-Leaseback Transactions. In accordance with ASC 840-40, the Company records a construction-in-progress asset for the facility with a corresponding finance obligation during the construction period. Certain related parties guarantee the debt of the related-party lessor, which is considered to be continuing involvement pursuant to ASC 840-40. Accordingly, these leases do not qualify as a normal sale-leaseback at the time that construction is complete and the facility is leased to the Company. As a result, the costs to construct the facilities and the related finance obligation remain on the Company's consolidated balance sheets when construction is completed. The construction costs are included in real estate subject to finance obligation in the accompanying consolidated balance sheets. The finance obligation is amortized over the lease during the construction period term based on the payments designated in the lease agreements with a portion of the payment representing a free ground lease recorded in rent expense. The assets classified as real estate subject to finance obligation are amortized on a straight-line basis over their useful lives.

        In some cases, the related-party lessor will purchase a facility during the Company's acquisition of a business and lease the facility to the Company. These transactions also are within the scope of ASC 840-40. Certain related parties guarantee the debt of the related-party lessor, which is considered to be continuing involvement pursuant to ASC 840-40. Accordingly, these leases do not qualify as normal sale-leaseback. As a result, the cost of the facility, including land and the related finance obligation are recorded on the Company's consolidated balance sheets. The cost of the facility, including land, is included in real estate subject to finance obligation in the accompanying consolidated balance sheets. The finance obligation is amortized over the lease term based on the payments designated in the lease agreements and the Real Estate Subject to Finance Obligation are amortized on a straight-line basis over their useful lives.

        As of March 31, 2010, the related party lessors completed the refinancing of certain of their respective mortgages to remove the personal guarantees of the debt related thereto. As a result, of the refinancing of the landlords' mortgages on these respective properties the Company derecognized approximately $64.8 million in real estate subject to finance obligation, $67.7 million in finance obligation and recorded approximately $2.9 million of deferred gains that will be amortized as a reduction of rent expense over 15 years. In addition, the Company entered into a new master lease arrangement with the related party lessors on 28 properties. The initial term of the master lease is 15 years with four 5 year renewal options. Annual payments, including executory costs, total approximately $13.4 million pursuant to the master lease. The lease payments are scheduled to increase annually based on increases in the consumer price index. Subsequent to March 31, 2010 the related party lessors removed the personal guarantees of the debt related to two additional properties. As a result, the Company in 2010 derecognized approximately $4.4 million in real estate subject to finance obligation, $4.5 million in finance obligation. During 2011 the related party lessors completed construction of 2 properties. Upon completion we entered into a new master lease arrangement with the related party lessors for these 2 properties as well as an existing property under lease. The initial term of the new master lease arrangement is 15 years with four 5 year renewal options. Annual payments, including executory costs, total approximately $0.7 million pursuant to the master lease. The lease payments are scheduled to increase annually based on increases in the consumer price index.

        The net book values of real estate subject to finance obligation are summarized as follows:

	December 31,
(in thousands):	2011	2010
Land	$337	$39
Leasehold Improvements	10,435	7,750
Construction-in-progress	3,825	945
Accumulated depreciation	(878)	(634)

	$13,719	$8,100

        Depreciation expense relating to real estate subject to finance obligation is classified in depreciation and amortization in the accompanying consolidated statements of comprehensive loss.

        Future payments of the finance obligation as of December 31, 2011, are as follows:

(in thousands):	Finance Obligation
2012	$1,264
2013	1,410
2014	1,427
2015	1,444
2016	1,444
Thereafter	11,064

$18,053
Less: amounts representing ground lease	(756)
Less: amounts representing interest	(12,505)
Finance obligation balance at end of lease term	9,474

Finance obligation	$14,266
Less: amount representing current portion	(161)

Finance obligation, less current portion	$14,105

        Interest expense relating to the finance obligation was approximately $0.8 million, $2.3 million, and $6.6 million for the years ended December 31, 2011, 2010 and 2009, respectively. Facility rent expense relating to real estate subject to finance obligation was approximately $1.0 million, $0.6 million, and $2.1 million for the years ended December 31, 2011, 2010 and 2009, respectively.

Reconciliation of total equity	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Reconciliation of total equity
Reconciliation of total equity

5. Reconciliation of total equity

The condensed consolidated financial statements include the accounts of the Company and its majority owned subsidiaries in which it has a controlling financial interest.  Noncontrolling interests-nonredeemable principally represent minority shareholders’ proportionate share of the equity of certain consolidated majority owned entities of the Company. The Company has certain arrangements whereby the noncontrolling interest may be redeemed upon the occurrence of certain events outside of the Company’s control. These noncontrolling interests have been classified outside of permanent equity on the Company’s consolidated balance sheets. The noncontrolling interests are not redeemable at March 31, 2012 and December 31, 2011, and the contingent events upon which the noncontrolling interest may be redeemed are not probable of occurrence at March 31, 2012. Accordingly, the noncontrolling interests are measured at their carrying value at March 31, 2012 and December 31, 2011.

The following table presents changes in total equity for the respective periods (in thousands):

	Radiation Therapy Services Holdings, Inc. Shareholder’s Equity	Noncontrolling interests - nonredeemable	Total Equity	Noncontrolling interests - redeemable
Balance, December 31, 2011	$159,873	$17,421	$177,294	$12,728
Net (loss) income	(9,549)	896	(8,653)	257
Other comprehensive loss from unrealized gain on interest rate swap agreements	(333)	—	(333)	—
Other comprehensive (loss) income from foreign currency translation	(552)	34	(518)	(10)
Amortization of other comprehensive income for termination of interest rate swap agreement, net of tax	(84)	—	(84)	—
Stock-based compensation	95	—	95	—
Cash distributions	—	(855)	(855)	(50)
Balance, March 31, 2012	$149,450	$17,496	$166,946	$12,925

Balance, December 31, 2010	$497,049	$11,159	$508,208	$7,371
Net (loss) income	(4,516)	1,226	(3,290)	213
Other comprehensive income from unrealized gain on interest rate swap agreements	1,297	—	1,297	—
Other comprehensive income from foreign currency translation loss	(128)	(28)	(156)	—
Cash contribution of equity	3	—	3	—
Equity issuance related to MDLLC acquisition	16,282	—	16,282	—
Fair value of noncontrolling interest acquired in connection with MDLLC acquisition	—	7,750	7,750	—
Reversal of other comprehensive income of previously held equity investment	338	—	338	—
Stock-based compensation	680	—	680	—
Cash distributions	—	(661)	(661)	(262)
Balance, March 31, 2011	$511,005	$19,446	$530,451	$7,322

Redeemable equity securities with redemption features that are not solely within the Company’s control are classified outside of permanent equity. Those securities are initially recorded at their estimated fair value on the date of issuance. Securities that are currently redeemable or redeemable after the passage of time are adjusted to their redemption value as changes occur. In the unlikely event that a redeemable equity security will require redemption, any subsequent adjustments to the initially recorded amount will be recognized in the period that a redemption becomes probable.

(11) Reconciliation of total equity

        The consolidated financial statements include the accounts of the Company and its majority owned subsidiaries. Noncontrolling interests-nonredeemable principally represent minority shareholders' proportionate share of the equity of certain consolidated majority owned entities of the Company. The Company has certain arrangements whereby the noncontrolling interest may be redeemed upon the occurrence of certain events outside of the Company's control. These noncontrolling interests have been classified outside of permanent equity on the Company's consolidated balance sheets. The noncontrolling interests are not redeemable at December 31, 2011 and 2010, and the contingent events upon which the noncontrolling interest may be redeemed is not probable of occurrence at December 31, 2011. Accordingly, the noncontrolling interests are measured at their carrying value at December 31, 2011 and 2010.

        The following table presents changes in total equity for the respective periods:

(in thousands):	Radiation Therapy Services Holdings, Inc. Shareholder's Equity	Noncontrolling interests— nonredeemable	Total Equity	Noncontrolling interests— redeemable
Balance, January 1, 2009	$616,964	$12,208	$629,172	$6,882

Net (loss) income	(9,550)	689	(8,861)	1,146
Other comprehensive income from unrealized gain on interest rate swap agreement	1,938	—	1,938	—
Other comprehensive income from share of equity investee	(137)	—	(137)	—
Stock-based compensation	962	—	962	—
Sale of interest in a subsidiary	96	154	250	—
Payment of note receivable from shareholder	25	—	25	—
Equity contribution in joint venture	—	800	800	—
Cash distributions	—	(2,142)	(2,142)	(734)

Balance, December 31, 2009	$610,298	$11,709	$622,007	$7,294

Net (loss) income	(115,488)	691	(114,797)	1,007
Other comprehensive income from unrealized gain on interest rate swap agreement	1,679	—	1,679	—
Other comprehensive income from share of equity investee	(201)	—	(201)	—
Issuance of limited liability company interests	156	—	156	—
Deconsolidation of noncontrolling interest	—	(78)	(78)	—
Purchase of noncontrolling interest in a joint venture	(475)	475	—	—
Stock-based compensation	1,030	—	1,030	—
Payment of note receivable from shareholder	50	—	50	—
Equity contribution in joint venture	—	608	608	—
Cash distributions	—	(2,246)	(2,246)	(930)

Balance, December 31, 2010	$497,049	$11,159	$508,208	$7,371

Net (loss) income	(353,441)	2,767	(350,674)	791
Other comprehensive income from unrealized gain on interest rate swap agreements	2,428	—	2,428	—
Other comprehensive income from foreign currency translation loss	(4,265)	(617)	(4,882)	(27)
Cash contribution of equity	3	—	3	—
Deconsolidation of noncontrolling interest	—	49	49	—
Equity issuance related to MDLLC acquisition	16,250	—	16,250	—
Fair value of noncontrolling interest acquired in connection with the acquisition of medical practices	—	—	—	1,364
Fair value of noncontrolling interest acquired in connection with MDLLC acquisition	—	7,750	7,750	—
Reversal of other comprehensive income of previously held equity investment	338	—	338	—
Stock-based compensation	1,461	—	1,461	—
Payment of note receivable from shareholder	50	—	50	—
Issuance of noncontrolling interest redeemable	—	—	—	71
Equity contribution in joint venture	—	—	—	4,120
Cash distributions	—	(3,687)	(3,687)	(962)

Balance, December 31, 2011	$159,873	$17,421	$177,294	$12,728

        Redeemable equity securities with redemption features that are not solely within the Company's control are classified outside of permanent equity. Those securities are initially recorded at their estimated fair value on the date of issuance. Securities that are currently redeemable or redeemable after the passage of time are adjusted to their redemption value as changes occur. In the event that a redeemable equity security will require redemption, then subsequent adjustments to the initially recorded amount will be recognized in the period that a redemption becomes probable.

Fair Value of Financial Instruments	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Fair Value of Financial Instruments
Fair Value of Financial Instruments

7.  Fair value of financial instruments

ASC 820 requires disclosure about how fair value is determined for assets and liabilities and establishes a hierarchy for which these assets and liabilities must be grouped, based on significant levels of inputs. The three-tier fair value hierarchy, which prioritizes the inputs used in the valuation methodologies, is as follows:

Level 1 — Quoted prices for identical assets and liabilities in active markets.

Level 2 — Observable inputs other than quoted prices included in Level 1, such as quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets and liabilities in markets that are not active, or other inputs that are observable or can be corroborated by observable market data.

Level 3 — Unobservable inputs for the asset or liability.

In accordance with ASC 820, the fair value of the 9 7/8% Senior Subordinated Notes due 2017 and Term Loan B portion of the senior secured credit facility (“Term Loan B”) was based on prices quoted from third-party financial institutions (Level 2). At March 31, 2012, the fair values are as follows (in thousands):

	Fair Value	Carrying Value
$347.0 million senior secured credit facility — (Term Loan B portion)	$261,380	$264,481

$360.0 million Senior Subordinated Notes due April 15, 2017	$289,800	$358,068

$16.25 million Senior Subordinated Notes due April 15, 2017	$13,081	$16,083

At December 31, 2011, the fair values are as follows (in thousands):

	Fair Value	Carrying Value
$347.0 million senior secured credit facility — (Term Loan B portion)	$261,048	$264,367

$360.0 million Senior Subordinated Notes due April 15, 2017	$273,600	$357,973

$16.25 million Senior Subordinated Notes due April 15, 2017	$12,350	$16,075

As of March 31, 2012 and December 31, 2011, we held certain items that are required to be measured at fair value on a recurring basis including interest rate swap agreements and foreign currency derivative contracts. Cash and cash equivalents are reflected in the financial statements at their carrying value, which approximate their fair value due to their short maturity.  The carrying values of the Company’s long-term debt other than Senior Subordinated Notes and Term Loan B approximates fair value due to the length of time to maturity and/or the existence of interest rates that approximate prevailing market rates.  There have been no transfers between levels of valuation hierarchies for the three months ended March 31, 2012 and 2011.

The following items are measured at fair value on a recurring basis subject to the disclosure requirements of ASC 820, as of March 31, 2012 and December 31, 2011:

		Fair Value Measurements at Reporting Date Using
(in thousands):	March 31, 2012	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Other long-term liabilities
Interest rate swaps	$(1,042)	$—	$(1,042)	$—

Other current assets
Foreign currency derivative contracts	$512	$—	$512	$—

		Fair Value Measurements at Reporting Date Using
(in thousands):	December 31, 2011	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Other long-term liabilities
Interest rate swaps	$(708)	$—	$(708)	$—

Other current assets
Foreign currency derivative contracts	$814	$—	$814	$—

The estimated fair value of the Company’s interest rate swaps were determined using the income approach that considers various inputs and assumptions, including LIBOR swap rates, cash flow activity, yield curves and other relevant economic measures, all of which are observable market inputs that are classified under Level 2 of the fair value hierarchy. The fair value also incorporates valuation adjustments for credit risk.

The estimated fair value of the Company’s foreign currency derivative agreements considered various inputs and assumptions, including the applicable spot rate, forward rates, maturity, implied volatility and other relevant economic measures, all of which are observable market inputs that are classified under Level 2 of the fair value hierarchy.  The valuation technique used is an income approach with the best market estimate of what will be realized on a discounted cash flow basis.

(12) Fair Value of Financial Instruments

        ASC 820 requires disclosure about how fair value is determined for assets and liabilities and establishes a hierarchy for which these assets and liabilities must be grouped, based on significant levels of inputs. The three-tier fair value hierarchy, which prioritizes the inputs used in the valuation methodologies, is as follows:

Level 1	—	Quoted prices for identical assets and liabilities in active markets.
Level 2	—
Observable inputs other than quoted prices included in Level 1, such as quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets and liabilities in markets that are not active, or other inputs that are observable or can be corroborated by observable market data.
Level 3	—	Unobservable inputs for the asset or liability.

        In accordance with ASC 820, the fair value of the 9 7/8% Senior Subordinated Notes due 2017 and Term Loan B portion of the senior secured credit facility ("Term Loan B") was based on prices quoted from third-party financial institutions. At December 31, 2011, the fair values are as follows (in thousands):

	Fair Value	Carrying Value
$347.0 million senior secured credit facility—(Term Loan B portion)	$261,048	$264,367
$360.0 million Senior Subordinated Notes due April 15, 2017	$273,600	$357,973
$16.25 million Senior Subordinated Notes due April 15, 2017	$12,350	$16,075

        At December 31, 2010, the fair values are as follows (in thousands):

	Fair Value	Carrying Value
$347.0 million senior secured credit facility—(Term Loan B portion)	$258,700	$263,910
$310.0 million Senior Subordinated Notes due April 15, 2017	$305,400	$308,235

        As of December 31, 2011 and 2010, we held certain items that are required to be measured at fair value on a recurring basis including interest rate swap agreements and foreign currency derivative contracts. Cash and cash equivalents are reflected in the financial statements at their carrying value, which approximate their fair value due to their short maturity. The carrying values of the Company's long-term debt other than Senior Subordinated Notes and Term Loan B approximates fair value due to the length of time to maturity and/or the existence of interest rates that approximate prevailing market rates.

        The following items are measured at fair value on a recurring basis subject to the disclosure requirements of ASC 820, as of December 31, 2011 and 2010:

		Fair Value Measurements at Reporting Date Using
(in thousands):	December 31, 2011	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Other long-term liabilities
Interest rate swaps	$(708)	$—	$(708)	$—

Other current assets
Foreign currency derivative contracts	$814	$—	$814	$—

		Fair Value Measurements at Reporting Date Using
(in thousands):	December 31, 2010	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Other long-term liabilities
Interest rate swap	$(4,966)	$—	$(4,966)	$—

        The estimated fair value of the Company's interest rate swaps were determined using an approach that considers various inputs and assumptions, including LIBOR swap rates, cash flow activity, yield curves and other relevant economic measures, all of which are observable market inputs that are classified under Level 2 of the fair value hierarchy. The fair value also incorporates valuation adjustments for credit risk.

        The estimated fair value of the Company's foreign currency derivative agreements considered various inputs and assumptions, including the applicable spot rate, forward rates, maturity, implied volatility and other relevant economic measures, all of which are observable market inputs that are classified under Level 2 of the fair value hierarchy. The valuation technique used is an income approach with the best market estimate of what will be realized on a discounted cash flow basis.

Equity Investments in Joint Ventures	12 Months Ended
Dec. 31, 2011
Equity Investments in Joint Ventures
Equity Investments in Joint Ventures

(13) Equity Investments in Joint Ventures

        The Company currently maintains equity interests in seven unconsolidated joint ventures, a 45% interest in a joint venture with a radio-surgery facility, a 45% interest in a urology surgical facility, a 28.5% interest in the development and management of a proton beam therapy center to be constructed in Manhattan, a 50% interest in an international freestanding radiation center in Mohali, India, and two joint ventures in South America.

        In 2010, the Company maintained a 33% interest in Medical Developers, LLC, a joint venture which had a 57% interest in the underlying operating entities, and manages 26 radiation therapy treatment centers in South America, Central America and the Caribbean . The centers are located in Argentina, Mexico, Costa Rica, Dominican Republic, Guatemala, El Salvador and Bolivia. In March 2011, the Company purchased the remaining 67% interest in Medical Developers, LLC.

        At December 31, 2010 and 2009, the Company's investment in Medical Developers, LLC was approximately $14.7 million and $13.1 million, respectively. Total member's equity as reported by Medical Developers, LLC was $26.2 million and $19.0 million at December 31, 2010 and 2009, respectively. The Company's equity in the earnings of Medical Developers, LLC for the years ended December 31, 2010 and 2009 was approximately $2.0 million and $1.5 million, respectively, which is recorded in other revenue in the accompanying consolidated statements of comprehensive loss. The Company's equity in the earnings of a controlling interest in MDLLC for the two months ended February 28, 2011 was approximately $0.3 million. Effective March 1, 2011, the Company consolidated the operations of Medical Developers, LLC.

        The condensed results of operations of Medical Developers, LLC are as follows:

(in thousands):	Year Ended December 31, 2010
Total revenues	$53,152
Net income	10,940
Net income attributable to noncontrolling interests	(4,864)

Net income attributable to Medical Developers, LLC	$6,076

        The Company utilizes the equity method to account for its investments in the unconsolidated joint ventures. At December 31, 2011 and 2010, the Company's investments in the unconsolidated joint ventures were approximately $0.7 million and $20.1 million, respectively. The Company's equity in the earnings (losses) of the equity investments in joint ventures was approximately ($1.0 million), $1.0 million, and $0.9 million years ended December 31, 2011, 2010 and 2009, respectively, which is recorded in other revenue in the accompanying consolidated statements of comprehensive loss.

        The condensed financial position and results of operations of the unconsolidated joint venture entities are as follows:

	December 31,
(in thousands):	2011	2010
Total assets	$10,807	$56,497

Liabilities	$1,153	$15,458
Shareholders' equity	9,654	41,039

Total liabilities and shareholders' equity	$10,807	$56,497

	Year Ended December 31,
(in thousands):	2011	2010	2009
Revenues	$3,152	$57,925	$43,202
Expenses	7,186	53,876	39,811

Net income (loss)	$(4,034)	$4,049	$3,391

        A summary of the changes in the equity investment in the unconsolidated joint ventures is as follows:

(in thousands):
Balance at January 1, 2009	$2,428
Capital contributions in joint venture	15,793
Distributions	(301)
Share of other comprehensive loss	(137)
Equity interest in net income of joint ventures	880

Balance at December 31, 2009	18,663

Capital contributions in joint venture	2,339
Distributions	(1,007)
Share of other comprehensive loss	(201)
Impairment	(659)
Equity interest in net income of joint ventures	1,001

Balance at December 31, 2010	20,136

Capital contributions in joint venture	799
Distributions	(634)
Foreign currency transaction loss	(2)
Impairment	(2,635)
Sale of investment	(312)
Consolidation of investment	(15,674)
Purchase of investment	50
Equity interest in net income of joint ventures	(1,036)

Balance at December 31, 2011	$692

Commitments and Contingencies	12 Months Ended
Dec. 31, 2011
Commitments and Contingencies.
Commitments and Contingencies

(14) Commitments and Contingencies

Letters of Credit

        The Company issued to the lessor of one of its treatment centers an unconditional and irrevocable letter of credit in the amount of $0.3 million to serve as security for the performance of the assignees' obligations under the lease. In addition, the Company issued an irrevocable letter of credit in the amount of $0.6 million relating to the Company's workers' compensation insurance program. In November 2011, the Company issued an irrevocable letter of credit in the amount of $2.0 million to a financial institution to provide to an uncommitted line of credit to three operating entities of Medical Developers LLC.

Lease Commitments

        The Company is obligated under various operating leases for office space, medical equipment, and an aircraft lease. Total lease expense incurred under these leases was approximately $38.8 million, $33.1 million, and $25.7 million for the years ended December 31, 2011, 2010 and 2009, respectively.

        Future fixed minimum annual lease commitments are as follows at December 31, 2011:

(in thousands):	Commitments	Less Sublease Rentals	Net Rental Commitments
2012	$34,778	$386	$34,392
2013	32,267	386	31,881
2014	31,463	290	31,173
2015	29,199	—	29,199
2016	28,311	—	28,311
Thereafter	226,974	—	226,974

	$382,992	$1,062	$381,930

        The Company leases land and space at its treatment centers under operating lease arrangements expiring in various years through 2044. The majority of the Company's leases provide for fixed rent escalation clauses, ranging from 2.0% to 5.0%, or escalation clauses tied to the Consumer Price Index. The rent expense for leases containing fixed rent escalation clauses or rent holidays is recognized by the Company on a straight-line basis over the lease term. Leasehold improvements made by a lessee are recorded as leasehold improvements. Leasehold improvements are amortized over the shorter of their estimated useful lives (generally 39 years or less) or the related lease term plus anticipated renewals when there is an economic penalty associated with nonrenewal. An economic penalty is deemed to occur when the Company forgoes an economic benefit, or suffers an economic detriment by not renewing the lease. Penalties include, but are not limited to, impairment of existing leasehold improvements, profitability, location, uniqueness of the property within its particular market, relocation costs, and risks associated with potential competitors utilizing the vacated location. Lease incentives received are recorded as accrued rent and amortized as reductions to lease expense over the lease term.

Concentrations of Credit Risk

        Financial instruments, which subject the Company to concentrations of credit risk, consist principally of cash and accounts receivable. The Company maintains its cash in bank accounts with highly rated financial institutions. These accounts may, at times, exceed federally insured limits. The Company has not experienced any losses in such accounts. The Company grants credit, without collateral, to its patients, most of whom are local residents. Concentrations of credit risk with respect to accounts receivable relate principally to third- party payers, including managed care contracts, whose ability to pay for services rendered is dependent on their financial condition. For the year ended December 31, 2011, a government payor in Argentina represented approximately 30% of the total revenues earned in Argentina.

Legal Proceedings

        The Company is involved in certain legal actions and claims arising in the ordinary course of its business. It is the opinion of management, based on advice of legal counsel, that such litigation and claims will be resolved without material adverse effect on the Company's consolidated financial position, results of operations, or cash flows.

        On September 16, 2010, the Company was served with a civil complaint that was filed against the Company in the United States District Court for the Southern District of New York by TPTCC NY, Inc., The Proton Institute of NY, LLC and NY Medscan LLC. The complaint alleges, among other things, that in connection with a failed business venture between plaintiffs and the Company to provide proton beam therapy (PBT) services in New York City, the Company, certain of its subsidiaries and Norton Travis, the Company's general counsel, misappropriated confidential information and trade secrets of the plaintiffs and conspired in restraint of trade, engaged in unfair competition, and conspired to fix prices in seeking to establish a PBT services business in New York City. The plaintiffs seek to recover at least $350 million in damages, plus punitive damages of up to three times the amount of damages awarded. The Company intends to vigorously defend this suit. In the opinion of the Company's management, the case is without merit. By Order dated February 24, 2011, Judge Jed S. Rakoff granted the Company's motion to dismiss in its entirety dismissing all claims against all defendants including the Company and Mr. Travis.

Acquisitions

        The Company has acquired and plans to continue acquiring businesses with prior operating histories. Acquired companies may have unknown or contingent liabilities, including liabilities for failure to comply with health care laws and regulations, such as billing and reimbursement, fraud and abuse and similar anti-referral laws. Although the Company institutes policies designed to conform practices to its standards following completion of acquisitions, there can be no assurance that the Company will not become liable for past activities that may later be asserted to be improper by private plaintiffs or government agencies. Although the Company generally seeks to obtain indemnification from prospective sellers covering such matters, there can be no assurance that any such matter will be covered by indemnification, or if covered, that such indemnification will be adequate to cover potential losses and fines.

Employment Agreements

        The Company is party to employment agreements with several of its employees that provide for annual base salaries, targeted bonus levels, severance pay under certain conditions, and certain other benefits.

Retirement Plan	12 Months Ended
Dec. 31, 2011
Retirement Plan
Retirement Plan

(15) Retirement Plan

        The Company has a defined contribution retirement plan under Section 401(a) of the Internal Revenue Code (the Retirement Plan). The Retirement Plan allows all full-time employees after one year of service to defer a portion of their compensation on a pretax basis through contributions to the Retirement Plan. The Company provides for a discretionary match based on a percentage of the employee's annual contribution. No Company match was provided for in 2011. At December 31, 2010 and 2009, the Company accrued approximately $0.6 million and $1.5 million, respectively related to the Company's approved discretionary match.

Stock Option Plan and Restricted Stock Grants	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Stock Option Plan and Restricted Stock Grants
Stock Option Plan and Restricted Stock Grants

3.  Stock-based compensation

Radiation Therapy Investments, LLC (“RT Investments”) adopted an equity-based incentive plan in February 2008, and authorized for issuance under the plan approximately 1,494,111 units of limited liability company interests consisting of 526,262 Class B Units and 967,849 Class C Units. The units are limited liability company interests and are available for issuance to the Company’s employees. As of March 31, 2012, there were 13,815 Class B Units and 51,040 Class C Units available for future issuance under the plan.

The Class B Units vest over approximately 48 months. Assuming continued employment of the employee with the Company, 25% vest on the first anniversary of the grant date, and the remaining 75% vest in three equal installments on the second, third, and fourth anniversaries from the grant date. The Class C Units vest annually for 34 months based on certain performance conditions and/or market conditions being met or achieved and, in all cases, assuming continued employment.  For the Class C Units, the investment return conditions relate to Vestar Capital Partners V, L.P., majority owner of RT Investments (“Vestar”) receiving a specified multiple on their investment upon a liquidity event. The performance condition relates to the Company achieving certain operating targets, and the market condition relates to holders of Preferred Units and Class A Units receiving a specified multiple on their investment upon a liquidation event. If an employee holder’s employment is terminated, RT Investments may repurchase the holder’s vested Class B Units and Class C Units.  If the termination occurs within 12 months after the relevant measurement date, all of the Class B and Class C Units will be repurchased at the initial purchase price, or cost.  If the termination occurs during the following three-year period, the Class B and Class C units may be purchased at fair market value depending on the circumstances of the holder’s departure and the date of termination.

For purposes of determining the compensation expense associated with these grants, management valued the business enterprise using a variety of widely accepted valuation techniques, which considered a number of factors such as the financial performance of the Company, the values of comparable companies and the lack of marketability of the Company’s equity. The Company then used the option pricing method to determine the fair value of these units at the time of grant using the following assumptions: a term of five years, which is based on the expected term in which the units will be realized; a risk-free interest rate of 1.96% and 0.53% for grants issued in 2010 and 2011, respectively, which is the five-year U.S. federal treasury bond rate consistent with the term assumption; and expected volatility of 50% and 55% for grants issued in 2010 and 2011, respectively, which is based on the historical data of equity instruments of comparable companies.

The estimated fair value of the units, less an assumed forfeiture rate of 2.7%, is recognized in expense in the Company’s consolidated financial statements on a straight-line basis over the requisite service periods of the awards for Class B Units. For Class B Units, the requisite service period is approximately 48 months, and for Class C Units, the requisite service period is 34 months only if probable of being met. The assumed forfeiture rate is based on an average historical forfeiture rate.

The Company recorded approximately $95,000 and $680,000 of stock-based compensation for the three months ended March 31, 2012 and 2011, respectively, which is included in salaries and benefits in the condensed consolidated statements of comprehensive loss. The summary of activity under the plan is presented below:

	Class B Units Outstanding	Weighted-Average Grant Date Fair Value	Class C Units Outstanding	Weighted-Average Grant Date Fair Value
Nonvested balance at end of period December 31, 2011	149,194	$7.55	824,898	$6.78
Units granted	—	—	—	—
Units forfeited	—	—	—	—
Units vested	(114,813)	8.14	—	—
Nonvested balance at end of period March 31, 2012	34,381	$5.57	824,898	$6.78

As of March 31, 2012 there were 478,067 Class B units and 91,911 Class C units vested and outstanding.

As of March, 2012, there was approximately $0.2 million and $5.2 million of total unrecognized compensation expense related to the Class B Units and Class C Units, respectively. These costs are expected to be recognized over a weighted-average period of 2.8 years for Class B Units. The Class C units will be recognized if Vestar receives a specific return on their investment in the Company upon a liquidation event during the contractual life of the Class C Units.

(16) Stock Option Plan and Restricted Stock Grants

        Radiation Therapy Investments, LLC ("RT Investments") adopted an equity-based incentive plan in February 2008, and authorized for issuance under the plan approximately 1,494,111 units of limited liability company interests consisting of 526,262 Class B Units and 967,849 Class C Units. The units are limited liability company interests and are available for issuance to the Company's employees. As of December 31, 2011, there were 13,815 Class B Units and 51,040 Class C Units available for future issuance under the plan.

        The Class B Units vest over approximately 48 months. Assuming continued employment of the employee with the Company, 25% vest on the first anniversary of the grant date, and the remaining 75% vest in three equal installments on the second, third, and fourth anniversaries from the grant date. The Class C Units vest annually for 34 months based on certain performance conditions and/or market conditions being met or achieved and, in all cases, assuming continued employment. For the Class C Units, the investment return conditions relate to Vestar Capital Partners V, L.P., majority owner of RT Investments ("Vestar") receiving a specified multiple on their investment upon a liquidity event. The performance condition relates to the Company achieving certain operating targets, and the market condition relates to holders of Preferred Units and Class A Units receiving a specified multiple on their investment upon a liquidation event. If an employee holder's employment is terminated, RT Investments may repurchase the holder's vested Class B Units and Class C Units. If the termination occurs within 12 months after the relevant measurement date, all of the Class B and Class C Units will be repurchased at the initial purchase price, or cost. If the termination occurs during the following three-year period, the Class B and Class C units may be purchased at fair market value depending on the circumstances of the holder's departure and the date of termination.

        For purposes of determining the compensation expense associated with these grants, management valued the business enterprise using a variety of widely accepted valuation techniques, which considered a number of factors such as the financial performance of the Company, the values of comparable companies and the lack of marketability of the Company's equity. The Company then used the option pricing method to determine the fair value of these units at the time of grant using the following assumptions: a term of five years, which is based on the expected term in which the units will be realized; a risk-free interest rate of 1.96% and 0.53% for grants issued in 2010 and 2011, respectively, which is the five-year U.S. federal treasury bond rate consistent with the term assumption; and expected volatility of 50% and 55% for grants issued in 2010 and 2011, respectively, which is based on the historical data of equity instruments of comparable companies.

        The estimated fair value of the units, less an assumed forfeiture rate of 2.7%, is recognized in expense in the Company's consolidated financial statements on a straight-line basis over the requisite service periods of the awards for Class B Units. For Class B Units, the requisite service period is approximately 48 months, and for Class C Units, the requisite service period is 34 months only if probable of being met. The assumed forfeiture rate is based on an average historical forfeiture rate.

        The Company recorded $1.5 million, $1.0 million, and $1.0 million of stock-based compensation expense for the years ended December 31, 2011, 2010 and 2009, respectively, which is included in salaries and benefits in the consolidated statements of operations. The summary of activity under the plan is presented below:

	Class B Units Outstanding	Weighted- Average Grant Date Fair Value	Class C Units Outstanding	Weighted- Average Grant Date Fair Value
Nonvested balance at end of period January 1, 2009	509,422	$8.14	822,806	$7.06
Units forfeited	(9,473)	8.14	(29,035)	7.06
Vested	(127,356)	8.14	—	—

Nonvested balance at end of period December 31, 2009	372,593	$8.14	793,771	$7.06

Units granted	16,665	10.08	43,099	8.75
Vested	(124,198)	8.14	—	—

Nonvested balance at end of period December 31, 2010	265,060	$8.26	836,870	$7.15

Units granted	41,662	5.49	107,748	4.88
Units forfeited	(20,831)	9.30	(119,720)	7.67
Vested	(136,697)	8.04	—	—

Nonvested balance at end of period December 31, 2011	149,194	$7.55	824,898	$6.78

        As of December 31, 2011 there were 363,254 B units and 91,911 C units vested and outstanding.

        As of December 31, 2011, there was approximately $0.3 million and $5.2 million of total unrecognized compensation expense related to the Class B Units and Class C Units, respectively. These costs are expected to be recognized over a weighted-average period of 0.8 years for Class B Units. The Class C units will be recognized if Vestar receives a specific return on their investment in the Company upon a liquidation event during the contractual life of the Class C Units.

Related-Party Transactions	12 Months Ended
Dec. 31, 2011
Related-Party Transactions
Related-Party Transactions

(17) Related-Party Transactions

        The Company leases certain of its treatment centers and other properties from partnerships, which are majority owned by related parties. The leases are classified in the accompanying financial statements as either operating leases or as finance obligations pursuant to ASC 840, Leases. These related- party leases have expiration dates through December 31, 2026, and they provide for annual payments and executory costs, ranging from approximately $58,000 to $1.7 million. The aggregate payments the Company made to the entities owned by these related parties were approximately $15.8 million, $14.5 million, and $10.2 million, for the years ended December 31, 2011, 2010 and 2009, respectively.

        In October 1999, the Company entered into a sublease arrangement with a partnership, which is owned by a related parties to lease space to the partnership for an MRI center in Mount Kisco, New York. Sublease rentals paid by the partnership to the landlord were approximately $733,000, $673,000, and $761,000, for the years ended December 31, 2011, 2010 and 2009, respectively.

        The Company provides billing and collection services to an MRI entity, which is owned by a related party. In addition, the Company charges the MRI entity for certain allocated cost of certain staff that perform services on behalf of the MRI entity. The fees received by the Company for the billing and collection services and for reimbursement of certain allocated costs were approximately $0, $0, and $2,000, for the years ended December 31, 2011, 2010 and 2009, respectively. No balance was due from the MRI entity at December 31, 2011 and 2010.

        The Company is a participating provider in an oncology network, which is partially owned by a related party. The Company provides oncology services to members of the network. Annual payments received by the Company for the services were $884,000, $867,000, and $813,000 for the years ended December 31, 2011, 2010 and 2009, respectively.

        The Company has a wholly owned subsidiary construction company that provides remodeling and real property improvements at certain of its facilities. In addition, the construction company is frequently engaged to build and construct facilities for lease that are owned by related parties. Payments received by the Company for building and construction fees were approximately $1.4 million, $0.5 million, and $0.5 million, for the years ended December 31, 2011, 2010 and 2009, respectively. Amounts due to the Company for the construction services were approximately $49,000 and $223,000 at December 31, 2011 and 2010, respectively.

        The Company purchases medical malpractice insurance from an insurance company owned by a related party. The period of coverage runs from October to September. The premium payments made by the Company were approximately $5.7 million, $5.4 million, and $6.9 million, for the years ended December 31, 2011, 2010 and 2009, respectively.

        In California, Delaware, Maryland, Massachusetts, Michigan, Nevada, New York, and North Carolina, the Company maintains administrative services agreements with professional corporations owned by related parties, who are licensed to practice medicine in such states. The Company entered into these administrative services agreements in order to comply with the laws of such states, which prohibit the Company from employing physicians. The administrative services agreements generally obligate the Company to provide treatment center facilities, staff, equipment, accounting services, billing and collection services, management and administrative personnel, assistance in managed care contracting, and assistance in marketing services. Fees paid to the Company by such professional corporations under the administrative services agreements were approximately $79.7 million, $83.5 million, and $87.2 million, for the years ended December 31, 2011, 2010 and 2009, respectively. These amounts have been eliminated in consolidation.

        On February 22, 2008, the Company entered into a management agreement with Vestar Capital Partners V, L.P. (Vestar) relating to certain advisory and consulting services for an annual fee equal to the greater of (i) $850,000 or (ii) an amount equal to 1.0% of the Company's consolidated earnings before interest, taxes, depreciation, and amortization for each fiscal year determined as set forth in the Senior Credit Facility. As part of the management agreement, the Company also paid Vestar a management fee of approximately $10.0 million for services rendered in connection with the consummation of the Merger. This management fee was allocated between goodwill, deferred financing costs, and consulting fees. As part of the management agreement, the Company agreed to indemnify Vestar and its affiliates from and against all losses, claims, damages, and liabilities arising out of the performance by Vestar of its services pursuant to the management agreement. The management agreement will terminate upon such time that Vestar and its partners and their respective affiliates hold, directly, or indirectly in the aggregate, less than 20% of the voting power of the outstanding voting stock of the Company. During the years ended December 31, 2011, 2010 and 2009, the Company incurred approximately $1.6 million, $1.3 million, and $1.2 million, respectively, of management fees and expenses under such agreement.

        On April 22, 2010, affiliates of certain initial purchasers of the $310.0 million in aggregate principal amount 9 7/8% senior subordinated notes due 2017 provided an additional $15.0 million of commitments to the Revolver, and increased the available commitment from $60.0 million to $75.0 million. The Company paid $2.0 million to Vestar Capital Partners V, L.P. for additional transaction advisory services in respect to the incremental amendments to the existing Senior Credit Facility, the additional $15.0 million of commitments to the revolver portion, and the complete refinancing of the senior subordinated notes.

        In January 2009, the Company purchased from family members of a related party (i) a 33% interest in MDLLC, a joint venture which has a 57% interest in the underlying operating entities, and manages 26 radiation therapy treatment centers in South America, Central America and the Caribbean and (ii) a 19% interest in a joint venture, which operates a treatment center in Guatemala for approximately $10.4 million, subject to final determination of the purchase price based on a multiple of historical earnings before interest, taxes, and depreciation and amortization. In January 2010, the Company finalized the amount due for its 33% interest in the joint venture and paid an additional $1.9 million. On March 1, 2011, the Company purchased the remaining 67% interest in MDLLC. The Company also purchased an additional 61% interest in Clinica de Radioterapia La Asuncion S.A., resulting in an ownership interest of 80%. The Company consummated these acquisitions for a combined purchase price of approximately $82.7 million.

        In 2010, the Company provided medical equipment and parts inventory to Medical Developers, LLC in the amount of approximately $769,000. As of December 31, 2010, amounts due from the sale of the equipment, including accrued interest were approximately $781,000. In connection with the proposed acquisition of Medical Developers, LLC, the Company advanced $500,000 for the purchase and implementation of a new accounting software system.

Segment and geographic information	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Segment and geographic information
Segment and geographic information

12. Segment and geographic information

The Company operates in one line of business, which is operating physician group practices. As of March 1, 2011, due to the acquisition of MDLLC and Clinica de Radioterapia La Asuncion S.A., the Company’s operations were reorganized into two geographically organized groups: the Domestic U.S. includes eight operating segments and International is an operating segment which are aggregated into one U.S. Domestic and one International reporting segment. The accounting policies of the segments are the same as those described in the summary of significant accounting policies. Transactions between reporting segments are properly eliminated. The Company assesses performance of and makes decisions on how to allocate resources to its operating segments based on multiple factors including current and projected facility gross profit and market opportunities.

Financial information by geographic segment is as follows (in thousands):

	Three Months ended March 31,	Three Months ended March 31,
	2012	2011
Total revenues:
U.S Domestic	$157,292	$151,051
International	20,153	5,486
Total	$177,445	$156,537

Facility gross profit:
U.S. Domestic	$45,528	$51,189
International	11,511	3,243
Total	$57,039	$54,432

Depreciation and amortization:
U.S. Domestic	$14,258	$12,233
International	938	222
Total	$15,196	$12,455

	March 31, 2012	December 31, 2011
Total assets:
U.S. Domestic	$901,006	$867,448
International	135,528	131,144
Total	$1,036,534	$998,592

Long-lived assets:
U.S. Domestic	$229,039	$223,511
International	15,253	12,900
Total	$244,292	$236,411

Capital expenditures: *
U.S. Domestic	$6,723	$38,897
International	875	2,416
Total	$7,598	$41,313

* includes capital lease obligations related to capital expenditures

Acquisition-related goodwill and intangible assets:
U.S. Domestic	$522,387	$505,008
International	93,323	93,932
Total	$615,710	$598,940

The reconciliation of the Company’s reportable segment profit and loss is as follows (in thousands):

	Three Months ended March 31,	Three Months ended March 31,
	2012	2011
Facility gross profit	$57,039	$54,432
Less:
General and administrative expenses	19,682	17,836
General and administrative salaries	18,785	16,625
General and administrative depreciation and amortization	3,599	2,396
Provision for doubtful accounts	5,061	3,801
Interest expense, net	17,555	14,493
Gain on fair value adjustment of previously held equity investment	—	(234)
Foreign currency transaction loss	49	10
Loss on foreign currency derivative contracts	594	116
Loss before income taxes	$(8,286)	$(611)

(18) Segment and geographic information

        The Company operates in one line of business, which is operating physician group practices. As of March 1, 2011, due to the acquisition of MDLLC and Clinica de Radioterapia La Asuncion S.A., the Company's operations were restructured into two geographically organized groups: the Domestic U.S. includes eight operating segments and International is an operating segment which are aggregated into one U.S. Domestic and one International reporting segment. Prior period information is not shown as a result of the current year acquisition and since the Company previously had one reporting segment. The accounting policies of the segments are the same as those described in the summary of significant accounting policies. Transactions between reporting segments are properly eliminated. The Company assesses performance of and makes decisions on how to allocate resources to its operating segments based on multiple factors including current and projected facility gross profit and market opportunities.

        Financial information by geographic segment is as follows (in thousands):

Year ended December 31, 2011
Total revenues:
U.S Domestic	$584,262
International	60,455

Total	$644,717

Facility gross profit:
U.S. Domestic	$191,211
International	33,660

Total	$224,871

Depreciation and amortization:
U.S. Domestic	$51,507
International	2,577

Total	$54,084

December 31, 2011
Total assets:
U.S. Domestic	$867,448
International	131,144

Total	$998,592

Long-lived assets:
U.S. Domestic	$223,511
International	12,900

Total	$236,411

Capital expenditures:*
U.S. Domestic	$38,897
International	2,416

Total	$41,313

*
includes capital lease obligations related to capital expenditures

Acquisition-related goodwill and intangible assets:
U.S. Domestic	$505,008
International	93,932

Total	$598,940

        Total revenues attributable to the Company's operations in Argentina were $43.5 million for the year ended December 31, 2011.

        The reconciliation of the Company's reportable segment profit and loss is as follows (in thousands):

Year ended December 31, 2011
Facility gross profit	$224,871
Less:
General and administrative expenses	81,688
General and administrative salaries	68,523
General and administrative depreciation and amortization	11,702
Provision for doubtful accounts	16,117
Interest expense, net	60,656
Loss on investments	250
Impairment loss	360,639
Gain on fair value adjustment of previously held equity investment	(234)
Foreign currency transaction loss	106
Loss on forward currency derivative contracts	672

Loss before income taxes	$(375,248)

Unaudited Quarterly Financial Information	12 Months Ended
Dec. 31, 2011
Unaudited Quarterly Financial Information
Unaudited Quarterly Financial Information

(19) Unaudited Quarterly Financial Information

        The quarterly interim financial information shown below has been prepared by the Company's management and is unaudited. It should be read in conjunction with the audited consolidated financial statements appearing herein.

	2011
(in thousands):	December 31,	September 30,	June 30,	March 31,
Total revenues	$169,658	$156,266	$162,256	$156,537
Net loss	(111,697)	(230,327)	(4,782)	(3,077)
Net loss attributable to Radiation Therapy Services Holdings, Inc. shareholder	(112,046)	(231,029)	(5,850)	(4,516)

	2010
(in thousands):	December 31,	September 30,	June 30,	March 31,
Total revenues	$137,523	$137,001	$134,906	$134,533
Net loss	(102,292)	(2,416)	(8,083)	(999)
Net loss attributable to Radiation Therapy Services Holdings, Inc. shareholder	(102,333)	(2,332)	(9,017)	(1,806)

Supplemental Consolidating Financial Information	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Supplemental Consolidating Financial Information
Supplemental Consolidating Financial Information

13. Supplemental Consolidating Financial Information

Radiation Therapy Services, Inc. (RTS) payment obligations under the senior secured credit facility and senior subordinated notes are guaranteed by Radiation Therapy Services Holdings, Inc. (Parent) and certain domestic subsidiaries of RTS (Subsidiary Guarantors and, collectively with Parent, the “Guarantors”). The consolidated joint ventures and professional corporations of the Company are non-guarantors. Such guarantees are full, unconditional and joint and several. The following supplemental financial information sets forth, on an unconsolidated basis, balance sheets, statements of comprehensive income (loss), and statements of cash flows information for Parent, the Subsidiary Guarantors and the non-guarantor subsidiaries. The supplemental financial information reflects the investment of Parent and RTS and subsidiary guarantors using the equity method of accounting.

CONSOLIDATING BALANCE SHEETS (UNAUDITED)

AS OF MARCH 31, 2012

(in thousands)

	Parent	RTS	Subsidiary Guarantors	Subsidiary Non-Guarantors	Eliminations	Consolidated
ASSETS
Current assets:
Cash and cash equivalents	$114	$53	$1,874	$10,366	$—	$12,407
Accounts receivable, net	—	—	53,813	47,356	—	101,169
Intercompany receivables	6,305	—	82,360	—	(88,665)	—
Prepaid expenses	—	79	4,513	1,297	—	5,889
Inventories	—	—	4,388	539	—	4,927
Deferred income taxes	(35)	(1,924)	4,925	3	—	2,969
Other	6	872	2,624	955	—	4,457
Total current assets	6,390	(920)	154,497	60,516	(88,665)	131,818
Equity investments in joint ventures	139,037	867,212	113,675	49	(1,119,451)	522
Property and equipment, net	—	—	208,977	35,315	—	244,292
Real estate subject to finance obligation	—	—	13,735	—	—	13,735
Goodwill	—	—	489,080	80,821	—	569,901
Intangible assets, net	—	2,782	20,901	22,126	—	45,809
Other assets	—	15,554	6,722	8,181	—	30,457
Intercompany note receivable	—	—	—	—	—	—
Total assets	$145,427	$884,628	$1,007,587	$207,008	$(1,208,116)	$1,036,534
LIABILITIES AND EQUITY
Current liabilities:
Accounts payable	$—	$795	$33,174	$5,433	$—	$39,402
Intercompany payables	—	68,367	—	20,235	(88,602)	—
Accrued expenses	(16)	17,073	30,301	6,565	—	53,923
Income taxes payable	(126)	1,624	2,325	1,661	—	5,484
Current portion of long-term debt	—	8,365	9,868	4,544	—	22,777
Current portion of finance obligation	—	—	184	—	—	184
Other current liabilities	—	—	2,518	2,856	—	5,374
Total current liabilities	(142)	96,224	78,370	41,294	(88,602)	127,144
Long-term debt, less current portion	—	660,268	19,463	2,254	—	681,985
Finance obligation, less current portion	—	—	14,133	—	—	14,133
Other long-term liabilities	—	1,041	15,512	6,589	—	23,142
Deferred income taxes	(3,882)	(11,942)	21,591	4,498	(6)	10,259
Intercompany note payable	—	—	—	—	—	—
Total liabilities	(4,024)	745,591	149,069	54,635	(88,608)	856,663
Noncontrolling interests—redeemable	—	—	—	—	12,925	12,925
Total Radiation Therapy Services Holdings, Inc. shareholder’s equity	149,451	139,037	858,518	152,373	(1,149,929)	149,450
Noncontrolling interests—nonredeemable	—	—	—	—	17,496	17,496
Total equity	149,451	139,037	858,518	152,373	(1,132,433)	166,946
Total liabilities and equity	$145,427	$884,628	$1,007,587	$207,008	$(1,208,116)	$1,036,534

CONSOLIDATING STATEMENTS OF COMPREHENSIVE INCOME (LOSS) (UNAUDITED)

THREE MONTHS ENDED MARCH 31, 2012

(in thousands)

	Parent	RTS	Subsidiary Guarantors	Subsidiary Non-Guarantors	Eliminations	Consolidated
Revenues:
Net patient service revenue	$—	$—	$116,659	$58,889	$—	$175,548
Other revenue	—	—	2,134	144	—	2,278
(Loss) income from equity investment	(10,340)	6,772	957	12	2,218	(381)
Intercompany revenue	—	31	17,690	—	(17,721)	—
Total revenues	(10,340)	6,803	137,440	59,045	(15,503)	177,445
Expenses:
Salaries and benefits	95	—	72,095	21,653	—	93,843
Medical supplies	—	—	12,628	2,832	—	15,460
Facility rent expenses	—	—	8,123	1,467	—	9,590
Other operating expenses	—	—	6,097	2,604	—	8,701
General and administrative expenses	—	274	15,594	3,814	—	19,682
Depreciation and amortization	—	927	12,431	1,838	—	15,196
Provision for doubtful accounts	—	—	2,982	2,079	—	5,061
Interest expense, net	(1)	16,788	655	113	—	17,555
Foreign currency transaction loss	—	—	—	49	—	49
Loss on foreign currency derivative contracts	—	594	—	—	—	594
Intercompany expenses	—	118	—	17,603	(17,721)	—
Total expenses	94	18,701	130,605	54,052	(17,721)	185,731
(Loss) income before income taxes	(10,434)	(11,898)	6,835	4,993	2,218	(8,286)
Income tax expense	—	(1,891)	92	1,916	(7)	110
Net (loss) income	(10,434)	(10,007)	6,743	3,077	2,225	(8,396)
Net income attributable to noncontrolling interests—redeemable and non-redeemable	—	—	—	—	(1,153)	(1,153)
Net (loss) income attributable to Radiation Therapy Services Holdings, Inc. shareholder	(10,434)	(10,007)	6,743	3,077	1,072	(9,549)
Unrealized comprehensive loss:	—	(333)	—	(528)	—	(861)
Comprehensive (loss) income	(10,434)	(10,340)	6,743	2,549	2,225	(9,257)
Comprehensive income attributable to noncontrolling interests-redeemable and non-redeemable:	—	—	—	—	(1,177)	(1,177)
Comprehensive (loss) income attributable to Radiation Therapy Services Holdings, Inc. shareholder	$(10,434)	$(10,340)	$6,743	$2,549	$1,048	$(10,434)

CONSOLIDATING STATEMENT OF CASH FLOWS (UNAUDITED)

THREE MONTHS ENDED MARCH 31, 2012

(in thousands)

	Parent	RTS	Subsidiary Guarantors	Subsidiary Non-Guarantors	Eliminations	Consolidated
Cash flows from operating activities
Net (loss) income	$(10,434)	$(10,007)	$6,743	$3,077	$2,225	$(8,396)
Adjustments to reconcile net (loss) income to net cash provided by (used in) operating activities:
Depreciation	—	—	10,996	1,454	—	12,450
Amortization	—	927	1,435	384	—	2,746
Deferred rent expense	—	—	251	65	—	316
Deferred income taxes	—	10	38	(148)	(6)	(106)
Stock-based compensation	95	—	—	—	—	95
Provision for doubtful accounts	—	—	2,982	2,079	—	5,061
Loss on the sale of property and equipment	—	—	90	—	—	90
Amortization of termination of interest rate swap	—	(84)	—	—	—	(84)
Loss on foreign currency transactions	—	—	—	9	—	9
Loss on foreign currency derivative contracts	—	594	—	—	—	594
Amortization of debt discount	—	218	—	—	—	218
Amortization of loan costs	—	1,334	—	—	—	1,334
Equity interest in net loss (earnings) of joint ventures	10,340	(6,772)	(957)	(12)	(2,218)	381
Distribution received from unconsolidated joint ventures	—	—	9	—	—	9
Changes in operating assets and liabilities:
Accounts receivable and other receivables	—	—	(12,854)	(5,918)	—	(18,772)
Income taxes payable	—	71	(4)	133	—	200
Inventories and other current assets	—	—	(227)	(165)	—	(392)
Prepaid expenses	—	(27)	765	(543)	—	195
Intercompany payable / receivable	(53)	(15,821)	10,603	5,272	(1)	—
Accounts payable	—	186	11,336	(206)	—	11,316
Accrued deferred compensation	—	—	152	47	—	199
Accrued expenses	(16)	9,271	1,953	166	—	11,374
Net cash (used in) provided by operating activities	(68)	(20,100)	33,311	5,694	—	18,837
Cash flows from investing activities
Purchases of property and equipment	—	—	(5,836)	(1,066)	—	(6,902)
Acquisition of medical practices	—	—	(23,053)	(50)	—	(23,103)
Proceeds from the sale of property and equipment	—	—	26	—	—	26
Loans to employees	—	—	(133)	(3)	—	(136)
Intercompany notes to / from affiliates	—	—	—	—	—	—
Contribution of capital to joint venture entities	—	—	(225)	—	—	(225)
Distributions received from joint venture entities	—	406	1,529	—	(1,935)	—
Payment of foreign currency derivative contracts	—	(292)	—	—	—	(292)
Premiums on life insurance policies	—	—	—	(155)	—	(155)
Change in other assets and other liabilities	(2)	—	409	(252)	—	155
Net cash (used in) provided by investing activities	(2)	114	(27,283)	(1,526)	(1,935)	(30,632)
Cash flows from financing activities
Proceeds from issuance of debt	—	—	—	560	—	560
Net proceeds from revolving credit facility	—	20,000	—	—	—	20,000
Principal repayments of debt	—	—	(4,861)	(738)	—	(5,599)
Repayments of finance obligation	—	—	(26)	—	—	(26)
Cash distributions to noncontrolling interest holders—redeemable and non-redeemable	—	—	—	—	(905)	(905)
Cash distributions to shareholders	—	—	—	(2,840)	2,840	—
Net cash provided by (used in) financing activities	—	20,000	(4,887)	(3,018)	1,935	14,030
Effect of exchange rate changes on cash and cash equivalents	—	—	—	(5)	—	(5)
Net (decrease) increase in cash and cash equivalents	(70)	14	1,141	1,145	—	2,230
Cash and cash equivalents, beginning of period	184	39	733	9,221	—	10,177
Cash and cash equivalents, end of period	$114	$53	$1,874	$10,366	$—	$12,407

CONSOLIDATING BALANCE SHEETS

AS OF DECEMBER 31, 2011

(in thousands)

	Parent	RTS	Subsidiary Guarantors	Subsidiary Non-Guarantors	Eliminations	Consolidated
ASSETS
Current assets:
Cash and cash equivalents	$184	$39	$733	$9,221	$—	$10,177
Accounts receivable, net	—	—	44,135	42,959	—	87,094
Intercompany receivables	6,335	—	91,477	—	(97,812)	—
Prepaid expenses	—	52	4,968	711	—	5,731
Inventories	—	—	4,140	168	—	4,308
Deferred income taxes	(35)	(1,924)	4,925	3	—	2,969
Other	4	814	4,397	810	—	6,025
Total current assets	6,488	(1,019)	154,775	53,872	(97,812)	116,304
Equity investments in joint ventures	149,377	778,355	123,310	42	(1,050,392)	692
Property and equipment, net	—	—	201,806	34,605	—	236,411
Real estate subject to finance obligation	—	—	13,719	—	—	13,719
Goodwill	—	82,491	384,001	90,055	—	556,547
Intangible assets, net	—	3,710	15,936	22,747	—	42,393
Other assets	—	17,248	7,089	8,189	—	32,526
Intercompany note receivable	—	—	—	—	—	—
Total assets	$155,865	$880,785	$900,636	$209,510	$(1,148,204)	$998,592
LIABILITIES AND EQUITY
Current liabilities:
Accounts payable	$—	$609	$21,838	$5,301	$—	$27,748
Intercompany payables	—	84,272	—	13,473	(97,745)	—
Accrued expenses	—	7,802	28,337	6,457	—	42,596
Income taxes payable	(126)	1,553	2,329	1,554	—	5,310
Current portion of long-term debt	—	—	9,923	4,022	—	13,945
Current portion of finance obligation	—	—	161	—	—	161
Other current liabilities	—	—	3,886	2,729	—	6,615
Total current liabilities	(126)	94,236	66,474	33,536	(97,745)	96,375
Long-term debt, less current portion	—	648,415	13,757	2,916	—	665,088
Finance obligation, less current portion	—	—	14,105	—	—	14,105
Other long-term liabilities	—	708	15,460	6,491	—	22,659
Deferred income taxes	(3,882)	(11,951)	21,553	4,623	—	10,343
Intercompany note payable	—	—	—	—	—	—
Total liabilities	(4,008)	731,408	131,349	47,566	(97,745)	808,570
Noncontrolling interests—redeemable	—	—	—	—	12,728	12,728
Total Radiation Therapy Services Holdings, Inc. shareholder’s equity	159,873	149,377	769,287	161,944	(1,080,608)	159,873
Noncontrolling interests—nonredeemable	—	—	—	—	17,421	17,421
Total equity	159,873	149,377	769,287	161,944	(1,063,187)	177,294
Total liabilities and equity	$155,865	$880,785	$900,636	$209,510	$(1,148,204)	$998,592

CONSOLIDATING STATEMENTS OF COMPREHENSIVE INCOME (LOSS) (UNAUDITED)

THREE MONTHS ENDED MARCH 31, 2011

(in thousands)

	Parent	RTS	Subsidiary Guarantors	Subsidiary Non-Guarantors	Eliminations	Consolidated
Revenues:
Net patient service revenue	$—	$—	$113,665	$41,418	$—	$155,083
Other revenue	—	—	1,459	245	—	1,704
(Loss) income from equity investment	(2,657)	11,629	1,726	(1)	(10,947)	(250)
Intercompany revenue	—	206	19,677	—	(19,883)	—
Total revenues	(2,657)	11,835	136,527	41,662	(30,830)	156,537
Expenses:
Salaries and benefits	680	—	68,999	11,220	—	80,899
Medical supplies	—	—	11,788	703	—	12,491
Facility rent expenses	—	—	7,006	817	—	7,823
Other operating expenses	—	—	6,019	1,439	—	7,458
General and administrative expenses	5	399	15,782	1,650	—	17,836
Depreciation and amortization	—	—	11,327	1,128	—	12,455
Provision for doubtful accounts	—	—	2,282	1,519	—	3,801
Interest expense, net	(2)	14,087	513	(105)	—	14,493
Gain on fair value adjustment of previously held equity investment	—	—	(234)	—	—	(234)
Foreign currency transaction loss	—	—	—	10	—	10
Loss on foreign currency derivative contracts	—	116	—	—	—	116
Intercompany expenses	7	—	—	19,876	(19,883)	—
Total expenses	690	14,602	123,482	38,257	(19,883)	157,148
(Loss) income before income taxes	(3,347)	(2,767)	13,045	3,405	(10,947)	(611)
Income tax (benefit) expense	—	1,186	1,120	16	144	2,466
Net (loss) income	(3,347)	(3,953)	11,925	3,389	(11,091)	(3,077)
Net income attributable to noncontrolling interests—redeemable and non-redeemable	—	—	—	—	(1,439)	(1,439)
Net (loss) income attributable to Radiation Therapy Services Holdings, Inc. shareholder	(3,347)	(3,953)	11,925	3,389	(12,530)	(4,516)
Unrealized comprehensive income (loss):	—	1,296	—	(155)	—	1,141
Comprehensive (loss) income	(3,347)	(2,657)	11,925	3,234	(11,091)	(1,936)
Comprehensive income attributable to noncontrolling interests-redeemable and non-redeemable:	—	—	—	—	(1,411)	(1,411)
Comprehensive (loss) income attributable to Radiation Therapy Services Holdings, Inc. shareholder	$(3,347)	$(2,657)	$11,925	$3,234	$(12,502)	$(3,347)

CONSOLIDATING STATEMENT OF CASH FLOWS (UNAUDITED)

THREE MONTHS ENDED MARCH 31, 2011

(in thousands)

	Parent	RTS	Subsidiary Guarantors	Subsidiary Non-Guarantors	Eliminations	Consolidated
Cash flows from operating activities
Net (loss) income	$(3,347)	$(3,953)	$11,925	$3,389	$(11,091)	$(3,077)
Adjustments to reconcile net (loss) income to net cash provided by (used in) operating activities:
Depreciation	—	—	9,816	1,013	—	10,829
Amortization	—	—	1,511	115	—	1,626
Deferred rent expense	—	—	229	60	—	289
Deferred income taxes	—	527	1,209	188	44	1,968
Stock-based compensation	680	—	—	—	—	680
Provision for doubtful accounts	—	—	2,282	1,519	—	3,801
Gain on the sale of property and equipment	—	—	(8)	—	—	(8)
Gain on fair value adjustment of previously held equity investment	—	—	(234)	—	—	(234)
Loss on foreign currency transactions	—	—	—	49	—	49
Loss on foreign currency derivative contracts	—	116	—	—	—	116
Amortization of debt discount	—	192	—	—	—	192
Amortization of loan costs	—	1,014	—	—	—	1,014
Equity interest in net loss (earnings) of joint ventures	2,657	(11,629)	(1,726)	1	10,947	250
Changes in operating assets and liabilities:
Accounts receivable and other receivables	—	—	(10,863)	(4,734)	—	(15,597)
Income taxes payable	—	635	(89)	(814)	(69)	(337)
Inventories and other current assets	—	—	(681)	4	—	(677)
Prepaid expenses	—	(57)	806	16	—	765
Intercompany payable / receivable	(276)	2,393	(5,776)	3,490	169	—
Accounts payable	—	(237)	3,715	(634)	—	2,844
Accrued expenses	—	10,776	3,213	(102)	—	13,887
Net cash (used in) provided by operating activities	(286)	(223)	15,329	3,560	—	18,380
Cash flows from investing activities
Purchases of property and equipment	—	—	(10,878)	(535)	—	(11,413)
Acquisition of medical practices	—	—	(47,500)	5,396	—	(42,104)
Proceeds from the sale of property and equipment	—	—	5	—	—	5
Repayments from (loans to) employees	—	—	147	(12)	—	135
Intercompany notes to / from affiliates	—	—	—	—	—	—
Contribution of capital to joint venture entities	—	(47,500)	—	—	47,500	—
Distributions received from joint venture entities	—	372	1,728	—	(1,800)	300
Proceeds from sale of equity interest in a joint venture	—	—	312	—	—	312
Payment of foreign currency derivative contracts	—	(552)	—	—	—	(552)
Change in other assets and other liabilities	5	3	(100)	32	—	(60)
Net cash provided by (used in) investing activities	5	(47,677)	(56,286)	4,881	45,700	(53,377)
Cash flows from financing activities
Proceeds from issuance of debt (net of original issue discount of $625)	—	49,375	—	26	—	49,401
Principal repayments of debt	—	—	(2,433)	(23)	—	(2,456)
Repayments of finance obligation	—	—	(13)	—	—	(13)
Proceeds from equity contribution	3	—	47,500	—	(47,500)	3
Cash distributions to noncontrolling interest holders—redeemable and non-redeemable	—	—	—	—	(923)	(923)
Payments of loan costs	—	(1,534)	—	—	—	(1,534)
Cash distributions to shareholders	—	—	—	(2,723)	2,723	—
Net cash provided by (used in) financing activities	3	47,841	45,054	(2,720)	(45,700)	44,478
Effect of exchange rate changes on cash and cash equivalents	—	—	—	(3)	—	(3)
Net (decrease) increase in cash and cash equivalents	(278)	(59)	4,097	5,718	—	9,478
Cash and cash equivalents, beginning of period	279	80	8,637	4,981	—	13,977
Cash and cash equivalents, end of period	$1	$21	$12,734	$10,699	$—	$23,455

(20) Supplemental Consolidating Financial Information

        Radiation Therapy Services, Inc. (RTS) payment obligations under the senior secured credit facility and senior subordinated notes are guaranteed by Parent and certain domestic subsidiaries of RTS (Subsidiary Guarantors and, collectively with Parent, the "Guarantors"). The consolidated joint ventures and professional corporations of the Company are non-guarantors. Such guarantees are full, unconditional and joint and several. The following supplemental financial information sets forth, on an unconsolidated basis, balance sheets, statements of operations, and statements of cash flows information for Parent, the Subsidiary Guarantors and the non-guarantor subsidiaries. The supplemental financial information reflects the investment of Parent and RTS and subsidiary guarantors using the equity method of accounting.

CONSOLIDATING BALANCE SHEET
AS OF DECEMBER 31, 2011
(in thousands)

	Parent	RTS	Subsidiary Guarantors	Subsidiary Non-Guarantors	Eliminations	Consolidated
ASSETS
Current assets:
Cash and cash equivalents	$184	$39	$733	$9,221	$—	$10,177
Accounts receivable, net	—	—	44,135	42,959	—	87,094
Intercompany receivables	6,335	—	91,477	—	(97,812)	—
Prepaid expenses	—	52	4,968	711	—	5,731
Inventories	—	—	4,140	168	—	4,308
Deferred income taxes	(35)	(1,924)	4,925	3	—	2,969
Other	4	814	4,397	810	—	6,025

Total current assets	6,488	(1,019)	154,775	53,872	(97,812)	116,304
Equity investments in joint ventures	149,377	778,355	123,310	42	(1,050,392)	692
Property and equipment, net	—	—	201,806	34,605	—	236,411
Real estate subject to finance obligation	—	—	13,719	—	—	13,719
Goodwill	—	82,491	384,001	90,055	—	556,547
Intangible assets, net	—	3,710	15,936	22,747	—	42,393
Other assets	—	17,248	7,089	8,189	—	32,526
Intercompany note receivable	—	—	—	—	—	—

Total assets	$155,865	$880,785	$900,636	$209,510	$(1,148,204)	$998,592

LIABILITIES AND EQUITY
Current liabilities:
Accounts payable	$—	$609	$21,838	$5,301	$—	$27,748
Intercompany payables	—	84,272	—	13,473	(97,745)	—
Accrued expenses	—	7,802	28,337	6,457	—	42,596
Income taxes payable	(126)	1,553	2,329	1,554	—	5,310
Current portion of long-term debt	—	—	9,923	4,022	—	13,945
Current portion of finance obligation	—	—	161	—	—	161
Other current liabilities	—	—	3,886	2,729	—	6,615

Total current liabilities	(126)	94,236	66,474	33,536	(97,745)	96,375
Long-term debt, less current portion	—	648,415	13,757	2,916	—	665,088
Finance obligation, less current portion	—	—	14,105	—	—	14,105
Other long-term liabilities	—	708	15,460	6,491	—	22,659
Deferred income taxes	(3,882)	(11,951)	21,553	4,623	—	10,343
Intercompany note payable	—	—	—	—	—	—

Total liabilities	(4,008)	731,408	131,349	47,566	(97,745)	808,570
Noncontrolling interests—redeemable	—	—	—	—	12,728	12,728
Total Radiation Therapy Services Holdings, Inc. shareholder's equity	159,873	149,377	769,287	161,944	(1,080,608)	159,873
Noncontrolling interests—nonredeemable	—	—	—	—	17,421	17,421

Total equity	159,873	149,377	769,287	161,944	(1,063,187)	177,294

Total liabilities and equity	$155,865	$880,785	$900,636	$209,510	$(1,148,204)	$998,592

CONSOLIDATING STATEMENTS OF COMPREHENSIVE INCOME (LOSS)
YEAR ENDED DECEMBER 31, 2011
(in thousands)

	Parent	RTS	Subsidiary Guarantors	Subsidiary Non-Guarantors	Eliminations	Consolidated
Revenues:
Net patient service revenue	$—	$—	$435,258	$203,432	$—	$638,690
Other revenue	—	1	6,574	488	—	7,063
(Loss) income from equity investment	(363,552)	(342,738)	2,633	(6)	702,627	(1,036)
Intercompany revenue	—	742	80,897	2	(81,641)	—

Total revenues	(363,552)	(341,995)	525,362	203,916	620,986	644,717
Expenses:
Salaries and benefits	1,461	—	263,483	61,838	—	326,782
Medical supplies	—	—	46,590	5,248	—	51,838
Facility rent expenses	—	—	28,902	4,473	—	33,375
Other operating expenses	—	—	23,768	10,224	—	33,992
General and administrative expenses	6	1,929	68,500	11,253	—	81,688
Depreciation and amortization	—	928	46,764	6,392	—	54,084
Provision for doubtful accounts	—	—	11,276	4,841	—	16,117
Interest expense, net	(6)	58,433	2,482	(253)	—	60,656
Impairment loss	—	—	359,857	782	—	360,639
Loss (gain) on investments	—	—	251	(1)	—	250
Gain on fair value adjustment of previously held equity investment	—	—	(234)	—	—	(234)
Foreign currency transaction loss	—	—	—	106	—	106
Loss on forward currency derivative contracts	—	672	—	—	—	672
Intercompany expenses	—	—	2	81,639	(81,641)	—

Total expenses	1,461	61,962	851,641	186,542	(81,641)	1,019,965

(Loss) income before income taxes	(365,013)	(403,957)	(326,279)	17,374	702,627	(375,248)
Income tax expense	(9,735)	(37,977)	16,547	5,800	—	(25,365)

Net (loss) income	(355,278)	(365,980)	(342,826)	11,574	702,627	(349,883)
Net income attributable to noncontrolling interests—redeemable and non-redeemable	—	—	—	—	(3,558)	(3,558)

Net (loss) income attributable to Radiation Therapy Services Holdings, Inc. shareholder	(355,278)	(365,980)	(342,826)	11,574	699,069	(353,441)
Unrealized comprehensive income (loss):	—	2,428	—	(4,909)	—	(2,481)

Comprehensive (loss) income	(355,278)	(363,552)	(342,826)	6,665	702,627	(352,364)

Comprehensive income attributable to noncontrolling interests—redeemable and non-redeemable:	—	—	—	—	(2,914)	(2,914)

Comprehensive (loss) income attributable to Radiation Therapy Services Holdings, Inc. shareholder	$(355,278)	$(363,552)	$(342,826)	$6,665	$699,713	$(355,278)

CONSOLIDATING STATEMENT OF CASH FLOWS
YEAR ENDED DECEMBER 31, 2011
(in thousands)

	Parent	RTS	Subsidiary Guarantors	Subsidiary Non-Guarantors	Eliminations	Consolidated
Cash flows from operating activities
Net (loss) income	$(355,278)	$(365,980)	$(342,826)	$11,574	$702,627	$(349,883)
Adjustments to reconcile net (loss) income to net cash provided by (used in) operating activities:
Depreciation	—	—	40,822	5,150	—	45,972
Amortization	—	928	5,942	1,242	—	8,112
Deferred rent expense	—	—	1,069	202	—	1,271
Deferred income taxes	(2,141)	(38,285)	11,220	403	425	(28,378)
Stock-based compensation	1,461	—	—	—	—	1,461
Provision for doubtful accounts	—	—	11,276	4,841	—	16,117
Loss on the sale of property and equipment	—	—	235	—	—	235
Termination of a derivative interest rate swap agreement	—	(1,880)	—	—	—	(1,880)
Impairment loss	—	—	359,857	782	—	360,639
Loss on investments	—	—	251	(1)	—	250
Gain on fair value adjustment of previously held equity investment	—	—	(234)	—	—	(234)
Loss on foreign currency transactions	—	—	—	98	—	98
Loss on forward currency derivative contracts	—	672	—	—	—	672
Amortization of debt discount	—	847	—	—	—	847
Amortization of loan costs	—	4,524	—	—	—	4,524
Equity interest in net loss (earnings) of joint ventures	363,552	342,738	(2,633)	6	(702,627)	1,036
Distribution received from unconsolidated joint ventures	—	—	52	—	—	52
Changes in operating assets and liabilities:
Accounts receivable and other receivables	—	—	(11,807)	(8,973)	—	(20,780)
Income taxes payable	(568)	5,533	(7,076)	(1,684)	(598)	(4,393)
Inventories and other current assets	—	—	(1,552)	(100)	—	(1,622)
Prepaid expenses	—	(7)	2,536	310	—	2,839
Intercompany payable / receivable	(7,177)	61,149	(56,738)	2,593	173	—
Accounts payable	—	(15)	4,338	(1,515)	—	2,808
Accrued expenses	—	1,424	2,432	1,145	—	5,001

Net cash (used in) provided by operating activities	(151)	11,648	17,194	16,073	—	44,764
Cash flows from investing activities
Purchases of property and equipment	—	—	(30,733)	(5,879)	—	(36,612)
Acquisition of medical practices	—	—	(63,843)	3,957	—	(59,886)
Proceeds from the sale of property and equipment	—	—	6	—	—	6
Repayments from (loans to) employees	—	—	346	(8)	—	338
Intercompany notes to / from affiliates	—	—	—	—	—	—
Contribution of capital to joint venture entities	—	(57,647)	(299)	—	57,147	(799)
Distributions received from joint venture entities	—	1,379	6,442	—	(7,240)	581
Proceeds from sale of equity interest in a joint venture	—	—	4,432	—	(4,120)	312
Proceeds from sale of investments	—	—	1,035	—	—	1,035
Purchase of investments	—	—	—	(79)	—	(79)
Payment of foreign currency derivative contracts	—	(1,486)	—	—	—	(1,486)
Change in other assets and other liabilities	3	(1)	(233)	39	—	(192)

Net cash provided by (used in) investing activities	3	(57,755)	(82,847)	(1,970)	45,787	(96,782)

CONSOLIDATING STATEMENT OF CASH FLOWS
YEAR ENDED DECEMBER 31, 2011 (Continued)
(in thousands)

	Parent	RTS	Subsidiary Guarantors	Subsidiary Non-Guarantors	Eliminations	Consolidated
Cash flows from financing activities
Proceeds from issuance of debt	—	97,375	11,408	2,422	—	111,205
Principal repayments of debt	—	(46,500)	(10,711)	(566)	—	(57,777)
Repayments of finance obligation	—	—	(95)	—	—	(95)
Proceeds from equity contribution	3	—	57,147	—	(57,147)	3
Payments of notes receivable from shareholder	50	—	—	—	—	50
Proceeds from issuance of noncontrolling interest	—	—	—	—	4,120	4,120
Cash distributions to noncontrolling interest holders—redeemable and non-redeemable	—	—	—	—	(4,428)	(4,428)
Consolidation of noncontrolling interest	—	—	—	(33)	—	(33)
Payments of loan costs	—	(4,809)	—	—	—	(4,809)
Cash distributions to shareholders	—	—	—	(11,668)	11,668	—

Net cash provided by (used in) financing activities	53	46,066	57,749	(9,845)	(45,787)	48,236

Effect of exchange rate changes on cash and cash equivalents	—	—	—	(18)	—	(18)
Net (decrease) increase in cash and cash equivalents	(95)	(41)	(7,904)	4,240	—	(3,800)
Cash and cash equivalents, beginning of period	279	80	8,637	4,981	—	13,977

Cash and cash equivalents, end of period	$184	$39	$733	$9,221	$—	$10,177

CONSOLIDATING BALANCE SHEETS
AS OF DECEMBER 31, 2010
(in thousands)

	Parent	RTS	Subsidiary Guarantors	Subsidiary Non-Guarantors	Eliminations	Consolidated
ASSETS
Current assets:
Cash and cash equivalents	$279	$80	$8,637	$4,981	$—	$13,977
Accounts receivable, net	—	—	43,901	19,670	—	63,571
Intercompany receivables	—	—	71,519	—	(71,519)	—
Income taxes receivable	—	—	—	—	—	—
Prepaid expenses	—	45	6,549	375	—	6,969
Inventories	—	—	2,579	68	—	2,647
Deferred income taxes	(517)	1,553	1,240	—	—	2,276
Other	7	—	1,507	799	—	2,313

Total current assets	(231)	1,678	135,932	25,893	(71,519)	91,753
Equity investments in joint ventures	496,340	1,028,910	44,011	—	(1,549,125)	20,136
Property and equipment, net	—	—	207,250	22,415	—	229,665
Real estate subject to finance obligation	—	—	8,100	—	—	8,100
Goodwill	—	114,064	644,699	12,135	—	770,898
Intangible assets, net	—	12,978	71,783	475	—	85,236
Other assets	—	16,963	4,420	9,159	—	30,542
Intercompany note receivable	—	—	—	—	—	—

Total assets	$496,109	$1,174,593	$1,116,195	$70,077	$(1,620,644)	$1,236,330

LIABILITIES AND EQUITY
Current liabilities:
Accounts payable	$—	$624	$17,880	$3,384	$—	$21,888
Intercompany payables	841	59,758	—	11,037	(71,636)	—
Accrued expenses	—	6,378	26,260	3,127	—	35,765
Income taxes payable	442	(3,980)	9,405	(471)	598	5,994
Current portion of long-term debt	—	—	8,780	—	—	8,780
Current portion of finance obligation	—	—	53	—	—	53
Other current liabilities	—	—	197	—	—	197

Total current liabilities	1,283	62,780	62,575	17,077	(71,038)	72,677
Long-term debt, less current portion	—	580,645	9,406	—	—	590,051
Finance obligation, less current portion	—	—	8,515	—	—	8,515
Other long-term liabilities	—	4,966	10,002	1,013	—	15,981
Deferred income taxes	(2,223)	29,862	6,648	(335)	(425)	33,527
Intercompany note payable	—	—	—	—	—	—

Total liabilities	(940)	678,253	97,146	17,755	(71,463)	720,751
Noncontrolling interests—redeemable	—	—	—	—	7,371	7,371
Total Radiation Therapy Services Holdings, Inc. shareholder's equity	497,049	496,340	1,019,049	52,322	(1,567,711)	497,049
Noncontrolling interests—nonredeemable	—	—	—	—	11,159	11,159

Total equity	497,049	496,340	1,019,049	52,322	(1,556,552)	508,208

Total liabilities and equity	$496,109	$1,174,593	$1,116,195	$70,077	$(1,620,644)	$1,236,330

CONSOLIDATING STATEMENTS OF COMPREHENSIVE INCOME (LOSS)
YEAR ENDED DECEMBER 31, 2010
(in thousands)

	Parent	RTS	Subsidiary Guarantors	Subsidiary Non-Guarantors	Eliminations	Consolidated
Revenues:
Net patient service revenue	$—	$—	$391,643	$144,270	$—	$535,913
Other revenue	—	—	6,377	672	—	7,049
(Loss) income from equity investment	(113,441)	(48,528)	4,354	—	158,616	1,001
Intercompany revenue	—	569	81,966	—	(82,535)	—

Total revenues	(113,441)	(47,959)	484,340	144,942	76,081	543,963
Expenses:
Salaries and benefits	1,030	—	244,692	36,580	—	282,302
Medical supplies	—	—	40,779	2,248	—	43,027
Facility rent expenses	—	—	25,166	2,719	—	27,885
Other operating expenses	—	—	23,965	3,138	—	27,103
General and administrative expenses	2	2,669	59,567	3,560	—	65,798
Depreciation and amortization	—	—	42,864	3,482	—	46,346
Provision for doubtful accounts	—	—	3,566	5,265	—	8,831
Interest expense, net	(9)	54,934	4,011	(431)	—	58,505
Loss on sale of assets of a radiation treatment center	—	—	1,903	—	—	1,903
Early extinguishment of debt	—	10,947	—	—	—	10,947
Impairment Loss	—	—	97,916	—	—	97,916
Intercompany expenses	—	—	—	82,703	(82,703)	—

Total expenses	1,023	68,550	544,429	139,264	(82,703)	670,563

(Loss) income before income taxes	(114,464)	(116,509)	(60,089)	5,678	158,784	(126,600)
Income tax (benefit) expense	(454)	(1,389)	(11,142)	6	169	(12,810)

Net (loss) income	(114,010)	(115,120)	(48,947)	5,672	158,615	(113,790)
Net income attributable to noncontrolling interests—redeemable and non-redeemable	—	—	—	—	(1,698)	(1,698)

Net (loss) income attributable to Radiation Therapy Services Holdings, Inc. shareholder	(114,010)	(115,120)	(48,947)	5,672	156,917	(115,488)
Unrealized comprehensive income (loss):	—	1,679	(201)	—	—	1,478

Comprehensive (loss) income	(114,010)	(113,441)	(49,148)	5,672	158,615	(112,312)

Comprehensive income attributable to noncontrolling interests-redeemable and non-redeemable:	—	—	—	—	(1,698)	(1,698)

Comprehensive (loss) income attributable to Radiation Therapy Services Holdings, Inc. shareholder	$(114,010)	$(113,441)	$(49,148)	$5,672	$156,917	$(114,010)

CONSOLIDATING STATEMENTS OF CASH FLOWS
YEAR ENDED DECEMBER 31, 2010
(in thousands)

	Parent	RTS	Subsidiary Guarantors	Subsidiary Non-Guarantors	Eliminations	Consolidated
Cash flows from operating activities
Net (loss) income	$(114,010)	$(115,120)	$(48,947)	$5,672	$158,615	$(113,790)
Adjustments to reconcile net (loss) income to net cash provided by (used in) operating activities:
Depreciation	—	—	35,581	3,430	—	39,011
Amortization	—	—	7,283	52	—	7,335
Deferred rent expense	—	—	895	285	—	1,180
Deferred income tax provision (benefit)	(1,627)	(1,335)	(15,976)	(335)	(425)	(19,698)
Stock-based compensation	1,030	—	—	—	—	1,030
Impairment Loss	—	—	97,916	—	—	97,916
Provision for doubtful accounts	—	—	3,566	5,265	—	8,831
Loss on the sale of property and equipment	—	—	734	—	—	734
Loss on sale of assets of a radiation treatment center	—	—	1,903	—	—	1,903
Write off of pro-rata debt discount	—	494	—	—	—	494
Write off of loan costs	—	1,593	—	—	—	1,593
Early Extinguishment of debt	—	10,947	—	—	—	10,947
Amortization of debt discount	—	791	—	—	—	791
Amortization of loan costs	—	3,350	—	—	—	3,350
Equity interest in net earnings of joint ventures	113,441	48,528	(4,354)	—	(158,616)	(1,001)
Distribution received from unconsolidated joint ventures	—	—	980	—	—	980
Changes in operating assets and liabilities:
Accounts receivable and other receivables	—	—	(11,660)	(4,406)	—	(16,066)
Income taxes receivable / payable	442	1,220	4,178	39	598	6,477
Inventories	—	—	103	4	—	107
Prepaid expenses	—	(1)	4,214	212	—	4,425
Intercompany payable / receivable	732	10,900	(9,804)	(1,656)	(172)	—
Accounts payable	—	379	8,071	4	—	8,454
Accrued expenses	—	(4,483)	8,632	(163)	5	3,991

Net cash provided by (used in) operating activities	8	(42,737)	83,315	8,403	5	48,994
Cash flows from investing activities
Purchases of property and equipment	—	—	(43,260)	(521)	—	(43,781)
Acquisition of radiation centers	—	—	(43,388)	—	—	(43,388)
Purchase of joint venture interests	—	(1,000)	—	—	—	(1,000)
Proceeds from the sale of property and equipment	—	—	1,693	—	—	1,693
Repayments from (loans to) employees	—	—	457	—	—	457
Intercompany notes to / from affiliates	—	500	—	(500)	—	—
Contribution of capital to joint venture entities	—	(8,000)	(3,711)	—	8,000	(3,711)
Proceeds from sale of equity interest in joint venture	—	—	300	308	(608)	—
Distributions received from joint venture	—	1,166	4,140	—	(5,279)	27
Change in other assets and other liabilities	—	(2,005)	(826)	28	(5)	(2,808)

Net cash provided by (used in) investing activities	—	(9,339)	(84,595)	(685)	2,108	(92,511)
Cash flows from financing activities
Proceeds from issuance of debt (net of original issue discount of $1,950)	—	316,550	—	—	—	316,550
Principal repayments of debt	—	(260,667)	(10,628)	—	—	(271,295)
Repayments of finance obligation	—	—	(302)	—	—	(302)
Payment of call premium on senior subordinated notes	—	(5,250)	—	—	—	(5,250)
Proceeds from equity contribution	156	—	8,000	—	(8,000)	156
Payments of notes receivable from shareholder	50	—	—	—	—	50
Proceeds from issuance of noncontrolling interest	—	—	—	—	608	608
Cash distributions to noncontrolling interest holders—redeemable and non-redeemable	—	—	—	—	(3,176)	(3,176)
Deconsolidation of noncontrolling interest	—	—	—	(14)	—	(14)
Payments of loan costs	—	(12,791)	—	—	—	(12,791)
Cash distributions to shareholders	—	—	—	(8,455)	8,455	—

Net cash provided by (used in) financing activities	206	37,842	(2,930)	(8,469)	(2,113)	24,536

Net increase (decrease) in cash and cash equivalents	214	(14,234)	(4,210)	(751)	—	(18,981)
Cash and cash equivalents, beginning of period	65	14,314	12,847	5,732	—	32,958

Cash and cash equivalents, end of period	$279	$80	$8,637	$4,981	$—	$13,977

CONSOLIDATING STATEMENTS OF COMPREHENSIVE INCOME (LOSS)
YEAR ENDED DECEMBER 31, 2009
(in thousands)

	Parent	RTS	Subsidiary Guarantors	Subsidiary Non-Guarantors	Eliminations	Consolidated
Revenues:
Net patient service revenue	$—	$—	$369,728	$147,918	$—	$517,646
Other revenue	—	—	4,755	1,203	—	5,958
(Loss) income from equity investment	(6,795)	52,672	4,614	—	(49,611)	880
Intercompany revenue	—	845	86,862	—	(87,707)	—

Total revenues	(6,795)	53,517	465,959	149,121	(137,318)	524,484
Expenses:
Salaries and benefits	962	—	219,734	38,836	—	259,532
Medical supplies	—	—	43,913	1,448	—	45,361
Facility rent expenses	—	—	19,964	2,142	—	22,106
Other operating expenses	—	—	21,268	3,130	—	24,398
General and administrative expenses	2	739	50,653	3,143	—	54,537
Depreciation and amortization	—	—	43,605	2,811	—	46,416
Provision for doubtful accounts	—	—	8,526	4,345	—	12,871
Interest expense, net	(10)	53,831	9,031	(350)	—	62,502
Impairment loss	—	—	3,470	4	—	3,474
Intercompany expenses	—	—	—	87,707	(87,707)	—

Total expenses	954	54,570	420,164	143,216	(87,707)	531,197

(Loss) income before income taxes	(7,749)	(1,053)	45,795	5,905	(49,611)	(6,713)
Income tax (expense) benefit	—	7,680	(6,460)	(218)	—	1,002

Net (loss) income	(7,749)	(8,733)	52,255	6,123	(49,611)	(7,715)
Net income attributable to noncontrolling interests—redeemable and non-redeemable	—	—	—	—	(1,835)	(1,835)

Net (loss) income attributable to Radiation Therapy Services Holdings, Inc. shareholder	(7,749)	(8,733)	52,255	6,123	(51,446)	(9,550)
Unrealized comprehensive income (loss):	—	1,938	(137)	—	—	1,801

Comprehensive (loss) income	(7,749)	(6,795)	52,118	6,123	(49,611)	(5,914)

Comprehensive income attributable to noncontrolling interests-redeemable and non-redeemable:	—	—	—	—	(1,835)	(1,835)

Comprehensive (loss) income attributable to Radiation Therapy Services Holdings, Inc. shareholder	$(7,749)	$(6,795)	$52,118	$6,123	$(51,446)	$(7,749)

CONSOLIDATING STATEMENTS OF CASH FLOWS
YEAR ENDED DECEMBER 31, 2009
(in thousands)

	Parent	RTS	Subsidiary Guarantors	Subsidiary Non-Guarantors	Eliminations	Consolidated
Cash flows from operating activities
Net (loss) income	$(7,749)	$(8,733)	$52,255	$6,123	$(49,611)	$(7,715)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation	—	—	29,211	2,626	—	31,837
Amortization	—	—	14,394	185	—	14,579
Deferred rent expense	—	—	2,170	1,029	—	3,199
Deferred income tax provision	(34)	(6,825)	5,524	—	—	(1,335)
Stock-based compensation	962	—	—	—	—	962
Impairment loss	—	—	3,470	4	—	3,474
Provision for doubtful accounts	—	—	8,526	4,345	—	12,871
Loss on the sale of property and equipment	—	—	1,345	(4)	—	1,341
Write-off of acquisition-related costs	—	—	812	—	—	812
Amortization of debt discount	—	1,208	—	—	—	1,208
Amortization of loan costs	—	2,850	—	—	—	2,850
Equity interest in net earnings of joint ventures	6,795	(52,672)	(4,614)	—	49,611	(880)
Changes in operating assets and liabilities:
Accounts receivable	—	—	(58)	(3,732)	—	(3,790)
Income taxes receivable and other receivables	—	10,910	2,776	(545)	—	13,141
Inventories	—	—	14	(4)	—	10
Prepaid expenses	—	(2)	1,670	338	—	2,006
Intercompany payable / receivable	58	64,302	(64,057)	(303)	—	—
Accounts payable	—	(98)	(1,464)	597	—	(965)
Accrued expenses	—	(627)	(1,280)	(300)	(6)	(2,213)

Net cash provided by (used in) operating activities	32	10,313	50,694	10,359	(6)	71,392
Cash flows from investing activities
Purchases of property and equipment	—	—	(33,838)	(1,605)	—	(35,443)
Acquisition of radiation centers	—	—	(2,449)	—	—	(2,449)
Restricted cash associated with earn-out provisions of acquisitions	—	—	2,269	—	—	2,269
Purchase of joint venture interests	—	—	(13,593)	—	—	(13,593)
Proceeds from the sale of property and equipment	—	—	39	105	—	144
Repayments from (loans to) employees	—	—	451	27	—	478
Contribution of capital to joint venture entities	—	—	(2,665)	—	279	(2,386)
Proceeds from sale of equity interest in joint venture	—	—	250	385	(635)	—
Distributions received from joint venture	—	1,142	3,959	—	(5,101)	—
Change in other assets and other liabilities	3	(1,976)	(1,464)	239	6	(3,192)

Net cash provided by (used in) investing activities	3	(834)	(47,041)	(849)	(5,451)	(54,172)
Cash flows from financing activities
Principal repayments of debt	—	(18,768)	(10,925)	—	—	(29,693)
Repayments of finance obligation	—	—	(1,242)	—	—	(1,242)
Payments of notes receivable from shareholder	25	—	—	—	—	25
Proceeds from issuance of noncontrolling interest	—	—	—	—	356	356
Cash distributions to noncontrolling interest holders—redeemable and non-redeemable	—	—	—	—	(2,876)	(2,876)
Cash distributions to shareholders	—	—	—	(7,977)	7,977	—

Net cash provided by (used in) financing activities	25	(18,768)	(12,167)	(7,977)	5,457	(33,430)

Net increase (decrease) in cash and cash equivalents	60	(9,289)	(8,514)	1,533	—	(16,210)
Cash and cash equivalents, beginning of period	5	23,603	21,361	4,199	—	49,168

Cash and cash equivalents, end of period	$65	$14,314	$12,847	$5,732	—	$32,958

CONDENSED CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Mar. 31, 2012	Dec. 31, 2011	Mar. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Current assets:
Cash and cash equivalents ($2,922 and $4,981 related to VIEs)	$ 12,407	$ 10,177	$ 23,455	$ 13,977	$ 32,958	$ 49,168
Accounts receivable, net ($17,934 and $19,670 related to VIEs)	101,169	87,094		63,571
Prepaid expenses ($414 and $376 related to VIEs)	5,889	5,731		6,969
Inventories ($168 and $17 related to VIEs)	4,927	4,308		2,647
Deferred income taxes	2,969	2,969		2,276
Other ($756 and $851 related to VIEs)	4,457	6,025		2,313
Total current assets	131,818	116,304		91,753
Equity investments in joint ventures	522	692		20,136
Property and equipment, net ($22,910 and $22,069 related to VIEs)	244,292	236,411		229,665
Real estate subject to finance obligation	13,735	13,719		8,100
Goodwill ($18,879 and $13,190 related to VIEs)	569,901	556,547		770,898
Intangible assets, net ($1,363 and $792 related to VIEs)	45,809	42,393		85,236
Other assets ($8,106 and $9,159 related to VIEs)	30,457	32,526		30,542
Total assets	1,036,534	998,592		1,236,330
Current liabilities:
Accounts payable ($2,282 and $3,385 related to VIEs)	39,402	27,748		21,888
Accrued expenses ($2,471 and $3,127 related to VIEs)	53,923	42,596		35,765
Income taxes payable ($31 and $0 related to VIEs)	5,484	5,310		5,994
Current portion of long-term debt	22,777	13,945		8,780
Current portion of finance obligation	184	161		53
Other current liabilities	5,374	6,615		197
Total current liabilities	127,144	96,375		72,677
Long-term debt, less current portion	681,985	665,088		590,051
Finance obligation, less current portion	14,133	14,105		8,515
Other long-term liabilities ($1,874 and $1,542 related to VIEs)	23,142	22,659		15,981
Deferred income taxes	10,259	10,343		33,527
Total liabilities	856,663	808,570		720,751
Noncontrolling interests - redeemable	12,925	12,728		7,371
Commitments and contingencies
Equity:
Common stock, $0.01 par value, 1,025 shares authorized, 1,025 and 1,000 shares issued, and outstanding at December 31, 2011 and 2010, respectively
Additional paid-in capital	648,798	648,703		630,989
Retained deficit	(493,364)	(483,815)		(130,374)
Note receivable from shareholder	(125)	(125)		(175)
Accumulated other comprehensive loss, net of tax	(5,859)	(4,890)		(3,391)
Total Radiation Therapy Services Holdings, Inc. shareholder's equity	149,450	159,873		497,049
Noncontrolling interests - nonredeemable	17,496	17,421		11,159
Total equity	166,946	177,294		508,208	622,007	629,172
Total liabilities and equity	$ 1,036,534	$ 998,592		$ 1,236,330

CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Mar. 31, 2012	Dec. 31, 2011	Mar. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Cash and cash equivalents	$ 12,407	$ 10,177	$ 23,455	$ 13,977	$ 32,958	$ 49,168
Accounts receivable, net	101,169	87,094		63,571
Prepaid expenses	5,889	5,731		6,969
Inventories	4,927	4,308		2,647
Other	4,457	6,025		2,313
Property and equipment, net	244,292	236,411		229,665
Goodwill	569,901	556,547		770,898
Intangible assets, net	45,809	42,393		85,236
Other assets	30,457	32,526		30,542
Accounts payable	39,402	27,748		21,888
Accrued expenses	53,923	42,596		35,765
Income taxes payable	5,484	5,310		5,994
Other long-term liabilities	23,142	22,659		15,981
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01		$ 0.01
Common stock, shares authorized (in shares)	1,025	1,025		1,025
Common stock, shares issued (in shares)	1,025	1,025		1,000
Common stock, shares outstanding (in shares)	1,025	1,025		1,000
Variable Interest Entities (VIEs)
Cash and cash equivalents	4,455	2,922		4,981
Accounts receivable, net	20,195	17,934		19,670
Prepaid expenses	608	414		376
Inventories	334	168		17
Other	901	756		851
Property and equipment, net	22,008	22,910		22,069
Goodwill	18,929	18,879		13,190
Intangible assets, net	1,346	1,363		792
Other assets	8,121	8,106		9,159
Accounts payable	2,365	2,282		3,385
Accrued expenses	2,805	2,471		3,127
Income taxes payable	(25)	31		0
Other long-term liabilities	$ 1,971	$ 1,874		$ 1,542

CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Revenues:
Net patient service revenue	$ 175,548	$ 155,083	$ 638,690	$ 535,913	$ 517,646
Other revenue	1,897	1,454	6,027	8,050	6,838
Total revenues	177,445	156,537	644,717	543,963	524,484
Expenses:
Salaries and benefits	93,843	80,899	326,782	282,302	259,532
Medical supplies	15,460	12,491	51,838	43,027	45,361
Facility rent expenses	9,590	7,823	33,375	27,885	22,106
Other operating expenses	8,701	7,458	33,992	27,103	24,398
General and administrative expenses	19,682	17,836	81,688	65,798	54,537
Depreciation and amortization	15,196	12,455	54,084	46,346	46,416
Provision for doubtful accounts	5,061	3,801	16,117	8,831	12,871
Interest expense, net	17,555	14,493	60,656	58,505	62,502
Gain on fair value adjustment of previously held equity investment		(234)	(234)
Foreign currency transaction loss	49	10	106
Loss on foreign currency derivative contracts	594	116	672
Total expenses	185,731	157,148	1,019,965	670,563	531,197
Loss before income taxes	(8,286)	(611)	(375,248)	(126,600)	(6,713)
Income tax expense	110	2,466	(25,365)	(12,810)	1,002
Net loss	(8,396)	(3,077)	(349,883)	(113,790)	(7,715)
Net income attributable to noncontrolling interests - redeemable and non-redeemable	(1,153)	(1,439)	(3,558)	(1,698)	(1,835)
Net loss attributable to Radiation Therapy Services Holdings, Inc. shareholder	(9,549)	(4,516)	(353,441)	(115,488)	(9,550)
Other comprehensive income (loss):
Unrealized gain on interest rate swap agreement, net of tax	(333)	1,296	2,428	1,679	1,938
Unrealized loss on foreign currency translation	(528)	(155)	(4,909)
Unrealized comprehensive (loss) income:	(861)	1,141	(2,481)	1,478	1,801
Comprehensive loss	(9,257)	(1,936)	(352,364)	(112,312)	(5,914)
Comprehensive income attributable to noncontrolling interests-redeemable and non-redeemable:	(1,177)	(1,411)	(2,914)	(1,698)	(1,835)
Comprehensive loss attributable to Radiation Therapy Services Holdings, Inc. shareholder	$ (10,434)	$ (3,347)	$ (355,278)	$ (114,010)	$ (7,749)

CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	3 Months Ended
	Mar. 31, 2012	Mar. 31, 2011
Cash flows from operating activities
Net loss	$ (8,396)	$ (3,077)
Adjustments to reconcile net loss to net cash provided by operating activities:
Depreciation	12,450	10,829
Amortization	2,746	1,626
Deferred rent expense	316	289
Deferred income taxes	(106)	1,968
Stock-based compensation	95	680
Provision for doubtful accounts	5,061	3,801
Loss (gain) on the sale of property and equipment	90	(8)
Amortization of termination of interest rate swap	(84)
Gain on fair value adjustment of previously held equity investment		(234)
Loss on foreign currency transactions	9	49
Loss on foreign currency derivative contracts	594	116
Amortization of debt discount	218	192
Amortization of loan costs	1,334	1,014
Equity interest in net loss of joint ventures	381	250
Distribution received from unconsolidated joint ventures	9
Changes in operating assets and liabilities:
Accounts receivable and other receivables	(18,772)	(15,597)
Income taxes payable	200	(337)
Inventories and other current assets	(392)	(677)
Prepaid expenses	195	765
Accounts payable	11,316	2,844
Accrued deferred compensation	199
Accrued expenses / other long-term liabilities	11,374	13,887
Net cash provided by operating activities	18,837	18,380
Cash flows from investing activities
Purchases of property and equipment	(6,902)	(11,413)
Acquisition of medical practices	(23,103)	(42,104)
Proceeds from the sale of property and equipment	26	5
(Loans to) repayments from employees	(136)	135
Contribution of capital to joint venture entities	(225)
Distributions received from joint venture entities		300
Proceeds from the sale of equity interest in a joint venture		312
Payment of foreign currency derivative contracts	(292)	(552)
Premiums on life insurance policies	(155)
Change in other assets and other liabilities	155	(60)
Net cash used in investing activities	(30,632)	(53,377)
Cash flows from financing activities
Proceeds from issuance of debt (net of original issue discount of $625, $1,950 and $0 respectively)	560	49,401
Net proceeds from revolving credit facility	20,000
Principal repayments of debt	(5,599)	(2,456)
Repayments of finance obligation	(26)	(13)
Proceeds from equity contribution		3
Cash distributions to noncontrolling interest holders - redeemable and non-redeemable	(905)	(923)
Payments of loan costs		(1,534)
Net cash provided by (used in) financing activities	14,030	44,478
Effect of exchange rate changes on cash and cash equivalents	(5)	(3)
Net decrease in cash and cash equivalents	2,230	9,478
Cash and cash equivalents, beginning of period	10,177	13,977
Cash and cash equivalents, end of period	12,407	23,455
Supplemental disclosure of non-cash transactions
Recorded finance obligation related to real estate projects	77	1,575
Recorded capital lease obligations related to the purchase of equipment	696
Recorded issuance of Parent equity units related to the acquisition of medical practices		16,282
Recorded issuance of senior subordinated notes related to the acquisition of medical practices		16,250
Recorded earn-out accrual related to the acquisition of medical practices		2,280
Recorded property and equipment related to the North Broward Hospital District license agreement	4,260
Recorded capital lease obligations related to the acquisition of medical practices	$ 5,726

CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2012	Dec. 31, 2011	Mar. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
CONSOLIDATED STATEMENTS OF CASH FLOWS
Issuance of debt, original issue discount	$ 0	$ 625	$ 625	$ 1,950	$ 0

Organization	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Organization and Basis of Presentation
Organization

1.  Organization

Radiation Therapy Services Holdings, Inc. (“Parent”), through its wholly-owned subsidiaries (the “Subsidiaries” and, collectively with the Subsidiaries, the “Company”) develops and operates radiation therapy centers that provide radiation treatment to cancer patients in Alabama, Arizona, California, Florida, Kentucky, Maryland, Massachusetts, Michigan, Nevada, New Jersey, New York, North Carolina, Rhode Island, South Carolina and West Virginia.  The Company also develops and operates radiation therapy centers in Latin America, Central America and the Caribbean. The international centers are located in Argentina, Mexico, Costa Rica, Dominican Republic, Guatemala, and El Salvador. The Company also has affiliations with physicians specializing in other areas including urology and medical, gynecological, and surgical oncology in a number of markets to strengthen the Company’s clinical working relationships and to evolve from a freestanding radiation oncology centric model to an Integrated Cancer Care (“ICC”) model.

(1) Organization and Basis of Presentation

Organization

        Radiation Therapy Services Holdings, Inc. ("Parent"), through its wholly-owned subsidiaries (the "Subsidiaries" and, collectively with the Subsidiaries, the "Company") develops and operates radiation therapy centers that provide radiation treatment to cancer patients in Alabama, Arizona, California, Delaware, Florida, Kentucky, Maryland, Massachusetts, Michigan, Nevada, New Jersey, New York, North Carolina, Rhode Island, South Carolina and West Virginia. The Company also develops and operates radiation therapy centers in South America, Central America and the Caribbean. The international centers are located in Argentina, Mexico, Costa Rica, Dominican Republic, Guatemala and El Salvador. The Company also has affiliations with physicians specializing in other areas including urology and medical, gynecological, and surgical oncology in a number of markets to strengthen the Company's clinical working relationships.

Basis of presentation	3 Months Ended
Mar. 31, 2012
Basis of presentation
Basis of presentation

2.  Basis of presentation

The accompanying unaudited interim condensed consolidated financial statements have been prepared in accordance with generally accepted accounting principles for interim financial information and with the instructions to Form 10-Q and Article 10 of Regulation S-X. Accordingly, they do not include all of the information and footnotes required by generally accepted accounting principles for annual financial statements.  All adjustments necessary for a fair presentation have been included. All such adjustments are considered to be of a normal and recurring nature. Interim results for the three months ended March 31, 2012 are not necessarily indicative of the results that may be expected for the full year ending December 31, 2012.

The Company’s results of operations historically have fluctuated on a quarterly basis and can be expected to continue to fluctuate. Many of the patients of the Company’s Florida treatment centers are part-time residents during the winter months. Hence, these treatment centers have historically experienced higher utilization rates during the winter months than during the remainder of the year. In addition, volume is typically lower in the summer months due to traditional vacation periods.

The accompanying interim condensed consolidated financial statements include the accounts of the Company and all subsidiaries and entities controlled by the Company through the Company’s direct or indirect ownership of a majority interest and/or exclusive rights granted to the Company as the management company of such entities or by contract. All significant intercompany accounts and transactions have been eliminated.

The Company has evaluated certain radiation oncology practices in order to determine if they are variable interest entities (“VIEs”). This evaluation resulted in the Company determining that certain of its radiation oncology practices were potential VIEs. For each of these practices, the Company has evaluated (1) the sufficiency of the fair value of the entity’s equity investments at risk to absorb losses, (2) that, as a group, the holders of the equity investments at risk have (a) the direct or indirect ability through voting rights to make decisions about the entity’s significant activities, (b) the obligation to absorb the expected losses of the entity and that their obligations are not protected directly or indirectly, and (c) the right to receive the expected residual return of the entity, and (3) substantially all of the entity’s activities do not involve or are not conducted on behalf of an investor that has disproportionately fewer voting rights in terms of its obligation to absorb the expected losses or its right to receive expected residual returns of the entity, or both. The Accounting Standards Codification (ASC), 810, Consolidation (ASC 810), requires a company to consolidate VIEs if the company is the primary beneficiary of the activities of those entities. Certain of the Company’s radiation oncology practices are VIEs and the Company has a variable interest in each of these practices through its administrative services agreements. Other of the Company’s radiation oncology practices (primarily consisting of partnerships) are VIEs and the Company has a variable interest in each of these practices because the total equity investment at risk is not sufficient to permit the legal entity to finance its activities without the additional subordinated financial support provided by its members.

In accordance with ASC 810, the Company consolidates certain radiation oncology practices where the Company provides administrative services pursuant to long-term management agreements. The noncontrolling interests in these entities represent the interests of the physician owners of the oncology practices in the equity and results of operations of these consolidated entities. The Company, through its variable interests in these practices, has the power to direct the activities of these practices that most significantly impact the entity’s economic performance and the Company would absorb a majority of the expected losses of these practices should they occur. Based on these determinations, the Company has consolidated these radiation oncology practices in its consolidated financial statements for all periods presented.

The Company could be obligated, under the terms of the operating agreements governing certain of its joint ventures, upon the occurrence of various fundamental regulatory changes and or upon the occurrence of certain events outside of the Company’s control to purchase some or all of the noncontrolling interests related to the Company’s consolidated subsidiaries. These repurchase requirements would be triggered by, among other things, regulatory changes prohibiting the existing ownership structure. While the Company is not aware of events that would make the occurrence of such a change probable, regulatory changes are outside the control of the Company. Accordingly, the noncontrolling interests subject to these repurchase provisions have been classified outside of equity on the Company’s condensed consolidated balance sheets.

As of March 31, 2012, the Company was the primary beneficiary of, and therefore consolidated, 24 VIEs, which operate 42 centers. Any significant amounts of assets and liabilities related to the consolidated VIEs are identified parenthetically on the accompanying condensed consolidated balance sheets. The assets are owned by, and the liabilities are obligations of the VIEs, not the Company. Only the VIE’s assets can be used to settle the liabilities of the VIE. The assets are used pursuant to operating agreements established by each VIE. The VIEs are not guarantors of the Company’s debts. In the states of California, Massachusetts, Michigan, Nevada, New York and North Carolina, the Company’s treatment centers are operated as physician office practices. The Company typically provides technical services to these treatment centers in addition to administrative services. For the three months ended March 31, 2012 and 2011 approximately 18.3% of the Company’s net patient service revenue was generated by professional corporations for which it has administrative services agreements.

As of March 31, 2012, the Company also held equity interests in seven VIEs for which the Company is not the primary beneficiary. Those VIEs consist of partnerships that primarily provide radiation oncology services.  The Company is not the primary beneficiary of these VIEs as it does not retain the power and rights in the operations of the entities. The Company’s investments in the unconsolidated VIEs are approximately $0.5 million and $0.7 million at March 31, 2012 and December 31, 2011, respectively, with ownership interests ranging between 28.5% and 50.0% general partner or equivalent interest. Accordingly, substantially all of these equity investment balances are attributed to the Company’s noncontrolling interests in the unconsolidated partnerships. The Company’s maximum risk of loss related to the investments in these VIEs is limited to the equity interest.

These unaudited interim condensed consolidated financial statements should be read in conjunction with the consolidated audited financial statements and the notes thereto included in the Company’s Form 10-K for the year ended December 31, 2011.

The cost of revenues for the three months ended March 31, 2012 and 2011 are approximately $120.4 million and $102.1 million, respectively.

New Pronouncements

In May 2011, the FASB issued ASU 2011-04, Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards, (ASU 2011-04), which amends the FASB Accounting Standards Codification to provide a consistent definition of fair value and ensure that the fair value measurement and disclosure requirements are similar between U.S. GAAP and International Financial Reporting Standards. ASU 2011-04 changes certain fair value measurement principles and enhances the disclosure requirements particularly for level 3 fair value measurements. ASU 2011-04 is applied prospectively. The amendments are effective for fiscal years, and interim period within those years, beginning after December 15, 2011. The Company adopted ASU 2011-04 on January 1, 2012 had no impact on the Company’s condensed consolidated financial position, results of operations or cash flows.

In June 2011, the FASB issued ASU 2011-05, Comprehensive Income (Topic 220): Presentation of Comprehensive Income, (ASU 2011-05). ASU 2011-05 amends the FASB Accounting Standards Codification to allow an entity the option to present the total of comprehensive income, the components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. In both choices, an entity is required to present each component of net income along with the total net income, each component of other comprehensive income along with a total for other comprehensive income, and a total amount for comprehensive income. ASU 2011-05 eliminates the option to present the components of other comprehensive income as part of the statement of changes in stockholders’ equity. The amendments to the Codification in the ASU do not change the items that must be reported in other comprehensive income or when an item of other comprehensive income must be reclassified to net income. In December 2011, the FASB issued ASU 2011-12, Comprehensive Income (Topic 220): Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in Accounting Standards Update No. 2011-05, (ASU 2011-12). ASU 2011-12 updates ASU 2011-05 by deferring requirements to present items that are reclassified from accumulated other comprehensive income to net income separately with their respective components of net income and other comprehensive income. ASU 2011-05 and ASU 2011-12 should be applied retrospectively. The amendments pursuant to both ASU 2011-05 and 2011-12 are effective for fiscal years, and interim period within those years, beginning after December 15, 2011. The Company adopted ASU 2011-05 and ASU 2011-12 in its 2011 consolidated financial statements.

In July 2011, the FASB issued ASU 2011-07, Health Care Entities (Topic 954): Presentation and Disclosure of Patient Service Revenue, Provision for Bad Debts, and the Allowance for Doubtful Accounts for Certain Health Care Entities, (ASU 2011-07). ASU 2011-07 amends the FASB Accounting Standards Codification to require health care entities that recognize significant amounts of patient service revenue at the time services are rendered even though they do not assess the patient’s ability to pay to present the provision for bad debts related to patient service revenue as a deduction from patient service revenue (net of contractual allowances and discounts) on their statement of operations. Additionally, those health care entities are required to provide enhanced disclosure about their policies for recognizing revenue and assessing bad debts. The amendments also require disclosures of patient service revenue (net of contractual allowances and discounts) as well as qualitative and quantitative information about changes in the allowance for doubtful accounts. ASU 2011-07 is applied retrospectively and disclosures relating to ASU 2011-07 are applied prospectively. The amendments are effective for fiscal years, and interim period within those years, beginning after December 15, 2011. The Company has evaluated ASU 2011-07 and determined that the requirements of this ASU are not applicable to the Company as the ultimate collection of patient service revenue is generally determinable at the time of service, and therefore, the ASU had no impact on the Company’s condensed consolidated financial position, results of operations or cash flows.

Stock-based compensation	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Stock Option Plan and Restricted Stock Grants
Stock-based compensation

3.  Stock-based compensation

Radiation Therapy Investments, LLC (“RT Investments”) adopted an equity-based incentive plan in February 2008, and authorized for issuance under the plan approximately 1,494,111 units of limited liability company interests consisting of 526,262 Class B Units and 967,849 Class C Units. The units are limited liability company interests and are available for issuance to the Company’s employees. As of March 31, 2012, there were 13,815 Class B Units and 51,040 Class C Units available for future issuance under the plan.

The Class B Units vest over approximately 48 months. Assuming continued employment of the employee with the Company, 25% vest on the first anniversary of the grant date, and the remaining 75% vest in three equal installments on the second, third, and fourth anniversaries from the grant date. The Class C Units vest annually for 34 months based on certain performance conditions and/or market conditions being met or achieved and, in all cases, assuming continued employment.  For the Class C Units, the investment return conditions relate to Vestar Capital Partners V, L.P., majority owner of RT Investments (“Vestar”) receiving a specified multiple on their investment upon a liquidity event. The performance condition relates to the Company achieving certain operating targets, and the market condition relates to holders of Preferred Units and Class A Units receiving a specified multiple on their investment upon a liquidation event. If an employee holder’s employment is terminated, RT Investments may repurchase the holder’s vested Class B Units and Class C Units.  If the termination occurs within 12 months after the relevant measurement date, all of the Class B and Class C Units will be repurchased at the initial purchase price, or cost.  If the termination occurs during the following three-year period, the Class B and Class C units may be purchased at fair market value depending on the circumstances of the holder’s departure and the date of termination.

For purposes of determining the compensation expense associated with these grants, management valued the business enterprise using a variety of widely accepted valuation techniques, which considered a number of factors such as the financial performance of the Company, the values of comparable companies and the lack of marketability of the Company’s equity. The Company then used the option pricing method to determine the fair value of these units at the time of grant using the following assumptions: a term of five years, which is based on the expected term in which the units will be realized; a risk-free interest rate of 1.96% and 0.53% for grants issued in 2010 and 2011, respectively, which is the five-year U.S. federal treasury bond rate consistent with the term assumption; and expected volatility of 50% and 55% for grants issued in 2010 and 2011, respectively, which is based on the historical data of equity instruments of comparable companies.

The estimated fair value of the units, less an assumed forfeiture rate of 2.7%, is recognized in expense in the Company’s consolidated financial statements on a straight-line basis over the requisite service periods of the awards for Class B Units. For Class B Units, the requisite service period is approximately 48 months, and for Class C Units, the requisite service period is 34 months only if probable of being met. The assumed forfeiture rate is based on an average historical forfeiture rate.

The Company recorded approximately $95,000 and $680,000 of stock-based compensation for the three months ended March 31, 2012 and 2011, respectively, which is included in salaries and benefits in the condensed consolidated statements of comprehensive loss. The summary of activity under the plan is presented below:

	Class B Units Outstanding	Weighted-Average Grant Date Fair Value	Class C Units Outstanding	Weighted-Average Grant Date Fair Value
Nonvested balance at end of period December 31, 2011	149,194	$7.55	824,898	$6.78
Units granted	—	—	—	—
Units forfeited	—	—	—	—
Units vested	(114,813)	8.14	—	—
Nonvested balance at end of period March 31, 2012	34,381	$5.57	824,898	$6.78

As of March 31, 2012 there were 478,067 Class B units and 91,911 Class C units vested and outstanding.

As of March, 2012, there was approximately $0.2 million and $5.2 million of total unrecognized compensation expense related to the Class B Units and Class C Units, respectively. These costs are expected to be recognized over a weighted-average period of 2.8 years for Class B Units. The Class C units will be recognized if Vestar receives a specific return on their investment in the Company upon a liquidation event during the contractual life of the Class C Units.

(16) Stock Option Plan and Restricted Stock Grants

        Radiation Therapy Investments, LLC ("RT Investments") adopted an equity-based incentive plan in February 2008, and authorized for issuance under the plan approximately 1,494,111 units of limited liability company interests consisting of 526,262 Class B Units and 967,849 Class C Units. The units are limited liability company interests and are available for issuance to the Company's employees. As of December 31, 2011, there were 13,815 Class B Units and 51,040 Class C Units available for future issuance under the plan.

        The Class B Units vest over approximately 48 months. Assuming continued employment of the employee with the Company, 25% vest on the first anniversary of the grant date, and the remaining 75% vest in three equal installments on the second, third, and fourth anniversaries from the grant date. The Class C Units vest annually for 34 months based on certain performance conditions and/or market conditions being met or achieved and, in all cases, assuming continued employment. For the Class C Units, the investment return conditions relate to Vestar Capital Partners V, L.P., majority owner of RT Investments ("Vestar") receiving a specified multiple on their investment upon a liquidity event. The performance condition relates to the Company achieving certain operating targets, and the market condition relates to holders of Preferred Units and Class A Units receiving a specified multiple on their investment upon a liquidation event. If an employee holder's employment is terminated, RT Investments may repurchase the holder's vested Class B Units and Class C Units. If the termination occurs within 12 months after the relevant measurement date, all of the Class B and Class C Units will be repurchased at the initial purchase price, or cost. If the termination occurs during the following three-year period, the Class B and Class C units may be purchased at fair market value depending on the circumstances of the holder's departure and the date of termination.

        For purposes of determining the compensation expense associated with these grants, management valued the business enterprise using a variety of widely accepted valuation techniques, which considered a number of factors such as the financial performance of the Company, the values of comparable companies and the lack of marketability of the Company's equity. The Company then used the option pricing method to determine the fair value of these units at the time of grant using the following assumptions: a term of five years, which is based on the expected term in which the units will be realized; a risk-free interest rate of 1.96% and 0.53% for grants issued in 2010 and 2011, respectively, which is the five-year U.S. federal treasury bond rate consistent with the term assumption; and expected volatility of 50% and 55% for grants issued in 2010 and 2011, respectively, which is based on the historical data of equity instruments of comparable companies.

        The estimated fair value of the units, less an assumed forfeiture rate of 2.7%, is recognized in expense in the Company's consolidated financial statements on a straight-line basis over the requisite service periods of the awards for Class B Units. For Class B Units, the requisite service period is approximately 48 months, and for Class C Units, the requisite service period is 34 months only if probable of being met. The assumed forfeiture rate is based on an average historical forfeiture rate.

        The Company recorded $1.5 million, $1.0 million, and $1.0 million of stock-based compensation expense for the years ended December 31, 2011, 2010 and 2009, respectively, which is included in salaries and benefits in the consolidated statements of operations. The summary of activity under the plan is presented below:

	Class B Units Outstanding	Weighted- Average Grant Date Fair Value	Class C Units Outstanding	Weighted- Average Grant Date Fair Value
Nonvested balance at end of period January 1, 2009	509,422	$8.14	822,806	$7.06
Units forfeited	(9,473)	8.14	(29,035)	7.06
Vested	(127,356)	8.14	—	—

Nonvested balance at end of period December 31, 2009	372,593	$8.14	793,771	$7.06

Units granted	16,665	10.08	43,099	8.75
Vested	(124,198)	8.14	—	—

Nonvested balance at end of period December 31, 2010	265,060	$8.26	836,870	$7.15

Units granted	41,662	5.49	107,748	4.88
Units forfeited	(20,831)	9.30	(119,720)	7.67
Vested	(136,697)	8.04	—	—

Nonvested balance at end of period December 31, 2011	149,194	$7.55	824,898	$6.78

        As of December 31, 2011 there were 363,254 B units and 91,911 C units vested and outstanding.

        As of December 31, 2011, there was approximately $0.3 million and $5.2 million of total unrecognized compensation expense related to the Class B Units and Class C Units, respectively. These costs are expected to be recognized over a weighted-average period of 0.8 years for Class B Units. The Class C units will be recognized if Vestar receives a specific return on their investment in the Company upon a liquidation event during the contractual life of the Class C Units.

Comprehensive loss	3 Months Ended
Mar. 31, 2012
Comprehensive loss
Comprehensive loss

4.  Comprehensive loss

Comprehensive loss consists of two components, net loss and other comprehensive income (loss). Other comprehensive income (loss) refers to revenue, expenses, gains, and losses that under accounting principles generally accepted in the United States are recorded as an element of equity but are excluded from net loss. The Company’s other comprehensive income (loss) is composed of unrealized gains and losses on interest rate swap agreements accounted for as cash flow hedges and the Company’s foreign currency translation of its operations in Latin America, Central America and the Caribbean. The impact of the unrealized net loss decreased total equity on a consolidated basis by approximately $0.9 million for the three months ended March 31, 2012 and the impact of unrealized net gain increased total equity on a consolidated basis by approximately $1.1 million for the three months ended March 31, 2011.

Accumulated Other Comprehensive Loss.  The components of accumulated other comprehensive income (loss) were as follows (in thousands):

	Radiation Therapy Services Holdings, Inc. Shareholder				Noncontrolling Interests
(in thousands):	Foreign Currency Translation Adjustments	Derivative Losses on Interest Rate Swap Agreements	Other	Total	Foreign Currency Translation Adjustments	Other Comprehensive Income (Loss)
As of December 31, 2011	$(4,265)	$(625)	$—	$(4,890)	$(644)
Other Comprehensive (loss) income	(552)	(333)	—	(885)	24	(861)
Amortization of termination of interest rate swap agreement, net of tax	—	(84)	—	(84)	—	—
As of March 31, 2012	$(4,817)	$(1,042)	$—	$(5,859)	$(620)	$(861)

Reconciliation of total equity	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Reconciliation of total equity
Reconciliation of total equity

5. Reconciliation of total equity

The condensed consolidated financial statements include the accounts of the Company and its majority owned subsidiaries in which it has a controlling financial interest.  Noncontrolling interests-nonredeemable principally represent minority shareholders’ proportionate share of the equity of certain consolidated majority owned entities of the Company. The Company has certain arrangements whereby the noncontrolling interest may be redeemed upon the occurrence of certain events outside of the Company’s control. These noncontrolling interests have been classified outside of permanent equity on the Company’s consolidated balance sheets. The noncontrolling interests are not redeemable at March 31, 2012 and December 31, 2011, and the contingent events upon which the noncontrolling interest may be redeemed are not probable of occurrence at March 31, 2012. Accordingly, the noncontrolling interests are measured at their carrying value at March 31, 2012 and December 31, 2011.

The following table presents changes in total equity for the respective periods (in thousands):

	Radiation Therapy Services Holdings, Inc. Shareholder’s Equity	Noncontrolling interests - nonredeemable	Total Equity	Noncontrolling interests - redeemable
Balance, December 31, 2011	$159,873	$17,421	$177,294	$12,728
Net (loss) income	(9,549)	896	(8,653)	257
Other comprehensive loss from unrealized gain on interest rate swap agreements	(333)	—	(333)	—
Other comprehensive (loss) income from foreign currency translation	(552)	34	(518)	(10)
Amortization of other comprehensive income for termination of interest rate swap agreement, net of tax	(84)	—	(84)	—
Stock-based compensation	95	—	95	—
Cash distributions	—	(855)	(855)	(50)
Balance, March 31, 2012	$149,450	$17,496	$166,946	$12,925

Balance, December 31, 2010	$497,049	$11,159	$508,208	$7,371
Net (loss) income	(4,516)	1,226	(3,290)	213
Other comprehensive income from unrealized gain on interest rate swap agreements	1,297	—	1,297	—
Other comprehensive income from foreign currency translation loss	(128)	(28)	(156)	—
Cash contribution of equity	3	—	3	—
Equity issuance related to MDLLC acquisition	16,282	—	16,282	—
Fair value of noncontrolling interest acquired in connection with MDLLC acquisition	—	7,750	7,750	—
Reversal of other comprehensive income of previously held equity investment	338	—	338	—
Stock-based compensation	680	—	680	—
Cash distributions	—	(661)	(661)	(262)
Balance, March 31, 2011	$511,005	$19,446	$530,451	$7,322

Redeemable equity securities with redemption features that are not solely within the Company’s control are classified outside of permanent equity. Those securities are initially recorded at their estimated fair value on the date of issuance. Securities that are currently redeemable or redeemable after the passage of time are adjusted to their redemption value as changes occur. In the unlikely event that a redeemable equity security will require redemption, any subsequent adjustments to the initially recorded amount will be recognized in the period that a redemption becomes probable.

(11) Reconciliation of total equity

        The consolidated financial statements include the accounts of the Company and its majority owned subsidiaries. Noncontrolling interests-nonredeemable principally represent minority shareholders' proportionate share of the equity of certain consolidated majority owned entities of the Company. The Company has certain arrangements whereby the noncontrolling interest may be redeemed upon the occurrence of certain events outside of the Company's control. These noncontrolling interests have been classified outside of permanent equity on the Company's consolidated balance sheets. The noncontrolling interests are not redeemable at December 31, 2011 and 2010, and the contingent events upon which the noncontrolling interest may be redeemed is not probable of occurrence at December 31, 2011. Accordingly, the noncontrolling interests are measured at their carrying value at December 31, 2011 and 2010.

        The following table presents changes in total equity for the respective periods:

(in thousands):	Radiation Therapy Services Holdings, Inc. Shareholder's Equity	Noncontrolling interests— nonredeemable	Total Equity	Noncontrolling interests— redeemable
Balance, January 1, 2009	$616,964	$12,208	$629,172	$6,882

Net (loss) income	(9,550)	689	(8,861)	1,146
Other comprehensive income from unrealized gain on interest rate swap agreement	1,938	—	1,938	—
Other comprehensive income from share of equity investee	(137)	—	(137)	—
Stock-based compensation	962	—	962	—
Sale of interest in a subsidiary	96	154	250	—
Payment of note receivable from shareholder	25	—	25	—
Equity contribution in joint venture	—	800	800	—
Cash distributions	—	(2,142)	(2,142)	(734)

Balance, December 31, 2009	$610,298	$11,709	$622,007	$7,294

Net (loss) income	(115,488)	691	(114,797)	1,007
Other comprehensive income from unrealized gain on interest rate swap agreement	1,679	—	1,679	—
Other comprehensive income from share of equity investee	(201)	—	(201)	—
Issuance of limited liability company interests	156	—	156	—
Deconsolidation of noncontrolling interest	—	(78)	(78)	—
Purchase of noncontrolling interest in a joint venture	(475)	475	—	—
Stock-based compensation	1,030	—	1,030	—
Payment of note receivable from shareholder	50	—	50	—
Equity contribution in joint venture	—	608	608	—
Cash distributions	—	(2,246)	(2,246)	(930)

Balance, December 31, 2010	$497,049	$11,159	$508,208	$7,371

Net (loss) income	(353,441)	2,767	(350,674)	791
Other comprehensive income from unrealized gain on interest rate swap agreements	2,428	—	2,428	—
Other comprehensive income from foreign currency translation loss	(4,265)	(617)	(4,882)	(27)
Cash contribution of equity	3	—	3	—
Deconsolidation of noncontrolling interest	—	49	49	—
Equity issuance related to MDLLC acquisition	16,250	—	16,250	—
Fair value of noncontrolling interest acquired in connection with the acquisition of medical practices	—	—	—	1,364
Fair value of noncontrolling interest acquired in connection with MDLLC acquisition	—	7,750	7,750	—
Reversal of other comprehensive income of previously held equity investment	338	—	338	—
Stock-based compensation	1,461	—	1,461	—
Payment of note receivable from shareholder	50	—	50	—
Issuance of noncontrolling interest redeemable	—	—	—	71
Equity contribution in joint venture	—	—	—	4,120
Cash distributions	—	(3,687)	(3,687)	(962)

Balance, December 31, 2011	$159,873	$17,421	$177,294	$12,728

        Redeemable equity securities with redemption features that are not solely within the Company's control are classified outside of permanent equity. Those securities are initially recorded at their estimated fair value on the date of issuance. Securities that are currently redeemable or redeemable after the passage of time are adjusted to their redemption value as changes occur. In the event that a redeemable equity security will require redemption, then subsequent adjustments to the initially recorded amount will be recognized in the period that a redemption becomes probable.

Derivative Agreements	3 Months Ended
Mar. 31, 2012
Derivative Agreements
Derivative Agreements

6. Derivative Agreements

The Company recognizes all derivatives in the condensed consolidated balance sheets at fair value. The accounting for changes in the fair value (i.e., gains or losses) of a derivative instrument depends on whether it has been designated and qualifies as part of a hedging relationship based on its effectiveness in hedging against the exposure. Derivatives that do not meet hedge accounting requirements must be adjusted to fair value through operating results. If the derivative meets hedge accounting requirements, depending on the nature of the hedge, changes in the fair value of derivatives are either offset against the change in fair value of assets, liabilities, or firm commitments through operating results or recognized in other comprehensive income (loss) until the hedged item is recognized in operating results. The ineffective portion of a derivative’s change in fair value is immediately recognized in earnings.

Interest rate swap agreements

The Company enters into interest rate swap agreements to reduce the impact of changes in interest rates on its floating rate senior secured credit facility. The interest rate swap agreements are contracts to exchange floating rate interest payments for fixed interest payments over the life of the agreements without the exchange of the underlying notional amounts. The notional amounts of interest rate swap agreements are used to measure interest to be paid or received and do not represent the amount of exposure to credit loss. The differential paid or received on interest rate swap agreements is recognized in interest expense in the condensed consolidated statements of comprehensive loss. The related accrued payable is included in other long term liabilities at March 31, 2012 and December 31, 2011.

On May 27, 2008, the Company entered into an interest rate swap agreement for its $407.0 million of floating rate senior debt governed by the Credit Agreement dated February 21, 2008 (senior secured credit facility). The Company designated this derivative financial instrument as a cash flow hedge (i.e., the interest rate swap agreement hedges the exposure to variability in expected future cash flows that is attributable to interest rate risk). The initial notional amount of the swap agreement was $290.6 million with amounts scaling down during various quarters throughout the term of the interest rate swap agreement to $116.0 million. The effect of this agreement is to fix the interest rate exposure to 3.67% plus a margin on $116.0 million of the Company’s senior secured credit facility. The interest rate swap agreement was scheduled to expire on March 30, 2012. In December 2011, the Company terminated the interest rate swap agreement and paid approximately $1.9 million representing the fair value of the interest rate hedge at time of termination.  No ineffectiveness was recorded as a result of the termination of the interest rate swap agreement.  The amount of accumulated other comprehensive loss related to the terminated interest swap agreement of approximately $84,000, net of tax was amortized through interest expense through the original term of the interest rate swap agreement on March 30, 2012.

In July 2011, the Company entered into two interest rate swap agreements whereby the Company fixed the interest rate on the notional amounts totaling approximately $116.0 million of the Company’s senior secured term credit facility, effective as of March 30, 2012. The rate and maturity of the interest rate swap agreements are 0.923% plus a margin, which is currently 475 basis points, and expires on December 31, 2013. At March 31, 2012, the amount of the floating rate senior debt subject to the interest rate swap was $116.0 million.

The swaps are derivatives and are accounted for under ASC 815, “Derivatives and Hedging” (“ASC 815”). The fair value of the swap agreements, representing the estimated amount that the Company would pay to a third party assuming the Company’s obligations under the interest rate swap agreements terminated at March 31, 2012 and December 31, 2011, was approximately $1.0 million and $0.7 million, respectively, which is included in other long term liabilities in the accompanying condensed consolidated balance sheets. The estimated fair value of our interest rate swap was determined using the income approach that considers various inputs and assumptions, including LIBOR swap rates, cash flow activity, yield curves and other relevant economic measures, all of which are observable market inputs that are classified under Level 2 of the fair value hierarchy. The fair value also incorporates valuation adjustments for credit risk.  No ineffectiveness was recorded at March 31, 2012 and December 31, 2011.

Since the Company has the ability to elect different interest rates on the debt at each reset date, and the senior secured credit facility contains certain prepayment provisions, the hedging relationships do not qualify for use of the shortcut method under ASC 815. Therefore, the effectiveness of the hedge relationship is assessed on a quarterly basis during the life of the hedge through regression analysis. The entire change in fair market value is recorded in equity, net of tax, as other comprehensive income (loss).

Foreign currency derivative contracts

Foreign currency risk is the risk that fluctuations in foreign exchange rates could impact the Company’s results from operations.  The Company is exposed to a significant amount of foreign exchange risk, primarily between the U.S. dollar and the Argentine peso.  This exposure relates to the provision of radiation oncology services to patients at the Company’s Latin American operations and purchases of goods and services in foreign currencies.   On March 18, 2011, the Company entered into foreign exchange option contracts expiring at the end of the four consecutive quarterly periods beginning April 1, 2011 to convert a significant portion of the Company’s forecasted foreign currency denominated net income into U.S. dollars to limit the adverse impact of a potential weakening Argentine peso against the U.S. dollar.  On March 30, 2012 the Company entered into a foreign exchange option contract maturing on March 27, 2013 to replace the contract maturing on March 30, 2012. Because the Company’s Argentine forecasted foreign currency denominated net income is expected to increase commensurate with inflationary expectations, any adverse impact on net income from a weakening Argentine peso against the U.S. dollar is limited to the cost of the option contracts, which was approximately $1.2 million in aggregate at inception of the contracts. Under the Company’s foreign currency management program, the Company expects to monitor foreign exchange rates and periodically enter into forward contracts and other derivative instruments. Currently, the Company is targeting to cover approximately 70% of its forecasted Latin American operating income over the next twelve months through the use of forward contracts and other derivatives with the actual percentage determined by management based on the changing exchange rate environment. The Company does not use derivative financial instruments for speculative purposes.

These programs reduce, but do not entirely eliminate, the impact of currency exchange movements.  The Company’s current practice is to use currency derivatives without hedge accounting designation. The maturity of these instruments generally occurs within twelve months. Gains or losses resulting from the fair valuing of these instruments are reported in (gain) loss on foreign currency derivative contracts on the condensed consolidated statements of comprehensive loss.  For the three months ended March 31, 2012 and 2011 the Company incurred a loss of approximately $594,000 and $116,000, respectively relating to the fair market valuation of its foreign currency derivative program.  The fair value of the foreign currency derivative is recorded in other current assets in the accompanying condensed consolidated balance sheet.  At March 31, 2012 and December 31, 2011, the fair value of the foreign currency derivative was approximately $512,000 and $814,000, respectively.

The following represents the current foreign currency derivative agreements as of March 31, 2012 (in thousands):

Foreign Currency Derivative Agreements (in thousands):	Notional Amount	Maturity Date	Premium Amount	Fair Value
Foreign currency derivative Argentine peso to U.S. dollar	$3,500	June 29, 2012	$193	$58
Foreign currency derivative Argentine peso to U.S. dollar	4,250	September 28, 2012	350	93
Foreign currency derivative Argentine peso to U.S. dollar	3,750	December 28, 2012	390	120
Foreign currency derivative Argentine peso to U.S. dollar	3,750	March 27, 2013	292	241
	$15,250		$1,225	$512

Fair value of financial instruments	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Fair Value of Financial Instruments
Fair value of financial instruments

7.  Fair value of financial instruments

ASC 820 requires disclosure about how fair value is determined for assets and liabilities and establishes a hierarchy for which these assets and liabilities must be grouped, based on significant levels of inputs. The three-tier fair value hierarchy, which prioritizes the inputs used in the valuation methodologies, is as follows:

Level 1 — Quoted prices for identical assets and liabilities in active markets.

Level 2 — Observable inputs other than quoted prices included in Level 1, such as quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets and liabilities in markets that are not active, or other inputs that are observable or can be corroborated by observable market data.

Level 3 — Unobservable inputs for the asset or liability.

In accordance with ASC 820, the fair value of the 9 7/8% Senior Subordinated Notes due 2017 and Term Loan B portion of the senior secured credit facility (“Term Loan B”) was based on prices quoted from third-party financial institutions (Level 2). At March 31, 2012, the fair values are as follows (in thousands):

	Fair Value	Carrying Value
$347.0 million senior secured credit facility — (Term Loan B portion)	$261,380	$264,481

$360.0 million Senior Subordinated Notes due April 15, 2017	$289,800	$358,068

$16.25 million Senior Subordinated Notes due April 15, 2017	$13,081	$16,083

At December 31, 2011, the fair values are as follows (in thousands):

	Fair Value	Carrying Value
$347.0 million senior secured credit facility — (Term Loan B portion)	$261,048	$264,367

$360.0 million Senior Subordinated Notes due April 15, 2017	$273,600	$357,973

$16.25 million Senior Subordinated Notes due April 15, 2017	$12,350	$16,075

As of March 31, 2012 and December 31, 2011, we held certain items that are required to be measured at fair value on a recurring basis including interest rate swap agreements and foreign currency derivative contracts. Cash and cash equivalents are reflected in the financial statements at their carrying value, which approximate their fair value due to their short maturity.  The carrying values of the Company’s long-term debt other than Senior Subordinated Notes and Term Loan B approximates fair value due to the length of time to maturity and/or the existence of interest rates that approximate prevailing market rates.  There have been no transfers between levels of valuation hierarchies for the three months ended March 31, 2012 and 2011.

The following items are measured at fair value on a recurring basis subject to the disclosure requirements of ASC 820, as of March 31, 2012 and December 31, 2011:

		Fair Value Measurements at Reporting Date Using
(in thousands):	March 31, 2012	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Other long-term liabilities
Interest rate swaps	$(1,042)	$—	$(1,042)	$—

Other current assets
Foreign currency derivative contracts	$512	$—	$512	$—

		Fair Value Measurements at Reporting Date Using
(in thousands):	December 31, 2011	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Other long-term liabilities
Interest rate swaps	$(708)	$—	$(708)	$—

Other current assets
Foreign currency derivative contracts	$814	$—	$814	$—

The estimated fair value of the Company’s interest rate swaps were determined using the income approach that considers various inputs and assumptions, including LIBOR swap rates, cash flow activity, yield curves and other relevant economic measures, all of which are observable market inputs that are classified under Level 2 of the fair value hierarchy. The fair value also incorporates valuation adjustments for credit risk.

The estimated fair value of the Company’s foreign currency derivative agreements considered various inputs and assumptions, including the applicable spot rate, forward rates, maturity, implied volatility and other relevant economic measures, all of which are observable market inputs that are classified under Level 2 of the fair value hierarchy.  The valuation technique used is an income approach with the best market estimate of what will be realized on a discounted cash flow basis.

(12) Fair Value of Financial Instruments

        ASC 820 requires disclosure about how fair value is determined for assets and liabilities and establishes a hierarchy for which these assets and liabilities must be grouped, based on significant levels of inputs. The three-tier fair value hierarchy, which prioritizes the inputs used in the valuation methodologies, is as follows:

Level 1	—	Quoted prices for identical assets and liabilities in active markets.
Level 2	—
Observable inputs other than quoted prices included in Level 1, such as quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets and liabilities in markets that are not active, or other inputs that are observable or can be corroborated by observable market data.
Level 3	—	Unobservable inputs for the asset or liability.

        In accordance with ASC 820, the fair value of the 9 7/8% Senior Subordinated Notes due 2017 and Term Loan B portion of the senior secured credit facility ("Term Loan B") was based on prices quoted from third-party financial institutions. At December 31, 2011, the fair values are as follows (in thousands):

	Fair Value	Carrying Value
$347.0 million senior secured credit facility—(Term Loan B portion)	$261,048	$264,367
$360.0 million Senior Subordinated Notes due April 15, 2017	$273,600	$357,973
$16.25 million Senior Subordinated Notes due April 15, 2017	$12,350	$16,075

        At December 31, 2010, the fair values are as follows (in thousands):

	Fair Value	Carrying Value
$347.0 million senior secured credit facility—(Term Loan B portion)	$258,700	$263,910
$310.0 million Senior Subordinated Notes due April 15, 2017	$305,400	$308,235

        As of December 31, 2011 and 2010, we held certain items that are required to be measured at fair value on a recurring basis including interest rate swap agreements and foreign currency derivative contracts. Cash and cash equivalents are reflected in the financial statements at their carrying value, which approximate their fair value due to their short maturity. The carrying values of the Company's long-term debt other than Senior Subordinated Notes and Term Loan B approximates fair value due to the length of time to maturity and/or the existence of interest rates that approximate prevailing market rates.

        The following items are measured at fair value on a recurring basis subject to the disclosure requirements of ASC 820, as of December 31, 2011 and 2010:

		Fair Value Measurements at Reporting Date Using
(in thousands):	December 31, 2011	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Other long-term liabilities
Interest rate swaps	$(708)	$—	$(708)	$—

Other current assets
Foreign currency derivative contracts	$814	$—	$814	$—

		Fair Value Measurements at Reporting Date Using
(in thousands):	December 31, 2010	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Other long-term liabilities
Interest rate swap	$(4,966)	$—	$(4,966)	$—

        The estimated fair value of the Company's interest rate swaps were determined using an approach that considers various inputs and assumptions, including LIBOR swap rates, cash flow activity, yield curves and other relevant economic measures, all of which are observable market inputs that are classified under Level 2 of the fair value hierarchy. The fair value also incorporates valuation adjustments for credit risk.

        The estimated fair value of the Company's foreign currency derivative agreements considered various inputs and assumptions, including the applicable spot rate, forward rates, maturity, implied volatility and other relevant economic measures, all of which are observable market inputs that are classified under Level 2 of the fair value hierarchy. The valuation technique used is an income approach with the best market estimate of what will be realized on a discounted cash flow basis.

Impairment of goodwill and long-lived assets	3 Months Ended
Mar. 31, 2012
Impairment of goodwill and long-lived assets
Impairment of goodwill and long-lived assets

8.  Impairment of goodwill and long-lived assets

As disclosed during the second quarter of 2011, certain of the Company’s regions’ patient volume had stabilized in their respective markets.  Although the Company had a stabilization of patient volume, the Company was reviewing its anticipated growth expectations in certain of the reporting units and was considering whether it was necessary to adjust expectations for the remainder of the year.  During the third quarter of 2011, Company determined that its previously projected cash flows for certain of its reporting units were not likely to be achieved and as a result revised these estimated cash flows and obtained a valuation analysis and appraisal to enable the Company to determine if all or a portion of the recorded goodwill or any portion of other long-lived assets were impaired.  The reporting units affected were affected by the deterioration in the housing market and the continued high unemployment rates, as well as the local economic conditions in the communities the Company serves.

During the third quarter of 2011, the Company completed an interim impairment test for goodwill and indefinite-lived intangible assets as a result of its review of growth expectations and the release of the final rule issued on the physician fee schedule for 2012 and 2013 by the Centers for Medicare and Medicaid Services (“CMS”), the government agency responsible for administering the Medicare program, on November 1, 2011, which included certain rate reductions on Medicare payments to freestanding radiation oncology providers.  In performing this test, the Company assessed the implied fair value of its goodwill and intangible assets. It was determined that the implied fair value of goodwill and/or indefinite-lived intangible assets was less than the carrying amount, and as a result the Company recorded an impairment charge. The implied fair value of goodwill was determined in the same manner as the amount of goodwill recognized in a business combination. The estimated fair value of the reporting unit was allocated to all of the assets and liabilities of the reporting unit (including the unrecognized intangible assets) as if the reporting unit had been acquired in a business combination and the estimated fair value of the reporting unit was the purchase price paid. Based on (i) assessment of current and expected future economic conditions, (ii) trends, strategies and forecasted cash flows at each reporting unit and (iii) assumptions similar to those that market participants would make in valuing the Company’s reporting units, the Company’s management determined that the carrying value of goodwill and trade name in certain U.S. Domestic markets, including North East United States (New York, Rhode Island, Massachusetts and southeast Michigan), California, South West United States (central Arizona and Las Vegas, Nevada), the Florida east coast, Northwest Florida and Southwest Florida regions exceeded their fair value.  Accordingly, the Company recorded noncash impairment charges in the U.S. Domestic reporting segment totaling $234.9 million in the consolidated statement of comprehensive loss during the third quarter of 2011.

Impairment charges relating to goodwill and trade name during the third quarter of 2011 are summarized as follows:

(in thousands):	North East U.S.	California	South West U.S.	Florida East Coast	Northwest Florida	Southwest Florida	Total
Goodwill	$13,412	$10,236	$45,127	$32,963	$40,026	$84,751	$226,515
Trade name	$258	$982	$4,049	$—	$969	$2,152	$8,410

During the fourth quarter of 2011, the Company decided to rebrand its current trade name of 21st Century Oncology. As a result of the rebranding initiative and concurrent with the Company’s annual impairment test for goodwill and indefinite-lived intangible assets, the Company incurred an impairment loss of approximately $121.6 million. Approximately $49.8 million of the $121.6 million related to the trade name impairment as a result of the rebranding initiative.  The remaining $71.8 million of impairment was related to goodwill in certain of the Company’s reporting units, including North East United States, (New York, Rhode Island, Massachusetts and southeast Michigan), and California, Southwest U.S. (Arizona and Nevada). The remaining domestic U.S. trade name of approximately $4.6 million will be amortized over its remaining useful life through December 31, 2012.  The Company incurred approximately $0.9 million in amortization expense during the fourth quarter.

Impairment charges relating to goodwill and trade name during the fourth quarter of 2011 are summarized as follows:

(in thousands):	North East U.S.	Mid East U.S.	Central South East U.S.	California	South West U.S.	Florida East Coast	Northwest Florida	Southwest Florida	Total
Goodwill	$37,940	$—	$—	$14,664	$19,144	$—	$—	$—	$71,748
Trade name	$5,245	$8,810	$6,755	$2,560	$3,706	$4,440	$5,728	$12,590	$49,834

The estimated fair value measurements were developed using significant unobservable inputs (Level 3).  For goodwill, the primary valuation technique used was an income methodology based on management’s estimates of forecasted cash flows for each reporting unit, with those cash flows discounted to present value using rates commensurate with the risks of those cash flows.  In addition, management used a market-based valuation method involving analysis of market multiples of revenues and earnings before interest, taxes, depreciation and amortization (“EBITDA”) for (i) a group of comparable public companies and (ii) recent transactions, if any, involving comparable companies.  For trade name intangible assets, management used the income-based relief-from-royalty valuation method in which fair value is the discounted value of forecasted royalty revenues arising from a trade name using a royalty rate that an independent party would pay for use of that trade name.  Assumptions used by management were similar to those that management believes would be used by market participants performing valuations of these regional divisions.   Management’s assumptions were based on analysis of current and expected future economic conditions and the strategic plan for each reporting unit.

In addition to the goodwill and trade name impairment losses noted above, an impairment loss of approximately $2.7 million, reported in impairment loss on the consolidated statements of comprehensive loss, was recognized during the third quarter of 2011 related to the Company’s write-off of its 45% investment interest in a radio-surgery center in Rhode Island in the North East U.S. region due to continued operating losses since its inception in 2008.  The estimated fair value measurements were developed using significant unobservable inputs (Level 3), including continued operating losses, declining operating cash flow and the limited use of the CyberKnife technology in treating cancer patients.  In addition, during the fourth quarter of 2011, an impairment loss of approximately $0.8 million, reported in impairment loss on the consolidated statements of comprehensive loss, was recognized related to the impairment of certain leasehold improvements of a planned radiation treatment facility office closing in Baltimore, Maryland in the Central South East U.S. region and $0.7 million impairment on certain deposits on equipment.

The Company implemented the qualitative screen test approach in assessing goodwill impairment for its international region. The qualitative analysis was limited to the international region due to its recent expansion into a new divisional region as a result of the Company’s acquisition of MDLLC on March 1, 2011.  Factors that contributed to the qualitative screen test included the macroeconomic conditions in Latin America remained strong in 2011 and its growth exceeding the growth estimates of the U.S. economy.  Other factors included continued migration toward more clinically sophisticated radiation oncology services which have higher reimbursement rates, and the implementation of operational enhancements from equipment upgrades which enable the Company to increase the number of patients treated and improve the clinical quality of the service.  Operational improvements, improvements in treatment mix, as well as new capacity coming on line from the Company’s recent acquisition of five additional radiation treatment centers in Argentina in November 2011 are expected to produce continued growth in the international region.  As the international region’s current and projected results exceed original forecasts, the Company’s view that it is more likely than not that the value of the international reporting unit is equal to or in excess of its carrying amount and therefore a further quantitative step 1 goodwill impairment analysis was not necessary.

Income tax accounting	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Income Taxes
Income tax accounting

9.  Income tax accounting

The Company provides for federal, state and non-US income taxes currently payable, as well as for those deferred due to timing differences between reporting income and expenses for financial statement purposes versus tax purposes. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to temporary differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted income tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect of a change in income tax rates is recognized as income or expense in the period that includes the enactment date.

ASC 740, Income Taxes (ASC 740), clarifies the accounting for uncertainty in income taxes recognized in an entity’s financial statements and prescribes a recognition threshold and measurement attributes for financial statement disclosure of tax positions taken or expected to be taken on a tax return. Under ASC 740, the impact of an uncertain tax position on the income tax return must be recognized at the largest amount that is more-likely-than-not to be sustained upon audit by the relevant taxing authority. An uncertain income tax position will not be recognized if it has less than a 50% likelihood of being sustained. Additionally, ASC 740, provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure, and transition.

The Company is subject to taxation in the U.S., approximately 22 state jurisdictions, the Netherlands and countries throughout Latin America, namely, Argentina, Bolivia, Costa Rica, Dominican Republic, El Salvador, Guatemala and Mexico. However, the principal jurisdictions in which the Company is subject to tax are the U.S., Florida and Argentina.

The Company’s effective rate was (1.3)% in the first quarter of fiscal 2012 and (403.6)% in the first quarter of fiscal 2011. The change in the effective rate for the first quarter of 2012 compared to the same period of the year prior is primarily the result of the reduction of the deferred tax liability on the amount of goodwill and trade name impaired in the third quarter of 2011,the Company’s application of ASC 740-270 to exclude certain jurisdictions (U.S. and certain states) for which the Company is unable to benefit from losses that are not more likely than not to be realized and the impact of the non-US income taxes on the international operations acquired in the first quarter of 2011.  These items also caused the effective tax rate to differ from the U.S. statutory rate of 35%.  The Company’s tax expense in the first quarter of fiscal 2012 is due to non-US tax expense associated with foreign subsidiaries acquired in March 2011 offset by the income tax benefit associated with the termination of the interest rate swap.

The Company’s future effective tax rates could be affected by changes in the relative mix of taxable income and taxable loss jurisdictions, changes in the valuation of deferred tax assets or liabilities, or changes in tax laws or interpretations thereof.  The Company monitors the assumptions used in estimating the annual effective tax rate and makes adjustments, if required, throughout the year.  If actual results differ from the assumptions used in estimating the Company’s annual effective tax rates, future income tax expense (benefit) could be materially affected.

The Company has not provided U.S. federal and state deferred taxes on the cumulative earnings of non-US affiliates and associated companies that have been reinvested indefinitely.  The earnings are being reinvested in active non-US business operations and the Company does not intend to repatriate these earnings to fund U.S. operations.  Because of the availability of U.S, foreign tax credits, it is not practicable to determine the U.S income tax liability that would be payable if such earnings were not reinvested indefinitely.

The Company is routinely under audit by federal, state, or local authorities in the areas of income taxes and other taxes. These audits may include questioning the timing and amount of deductions and compliance with federal, state, and local tax laws. The Company regularly assesses the likelihood of adverse outcomes from these audits to determine the adequacy of the Company’s provision for income taxes.  To the extent the Company prevails in matters for which accruals have been established or is required to pay amounts in excess of such accruals, the effective tax rate could be materially affected.  In accordance with the statute of limitations for federal tax returns, the Company’s federal tax returns for the years 2007 through 2010 are subject to examination. The Company is currently undergoing a Federal income tax audit for tax years 2007 through 2008 and New York State audit for tax years 2006 through 2008. The Company closed the Federal audit for tax years 2005 and 2006, the Alabama audit for tax years 2009 and 2010 and Florida audit for tax years 2007 through 2009.

(8) Income Taxes

        Significant components of the income tax provision are as follows:

	Years Ended December 31,
(in thousands):	2011	2010	2009
Current provision:
Federal	$(1,166)	$2,414	$1,791
State	(347)	4,474	598
Foreign	5,026	—	—
Deferred (benefit) provision:
Federal	(25,726)	(19,845)	(2,876)
State	(3,064)	147	1,489
Foreign	(88)	—	—

Total income tax provision (benefit)	$(25,365)	$(12,810)	$1,002

        A reconciliation of the statutory federal income tax rate to the Company's effective income tax rate on income before income taxes are as follows:

	Years Ended December 31,
	2011	2010	2009
Federal statutory rate	35.0%	35.0%	35.0%
State income taxes, net of federal income tax benefit	1.3	1.4	25.2
Effects of rates different than statutory	0.1	—	—
Nondeductible charge for stock-based compensation	(0.1)	(0.3)	(5.0)
Nondeductible charge for lobbying and political donations	(0.1)	(0.3)	(4.1)
Goodwill impairment	(21.3)	(13.8)	—
Tax rate changes on existing temporary differences	0.1	(0.4)	13.3
Income from noncontrolling interests	0.2	0.6	10.3
Valuation allowance increase	(7.7)	(11.2)	(51.0)
Purchase accounting adjustments	—	—	(16.5)
Federal and state true-ups	—	(1.0)	(17.7)
Uncertain tax positions current year	(0.3)	(1.1)	(1.3)
Prior period adjustments for uncertain tax positions and deferred tax true-ups	0.1	1.6	—
Other permanent items	(0.5)	(0.4)	(3.1)

Total income tax provision	6.8%	10.1%	(14.9)%

        The Company provides for income taxes using the liability method in accordance with ASC 740, Income Taxes. Deferred income taxes arise from the temporary differences in the recognition of income and expenses for tax purposes. Deferred tax assets and liabilities are comprised of the following at December 31, 2011 and 2010:

(in thousands):	December 31, 2011	December 31, 2010
Deferred income tax assets:
Provision for doubtful accounts	$7,438	$4,848
State net operating loss carryforwards	8,096	6,336
Federal net operating loss carryforwards	28,382	22,525
Deferred rent liability	2,588	2,034
Intangible assets—U.S.	15,683	—
Management fee receivable allowance	8,466	9,945
Merger costs and debt financing costs	4,985	2,724
Unrealized loss on swap	1,027	2,058
Other	7,342	7,064

Gross deferred income tax assets	84,007	57,534
Valuation allowance	(45,458)	(17,641)

Net deferred income tax assets	38,549	39,893

Deferred income tax liabilities:
Property and equipment	(37,508)	(36,128)
Intangible assets—U.S.	—	(29,514)
Intangible assets—Foreign	(6,253)	—
Prepaid expense	(885)	(1,217)
Partnership interests	(843)	(2,970)
Other	(434)	(1,315)

Total deferred tax liabilities	(45,923)	(71,144)

Net deferred income tax liabilities	$(7,374)	$(31,251)

        ASC 740, Income Taxes, requires that a valuation allowance be established when it is more likely than not that all or a portion of a deferred tax asset will not be realized. In 2009, the Company determined that a valuation allowance of $3.4 million was appropriate under the provisions of ASC 740. This valuation allowance of $3.4 million was against state deferred tax assets. Primarily because of the taxable loss for the year ended December 31, 2010, the Company determined that the valuation allowance should be $17.6 million, consisting of $12.3 million against federal deferred tax assets and $5.3 million against state deferred tax assets. This represents an increase of $14.2 million in valuation allowance.

        For the year ended December 31, 2011, the Company determined that the valuation allowance was approximately $45.5 million, consisting of $38.3 million against federal deferred tax assets and $7.2 million against state deferred tax assets. The valuation allowance increased approximately $27.9 million from $17.6 million in 2010 to $45.5 million in 2011.

Description:	Beginning Balance	Tax Expense	Other Comprehensive Income	Ending Balance
Fiscal Year 2009	—	(3.4)		(3.4)
Fiscal Year 2010	(3.4)	(14.2)		(17.6)
Fiscal Year 2011	(17.6)	(28.8)	0.9	(45.5)

        During the year ended December 31, 2010, the Company undertook an analysis of its cumulative position with respect to income taxes on the balance sheet and identified certain balance adjustments required to be recorded. Those adjustments resulted in a current year tax benefit in the amount of $2.0 million, which is the difference between the tax benefit resulting from an $8.7 million adjustment to deferred tax assets and the tax expense resulting from an additional 4.0 million to tax contingency.

        The Company has federal net operating loss carryforwards beginning to expire in 2028 available to offset future taxable income of approximately $81.0 million and $64.4 million at December 31, 2011 and 2010, respectively.

        At December 31, 2011 and 2010 the Company has state net operating loss carryforwards, primarily in Florida and Kentucky beginning to expire in years 2013 through 2028, available to offset future taxable income of approximately $201.8 million, and $157.9 million, respectively. Utilization of net operating loss carryforwards in any one year may be limited.

        ASC 740, Income Taxes, clarifies the accounting for uncertainty in income taxes recognized in an entity's financial statements and prescribes a threshold for the recognition and measurement of tax position taken or expected to be taken on a tax return. Under ASC 740, Income Taxes, the impact of an uncertain tax position on the income tax return must be recognized at the largest amount that is more-likely-than-not to be sustained upon audit by the relevant taxing authority. An uncertain income tax position will not be recognized if it has less than a 50% likelihood of being sustained. Additionally, ASC 740, Income Taxes, provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure, and transition.

        Since its adoption for uncertainty in income taxes pursuant to ASC 740, Income Taxes, the Company has recognized interest and penalties accrued related to unrecognized tax exposures in income tax expense. During the year ended December 31, 2011, the Company released approximately $0.9 million in interest and penalties related to unrecognized tax exposures in income tax expense. During the year ended December 31, 2010, the Company accrued approximately $2.1 million in interest and penalties related to unrecognized tax exposures in income tax expense. The Company had accrued $25,000 as of December 31, 2009. The Company did not make any payments of interest and penalties accrued during the years ended December 31, 2011, and 2010.

        A reconciliation of the beginning and ending balances of the total amounts of gross unrecognized tax benefits is a follows (in thousands):

Gross unrecognized tax benefits at January 1, 2009	$260
Increase in tax positions for prior years	59
Increase in tax positions for current year	78

Gross unrecognized tax benefits at December 31, 2009	$397

Gross unrecognized tax benefits at January 1, 2010	$397
Increase in tax positions for prior years	4,864
Increase in tax positions for current year	706

Gross unrecognized tax benefits at December 31, 2010	$5,967

Gross unrecognized tax benefits at January 1, 2011	$5,967
Decrease in tax positions for prior years	(1,971)
Decrease related to settlements with the taxing authorities	(1,988)
Decrease related to the lapse of the statute of limitations	(320)
Increase in tax positions for current year	49

Gross unrecognized tax benefits at December 31, 2011	$1,737

        The total amount of gross unrecognized tax benefits that, if recognized, would affect that effective tax rate was $0.9 million, $1.7 million at December 31, 2011 and 2010, respectively. The Company expects that unrecognized tax benefits in the amount of $0.1 million will reverse within the next 12 months due to resolution of ongoing federal income tax audits. Moreover, the Company expects that unrecognized tax benefits in the amount of $0.8 million will reverse within the next 12 months due to resolution of ongoing state income tax audits.

        The Company is subject to taxation in the U.S., approximately 22 state jurisdictions and countries throughout Latin America, namely, Argentina, Bolivia, Costa Rica, Dominican Republic, El Salvador, Guatemala and Mexico. However, the principal jurisdictions in which the Company is subject to tax are the U.S., Florida and Argentina.

        The Company's future effective tax rates could be affected by changes in the relative mix of taxable income and taxable loss jurisdictions, changes in the valuation of deferred tax assets or liabilities, or changes in tax laws or interpretations thereof. The Company monitors the assumptions used in estimating the annual effective tax rate and makes adjustments, if required, throughout the year. If actual results differ from the assumptions used in estimating the Company's annual effective tax rates, future income tax expense (benefit) could be materially affected.

        The Company has not provided U.S. federal and state deferred taxes on the cumulative earnings of non-US affiliates and associated companies that have been reinvested indefinitely offshore. With respect to the portion of unremitted earnings of certain lower-tier non-US affiliates and associated companies where the Company is not applying the indefinite reinvestment exception, no deferred tax liability has been provided due to dividend exemption rules at the local foreign holding company level and future tax planning strategies at the U.S. level. The aggregate undistributed earnings of the Company's foreign operating subsidiaries for which no deferred tax liability has been recorded is approximately $3.3 million. It is not practicable to determine the U.S income tax liability that would be payable if such earnings were not reinvested indefinitely.

        The Company is routinely under audit by federal, state, or local authorities in the areas of income taxes and other taxes. These audits may include questioning the timing and amount of deductions and compliance with federal, state, and local tax laws. The Company regularly assesses the likelihood of adverse outcomes from these audits to determine the adequacy of the Company's provision for income taxes. To the extent the Company prevails in matters for which accruals have been established or is required to pay amounts in excess of such accruals, the effective tax rate could be materially affected. In accordance with the statute of limitations for federal tax returns, the Company's federal tax returns for the years 2007 through 2010 are subject to examination. The Company is currently undergoing a Federal income tax audit for tax years 2007 through 2008 and New York State audit for tax years 2006 through 2008. Subsequent to the end of the year, the Company closed the Federal audit for tax years 2005 and 2006, the Alabama audit for tax years 2009 and 2010 and Florida audit for tax years 2007 through 2009.

Acquisitions and other arrangements	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Acquisitions
Acquisitions and other arrangements

10.  Acquisitions and other arrangements

In 2010, the Company held a 33% interest in Medical Developers and on March 1, 2011, the Company purchased the remaining 67% interest in Medical Developers, LLC (“MDLLC”) from Bernardo Dosoretz as well as interests in the subsidiaries of MDLLC from Alejandro Dosoretz and Bernardo Dosoretz, resulting in an ownership interest of approximately 91% in the underlying radiation oncology practices located in South America, Central America and the Caribbean. The Company also purchased an additional 61% interest in Clinica de Radioterapia La Asuncion S.A. from Bernardo Dosoretz, resulting in an ownership interest of 80%. The acquisition of the remaining interests expands the Company’s presence into a new regional division. The Company consummated these acquisitions for a combined purchase price of approximately $82.7 million, comprised of $47.5 million in cash, 25 common units of Parent immediately exchanged for 13,660 units of RT Investments’ non-voting preferred equity units and 258,955 units of RT Investments’ class A equity units totaling approximately $16.25 million, and issuance of a 9 7/8% note payable, due 2017 totaling approximately $16.05 million to the seller, an estimated contingent earn out payment totaling $2.3 million, and issuance of real estate located in Costa Rica totaling $0.6 million. The earn out payment is contingent upon certain acquired centers attaining earnings before interest, taxes, depreciation and amortization targets, is due 18 months subsequent to the transaction closing, and is payable through Company financing and issuance of equity units. The Company estimates the potential range of earn out payments to be, on an undiscounted basis, between $0 and $7.35 million, however the earn out payment is uncapped. The Company utilized the income and market approaches as well as the option pricing allocation methodology to value the equity units issued as consideration.

The allocation of the purchase price was as follows (in thousands):

Cash	$47,500
Seller financing note	16,047
Company’s issuance of equity	16,250
Contingent earn-out	2,340
Issuance of real estate	561
Total consideration transferred	82,698
Net identifiable assets acquired	15,527
Goodwill	$67,171

The following table summarizes the allocation of the aggregate purchase price of MDLLC, including assumed liabilities (in thousands):

Fair value of net assets acquired:
Cash and cash equivalents	$5,396
Accounts receivable, net	18,892
Prepaid expenses	268
Deferred tax assets	1,465
Other noncurrent assets	85
Property and equipment	8,479
Intangible assets	23,600
Accounts payable	(3,121)
Accrued expenses	(2,064)
Current portion of long-term debt	(422)
Income taxes payable	(3,048)
Other current liabilities	(580)
Long-term debt, less current portion	(686)
Deferred income taxes	(6,720)
Previously held equity interest	(16,150)
Other long-term liabilities	(2,117)
Noncontrolling interests - nonredeemable	(7,750)
Net identifiable assets acquired	$15,527

The Company recorded the acquisition at its fair value upon gaining a controlling interest in MDLLC at March 1, 2011. The Company’s previously held equity interest in the acquired entities as of the acquisition date totaled approximately $16.15 million. For purposes of valuing the previously held equity interest, the Company used the discounted cash flow method, a derivation of the income approach, which considered a number of factors such as the MDLLC’s performance projections, MDLLC’s cost of capital, and consideration ascribed to applicable discounts for lack of control and marketability. The Company recorded a gain on the previously held equity interest totaling approximately $0.2 million identified as gain on fair value adjustment of previously held equity investment in the accompanying condensed consolidated statements of comprehensive loss.

The Company acquired noncontrolling interests totaling approximately $7.75 million as of the acquisition date. The Company valued the noncontrolling interests using the discounted cash flow method, a derivation of the income approach, which considered a number of factors such as the MDLLC’s performance projections, MDLLC’s cost of capital, and consideration ascribed to applicable discounts for lack of control and marketability.  The Company acquired a number of hospital contract arrangements that have varying expiration dates through February 1, 2020. The weighted-average period prior to the next renewal period is 4.1 years as of December 31, 2011.

Net identifiable assets includes the following intangible assets:

Trade name (indefinite life)	$1,750
Non-compete agreement (5 year life)	2,000
Hospital contract arrangements (18.5 year life)	19,850
$23,600

The Company valued the trade name using the relief from royalty method, a derivation of the income approach that estimates the benefit of owning the trade name rather than paying royalties for the right to use a comparable asset. The Company considered a number of factors to value the trade name, including MDLLC’s performance projections, royalty rates, discount rates, strength of competition, and income tax rates.

The Company valued the non-compete agreement using the discounted cash flow method, a derivation of the income approach that evaluates the difference in the sum of MDLLC’s present value of cash flows of two scenarios: (1) with the non-compete in place and (2) without the non-compete in place. The Company considered various factors in determining the non-compete value including MDLLC’s performance projections, probability of competition, income tax rates, and discount rates.

The Company valued the hospital contract arrangements using the excess earnings method, which is a form of the income approach. This method includes projecting MDLLC’s revenues and expenses attributable to the existing hospital contract arrangements, and then subtracts the required return on MDLLC’s net tangible assets and any intangible assets used in the business in order to determine any residual excess earnings attributable to the hospital contract arrangements. The after tax excess earnings are then discounted to present value using an appropriate risk adjusted rate of return.

The weighted-average amortization period for the acquired amortizable intangible assets as of December 31, 2011 is approximately 18.1 years. Total amortization expense recognized for the acquired amortizable intangible assets totaled approximately $1.2 million for the year ended December 31, 2011.

Estimated future amortization expense for the acquired amortizable intangible assets as of December 31, 2011 is as follows (in thousands):

2012	$1,473
2013	1,473
2014	1,473
2015	1,473
2016	1,140
2017	1,073

The excess of the purchase price over the fair value of the net assets acquired was allocated to goodwill of $67.2 million, representing primarily the value of estimated cost savings and synergies expected from the transaction. The goodwill is not deductible for tax purposes and is included in the Company’s international geographic segment.

Cash at March 31, 2012 and December 31, 2011 held by the Company’s foreign subsidiaries was $4.9 million and $5.2 million, respectively.  The Company considers these cash amounts to be permanently invested in the Company’s foreign subsidiaries and therefore does not anticipate repatriating any excess cash flows to the U.S.  The Company anticipates it can adequately fund its domestic operations from cash flows generated solely from the U.S. business. The Company believes that the magnitude of its growth opportunities outside of the U.S. will cause the Company to continuously reinvest foreign earnings. The Company does not require access to the earnings and cash flow of its international subsidiaries to fund its U.S. operations.

On August 29, 2011, the Company acquired the assets of a radiation treatment center and other physician practices located in Redding, California, for approximately $9.6 million. The acquisition of the Redding facility further expands the Company’s presence into the Northern California market.  The allocation of the purchase price is to tangible assets of $3.3 million, intangible assets including $0.3 million trade name and non-compete agreements of $0.3 million, amortized over 5 years, and goodwill of $5.7 million, which is deductible for tax purposes.

In September 2011, the Company entered into a professional services agreement with a hospital district in Broward County, Florida to provide professional services at two radiation oncology sites within the hospital district.  In March 2012, the Company entered into a license agreement with the North Broward Hospital District to license the space and equipment and assume responsibility for the operation of the two radiation therapy departments at Broward General Medical Center and North Broward Medical Center, as part of the Company’s value added services offering.  The license agreement runs for an initial term of ten years, with three separate five year renewal options.  The Company recorded approximately $4.3 million in capital lease obligations relating the portion of the license agreement for the use of the equipment.

On November 4, 2011, the Company purchased an 80% interest in an operating entity, which operates 1 radiation treatment center in Argentina; an 80% interest in another operating entity, which operates 3 radiation treatment centers in Argentina; and a 96% interest in an operating entity, which operates 1 radiation treatment center in Argentina. The combined purchase price of the ownership interests totals approximately $7.4 million, comprised of $2.1 million in cash, seller financing totaling approximately $4.0 million payable over 24 monthly installments, commencing January 2012, and a purchase option totaling approximately $1.3 million. The acquisition of these operating treatment centers expands the Company’s presence in its international markets. The allocation of the purchase price is to tangible assets of $3.7 million (including cash of $0.6 million), intangible assets including $0.2 million trade name and non-compete agreements of $0.2 million, amortized over 5 years, goodwill of $8.1 million, which is deductible for U.S. tax purposes but non-deductible for foreign tax purposes, liabilities of $3.4 million, and noncontrolling interests redeemable of $1.4 million.

On December 22, 2011, the Company acquired the interest in an operating entity which operates two radiation treatment centers located in North Carolina, for approximately $6.3 million. The acquisition of the two radiation treatment centers further expands the Company’s presence into the eastern North Carolina market.  The allocation of the purchase price is to tangible assets of $0.8 million, goodwill of $6.0 million, which is deductible for tax purposes, other current liabilities of approximately $0.1 million and an earn-out provision of approximately $0.4 million contingent upon maintaining a certain level of patient volume.

During 2011, the Company acquired the assets of several physician practices in Florida and the non-professional practice assets of several North Carolina physician practices for approximately $0.4 million. The physician practices provide synergistic clinical services and an integrated cancer care service to its patients in the respective markets in which the Company provides radiation therapy treatment services.  The allocation of the purchase price is to tangible assets of $0.4 million.

On February 6, 2012, the Company acquired the assets of a radiation oncology practice and a urology group located in Asheville, North Carolina for approximately $0.9 million.  The acquisition of the radiation oncology practice and the urology group, further expands the Company’s presence in the Western North Carolina market and builds on the Company’s integrated cancer care model. The allocation of the purchase price is to tangible assets of $0.8 million, and goodwill of $0.1 million, which is all deductible for tax purposes.

In March 2012, the Company entered into a license agreement with the North Broward Hospital District to license the space and equipment and assume responsibility for the operation of the two radiation therapy departments at Broward General Medical Center and North Broward Medical Center, as part of the Company’s value added services offering.  The license agreement runs for an initial term of ten years, with three separate five year renewal options.  The Company recorded approximately $4.3 million in capital lease obligations relating the portion of the license agreement for the use of the equipment.

On March 30, 2012, the Company acquired the assets of a radiation oncology practice for $26.0 million and two urology groups located in Sarasota/Manatee counties in Southwest Florida for approximately $1.6 million, for a total purchase price of approximately $27.6 million, comprised of $21.9 million in cash and assumed capital lease obligation of approximately $5.7 million.  The acquisition of the radiation oncology practice and the two urology groups, further expands the Company’s presence in the Sarasota/Manatee counties and builds on the Company’s integrated cancer care model. The allocation of the purchase price, which is preliminary pending final valuation of the intangible assets, is to tangible assets of $8.0 million, intangible assets including non-compete agreements of $6.4 million amortized over 5 years, goodwill of $13.2 million, which is all deductible for tax purposes, and assumed capital lease obligations of approximately $5.7 million. The preliminary purchase price allocation is subject to revision as the Company obtains additional information, including the finalization of the non-compete agreements.

Estimated future amortization expense for the acquired preliminary amortizable intangible assets is as follows (in thousands):

2012	$960
2013	1,280
2014	1,280
2015	1,280
2016	1,280
2017	320

During 2012, the Company acquired the assets of several physician practices in Florida for approximately $0.4 million. The physician practices provide synergistic clinical services and an integrated cancer care service to its patients in the respective markets in which the Company provides radiation therapy treatment services.  The allocation of the purchase price is to tangible assets of $0.4 million.

During the three months ended March 31, 2011 the Company recorded $5.2 million of net patient service revenue and reported net income of $0.0 million in connection with the MDLLC and Clinica de Radioterapia Cancer Center, P.A. acquisitions.

The following unaudited pro forma financial information is presented as if the purchase of the additional interests in MDLLC and Clinica de Radioterapia La Asuncion S.A. and the purchase of the Sarasota/Manatee practices had occurred at the beginning of each period presented. The pro forma financial information is not necessarily indicative of what the Company’s results of operations actually would have been had the Company completed the acquisition at the dates indicated. In addition, the unaudited pro forma financial information does not purport to project the future operating results of the combined company:

	Three months ended
	March 31,
(in thousands):	2012	2011

Pro forma total revenues	$183,341	$172,614

Pro forma net loss attributable to Radiation Therapy Services Holdings, Inc. shareholder	(9,045)	(3,152)

The operations of the foregoing acquisitions have been included in the accompanying condensed consolidated statements of comprehensive loss from the respective dates of each acquisition.

(6) Acquisitions

        In January 2009, the Company purchased from family members of a related party (i) a 33% interest in a joint venture that held a majority equity interest in and managed 26 radiation therapy treatment centers in South America, Central America and the Caribbean and (ii) a 19% interest in a joint venture, which operates a treatment center in Guatemala, for approximately $10.4 million, subject to final determination of the purchase price based on a multiple of historical earnings before interest, taxes, and depreciation and amortization. In January 2010, the Company finalized the amount due for its 33% interest in the joint venture and paid an additional $1.9 million. The transaction had been accounted for under the equity method.

        During 2009, the Company acquired the assets of several urology practices in Florida for approximately $0.2 million. The urology practices provide synergistic clinical services to our patients. The allocation of the purchase price is to tangible assets of $0.2 million.

        In March 2010, the Company contributed approximately $3.0 million in tangible assets for a 77.3% interest in a joint venture with a group of physicians to open a radiation treatment center in El Segundo, California. The radiation treatment center expands the Company's presence in the California market.

        In April 2010, the Company entered into definitive agreements to acquire all the outstanding stock of Carolina Regional Cancer Center, P.A. for the acquisition of a radiation treatment center in Myrtle Beach, South Carolina that held three certificate of need licenses, and Atlantic Urology Clinics, LLC, Adult & Pediatric Urology Center of the Carolina, P.A., Coastal Urology Center, P.A. and Grand Strand Urology, LLP with respect to the acquisition of the assets of these Myrtle Beach-based physician practices. On May 3, 2010, the Company consummated these acquisitions for a combined purchase price of approximately $34.5 million in cash. The acquisition of the Myrtle Beach facility expands the Company's presence into a new local market within an existing regional division. The allocation of the purchase price was to tangible assets, primarily consisting of medical equipment of $4.8 million and assumed liabilities of approximately $0.3 million. The excess of the purchase price over the fair value of the assets acquired was allocated to goodwill of $30.0 million, which is deductible for tax purposes, representing primarily the value of synergies expected from the transaction.

        During the year ended December 31, 2010 the Company recorded $12.4 million of net patient service revenue and reported net income of $1.9 million in connection with the Carolina Regional Cancer Center, P.A. acquisition.

        In December 2010, the Company acquired the assets of a radiation treatment center located in Princeton, West Virginia for approximately $8.0 million. The center purchased in West Virginia further expands the Company's presence into the West Virginia market, which is a certificate of need state. The allocation of the purchase price is to tangible assets, primarily consisting of medical equipment of $0.2 million. The excess of the purchase price over the fair value of the assets acquired was allocated to goodwill of $7.8 million.

        During 2010, the Company acquired the assets of several physician practices in Florida and Arizona for approximately $0.9 million. The physician practices provide synergistic clinical services to our patients in the respective markets in which we treat. The allocation of the purchase price was to tangible assets of $0.9 million.

        In 2010, the Company held a 33% interest in Medical Developers and on March 1, 2011, the Company purchased the remaining 67% interest in Medical Developers, LLC ("MDLLC") from Bernardo Dosoretz as well as interests in the subsidiaries of MDLLC from Alejandro Dosoretz and Bernardo Dosoretz, resulting in an ownership interest of approximately 91% in the underlying radiation oncology practices located in South America, Central America and the Caribbean. The Company also purchased an additional 61% interest in Clinica de Radioterapia La Asuncion S.A. from Bernardo Dosoretz, resulting in an ownership interest of 80%. The acquisition of the remaining interests expands the Company's presence into a new regional division. The Company consummated these acquisitions for a combined purchase price of approximately $82.7 million, comprised of $47.5 million in cash, 25 common units of Parent immediately exchanged for 13,660 units of RT Investments' non-voting preferred equity units and 258,955 units of RT Investments' class A equity units totaling approximately $16.25 million, and issuance of a 9 7/8% note payable, due 2017 totaling approximately $16.05 million to the seller, an estimated contingent earn out payment totaling $2.3 million, and issuance of real estate located in Costa Rica totaling $0.6 million. The earn out payment is contingent upon certain acquired centers attaining earnings before interest, taxes, depreciation and amortization targets, is due 18 months subsequent to the transaction closing, and is payable through Company financing and issuance of equity units. The Company estimates the potential range of earn out payments to be, on an undiscounted basis, between $0 and $7.35 million, however the earn out payment is uncapped. The Company utilized the income and market approaches as well as the option pricing allocation methodology to value the equity units issued as consideration.

        The allocation of the purchase price was as follows (in thousands):

Cash	$47,500
Seller financing note	16,047
Company's issuance of equity	16,250
Contingent earn-out	2,340
Issuance of real estate	561

Total consideration transferred	82,698
Net identifiable assets acquired	15,527

Goodwill	$67,171

        The following table summarizes the allocation of the aggregate purchase price of MDLLC, including assumed liabilities (in thousands):

Fair value of net assets acquired:
Cash and cash equivalents	$5,396
Accounts receivable, net	18,892
Prepaid expenses	268
Deferred tax assets	1,465
Other noncurrent assets	85
Property and equipment	8,479
Intangible assets	23,600
Accounts payable	(3,121)
Accrued expenses	(2,064)
Current portion of long-term debt	(422)
Income taxes payable	(3,048)
Other current liabilities	(580)
Long-term debt, less current portion	(686)
Deferred income taxes	(6,720)
Previously held equity interest	(16,150)
Other long-term liabilities	(2,117)
Noncontrolling interests—nonredeemable	(7,750)

Net identifiable assets acquired	$15,527

        The Company recorded the acquisition at its fair value upon gaining a controlling interest in MDLLC at March 1, 2011. The Company's previously held equity interest in the acquired entities as of the acquisition date totaled approximately $16.15 million. For purposes of valuing the previously held equity interest, the Company used the discounted cash flow method, a derivation of the income approach, which considered a number of factors such as the MDLLC's performance projections, MDLLC's cost of capital, and consideration ascribed to applicable discounts for lack of control and marketability. The Company recorded a gain on the previously held equity interest totaling approximately $0.2 million identified as gain on fair value adjustment of previously held equity investment in the accompanying condensed consolidated statements of comprehensive loss.

        The Company acquired noncontrolling interests totaling approximately $7.75 million as of the acquisition date. The Company valued the noncontrolling interests using the discounted cash flow method, a derivation of the income approach, which considered a number of factors such as the MDLLC's performance projections, MDLLC's cost of capital, and consideration ascribed to applicable discounts for lack of control and marketability. The Company acquired a number of hospital contract arrangements that have varying expiration dates through February 1, 2020. The weighted-average period prior to the next renewal period is 4.1 years as of December 31, 2011.

        Net identifiable assets includes the following preliminary intangible assets:

Trade name (indefinite life)	$1,750
Non-compete agreement (5 year life)	2,000
Hospital contract arrangements (18.5 year life)	19,850

$23,600

        The Company valued the trade name using the relief from royalty method, a derivation of the income approach that estimates the benefit of owning the trade name rather than paying royalties for the right to use a comparable asset. The Company considered a number of factors to value the trade name, including MDLLC's performance projections, royalty rates, discount rates, strength of competition, and income tax rates.

        The Company valued the non-compete agreement using the discounted cash flow method, a derivation of the income approach that evaluates the difference in the sum of MDLLC's present value of cash flows of two scenarios: (1) with the non-compete in place and (2) without the non-compete in place. The Company considered various factors in determining the non-compete value including MDLLC's performance projections, probability of competition, income tax rates, and discount rates.

        The Company valued the hospital contract arrangements using the excess earnings method, which is a form of the income approach. This method includes projecting MDLLC's revenues and expenses attributable to the existing hospital contract arrangements, and then subtracts the required return on MDLLC's net tangible assets and any intangible assets used in the business in order to determine any residual excess earnings attributable to the hospital contract arrangements. The after tax excess earnings are then discounted to present value using an appropriate risk adjusted rate of return.

        The weighted-average amortization period for the acquired amortizable intangible assets as of December 31, 2011 is approximately 18.1 years. Total amortization expense recognized for the acquired amortizable intangible assets totaled approximately $1.2 million for the year ended December 31, 2011.

        Estimated future amortization expense for the acquired amortizable intangible assets is as follows (in thousands):

2012	$1,473
2013	1,473
2014	1,473
2015	1,473
2016	1,140
2017	1,073

        The excess of the purchase price over the fair value of the net assets acquired was allocated to goodwill of $67.9 million, representing primarily the value of estimated cost savings and synergies expected from the transaction. The goodwill is not deductible for tax purposes and is included in the Company's international geographic segment.

        During the year ended December 31, 2011, the Company recorded $59.0 million of net patient service revenue and reported net income of $2.2 million in connection with the MDLLC and Clinica de Radioterapia Cancer Center, P.A. acquisitions.

        The following pro forma financial information is presented as if the purchase of the additional interests in MDLLC and Clinica de Radioterapia La Asuncion S.A. had occurred as of January 1, 2010. The pro forma financial information is not necessarily indicative of what the Company's results of operations actually would have been had the Company completed the acquisition at the dates indicated. In addition, the unaudited pro forma financial information does not purport to project the future operating results of the combined company:

	Years ended December 31,
(in thousands):	2011	2010
Pro forma total revenues	$654,898	$599,058
Pro forma net loss attributable to Radiation Therapy Services Holdings, Inc. shareholder	(352,588)	(110,854)

        As of December 31, 2011, Medical Developers LLC had approximately 590 employees, 298 of whom are covered by a collective bargaining agreement with the Health Care Providers union corresponding to the agreement N° 108/75. The agreement does not have a fixed term, although payment increase is negotiated every year by the labor union.

        Cash at December 31, 2011 held by the Company's foreign subsidiaries was $5.2 million. The Company considers these cash amounts to be permanently invested in the Company's foreign subsidiaries and therefore does not anticipate repatriating any excess cash flows to the U.S. The Company anticipates it can adequately fund its domestic operations from cash flows generated solely from the U.S. business. Of the $5.2 million of cash held by the Company's foreign subsidiaries at December 31, 2011, $0.4 million is held in U.S. Dollars, $0.1 million of which is held at banks in the United States, with the remaining held in foreign currencies in foreign banks. The Company believes that the magnitude of its growth opportunities outside of the U.S. will cause the Company to continuously reinvest foreign earnings. The Company does not require access to the earnings and cash flow of its international subsidiaries to fund its U.S. operations.

        On August 29, 2011, the Company acquired the assets of a radiation treatment center and other physician practices located in Redding, California, for approximately $9.6 million. The acquisition of the Redding facility further expands the Company's presence into the Northern California market. The allocation of the purchase price is to tangible assets of $3.3 million, intangible assets including $0.3 million trade name and non-compete agreements of $0.3 million, amortized over 5 years, and goodwill of $5.7 million, which is deductible for tax purposes.

        In September 2011, the Company entered into a professional services agreement with a hospital district in Broward County, Florida to provide professional services at two radiation oncology sites within the hospital district.

        On November 4, 2011, the Company purchased an 80% interest in an operating entity, which operates 1 radiation treatment center in Argentina; an 80% interest in another operating entity, which operates 3 radiation treatment centers in Argentina; and a 96% interest in an operating entity, which operates 1 radiation treatment center in Argentina. The combined purchase price of the ownership interests totals approximately $7.4 million, comprised of $2.1 million in cash, seller financing totaling approximately $4.0 million payable over 24 monthly installments, commencing January 2012, and a purchase option totaling approximately $1.3 million. The acquisition of these operating treatment centers expands the Company's presence in its international markets. The allocation of the purchase price is to tangible assets of $3.7 million (including cash of $0.6 million), intangible assets including $0.2 million trade name and non-compete agreements of $0.2 million, amortized over 5 years, goodwill of $8.1 million, which is deductible for U.S. tax purposes but non-deductible for foreign tax purposes, liabilities of $3.4 million, and noncontrolling interests redeemable of $1.4 million.

        On December 22, 2011, the Company acquired the interest in an operating entity which operates two radiation treatment centers located in North Carolina, for approximately $6.3 million. The acquisition of the two radiation treatment centers further expands the Company's presence into the eastern North Carolina market. The allocation of the purchase price is to tangible assets of $0.8 million, goodwill of $6.0 million, which is deductible for tax purposes, other current liabilities of approximately $0.1 million and an earn-out provision of approximately $0.4 million contingent upon maintaining a certain level of patient volume.

        During 2011, the Company acquired the assets of several physician practices in Florida and the non-professional practice assets of several North Carolina physician practices for approximately $0.4 million. The physician practices provide synergistic clinical services to our patients in the respective markets in which we treat. The allocation of the purchase price is to tangible assets of $0.4 million.

        The operations of the foregoing acquisitions have been included in the accompanying consolidated statements of operations and comprehensive loss from the respective dates of each acquisition.

Allocation of Purchase Price

        The purchase prices of these transactions were allocated to the assets acquired and liabilities assumed based upon their respective fair values. The purchase price allocations for certain recent transactions are subject to revision as the Company obtains additional information. The operations of the foregoing acquisitions have been included in the accompanying consolidated statements of comprehensive loss from the respective dates of acquisition. The following table summarizes the allocations of the aggregate purchase price of the acquisitions, including assumed liabilities.

	Years Ended December 31,
(in thousands):	2011	2010	2009
Fair value of net assets acquired, excluding cash:
Accounts receivable, net	$20,306	$—	$—
Inventories	39	65	—
Other current assets	423	614	—
Deferred tax assets	1,925	—	—
Other noncurrent assets	159	18	—
Property and equipment	13,980	5,086	199
Intangible assets	24,580	—	—
Goodwill	86,977	37,923	2,250
Current liabilities	(11,356)	(318)	—
Long-term debt	(686)	—	—
Deferred tax liabilities	(6,720)	—	—
Other noncurrent liabilities	(6,250)	—	—
Previously held equity investment	(16,150)	—	—
Noncontrolling interest	(9,114)	—	—

	$98,113	$43,388	$2,449

Long-term debt	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Long-Term Debt
Long-term debt

11. Long-term debt

The Company’s long-term debt consists of the following (in thousands):

	March 31,	December 31,
	2012	2011
$347.0 million senior secured credit facility — (Term Loan B) portion with interest rates at LIBOR or prime plus applicable margin, collateralized by substantially all of the Company’s assets. Interest rates are at LIBOR plus applicable margin due at various maturity dates through February 2014	$264,481	$264,367

$90.1 million senior secured credit facility (extended revolving credit portion) with interest rates at LIBOR or prime plus applicable margin, collateralized by substantially all of the Company’s assets. Interest rates are at LIBOR plus applicable margin due at various maturity dates through February 2014	21,635	7,212

$34.9 million senior secured credit facility (non-extended revolving credit portion) with interest rates at LIBOR or prime plus applicable margin, collateralized by substantially all of the Company’s assets. Interest rates are at LIBOR plus applicable margin due at various maturity dates through February 2013	8,365	2,788

$360.0 million Senior Subordinated Notes due April 15, 2017; semi-annual cash interest payments due on April 15 and October 15, fixed interest rate of 9.875%	358,068	357,973

$16.25 million Senior Subordinated Notes due April 15, 2017; semi-annual cash interest payments due on April 15 and October 15, fixed interest rate of 9.875%	16,083	16,075

$3.2 million various other notes payable with average interest rate of 18.3% due through August 2019	3,247	2,933

$4.0 million in seller financing promissory notes with average interest rate of 6.21% due through December 2013	3,551	4,005

Capital leases payable with various monthly payments plus interest at rates ranging from 1.0% to 9.1%, due at various maturity dates through March 2022	29,332	23,680

	704,762	679,033
Less current portion	(22,777)	(13,945)

	$681,985	$665,088

The Term Loan B initially bears interest either at LIBOR plus a spread of 475 basis points or a specified base rate plus a spread of 375 basis points and matures on February 21, 2014.

The non-extended revolving credit portion of the senior secured credit facility (“Non-extended Revolver”) will mature on February 21, 2013. The Non-extended Revolver bears interest either at LIBOR plus a spread ranging from 350 to 425 basis points or a specified base rate plus a spread ranging from 250 to 325 basis points, with the exact spread determined upon the basis of the Company’s leverage ratio, as defined. The extended revolving credit portion of the senior secured credit facility (“Extended Revolver”) will mature on February 21, 2014. The Extended Revolver bears interest either at LIBOR plus a spread ranging from 400 to 475 basis points or a specified base rate plus a spread ranging from 300 to 375 basis points, with the exact spread determined upon the basis of the Company’s leverage ratio, as defined. The Company is required to pay a quarterly unused commitment fee at a rate ranging from 37.5 to 50.0 basis points on the Revolver determined upon the basis of its leverage ratio, as defined.

The senior secured credit facility is secured by a pledge of substantially all of the Company’s tangible and intangible assets and includes a number of restrictive covenants including limitations on leverage, capital and acquisitions expenditures and a requirement to maintain a minimum ratio of cash flow to interest. Under the terms of the Company’s senior secured credit facility, borrowings under the Non-extended and Extended Revolvers are based on minimum incremental amounts of not less than $0.5 million for base rate loans and not less than $1.0 million for LIBOR rate loans.

The senior secured credit facility requires the Company to make mandatory prepayments of outstanding borrowings under certain circumstances. Mandatory prepayments include prepayments of the Term Loan B from proceeds from asset dispositions if not reinvested within a certain period of time and debt and equity issuances, limited to a percentage of the proceeds and/or an excess amount above a dollar threshold. The Company is required to prepay the Term Loan B based on certain excess cash flow requirements ranging from 25% to 50% based on the Company’s leverage ratio. To date the Company has not been required to make such prepayments. The senior secured credit facility also requires the Company to comply with various other covenants, including, but not limited to, restrictions on new indebtedness, the ability to merge or consolidate, asset sales, and dividends. At March 31, 2012, the Company is in compliance with all covenants.

On March 25, 2008, the Company issued $175.0 million senior subordinated notes due 2015 at 13.5% interest rate and repaid the $175.0 million senior subordinated interim loan agreement including any accrued and unpaid interest. The senior subordinated notes required semi-annual payments of interest only. The senior subordinated notes had similar or less restrictive covenants and were junior to the senior secured credit facility for order of priority of debt repayment.

On April 1, 2010, the Company amended its senior secured credit facility, to among other things, (i) under certain circumstances, allow the Company to issue permitted additional subordinated debt to fund certain future acquisitions; (ii) disregard, for purposes of calculating compliance with the financial covenants, certain provisions of “Generally Accepted Accounting Principles” (GAAP) that would require the Company to treat leased properties as owned by the Company; and (iii) provide for certain other modifications as set forth therein to permit the incurrence of additional indebtedness in connection with certain future acquisitions and the ability to make additional investments, subject to pro forma compliance with certain performance based incurrence covenants, and other restrictions.

On April 20, 2010, the Company issued $310.0 million in aggregate principal amount of 9 7/8% senior subordinated notes due 2017 (the “Offering”) and repaid the existing $175.0 million in aggregate principal amount 13.5% senior subordinated notes due 2015, including accrued and unpaid interest and a call premium of approximately $5.3 million. The remaining proceeds from the Offering were used to pay down $74.8 million of the Term Loan B and $10.0 million of the Revolver. A portion of the proceeds of the Offering was placed in a restricted account pending application to finance certain acquisitions, including the acquisitions of a radiation treatment center and physician practices in South Carolina consummated on May 3, 2010. The Company incurred approximately $11.9 million in transaction fees and expenses, including legal, accounting and other fees and expenses associated with the offering, and the initial purchasers’ discount of $1.9 million.

In April 2010, the Company recorded approximately $10.9 million of expenses in early extinguishment of debt as a result of the prepayment of the $175.0 million in senior subordinated notes, which included a call premium payment of approximately $5.3 million, the write-offs of $2.5 million in deferred financing costs and $3.1 million in original issue discount costs.

On April 22, 2010, affiliates of certain initial purchasers of the $310.0 million in aggregate principal amount 9 7/8% senior subordinated notes due 2017 provided an additional $15.0 million of commitments to the Revolver, and increased the available commitment from $60.0 million to $75.0 million. The Company paid $2.0 million to Vestar Capital Partners V, L.P. for additional transaction advisory services in respect to the incremental amendments to the existing senior secured credit facility, the additional $15.0 million of commitments to the revolver portion, and the complete refinancing of the senior subordinated notes.

On May 3, 2010, the Company further amended the senior secured credit facilities with respect to certain administrative matters, including permitting the Company to provide to the lenders thereunder, on a prospective basis, the consolidated financial statements of the parent company, Radiation Therapy Services Holdings, Inc., in lieu of those of the borrower, our wholly-owned subsidiary, Radiation Therapy Services, Inc. (“RTS”).

In January 2011, the Company received a commitment letter (the “Commitment Letter”) from DDJ Capital Management, LLC to purchase an aggregate principal amount of $50 million of 9 7/8% Senior Subordinated Notes due 2017 (“New Notes”) to be issued by RTS.  On March 1, 2011, the Company issued $50 million of the New Notes.  The proceeds of $48.5 million were used (i) to fund the Company’s acquisition of all of the outstanding membership units of MDLLC and substantially all of the interests of MDLLC’s affiliated companies (the “MDLLC Acquisition”), not currently controlled by the Company and (ii) to fund transaction costs associated with the MDLLC Acquisition.

The Company’s senior secured credit facilities:

·                  is secured by a pledge of substantially all of the Company’s tangible and intangible assets, including accounts receivable, inventory and capital stock of its existing and future subsidiaries, and requires that borrowings and other amounts due under it will be guaranteed by its existing and future subsidiaries;

·                  requires the Company to make mandatory prepayments of outstanding borrowings, with a corresponding reduction in the maximum amount of borrowings available under the senior secured credit facility, with net proceeds from insurance recoveries and asset sales, and with the net proceeds from the issuance of equity or debt securities, subject to specified exceptions;

·                  includes a number of restrictive covenants including, among other things, limitations on leverage, capital and acquisitions expenditures, and requirements that the Company maintain minimum ratios of cash flow to interest;

·                  limits the Company’s ability to pay dividends on its capital stock; and

·                  contains customary events of default, including an event of default upon a change in control.

On September 29, 2011, the Company amended its senior secured credit facility. Under the terms of the amendment, the definition of Applicable Margin was modified to increase the rate on both the senior secured term loan and extended revolving loans under the revolving credit facility provided for under the senior secured credit facility by 50 basis points.  Both the senior secured term loan and amounts borrowed under the revolving credit facility will now bear interest based (i) with respect to extended revolving loans and the senior secured term loans, on either (A) LIBOR plus a spread of 475 basis points, or (B) the ABR plus a spread of 375 basis points, and (ii) with respect to non-extended revolving loans, on either (A) LIBOR plus a spread of 425 basis points, or (B) the ABR plus a spread of 325 basis points, in each case depending on whether the Company elects Eurodollar loans or ABR loans, respectively.  The amendment also extended the revolving credit facility maturity by one year solely for the extended revolving loans, such that they will mature on February 21, 2014, whereas the non-extended revolving loans will continue to mature on February 21, 2013.

The amendment modified the financial covenant levels, including to modify  (x) the total leverage ratio to 6.00 to 1.00 for the Company’s fiscal quarters ending  September 30, 2011 and  December 31, 2011, decreasing  thereafter as specified therein, and (y) the consolidated interest coverage ratio  to 2.00 to 1.00 for the Company’s fiscal quarters ending  March 31, 2011 through June 30, 2012 and  increasing thereafter as specified therein.

The senior secured credit facility requires that the Company comply with certain financial covenants, including:

	Requirement at March 31, 2012	Level at March 31, 2012

Maximum permitted consolidated leverage ratio	<5.75 to 1.00	5.36 to 1.00

Minimum permitted consolidated interest coverage ratio	>2.00 to 1.00	2.35 to 1.00

The maximum permitted consolidated leverage ratio required is <5.25 to 1.00 through June 30, 2011, <6.00 to 1.00 from July 1, 2011 through December 31, 2011, <5.75 to 1.00 from January 1, 2012 to June 30, 2012, <5.50 to 1.00 from July 1, 2012 to June 30, 2013 and <5.25 to 1.00 thereafter.

The minimum permitted consolidated interest coverage ratio required is >2.00 to 1.00 through June 30, 2012, >2.05 to 1.00 from July 1, 2012 through December 31, 2012, >2.10 to 1.00 from January 1, 2013 to June 30, 2013 and >2.20 to 1.00 thereafter.

The amendment also made several modifications to the permitted investments baskets, the permitted indebtedness baskets and several definitions in the senior secured credit facility.

On September 30, 2011, the Company entered into an incremental amendment (the “Incremental Amendment”) with Wells Fargo Bank, National Association, in its capacity as administrative agent for the lenders and SunTrust Bank, as incremental lender.  The Incremental Amendment amends the senior secured credit facility.  Under the terms of the Incremental Amendment, SunTrust Bank agreed to lend an aggregate amount up to $50 million to the Company, which will be used for general corporate purposes.

The senior secured credit facility also requires that the Company comply with various other covenants, including, but not limited to, restrictions on new indebtedness, asset sales, capital expenditures, acquisitions and dividends, with which the Company was in compliance as of March 31, 2012.

In August 2011, the Company entered into a lease line of credit with a financial institution for the purpose of obtaining financing for medical equipment purchases in the commitment amount of $12.5 million.  The commitment, subject to various restrictions, was scheduled to be available through November 2011. The Company had utilized approximately $8.7 million under the lease line of credit.

Senior Secured Second Lien Notes

On May 10, 2012, Radiation Therapy Services, Inc. (“RTS”), a wholly owned subsidiary of Radiation Therapy Services Holdings, Inc. (the “Company”) completed its previously announced offering of $350.0 million in aggregate principal amount of its 8 7/8% Senior Secured Second Lien Notes due 2017 (the “Notes”) by issuing the Notes in a private offering that is exempt from the registration requirements of the Securities Act of 1933, as amended (the “Securities Act”), to qualified institutional buyers in accordance with Rule 144A and to persons outside of the United States pursuant to Regulation S under the Securities Act.

The Notes were issued pursuant to an indenture, dated May 10, 2012 (the “Indenture”), among RTS, the guarantors signatory thereto and Wilmington Trust, National Association, governing the Notes. The Notes are senior secured second lien obligations of RTS and are guaranteed on a senior secured second lien basis by RTS, and each of RTS’s domestic subsidiaries to the extent such guarantor is a guarantor of RTS’s obligations under the Revolving Credit Facility (as defined below).

In connection with the issuance of the Notes, on May 10, 2012, RTS also entered into a registration rights agreement relating to the Notes, pursuant to which RTS has agreed to use its reasonable best efforts to file with the Securities and Exchange Commission and cause to become effective a registration statement with respect to a registered offer to exchange the Notes for new notes, with terms substantially identical in all material respects to the Notes.

Interest is payable on the Notes on each May 15 and November 15, commencing November 15, 2012. RTS may redeem some or all of the Notes at any time prior to May 15, 2014 at a price equal to 100% of the principal amount of the Notes redeemed plus accrued and unpaid interest, if any, and an applicable make-whole premium. On or after May 15, 2014, RTS may redeem some or all of the Notes at redemption prices set forth in the Indenture. In addition, at any time prior to May 15, 2014, RTS may redeem up to 35% of the aggregate principal amount of the Notes, at a specified redemption price with the net cash proceeds of certain equity offerings.

The Indenture contains covenants that, among other things, restrict the ability of the Company, RTS and certain of its subsidiaries to: incur, assume or guarantee additional indebtedness; pay dividends or redeem or repurchase capital stock; make other restricted payments; incur liens; redeem debt that is junior in right of payment to the Notes; sell or otherwise dispose of assets, including capital stock of subsidiaries; enter into mergers or consolidations; and enter into transactions with affiliates. These covenants are subject to a number of important exceptions and qualifications. In addition, in certain circumstances, if RTS sells assets or experiences certain changes of control, it must offer to purchase the Notes.

RTS used the proceeds to repay its existing senior secured revolving credit facility and the Term Loan B portion of its senior secured credit facilities, which were prepaid in their entirety, cancelled and replaced with the new Revolving Credit Facility described below, and to pay related fees and expenses. Any remaining net proceeds will be used for general corporate purposes.

Credit Agreement

On May 10, 2012, RTS also entered into the Credit Agreement (the “Credit Agreement”) among RTS, as borrower, the Company, Wells Fargo Bank, National Association, as administrative agent (in such capacity, the “Administrative Agent”), collateral agent, issuing bank and as swingline lender, the other agents party thereto and the lenders party thereto.

The credit facilities provided under the Credit Agreement consist of a revolving credit facility providing for up to $140 million of revolving extensions of credit outstanding at any time (including revolving loans, swingline loans and letters of credit) (the “Revolving Credit Facility”).  RTS may increase the aggregate amount of revolving loans by an amount not to exceed $10 million in the aggregate.  The Revolving Credit Facility will mature in 4-years and 5-months.

Loans under the Revolving Credit Facility are subject to the following interest rates:

(a)           for loans which are Eurodollar loans, for any interest period, at a rate per annum equal to a percentage equal to (i) the rate per annum determined on the basis of the rate for deposits in dollars for a period equal to such interest period commencing on the first day of such interest period appearing on Reuters Screen LIBOR01 Page as of 11:00 A.M., London time, two business days prior to the beginning of such interest period divided by (ii) 1.0 minus the then stated maximum rate of all reserve requirements applicable to any member bank of the Federal Reserve System in respect of eurocurrency funding or liabilities as defined in Regulation D (or any successor category of liabilities under Regulation D), plus (ii) an applicable margin based upon a total leverage pricing grid; and

(b)           for loans which are base rate loans, (i) the greatest of (A) the Administrative Agent’s prime lending rate at such time, (B) the overnight federal funds rate at such time plus ½ of 1%, and (C) the Eurodollar Rate for a Eurodollar Loan with a one-month interest period commencing on such day plus 1.00%, plus (ii) an applicable margin based upon a total leverage pricing grid.

RTS will pay certain recurring fees with respect to the Revolving Credit Facility, including (i) fees on the unused commitments of the lenders under the Revolving Credit Facility, (ii) letter of credit fees on the aggregate face amounts of outstanding letters of credit and (iii) administration fees.

The Credit Agreement contains customary representations and warranties, subject to limitations and exceptions, and customary covenants restricting the ability (subject to various exceptions) of RTS and certain of its subsidiaries to:  incur additional indebtedness (including guarantee obligations); incur liens; engage in mergers or other fundamental changes; sell certain property or assets; pay dividends of other distributions; consummate acquisitions; make investments, loans and advances; prepay certain indebtedness, including the Notes; change the nature of their business; engage in certain transactions with affiliates; and incur restrictions on the ability of RTS’s subsidiaries to make distributions, advances and asset transfers.  In addition, under the Revolving Credit Facility, we will be required to comply with a specific first lien leverage ratio not to exceed 1.25 to 1.00.

The Revolving Credit Facility contains customary events of default, including with respect to nonpayment of principal, interest, fees or other amounts; material inaccuracy of a representation or warranty when made; failure to perform or observe covenants; cross-default to other material indebtedness; bankruptcy and insolvency events; inability to pay debts; monetary judgment defaults; actual or asserted invalidity or impairment of any definitive loan documentation and a change of control.

As of the Closing Date, the obligations of RTS under the Revolving Credit Facility are guaranteed by the Company and each direct and indirect, domestic subsidiary of RTS.

The Revolving Credit Facility and any interest rate protection and other hedging arrangements provided by any lender party to the Revolving Credit Facility or any affiliate of such a lender are secured on a first priority basis by a perfected security interest in substantially all of RTS’s and each guarantor’s tangible and intangible assets (subject to certain exceptions).

(9) Long-Term Debt

        The Senior Credit Facility consists of a $347.0 million six-year senior secured term loan facility, a $90.1 million six-year senior secured revolving credit facility, and a $34.9 million five-year secured revolving credit facility. Senior Subordinated notes due April 15, 2017 were issued in April 2010 of approximately $310.0 million. In March 2011, the Company issued an additional $50.0 million in Senior Subordinated notes due April 15, 2017 of which the proceeds were used to fund the MDLLC transaction and an additional $16.25 million issued to the seller in the transaction.

        The Company's long-term debt consists of the following (in thousands):

	December 31, 2011	December 31, 2010
$347.0 million senior secured credit facility—(Term Loan B portion) (net of unamortized debt discount of $993 and $1,450 at December 31, 2011 and 2010, respectively) with interest rates at LIBOR or prime plus applicable margin, collateralized by substantially all of the Company's assets. At December 31, 2011 and 2010, interest rates were at LIBOR plus applicable margin, at 5.0% and 4.5%, respectively, due at various maturity dates through February 2014	$264,367	$263,910
$90.1 million senior secured credit facility (extended revolving credit portion) with interest rates at LIBOR or prime plus applicable margin, collateralized by substantially all of the Company's assets. At December 31, 2011, interest rates were at LIBOR plus applicable margin, at 5.0% due at various maturity dates through February 2014	7,212	—
$34.9 million senior secured credit facility (non-extended revolving credit portion) with interest rates at LIBOR or prime plus applicable margin, collateralized by substantially all of the Company's assets. At December 31, 2011 and 2010, interest rates were at LIBOR plus applicable margin, at 4.5% due at various maturity dates through February 2013	2,788	8,500
$360.0 million Senior Subordinated Notes (net of unamortized debt discount of $2,027 and $1,765 at December 31, 2011 and 2010, respectively) due April 15, 2017; semi-annual cash interest payments due on April 15 and October 15, fixed interest rate of 9 7/8%	357,973	308,235
$16.25 million Senior Subordinated Notes (net of unamortized debt discount of $175 at December 31, 2011) due April 15, 2017; semi-annual cash interest payments due on April 15 and October 15, fixed interest rate of 9 7/8%	16,075	—
$2.9 million various other notes payable with average interest rate of 21.5% due through August 2019	2,933	—
$4.0 million in seller financing promissory notes with average interest rate of 6.21% due through December 2013	4,005	—
Capital leases payable with various monthly payments plus interest at rates ranging from 4.5% to 9.1%, due at various maturity dates through October 2016	23,680	18,186

	679,033	598,831
Less current portion	(13,945)	(8,780)

	$665,088	$590,051

        Maturities under the obligations described above are as follows at December 31, 2011 (in thousands):

2012	13,945
2013	10,835
2014	275,885
2015	3,489
2016	1,717
Thereafter	376,357

682,228
Less unamortized debt discount	(3,195)

$679,033

        At December 31, 2011 and 2010, the prime interest rate was 3.25%.

        The Term Loan B initially bears interest either at LIBOR plus a spread of 475 basis points or a specified base rate plus a spread of 375 basis points and matures on February 21, 2014.

        The non-extended revolving credit portion of the senior secured credit facility ("Non-extended Revolver") will mature on February 21, 2013. The Non-extended Revolver bears interest either at LIBOR plus a spread ranging from 350 to 425 basis points or a specified base rate plus a spread ranging from 250 to 325 basis points, with the exact spread determined upon the basis of the Company's leverage ratio, as defined. The extended revolving credit portion of the senior secured credit facility ("Extended Revolver") will mature on February 21, 2014. The Extended Revolver bears interest either at LIBOR plus a spread ranging from 400 to 475 basis points or a specified base rate plus a spread ranging from 300 to 375 basis points, with the exact spread determined upon the basis of the Company's leverage ratio, as defined. The Company is required to pay a quarterly unused commitment fee at a rate ranging from 37.5 to 50.0 basis points on the Revolver determined upon the basis of its leverage ratio, as defined.

        The senior secured credit facility is secured by a pledge of substantially all of the Company's tangible and intangible assets and includes a number of restrictive covenants including limitations on leverage, capital and acquisitions expenditures and a requirement to maintain a minimum ratio of cash flow to interest. Under the terms of the Company's senior secured credit facility, borrowings under the Non-extended and Extended Revolvers are based on minimum incremental amounts of not less than $0.5 million for base rate loans and not less than $1.0 million for LIBOR rate loans.

        The senior secured credit facility requires the Company to make mandatory prepayments of outstanding borrowings under certain circumstances. Mandatory prepayments include prepayments of the Term Loan B from proceeds from asset dispositions if not reinvested within a certain period of time and debt and equity issuances, limited to a percentage of the proceeds and/or an excess amount above a dollar threshold. The Company is required to prepay the Term Loan B based on certain excess cash flow requirements ranging from 25% to 50% based on the Company's leverage ratio. To date the Company has not been required to make such prepayments. The senior secured credit facility also requires the Company to comply with various other covenants, including, but not limited to, restrictions on new indebtedness, the ability to merge or consolidate, asset sales, and dividends. At December 31, 2011, the Company is in compliance with all covenants.

        On March 25, 2008, the Company issued $175.0 million senior subordinated notes due 2015 at 13.5% interest rate and repaid the $175.0 million senior subordinated interim loan agreement including any accrued and unpaid interest. The senior subordinated notes required semi-annual payments of interest only. The senior subordinated notes had similar or less restrictive covenants and were junior to the senior secured credit facility for order of priority of debt repayment.

        On April 1, 2010, the Company amended its senior secured credit facility, to among other things, (i) under certain circumstances, allow the Company to issue permitted additional subordinated debt to fund certain future acquisitions; (ii) disregard, for purposes of calculating compliance with the financial covenants, certain provisions of "Generally Accepted Accounting Principles" (GAAP) that would require the Company to treat leased properties as owned by the Company; and (iii) provide for certain other modifications as set forth therein to permit the incurrence of additional indebtedness in connection with certain future acquisitions and the ability to make additional investments, subject to pro forma compliance with certain performance based incurrence covenants, and other restrictions.

        On April 20, 2010, the Company issued $310.0 million in aggregate principal amount of 9 7/8% senior subordinated notes due 2017 (the "Offering") and repaid the existing $175.0 million in aggregate principal amount 13.5% senior subordinated notes due 2015, including accrued and unpaid interest and a call premium of approximately $5.3 million. The remaining proceeds from the Offering were used to pay down $74.8 million of the Term Loan B and $10.0 million of the Revolver. A portion of the proceeds of the Offering was placed in a restricted account pending application to finance certain acquisitions, including the acquisitions of a radiation treatment center and physician practices in South Carolina consummated on May 3, 2010. The Company incurred approximately $11.9 million in transaction fees and expenses, including legal, accounting and other fees and expenses associated with the offering, and the initial purchasers' discount of $1.9 million.

        The Company recorded approximately $10.9 million of expenses in early extinguishment of debt as a result of the prepayment of the $175.0 million in senior subordinated notes, which included a call premium payment of approximately $5.3 million, the write-offs of $2.5 million in deferred financing costs and $3.1 million in original issue discount costs.

        On April 22, 2010, affiliates of certain initial purchasers of the $310.0 million in aggregate principal amount 9 7/8% senior subordinated notes due 2017 provided an additional $15.0 million of commitments to the Revolver, and increased the available commitment from $60.0 million to $75.0 million. The Company paid $2.0 million to Vestar Capital Partners V, L.P. for additional transaction advisory services in respect to the incremental amendments to the existing senior secured credit facility, the additional $15.0 million of commitments to the revolver portion, and the complete refinancing of the senior subordinated notes.

        On May 3, 2010, the Company further amended the senior secured credit facilities with respect to certain administrative matters, including permitting the Company to provide to the lenders thereunder, on a prospective basis, the consolidated financial statements of the parent company, Radiation Therapy Services Holdings, Inc., in lieu of those of the borrower, our wholly-owned subsidiary, Radiation Therapy Services, Inc. ("RTS").

        In January 2011, the Company received a commitment letter (the "Commitment Letter") from DDJ Capital Management, LLC to purchase an aggregate principal amount of $50 million of 9 7/8% Senior Subordinated Notes due 2017 ("New Notes") to be issued by RTS. On March 1, 2011, the Company issued $50 million of the New Notes. The proceeds of $48.5 million were used (i) to fund the Company's acquisition of all of the outstanding membership units of MDLLC and substantially all of the interests of MDLLC's affiliated companies (the "MDLLC Acquisition"), not currently controlled by the Company and (ii) to fund transaction costs associated with the MDLLC Acquisition.

        The Company's senior secured credit facilities:

  •
  is secured by a pledge of substantially all of the Company's tangible and intangible assets, including accounts receivable, inventory and capital stock of its existing and future subsidiaries, and requires that borrowings and other amounts due under it will be guaranteed by its existing and future subsidiaries;

  •
  requires the Company to make mandatory prepayments of outstanding borrowings, with a corresponding reduction in the maximum amount of borrowings available under the senior secured credit facility, with net proceeds from insurance recoveries and asset sales, and with the net proceeds from the issuance of equity or debt securities, subject to specified exceptions;

  •
  includes a number of restrictive covenants including, among other things, limitations on leverage, capital and acquisitions expenditures, and requirements that the Company maintain minimum ratios of cash flow to interest;

  •
  limits the Company's ability to pay dividends on its capital stock; and

  •
  contains customary events of default, including an event of default upon a change in control.

        On September 29, 2011, the Company amended its senior secured credit facility. Under the terms of the amendment, the definition of Applicable Margin was modified to increase the rate on both the senior secured term loan and extended revolving loans under the revolving credit facility provided for under the senior secured credit facility by 50 basis points. Both the senior secured term loan and amounts borrowed under the revolving credit facility will now bear interest based (i) with respect to extended revolving loans and the senior secured term loans, on either (A) LIBOR plus a spread of 475 basis points, or (B) the ABR plus a spread of 375 basis points, and (ii) with respect to non-extended revolving loans, on either (A) LIBOR plus a spread of 425 basis points, or (B) the ABR plus a spread of 325 basis points, in each case depending on whether the Company elects Eurodollar loans or ABR loans, respectively. The amendment also extended the revolving credit facility maturity by one year solely for the extended revolving loans, such that they will mature on February 21, 2014, whereas the non-extended revolving loans will continue to mature on February 21, 2013.

        The amendment modified the financial covenant levels, including to modify (x) the total leverage ratio to 6.00 to 1.00 for the Company's fiscal quarters ending September 30, 2011 and December 31, 2011, decreasing thereafter as specified therein, and (y) the consolidated interest coverage ratio to 2.00 to 1.00 for the Company's fiscal quarters ending March 31, 2011 through June 30, 2012 and increasing thereafter as specified therein.

        The senior secured credit facility requires that the Company comply with certain financial covenants, including:

	Requirement	Level at December 31, 2011
Maximum permitted consolidated leverage ratio	<6.00 to 1.00	5.27 to 1.00
Minimum permitted consolidated interest coverage ratio	>2.00 to 1.00	2.29 to 1.00

        The maximum permitted consolidated leverage ratio required is <6.00 to 1.00 from July 1, 2011 through December 31, 2011, <5.75 to 1.00 from January 1, 2012 to June 30, 2012, <5.50 to 1.00 from July 1, 2012 to June 30, 2013 and <5.25 to 1.00 thereafter.

        The minimum permitted consolidated interest coverage ratio required is >2.00 to 1.00 through June 30, 2012, >2.05 to 1.00 from July 1, 2012 through December 31, 2012, >2.10 to 1.00 from January 1, 2013 to June 30, 2013 and >2.20 to 1.00 thereafter.

        The amendment also made several modifications to the permitted investments baskets, the permitted indebtedness baskets and several definitions in the senior secured credit facility.

        On September 30, 2011, the Company entered into an incremental amendment (the "Incremental Amendment") with Wells Fargo Bank, National Association, in its capacity as administrative agent for the lenders and SunTrust Bank, as incremental lender. The Incremental Amendment amends the senior secured credit facility. Under the terms of the Incremental Amendment, SunTrust Bank agreed to lend an aggregate amount up to $50 million to the Company, which will be used for general corporate purposes.

        The senior secured credit facility also requires that the Company comply with various other covenants, including, but not limited to, restrictions on new indebtedness, asset sales, capital expenditures, acquisitions and dividends, with which the Company was in compliance as of December 31, 2011.

        In August 2011, the Company entered into a lease line of credit with a financial institution for the purpose of obtaining financing for medical equipment purchases in the commitment amount of $12.5 million. The commitment, subject to various restrictions, is scheduled to be available through November 2011. As of December 31, 2011 the Company had utilized approximately $8.7 million under the lease line of credit.

        For the year ended December 31, 2011, the Company incurred deferred financing costs of approximately $4.8 million of which $1.6 million related to the issuance of the $50.0 million in aggregate principal amount of 9 7/8% senior subordinated notes due 2017 in March 2011, $2.9 million related to the amendment to the Company's senior secured credit facility and the $50.0 million incremental amendment in September 2011, and $0.3 million related to the registration of the issuance of the $16.25 million in aggregate principal amount of 9 7/8% senior subordinated notes due 2017 in March 2011 related to the MDLLC transaction. For the year ended December 31, 2010, the Company incurred deferred financing costs of approximately $11.9 million for the issuance of $310.0 million in aggregate principal amount of 9 7/8% senior subordinated notes due 2017. The consolidated balance sheets as of December 31, 2011 and 2010, include $17.2 million and $17.0 million, respectively, in other long-term assets related to unamortized deferred financing costs. The Company recorded approximately $4.5 million, $3.3 million, and $2.9 million, to interest expense for the years ended December 31, 2011, 2010 and 2009, respectively, related to the amortization of deferred financing costs.

Segment and geographic information	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Segment and geographic information
Segment and geographic information

12. Segment and geographic information

The Company operates in one line of business, which is operating physician group practices. As of March 1, 2011, due to the acquisition of MDLLC and Clinica de Radioterapia La Asuncion S.A., the Company’s operations were reorganized into two geographically organized groups: the Domestic U.S. includes eight operating segments and International is an operating segment which are aggregated into one U.S. Domestic and one International reporting segment. The accounting policies of the segments are the same as those described in the summary of significant accounting policies. Transactions between reporting segments are properly eliminated. The Company assesses performance of and makes decisions on how to allocate resources to its operating segments based on multiple factors including current and projected facility gross profit and market opportunities.

Financial information by geographic segment is as follows (in thousands):

	Three Months ended March 31,	Three Months ended March 31,
	2012	2011
Total revenues:
U.S Domestic	$157,292	$151,051
International	20,153	5,486
Total	$177,445	$156,537

Facility gross profit:
U.S. Domestic	$45,528	$51,189
International	11,511	3,243
Total	$57,039	$54,432

Depreciation and amortization:
U.S. Domestic	$14,258	$12,233
International	938	222
Total	$15,196	$12,455

	March 31, 2012	December 31, 2011
Total assets:
U.S. Domestic	$901,006	$867,448
International	135,528	131,144
Total	$1,036,534	$998,592

Long-lived assets:
U.S. Domestic	$229,039	$223,511
International	15,253	12,900
Total	$244,292	$236,411

Capital expenditures: *
U.S. Domestic	$6,723	$38,897
International	875	2,416
Total	$7,598	$41,313

* includes capital lease obligations related to capital expenditures

Acquisition-related goodwill and intangible assets:
U.S. Domestic	$522,387	$505,008
International	93,323	93,932
Total	$615,710	$598,940

The reconciliation of the Company’s reportable segment profit and loss is as follows (in thousands):

	Three Months ended March 31,	Three Months ended March 31,
	2012	2011
Facility gross profit	$57,039	$54,432
Less:
General and administrative expenses	19,682	17,836
General and administrative salaries	18,785	16,625
General and administrative depreciation and amortization	3,599	2,396
Provision for doubtful accounts	5,061	3,801
Interest expense, net	17,555	14,493
Gain on fair value adjustment of previously held equity investment	—	(234)
Foreign currency transaction loss	49	10
Loss on foreign currency derivative contracts	594	116
Loss before income taxes	$(8,286)	$(611)

(18) Segment and geographic information

        The Company operates in one line of business, which is operating physician group practices. As of March 1, 2011, due to the acquisition of MDLLC and Clinica de Radioterapia La Asuncion S.A., the Company's operations were restructured into two geographically organized groups: the Domestic U.S. includes eight operating segments and International is an operating segment which are aggregated into one U.S. Domestic and one International reporting segment. Prior period information is not shown as a result of the current year acquisition and since the Company previously had one reporting segment. The accounting policies of the segments are the same as those described in the summary of significant accounting policies. Transactions between reporting segments are properly eliminated. The Company assesses performance of and makes decisions on how to allocate resources to its operating segments based on multiple factors including current and projected facility gross profit and market opportunities.

        Financial information by geographic segment is as follows (in thousands):

Year ended December 31, 2011
Total revenues:
U.S Domestic	$584,262
International	60,455

Total	$644,717

Facility gross profit:
U.S. Domestic	$191,211
International	33,660

Total	$224,871

Depreciation and amortization:
U.S. Domestic	$51,507
International	2,577

Total	$54,084

December 31, 2011
Total assets:
U.S. Domestic	$867,448
International	131,144

Total	$998,592

Long-lived assets:
U.S. Domestic	$223,511
International	12,900

Total	$236,411

Capital expenditures:*
U.S. Domestic	$38,897
International	2,416

Total	$41,313

*
includes capital lease obligations related to capital expenditures

Acquisition-related goodwill and intangible assets:
U.S. Domestic	$505,008
International	93,932

Total	$598,940

        Total revenues attributable to the Company's operations in Argentina were $43.5 million for the year ended December 31, 2011.

        The reconciliation of the Company's reportable segment profit and loss is as follows (in thousands):

Year ended December 31, 2011
Facility gross profit	$224,871
Less:
General and administrative expenses	81,688
General and administrative salaries	68,523
General and administrative depreciation and amortization	11,702
Provision for doubtful accounts	16,117
Interest expense, net	60,656
Loss on investments	250
Impairment loss	360,639
Gain on fair value adjustment of previously held equity investment	(234)
Foreign currency transaction loss	106
Loss on forward currency derivative contracts	672

Loss before income taxes	$(375,248)

Supplemental Consolidating Financial Information	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Supplemental Consolidating Financial Information
Supplemental Consolidating Financial Information

13. Supplemental Consolidating Financial Information

Radiation Therapy Services, Inc. (RTS) payment obligations under the senior secured credit facility and senior subordinated notes are guaranteed by Radiation Therapy Services Holdings, Inc. (Parent) and certain domestic subsidiaries of RTS (Subsidiary Guarantors and, collectively with Parent, the “Guarantors”). The consolidated joint ventures and professional corporations of the Company are non-guarantors. Such guarantees are full, unconditional and joint and several. The following supplemental financial information sets forth, on an unconsolidated basis, balance sheets, statements of comprehensive income (loss), and statements of cash flows information for Parent, the Subsidiary Guarantors and the non-guarantor subsidiaries. The supplemental financial information reflects the investment of Parent and RTS and subsidiary guarantors using the equity method of accounting.

CONSOLIDATING BALANCE SHEETS (UNAUDITED)

AS OF MARCH 31, 2012

(in thousands)

	Parent	RTS	Subsidiary Guarantors	Subsidiary Non-Guarantors	Eliminations	Consolidated
ASSETS
Current assets:
Cash and cash equivalents	$114	$53	$1,874	$10,366	$—	$12,407
Accounts receivable, net	—	—	53,813	47,356	—	101,169
Intercompany receivables	6,305	—	82,360	—	(88,665)	—
Prepaid expenses	—	79	4,513	1,297	—	5,889
Inventories	—	—	4,388	539	—	4,927
Deferred income taxes	(35)	(1,924)	4,925	3	—	2,969
Other	6	872	2,624	955	—	4,457
Total current assets	6,390	(920)	154,497	60,516	(88,665)	131,818
Equity investments in joint ventures	139,037	867,212	113,675	49	(1,119,451)	522
Property and equipment, net	—	—	208,977	35,315	—	244,292
Real estate subject to finance obligation	—	—	13,735	—	—	13,735
Goodwill	—	—	489,080	80,821	—	569,901
Intangible assets, net	—	2,782	20,901	22,126	—	45,809
Other assets	—	15,554	6,722	8,181	—	30,457
Intercompany note receivable	—	—	—	—	—	—
Total assets	$145,427	$884,628	$1,007,587	$207,008	$(1,208,116)	$1,036,534
LIABILITIES AND EQUITY
Current liabilities:
Accounts payable	$—	$795	$33,174	$5,433	$—	$39,402
Intercompany payables	—	68,367	—	20,235	(88,602)	—
Accrued expenses	(16)	17,073	30,301	6,565	—	53,923
Income taxes payable	(126)	1,624	2,325	1,661	—	5,484
Current portion of long-term debt	—	8,365	9,868	4,544	—	22,777
Current portion of finance obligation	—	—	184	—	—	184
Other current liabilities	—	—	2,518	2,856	—	5,374
Total current liabilities	(142)	96,224	78,370	41,294	(88,602)	127,144
Long-term debt, less current portion	—	660,268	19,463	2,254	—	681,985
Finance obligation, less current portion	—	—	14,133	—	—	14,133
Other long-term liabilities	—	1,041	15,512	6,589	—	23,142
Deferred income taxes	(3,882)	(11,942)	21,591	4,498	(6)	10,259
Intercompany note payable	—	—	—	—	—	—
Total liabilities	(4,024)	745,591	149,069	54,635	(88,608)	856,663
Noncontrolling interests—redeemable	—	—	—	—	12,925	12,925
Total Radiation Therapy Services Holdings, Inc. shareholder’s equity	149,451	139,037	858,518	152,373	(1,149,929)	149,450
Noncontrolling interests—nonredeemable	—	—	—	—	17,496	17,496
Total equity	149,451	139,037	858,518	152,373	(1,132,433)	166,946
Total liabilities and equity	$145,427	$884,628	$1,007,587	$207,008	$(1,208,116)	$1,036,534

CONSOLIDATING STATEMENTS OF COMPREHENSIVE INCOME (LOSS) (UNAUDITED)

THREE MONTHS ENDED MARCH 31, 2012

(in thousands)

	Parent	RTS	Subsidiary Guarantors	Subsidiary Non-Guarantors	Eliminations	Consolidated
Revenues:
Net patient service revenue	$—	$—	$116,659	$58,889	$—	$175,548
Other revenue	—	—	2,134	144	—	2,278
(Loss) income from equity investment	(10,340)	6,772	957	12	2,218	(381)
Intercompany revenue	—	31	17,690	—	(17,721)	—
Total revenues	(10,340)	6,803	137,440	59,045	(15,503)	177,445
Expenses:
Salaries and benefits	95	—	72,095	21,653	—	93,843
Medical supplies	—	—	12,628	2,832	—	15,460
Facility rent expenses	—	—	8,123	1,467	—	9,590
Other operating expenses	—	—	6,097	2,604	—	8,701
General and administrative expenses	—	274	15,594	3,814	—	19,682
Depreciation and amortization	—	927	12,431	1,838	—	15,196
Provision for doubtful accounts	—	—	2,982	2,079	—	5,061
Interest expense, net	(1)	16,788	655	113	—	17,555
Foreign currency transaction loss	—	—	—	49	—	49
Loss on foreign currency derivative contracts	—	594	—	—	—	594
Intercompany expenses	—	118	—	17,603	(17,721)	—
Total expenses	94	18,701	130,605	54,052	(17,721)	185,731
(Loss) income before income taxes	(10,434)	(11,898)	6,835	4,993	2,218	(8,286)
Income tax expense	—	(1,891)	92	1,916	(7)	110
Net (loss) income	(10,434)	(10,007)	6,743	3,077	2,225	(8,396)
Net income attributable to noncontrolling interests—redeemable and non-redeemable	—	—	—	—	(1,153)	(1,153)
Net (loss) income attributable to Radiation Therapy Services Holdings, Inc. shareholder	(10,434)	(10,007)	6,743	3,077	1,072	(9,549)
Unrealized comprehensive loss:	—	(333)	—	(528)	—	(861)
Comprehensive (loss) income	(10,434)	(10,340)	6,743	2,549	2,225	(9,257)
Comprehensive income attributable to noncontrolling interests-redeemable and non-redeemable:	—	—	—	—	(1,177)	(1,177)
Comprehensive (loss) income attributable to Radiation Therapy Services Holdings, Inc. shareholder	$(10,434)	$(10,340)	$6,743	$2,549	$1,048	$(10,434)

CONSOLIDATING STATEMENT OF CASH FLOWS (UNAUDITED)

THREE MONTHS ENDED MARCH 31, 2012

(in thousands)

	Parent	RTS	Subsidiary Guarantors	Subsidiary Non-Guarantors	Eliminations	Consolidated
Cash flows from operating activities
Net (loss) income	$(10,434)	$(10,007)	$6,743	$3,077	$2,225	$(8,396)
Adjustments to reconcile net (loss) income to net cash provided by (used in) operating activities:
Depreciation	—	—	10,996	1,454	—	12,450
Amortization	—	927	1,435	384	—	2,746
Deferred rent expense	—	—	251	65	—	316
Deferred income taxes	—	10	38	(148)	(6)	(106)
Stock-based compensation	95	—	—	—	—	95
Provision for doubtful accounts	—	—	2,982	2,079	—	5,061
Loss on the sale of property and equipment	—	—	90	—	—	90
Amortization of termination of interest rate swap	—	(84)	—	—	—	(84)
Loss on foreign currency transactions	—	—	—	9	—	9
Loss on foreign currency derivative contracts	—	594	—	—	—	594
Amortization of debt discount	—	218	—	—	—	218
Amortization of loan costs	—	1,334	—	—	—	1,334
Equity interest in net loss (earnings) of joint ventures	10,340	(6,772)	(957)	(12)	(2,218)	381
Distribution received from unconsolidated joint ventures	—	—	9	—	—	9
Changes in operating assets and liabilities:
Accounts receivable and other receivables	—	—	(12,854)	(5,918)	—	(18,772)
Income taxes payable	—	71	(4)	133	—	200
Inventories and other current assets	—	—	(227)	(165)	—	(392)
Prepaid expenses	—	(27)	765	(543)	—	195
Intercompany payable / receivable	(53)	(15,821)	10,603	5,272	(1)	—
Accounts payable	—	186	11,336	(206)	—	11,316
Accrued deferred compensation	—	—	152	47	—	199
Accrued expenses	(16)	9,271	1,953	166	—	11,374
Net cash (used in) provided by operating activities	(68)	(20,100)	33,311	5,694	—	18,837
Cash flows from investing activities
Purchases of property and equipment	—	—	(5,836)	(1,066)	—	(6,902)
Acquisition of medical practices	—	—	(23,053)	(50)	—	(23,103)
Proceeds from the sale of property and equipment	—	—	26	—	—	26
Loans to employees	—	—	(133)	(3)	—	(136)
Intercompany notes to / from affiliates	—	—	—	—	—	—
Contribution of capital to joint venture entities	—	—	(225)	—	—	(225)
Distributions received from joint venture entities	—	406	1,529	—	(1,935)	—
Payment of foreign currency derivative contracts	—	(292)	—	—	—	(292)
Premiums on life insurance policies	—	—	—	(155)	—	(155)
Change in other assets and other liabilities	(2)	—	409	(252)	—	155
Net cash (used in) provided by investing activities	(2)	114	(27,283)	(1,526)	(1,935)	(30,632)
Cash flows from financing activities
Proceeds from issuance of debt	—	—	—	560	—	560
Net proceeds from revolving credit facility	—	20,000	—	—	—	20,000
Principal repayments of debt	—	—	(4,861)	(738)	—	(5,599)
Repayments of finance obligation	—	—	(26)	—	—	(26)
Cash distributions to noncontrolling interest holders—redeemable and non-redeemable	—	—	—	—	(905)	(905)
Cash distributions to shareholders	—	—	—	(2,840)	2,840	—
Net cash provided by (used in) financing activities	—	20,000	(4,887)	(3,018)	1,935	14,030
Effect of exchange rate changes on cash and cash equivalents	—	—	—	(5)	—	(5)
Net (decrease) increase in cash and cash equivalents	(70)	14	1,141	1,145	—	2,230
Cash and cash equivalents, beginning of period	184	39	733	9,221	—	10,177
Cash and cash equivalents, end of period	$114	$53	$1,874	$10,366	$—	$12,407

CONSOLIDATING BALANCE SHEETS

AS OF DECEMBER 31, 2011

(in thousands)

	Parent	RTS	Subsidiary Guarantors	Subsidiary Non-Guarantors	Eliminations	Consolidated
ASSETS
Current assets:
Cash and cash equivalents	$184	$39	$733	$9,221	$—	$10,177
Accounts receivable, net	—	—	44,135	42,959	—	87,094
Intercompany receivables	6,335	—	91,477	—	(97,812)	—
Prepaid expenses	—	52	4,968	711	—	5,731
Inventories	—	—	4,140	168	—	4,308
Deferred income taxes	(35)	(1,924)	4,925	3	—	2,969
Other	4	814	4,397	810	—	6,025
Total current assets	6,488	(1,019)	154,775	53,872	(97,812)	116,304
Equity investments in joint ventures	149,377	778,355	123,310	42	(1,050,392)	692
Property and equipment, net	—	—	201,806	34,605	—	236,411
Real estate subject to finance obligation	—	—	13,719	—	—	13,719
Goodwill	—	82,491	384,001	90,055	—	556,547
Intangible assets, net	—	3,710	15,936	22,747	—	42,393
Other assets	—	17,248	7,089	8,189	—	32,526
Intercompany note receivable	—	—	—	—	—	—
Total assets	$155,865	$880,785	$900,636	$209,510	$(1,148,204)	$998,592
LIABILITIES AND EQUITY
Current liabilities:
Accounts payable	$—	$609	$21,838	$5,301	$—	$27,748
Intercompany payables	—	84,272	—	13,473	(97,745)	—
Accrued expenses	—	7,802	28,337	6,457	—	42,596
Income taxes payable	(126)	1,553	2,329	1,554	—	5,310
Current portion of long-term debt	—	—	9,923	4,022	—	13,945
Current portion of finance obligation	—	—	161	—	—	161
Other current liabilities	—	—	3,886	2,729	—	6,615
Total current liabilities	(126)	94,236	66,474	33,536	(97,745)	96,375
Long-term debt, less current portion	—	648,415	13,757	2,916	—	665,088
Finance obligation, less current portion	—	—	14,105	—	—	14,105
Other long-term liabilities	—	708	15,460	6,491	—	22,659
Deferred income taxes	(3,882)	(11,951)	21,553	4,623	—	10,343
Intercompany note payable	—	—	—	—	—	—
Total liabilities	(4,008)	731,408	131,349	47,566	(97,745)	808,570
Noncontrolling interests—redeemable	—	—	—	—	12,728	12,728
Total Radiation Therapy Services Holdings, Inc. shareholder’s equity	159,873	149,377	769,287	161,944	(1,080,608)	159,873
Noncontrolling interests—nonredeemable	—	—	—	—	17,421	17,421
Total equity	159,873	149,377	769,287	161,944	(1,063,187)	177,294
Total liabilities and equity	$155,865	$880,785	$900,636	$209,510	$(1,148,204)	$998,592

CONSOLIDATING STATEMENTS OF COMPREHENSIVE INCOME (LOSS) (UNAUDITED)

THREE MONTHS ENDED MARCH 31, 2011

(in thousands)

	Parent	RTS	Subsidiary Guarantors	Subsidiary Non-Guarantors	Eliminations	Consolidated
Revenues:
Net patient service revenue	$—	$—	$113,665	$41,418	$—	$155,083
Other revenue	—	—	1,459	245	—	1,704
(Loss) income from equity investment	(2,657)	11,629	1,726	(1)	(10,947)	(250)
Intercompany revenue	—	206	19,677	—	(19,883)	—
Total revenues	(2,657)	11,835	136,527	41,662	(30,830)	156,537
Expenses:
Salaries and benefits	680	—	68,999	11,220	—	80,899
Medical supplies	—	—	11,788	703	—	12,491
Facility rent expenses	—	—	7,006	817	—	7,823
Other operating expenses	—	—	6,019	1,439	—	7,458
General and administrative expenses	5	399	15,782	1,650	—	17,836
Depreciation and amortization	—	—	11,327	1,128	—	12,455
Provision for doubtful accounts	—	—	2,282	1,519	—	3,801
Interest expense, net	(2)	14,087	513	(105)	—	14,493
Gain on fair value adjustment of previously held equity investment	—	—	(234)	—	—	(234)
Foreign currency transaction loss	—	—	—	10	—	10
Loss on foreign currency derivative contracts	—	116	—	—	—	116
Intercompany expenses	7	—	—	19,876	(19,883)	—
Total expenses	690	14,602	123,482	38,257	(19,883)	157,148
(Loss) income before income taxes	(3,347)	(2,767)	13,045	3,405	(10,947)	(611)
Income tax (benefit) expense	—	1,186	1,120	16	144	2,466
Net (loss) income	(3,347)	(3,953)	11,925	3,389	(11,091)	(3,077)
Net income attributable to noncontrolling interests—redeemable and non-redeemable	—	—	—	—	(1,439)	(1,439)
Net (loss) income attributable to Radiation Therapy Services Holdings, Inc. shareholder	(3,347)	(3,953)	11,925	3,389	(12,530)	(4,516)
Unrealized comprehensive income (loss):	—	1,296	—	(155)	—	1,141
Comprehensive (loss) income	(3,347)	(2,657)	11,925	3,234	(11,091)	(1,936)
Comprehensive income attributable to noncontrolling interests-redeemable and non-redeemable:	—	—	—	—	(1,411)	(1,411)
Comprehensive (loss) income attributable to Radiation Therapy Services Holdings, Inc. shareholder	$(3,347)	$(2,657)	$11,925	$3,234	$(12,502)	$(3,347)

CONSOLIDATING STATEMENT OF CASH FLOWS (UNAUDITED)

THREE MONTHS ENDED MARCH 31, 2011

(in thousands)

	Parent	RTS	Subsidiary Guarantors	Subsidiary Non-Guarantors	Eliminations	Consolidated
Cash flows from operating activities
Net (loss) income	$(3,347)	$(3,953)	$11,925	$3,389	$(11,091)	$(3,077)
Adjustments to reconcile net (loss) income to net cash provided by (used in) operating activities:
Depreciation	—	—	9,816	1,013	—	10,829
Amortization	—	—	1,511	115	—	1,626
Deferred rent expense	—	—	229	60	—	289
Deferred income taxes	—	527	1,209	188	44	1,968
Stock-based compensation	680	—	—	—	—	680
Provision for doubtful accounts	—	—	2,282	1,519	—	3,801
Gain on the sale of property and equipment	—	—	(8)	—	—	(8)
Gain on fair value adjustment of previously held equity investment	—	—	(234)	—	—	(234)
Loss on foreign currency transactions	—	—	—	49	—	49
Loss on foreign currency derivative contracts	—	116	—	—	—	116
Amortization of debt discount	—	192	—	—	—	192
Amortization of loan costs	—	1,014	—	—	—	1,014
Equity interest in net loss (earnings) of joint ventures	2,657	(11,629)	(1,726)	1	10,947	250
Changes in operating assets and liabilities:
Accounts receivable and other receivables	—	—	(10,863)	(4,734)	—	(15,597)
Income taxes payable	—	635	(89)	(814)	(69)	(337)
Inventories and other current assets	—	—	(681)	4	—	(677)
Prepaid expenses	—	(57)	806	16	—	765
Intercompany payable / receivable	(276)	2,393	(5,776)	3,490	169	—
Accounts payable	—	(237)	3,715	(634)	—	2,844
Accrued expenses	—	10,776	3,213	(102)	—	13,887
Net cash (used in) provided by operating activities	(286)	(223)	15,329	3,560	—	18,380
Cash flows from investing activities
Purchases of property and equipment	—	—	(10,878)	(535)	—	(11,413)
Acquisition of medical practices	—	—	(47,500)	5,396	—	(42,104)
Proceeds from the sale of property and equipment	—	—	5	—	—	5
Repayments from (loans to) employees	—	—	147	(12)	—	135
Intercompany notes to / from affiliates	—	—	—	—	—	—
Contribution of capital to joint venture entities	—	(47,500)	—	—	47,500	—
Distributions received from joint venture entities	—	372	1,728	—	(1,800)	300
Proceeds from sale of equity interest in a joint venture	—	—	312	—	—	312
Payment of foreign currency derivative contracts	—	(552)	—	—	—	(552)
Change in other assets and other liabilities	5	3	(100)	32	—	(60)
Net cash provided by (used in) investing activities	5	(47,677)	(56,286)	4,881	45,700	(53,377)
Cash flows from financing activities
Proceeds from issuance of debt (net of original issue discount of $625)	—	49,375	—	26	—	49,401
Principal repayments of debt	—	—	(2,433)	(23)	—	(2,456)
Repayments of finance obligation	—	—	(13)	—	—	(13)
Proceeds from equity contribution	3	—	47,500	—	(47,500)	3
Cash distributions to noncontrolling interest holders—redeemable and non-redeemable	—	—	—	—	(923)	(923)
Payments of loan costs	—	(1,534)	—	—	—	(1,534)
Cash distributions to shareholders	—	—	—	(2,723)	2,723	—
Net cash provided by (used in) financing activities	3	47,841	45,054	(2,720)	(45,700)	44,478
Effect of exchange rate changes on cash and cash equivalents	—	—	—	(3)	—	(3)
Net (decrease) increase in cash and cash equivalents	(278)	(59)	4,097	5,718	—	9,478
Cash and cash equivalents, beginning of period	279	80	8,637	4,981	—	13,977
Cash and cash equivalents, end of period	$1	$21	$12,734	$10,699	$—	$23,455

(20) Supplemental Consolidating Financial Information

        Radiation Therapy Services, Inc. (RTS) payment obligations under the senior secured credit facility and senior subordinated notes are guaranteed by Parent and certain domestic subsidiaries of RTS (Subsidiary Guarantors and, collectively with Parent, the "Guarantors"). The consolidated joint ventures and professional corporations of the Company are non-guarantors. Such guarantees are full, unconditional and joint and several. The following supplemental financial information sets forth, on an unconsolidated basis, balance sheets, statements of operations, and statements of cash flows information for Parent, the Subsidiary Guarantors and the non-guarantor subsidiaries. The supplemental financial information reflects the investment of Parent and RTS and subsidiary guarantors using the equity method of accounting.

CONSOLIDATING BALANCE SHEET
AS OF DECEMBER 31, 2011
(in thousands)

	Parent	RTS	Subsidiary Guarantors	Subsidiary Non-Guarantors	Eliminations	Consolidated
ASSETS
Current assets:
Cash and cash equivalents	$184	$39	$733	$9,221	$—	$10,177
Accounts receivable, net	—	—	44,135	42,959	—	87,094
Intercompany receivables	6,335	—	91,477	—	(97,812)	—
Prepaid expenses	—	52	4,968	711	—	5,731
Inventories	—	—	4,140	168	—	4,308
Deferred income taxes	(35)	(1,924)	4,925	3	—	2,969
Other	4	814	4,397	810	—	6,025

Total current assets	6,488	(1,019)	154,775	53,872	(97,812)	116,304
Equity investments in joint ventures	149,377	778,355	123,310	42	(1,050,392)	692
Property and equipment, net	—	—	201,806	34,605	—	236,411
Real estate subject to finance obligation	—	—	13,719	—	—	13,719
Goodwill	—	82,491	384,001	90,055	—	556,547
Intangible assets, net	—	3,710	15,936	22,747	—	42,393
Other assets	—	17,248	7,089	8,189	—	32,526
Intercompany note receivable	—	—	—	—	—	—

Total assets	$155,865	$880,785	$900,636	$209,510	$(1,148,204)	$998,592

LIABILITIES AND EQUITY
Current liabilities:
Accounts payable	$—	$609	$21,838	$5,301	$—	$27,748
Intercompany payables	—	84,272	—	13,473	(97,745)	—
Accrued expenses	—	7,802	28,337	6,457	—	42,596
Income taxes payable	(126)	1,553	2,329	1,554	—	5,310
Current portion of long-term debt	—	—	9,923	4,022	—	13,945
Current portion of finance obligation	—	—	161	—	—	161
Other current liabilities	—	—	3,886	2,729	—	6,615

Total current liabilities	(126)	94,236	66,474	33,536	(97,745)	96,375
Long-term debt, less current portion	—	648,415	13,757	2,916	—	665,088
Finance obligation, less current portion	—	—	14,105	—	—	14,105
Other long-term liabilities	—	708	15,460	6,491	—	22,659
Deferred income taxes	(3,882)	(11,951)	21,553	4,623	—	10,343
Intercompany note payable	—	—	—	—	—	—

Total liabilities	(4,008)	731,408	131,349	47,566	(97,745)	808,570
Noncontrolling interests—redeemable	—	—	—	—	12,728	12,728
Total Radiation Therapy Services Holdings, Inc. shareholder's equity	159,873	149,377	769,287	161,944	(1,080,608)	159,873
Noncontrolling interests—nonredeemable	—	—	—	—	17,421	17,421

Total equity	159,873	149,377	769,287	161,944	(1,063,187)	177,294

Total liabilities and equity	$155,865	$880,785	$900,636	$209,510	$(1,148,204)	$998,592

CONSOLIDATING STATEMENTS OF COMPREHENSIVE INCOME (LOSS)
YEAR ENDED DECEMBER 31, 2011
(in thousands)

	Parent	RTS	Subsidiary Guarantors	Subsidiary Non-Guarantors	Eliminations	Consolidated
Revenues:
Net patient service revenue	$—	$—	$435,258	$203,432	$—	$638,690
Other revenue	—	1	6,574	488	—	7,063
(Loss) income from equity investment	(363,552)	(342,738)	2,633	(6)	702,627	(1,036)
Intercompany revenue	—	742	80,897	2	(81,641)	—

Total revenues	(363,552)	(341,995)	525,362	203,916	620,986	644,717
Expenses:
Salaries and benefits	1,461	—	263,483	61,838	—	326,782
Medical supplies	—	—	46,590	5,248	—	51,838
Facility rent expenses	—	—	28,902	4,473	—	33,375
Other operating expenses	—	—	23,768	10,224	—	33,992
General and administrative expenses	6	1,929	68,500	11,253	—	81,688
Depreciation and amortization	—	928	46,764	6,392	—	54,084
Provision for doubtful accounts	—	—	11,276	4,841	—	16,117
Interest expense, net	(6)	58,433	2,482	(253)	—	60,656
Impairment loss	—	—	359,857	782	—	360,639
Loss (gain) on investments	—	—	251	(1)	—	250
Gain on fair value adjustment of previously held equity investment	—	—	(234)	—	—	(234)
Foreign currency transaction loss	—	—	—	106	—	106
Loss on forward currency derivative contracts	—	672	—	—	—	672
Intercompany expenses	—	—	2	81,639	(81,641)	—

Total expenses	1,461	61,962	851,641	186,542	(81,641)	1,019,965

(Loss) income before income taxes	(365,013)	(403,957)	(326,279)	17,374	702,627	(375,248)
Income tax expense	(9,735)	(37,977)	16,547	5,800	—	(25,365)

Net (loss) income	(355,278)	(365,980)	(342,826)	11,574	702,627	(349,883)
Net income attributable to noncontrolling interests—redeemable and non-redeemable	—	—	—	—	(3,558)	(3,558)

Net (loss) income attributable to Radiation Therapy Services Holdings, Inc. shareholder	(355,278)	(365,980)	(342,826)	11,574	699,069	(353,441)
Unrealized comprehensive income (loss):	—	2,428	—	(4,909)	—	(2,481)

Comprehensive (loss) income	(355,278)	(363,552)	(342,826)	6,665	702,627	(352,364)

Comprehensive income attributable to noncontrolling interests—redeemable and non-redeemable:	—	—	—	—	(2,914)	(2,914)

Comprehensive (loss) income attributable to Radiation Therapy Services Holdings, Inc. shareholder	$(355,278)	$(363,552)	$(342,826)	$6,665	$699,713	$(355,278)

CONSOLIDATING STATEMENT OF CASH FLOWS
YEAR ENDED DECEMBER 31, 2011
(in thousands)

	Parent	RTS	Subsidiary Guarantors	Subsidiary Non-Guarantors	Eliminations	Consolidated
Cash flows from operating activities
Net (loss) income	$(355,278)	$(365,980)	$(342,826)	$11,574	$702,627	$(349,883)
Adjustments to reconcile net (loss) income to net cash provided by (used in) operating activities:
Depreciation	—	—	40,822	5,150	—	45,972
Amortization	—	928	5,942	1,242	—	8,112
Deferred rent expense	—	—	1,069	202	—	1,271
Deferred income taxes	(2,141)	(38,285)	11,220	403	425	(28,378)
Stock-based compensation	1,461	—	—	—	—	1,461
Provision for doubtful accounts	—	—	11,276	4,841	—	16,117
Loss on the sale of property and equipment	—	—	235	—	—	235
Termination of a derivative interest rate swap agreement	—	(1,880)	—	—	—	(1,880)
Impairment loss	—	—	359,857	782	—	360,639
Loss on investments	—	—	251	(1)	—	250
Gain on fair value adjustment of previously held equity investment	—	—	(234)	—	—	(234)
Loss on foreign currency transactions	—	—	—	98	—	98
Loss on forward currency derivative contracts	—	672	—	—	—	672
Amortization of debt discount	—	847	—	—	—	847
Amortization of loan costs	—	4,524	—	—	—	4,524
Equity interest in net loss (earnings) of joint ventures	363,552	342,738	(2,633)	6	(702,627)	1,036
Distribution received from unconsolidated joint ventures	—	—	52	—	—	52
Changes in operating assets and liabilities:
Accounts receivable and other receivables	—	—	(11,807)	(8,973)	—	(20,780)
Income taxes payable	(568)	5,533	(7,076)	(1,684)	(598)	(4,393)
Inventories and other current assets	—	—	(1,552)	(100)	—	(1,622)
Prepaid expenses	—	(7)	2,536	310	—	2,839
Intercompany payable / receivable	(7,177)	61,149	(56,738)	2,593	173	—
Accounts payable	—	(15)	4,338	(1,515)	—	2,808
Accrued expenses	—	1,424	2,432	1,145	—	5,001

Net cash (used in) provided by operating activities	(151)	11,648	17,194	16,073	—	44,764
Cash flows from investing activities
Purchases of property and equipment	—	—	(30,733)	(5,879)	—	(36,612)
Acquisition of medical practices	—	—	(63,843)	3,957	—	(59,886)
Proceeds from the sale of property and equipment	—	—	6	—	—	6
Repayments from (loans to) employees	—	—	346	(8)	—	338
Intercompany notes to / from affiliates	—	—	—	—	—	—
Contribution of capital to joint venture entities	—	(57,647)	(299)	—	57,147	(799)
Distributions received from joint venture entities	—	1,379	6,442	—	(7,240)	581
Proceeds from sale of equity interest in a joint venture	—	—	4,432	—	(4,120)	312
Proceeds from sale of investments	—	—	1,035	—	—	1,035
Purchase of investments	—	—	—	(79)	—	(79)
Payment of foreign currency derivative contracts	—	(1,486)	—	—	—	(1,486)
Change in other assets and other liabilities	3	(1)	(233)	39	—	(192)

Net cash provided by (used in) investing activities	3	(57,755)	(82,847)	(1,970)	45,787	(96,782)

CONSOLIDATING STATEMENT OF CASH FLOWS
YEAR ENDED DECEMBER 31, 2011 (Continued)
(in thousands)

	Parent	RTS	Subsidiary Guarantors	Subsidiary Non-Guarantors	Eliminations	Consolidated
Cash flows from financing activities
Proceeds from issuance of debt	—	97,375	11,408	2,422	—	111,205
Principal repayments of debt	—	(46,500)	(10,711)	(566)	—	(57,777)
Repayments of finance obligation	—	—	(95)	—	—	(95)
Proceeds from equity contribution	3	—	57,147	—	(57,147)	3
Payments of notes receivable from shareholder	50	—	—	—	—	50
Proceeds from issuance of noncontrolling interest	—	—	—	—	4,120	4,120
Cash distributions to noncontrolling interest holders—redeemable and non-redeemable	—	—	—	—	(4,428)	(4,428)
Consolidation of noncontrolling interest	—	—	—	(33)	—	(33)
Payments of loan costs	—	(4,809)	—	—	—	(4,809)
Cash distributions to shareholders	—	—	—	(11,668)	11,668	—

Net cash provided by (used in) financing activities	53	46,066	57,749	(9,845)	(45,787)	48,236

Effect of exchange rate changes on cash and cash equivalents	—	—	—	(18)	—	(18)
Net (decrease) increase in cash and cash equivalents	(95)	(41)	(7,904)	4,240	—	(3,800)
Cash and cash equivalents, beginning of period	279	80	8,637	4,981	—	13,977

Cash and cash equivalents, end of period	$184	$39	$733	$9,221	$—	$10,177

CONSOLIDATING BALANCE SHEETS
AS OF DECEMBER 31, 2010
(in thousands)

	Parent	RTS	Subsidiary Guarantors	Subsidiary Non-Guarantors	Eliminations	Consolidated
ASSETS
Current assets:
Cash and cash equivalents	$279	$80	$8,637	$4,981	$—	$13,977
Accounts receivable, net	—	—	43,901	19,670	—	63,571
Intercompany receivables	—	—	71,519	—	(71,519)	—
Income taxes receivable	—	—	—	—	—	—
Prepaid expenses	—	45	6,549	375	—	6,969
Inventories	—	—	2,579	68	—	2,647
Deferred income taxes	(517)	1,553	1,240	—	—	2,276
Other	7	—	1,507	799	—	2,313

Total current assets	(231)	1,678	135,932	25,893	(71,519)	91,753
Equity investments in joint ventures	496,340	1,028,910	44,011	—	(1,549,125)	20,136
Property and equipment, net	—	—	207,250	22,415	—	229,665
Real estate subject to finance obligation	—	—	8,100	—	—	8,100
Goodwill	—	114,064	644,699	12,135	—	770,898
Intangible assets, net	—	12,978	71,783	475	—	85,236
Other assets	—	16,963	4,420	9,159	—	30,542
Intercompany note receivable	—	—	—	—	—	—

Total assets	$496,109	$1,174,593	$1,116,195	$70,077	$(1,620,644)	$1,236,330

LIABILITIES AND EQUITY
Current liabilities:
Accounts payable	$—	$624	$17,880	$3,384	$—	$21,888
Intercompany payables	841	59,758	—	11,037	(71,636)	—
Accrued expenses	—	6,378	26,260	3,127	—	35,765
Income taxes payable	442	(3,980)	9,405	(471)	598	5,994
Current portion of long-term debt	—	—	8,780	—	—	8,780
Current portion of finance obligation	—	—	53	—	—	53
Other current liabilities	—	—	197	—	—	197

Total current liabilities	1,283	62,780	62,575	17,077	(71,038)	72,677
Long-term debt, less current portion	—	580,645	9,406	—	—	590,051
Finance obligation, less current portion	—	—	8,515	—	—	8,515
Other long-term liabilities	—	4,966	10,002	1,013	—	15,981
Deferred income taxes	(2,223)	29,862	6,648	(335)	(425)	33,527
Intercompany note payable	—	—	—	—	—	—

Total liabilities	(940)	678,253	97,146	17,755	(71,463)	720,751
Noncontrolling interests—redeemable	—	—	—	—	7,371	7,371
Total Radiation Therapy Services Holdings, Inc. shareholder's equity	497,049	496,340	1,019,049	52,322	(1,567,711)	497,049
Noncontrolling interests—nonredeemable	—	—	—	—	11,159	11,159

Total equity	497,049	496,340	1,019,049	52,322	(1,556,552)	508,208

Total liabilities and equity	$496,109	$1,174,593	$1,116,195	$70,077	$(1,620,644)	$1,236,330

CONSOLIDATING STATEMENTS OF COMPREHENSIVE INCOME (LOSS)
YEAR ENDED DECEMBER 31, 2010
(in thousands)

	Parent	RTS	Subsidiary Guarantors	Subsidiary Non-Guarantors	Eliminations	Consolidated
Revenues:
Net patient service revenue	$—	$—	$391,643	$144,270	$—	$535,913
Other revenue	—	—	6,377	672	—	7,049
(Loss) income from equity investment	(113,441)	(48,528)	4,354	—	158,616	1,001
Intercompany revenue	—	569	81,966	—	(82,535)	—

Total revenues	(113,441)	(47,959)	484,340	144,942	76,081	543,963
Expenses:
Salaries and benefits	1,030	—	244,692	36,580	—	282,302
Medical supplies	—	—	40,779	2,248	—	43,027
Facility rent expenses	—	—	25,166	2,719	—	27,885
Other operating expenses	—	—	23,965	3,138	—	27,103
General and administrative expenses	2	2,669	59,567	3,560	—	65,798
Depreciation and amortization	—	—	42,864	3,482	—	46,346
Provision for doubtful accounts	—	—	3,566	5,265	—	8,831
Interest expense, net	(9)	54,934	4,011	(431)	—	58,505
Loss on sale of assets of a radiation treatment center	—	—	1,903	—	—	1,903
Early extinguishment of debt	—	10,947	—	—	—	10,947
Impairment Loss	—	—	97,916	—	—	97,916
Intercompany expenses	—	—	—	82,703	(82,703)	—

Total expenses	1,023	68,550	544,429	139,264	(82,703)	670,563

(Loss) income before income taxes	(114,464)	(116,509)	(60,089)	5,678	158,784	(126,600)
Income tax (benefit) expense	(454)	(1,389)	(11,142)	6	169	(12,810)

Net (loss) income	(114,010)	(115,120)	(48,947)	5,672	158,615	(113,790)
Net income attributable to noncontrolling interests—redeemable and non-redeemable	—	—	—	—	(1,698)	(1,698)

Net (loss) income attributable to Radiation Therapy Services Holdings, Inc. shareholder	(114,010)	(115,120)	(48,947)	5,672	156,917	(115,488)
Unrealized comprehensive income (loss):	—	1,679	(201)	—	—	1,478

Comprehensive (loss) income	(114,010)	(113,441)	(49,148)	5,672	158,615	(112,312)

Comprehensive income attributable to noncontrolling interests-redeemable and non-redeemable:	—	—	—	—	(1,698)	(1,698)

Comprehensive (loss) income attributable to Radiation Therapy Services Holdings, Inc. shareholder	$(114,010)	$(113,441)	$(49,148)	$5,672	$156,917	$(114,010)

CONSOLIDATING STATEMENTS OF CASH FLOWS
YEAR ENDED DECEMBER 31, 2010
(in thousands)

	Parent	RTS	Subsidiary Guarantors	Subsidiary Non-Guarantors	Eliminations	Consolidated
Cash flows from operating activities
Net (loss) income	$(114,010)	$(115,120)	$(48,947)	$5,672	$158,615	$(113,790)
Adjustments to reconcile net (loss) income to net cash provided by (used in) operating activities:
Depreciation	—	—	35,581	3,430	—	39,011
Amortization	—	—	7,283	52	—	7,335
Deferred rent expense	—	—	895	285	—	1,180
Deferred income tax provision (benefit)	(1,627)	(1,335)	(15,976)	(335)	(425)	(19,698)
Stock-based compensation	1,030	—	—	—	—	1,030
Impairment Loss	—	—	97,916	—	—	97,916
Provision for doubtful accounts	—	—	3,566	5,265	—	8,831
Loss on the sale of property and equipment	—	—	734	—	—	734
Loss on sale of assets of a radiation treatment center	—	—	1,903	—	—	1,903
Write off of pro-rata debt discount	—	494	—	—	—	494
Write off of loan costs	—	1,593	—	—	—	1,593
Early Extinguishment of debt	—	10,947	—	—	—	10,947
Amortization of debt discount	—	791	—	—	—	791
Amortization of loan costs	—	3,350	—	—	—	3,350
Equity interest in net earnings of joint ventures	113,441	48,528	(4,354)	—	(158,616)	(1,001)
Distribution received from unconsolidated joint ventures	—	—	980	—	—	980
Changes in operating assets and liabilities:
Accounts receivable and other receivables	—	—	(11,660)	(4,406)	—	(16,066)
Income taxes receivable / payable	442	1,220	4,178	39	598	6,477
Inventories	—	—	103	4	—	107
Prepaid expenses	—	(1)	4,214	212	—	4,425
Intercompany payable / receivable	732	10,900	(9,804)	(1,656)	(172)	—
Accounts payable	—	379	8,071	4	—	8,454
Accrued expenses	—	(4,483)	8,632	(163)	5	3,991

Net cash provided by (used in) operating activities	8	(42,737)	83,315	8,403	5	48,994
Cash flows from investing activities
Purchases of property and equipment	—	—	(43,260)	(521)	—	(43,781)
Acquisition of radiation centers	—	—	(43,388)	—	—	(43,388)
Purchase of joint venture interests	—	(1,000)	—	—	—	(1,000)
Proceeds from the sale of property and equipment	—	—	1,693	—	—	1,693
Repayments from (loans to) employees	—	—	457	—	—	457
Intercompany notes to / from affiliates	—	500	—	(500)	—	—
Contribution of capital to joint venture entities	—	(8,000)	(3,711)	—	8,000	(3,711)
Proceeds from sale of equity interest in joint venture	—	—	300	308	(608)	—
Distributions received from joint venture	—	1,166	4,140	—	(5,279)	27
Change in other assets and other liabilities	—	(2,005)	(826)	28	(5)	(2,808)

Net cash provided by (used in) investing activities	—	(9,339)	(84,595)	(685)	2,108	(92,511)
Cash flows from financing activities
Proceeds from issuance of debt (net of original issue discount of $1,950)	—	316,550	—	—	—	316,550
Principal repayments of debt	—	(260,667)	(10,628)	—	—	(271,295)
Repayments of finance obligation	—	—	(302)	—	—	(302)
Payment of call premium on senior subordinated notes	—	(5,250)	—	—	—	(5,250)
Proceeds from equity contribution	156	—	8,000	—	(8,000)	156
Payments of notes receivable from shareholder	50	—	—	—	—	50
Proceeds from issuance of noncontrolling interest	—	—	—	—	608	608
Cash distributions to noncontrolling interest holders—redeemable and non-redeemable	—	—	—	—	(3,176)	(3,176)
Deconsolidation of noncontrolling interest	—	—	—	(14)	—	(14)
Payments of loan costs	—	(12,791)	—	—	—	(12,791)
Cash distributions to shareholders	—	—	—	(8,455)	8,455	—

Net cash provided by (used in) financing activities	206	37,842	(2,930)	(8,469)	(2,113)	24,536

Net increase (decrease) in cash and cash equivalents	214	(14,234)	(4,210)	(751)	—	(18,981)
Cash and cash equivalents, beginning of period	65	14,314	12,847	5,732	—	32,958

Cash and cash equivalents, end of period	$279	$80	$8,637	$4,981	$—	$13,977

CONSOLIDATING STATEMENTS OF COMPREHENSIVE INCOME (LOSS)
YEAR ENDED DECEMBER 31, 2009
(in thousands)

	Parent	RTS	Subsidiary Guarantors	Subsidiary Non-Guarantors	Eliminations	Consolidated
Revenues:
Net patient service revenue	$—	$—	$369,728	$147,918	$—	$517,646
Other revenue	—	—	4,755	1,203	—	5,958
(Loss) income from equity investment	(6,795)	52,672	4,614	—	(49,611)	880
Intercompany revenue	—	845	86,862	—	(87,707)	—

Total revenues	(6,795)	53,517	465,959	149,121	(137,318)	524,484
Expenses:
Salaries and benefits	962	—	219,734	38,836	—	259,532
Medical supplies	—	—	43,913	1,448	—	45,361
Facility rent expenses	—	—	19,964	2,142	—	22,106
Other operating expenses	—	—	21,268	3,130	—	24,398
General and administrative expenses	2	739	50,653	3,143	—	54,537
Depreciation and amortization	—	—	43,605	2,811	—	46,416
Provision for doubtful accounts	—	—	8,526	4,345	—	12,871
Interest expense, net	(10)	53,831	9,031	(350)	—	62,502
Impairment loss	—	—	3,470	4	—	3,474
Intercompany expenses	—	—	—	87,707	(87,707)	—

Total expenses	954	54,570	420,164	143,216	(87,707)	531,197

(Loss) income before income taxes	(7,749)	(1,053)	45,795	5,905	(49,611)	(6,713)
Income tax (expense) benefit	—	7,680	(6,460)	(218)	—	1,002

Net (loss) income	(7,749)	(8,733)	52,255	6,123	(49,611)	(7,715)
Net income attributable to noncontrolling interests—redeemable and non-redeemable	—	—	—	—	(1,835)	(1,835)

Net (loss) income attributable to Radiation Therapy Services Holdings, Inc. shareholder	(7,749)	(8,733)	52,255	6,123	(51,446)	(9,550)
Unrealized comprehensive income (loss):	—	1,938	(137)	—	—	1,801

Comprehensive (loss) income	(7,749)	(6,795)	52,118	6,123	(49,611)	(5,914)

Comprehensive income attributable to noncontrolling interests-redeemable and non-redeemable:	—	—	—	—	(1,835)	(1,835)

Comprehensive (loss) income attributable to Radiation Therapy Services Holdings, Inc. shareholder	$(7,749)	$(6,795)	$52,118	$6,123	$(51,446)	$(7,749)

CONSOLIDATING STATEMENTS OF CASH FLOWS
YEAR ENDED DECEMBER 31, 2009
(in thousands)

	Parent	RTS	Subsidiary Guarantors	Subsidiary Non-Guarantors	Eliminations	Consolidated
Cash flows from operating activities
Net (loss) income	$(7,749)	$(8,733)	$52,255	$6,123	$(49,611)	$(7,715)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation	—	—	29,211	2,626	—	31,837
Amortization	—	—	14,394	185	—	14,579
Deferred rent expense	—	—	2,170	1,029	—	3,199
Deferred income tax provision	(34)	(6,825)	5,524	—	—	(1,335)
Stock-based compensation	962	—	—	—	—	962
Impairment loss	—	—	3,470	4	—	3,474
Provision for doubtful accounts	—	—	8,526	4,345	—	12,871
Loss on the sale of property and equipment	—	—	1,345	(4)	—	1,341
Write-off of acquisition-related costs	—	—	812	—	—	812
Amortization of debt discount	—	1,208	—	—	—	1,208
Amortization of loan costs	—	2,850	—	—	—	2,850
Equity interest in net earnings of joint ventures	6,795	(52,672)	(4,614)	—	49,611	(880)
Changes in operating assets and liabilities:
Accounts receivable	—	—	(58)	(3,732)	—	(3,790)
Income taxes receivable and other receivables	—	10,910	2,776	(545)	—	13,141
Inventories	—	—	14	(4)	—	10
Prepaid expenses	—	(2)	1,670	338	—	2,006
Intercompany payable / receivable	58	64,302	(64,057)	(303)	—	—
Accounts payable	—	(98)	(1,464)	597	—	(965)
Accrued expenses	—	(627)	(1,280)	(300)	(6)	(2,213)

Net cash provided by (used in) operating activities	32	10,313	50,694	10,359	(6)	71,392
Cash flows from investing activities
Purchases of property and equipment	—	—	(33,838)	(1,605)	—	(35,443)
Acquisition of radiation centers	—	—	(2,449)	—	—	(2,449)
Restricted cash associated with earn-out provisions of acquisitions	—	—	2,269	—	—	2,269
Purchase of joint venture interests	—	—	(13,593)	—	—	(13,593)
Proceeds from the sale of property and equipment	—	—	39	105	—	144
Repayments from (loans to) employees	—	—	451	27	—	478
Contribution of capital to joint venture entities	—	—	(2,665)	—	279	(2,386)
Proceeds from sale of equity interest in joint venture	—	—	250	385	(635)	—
Distributions received from joint venture	—	1,142	3,959	—	(5,101)	—
Change in other assets and other liabilities	3	(1,976)	(1,464)	239	6	(3,192)

Net cash provided by (used in) investing activities	3	(834)	(47,041)	(849)	(5,451)	(54,172)
Cash flows from financing activities
Principal repayments of debt	—	(18,768)	(10,925)	—	—	(29,693)
Repayments of finance obligation	—	—	(1,242)	—	—	(1,242)
Payments of notes receivable from shareholder	25	—	—	—	—	25
Proceeds from issuance of noncontrolling interest	—	—	—	—	356	356
Cash distributions to noncontrolling interest holders—redeemable and non-redeemable	—	—	—	—	(2,876)	(2,876)
Cash distributions to shareholders	—	—	—	(7,977)	7,977	—

Net cash provided by (used in) financing activities	25	(18,768)	(12,167)	(7,977)	5,457	(33,430)

Net increase (decrease) in cash and cash equivalents	60	(9,289)	(8,514)	1,533	—	(16,210)
Cash and cash equivalents, beginning of period	5	23,603	21,361	4,199	—	49,168

Cash and cash equivalents, end of period	$65	$14,314	$12,847	$5,732	—	$32,958